ANNUAL REPORT DECEMBER 31, 2001

JPMorgan Funds

U.S. EQUITY FUNDS
Balanced Fund
Diversified Fund
Core Equity Fund
Equity Income Fund
Growth and Income Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Equity Growth Fund
U.S. Equity Fund
SmartIndex(TM) Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Capital Growth Fund
Small Cap Equity Fund
Small Cap Growth Fund
Dynamic Small Cap Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund

[LOGO]  JPMorgan Fleming
        Asset Management

CONTENTS

President's Letter                                  1

JPMorgan Balanced Fund                              3

JPMorgan Diversified Fund                           6

JPMorgan Core Equity Fund                           9

JPMorgan Equity Income Fund                        12

JPMorgan Growth and Income Fund                    15

JPMorgan Disciplined Equity Fund                   18

JPMorgan Disciplined Equity Value Fund             21

JPMorgan Equity Growth Fund                        23

JPMorgan U.S. Equity Fund                          26

JPMorgan SmartIndex(TM) Fund                       29

JPMorgan Mid Cap Growth Fund                       32

JPMorgan Mid Cap Value Fund                        35

JPMorgan Capital Growth Fund                       38

JPMorgan Small Cap Equity Fund                     41

JPMorgan Small Cap Growth Fund                     44

JPMorgan Dynamic Small Cap Fund                    47

JPMorgan U.S. Small Company Fund                   50

JPMorgan U.S. Small Company Opportunities Fund     53

Portfoilio Of Investments                          56

Financial Statements                              163

Notes to Financial Statements                     190

Financial Highlights                              253

Portfolio Financial Statements                    293


HIGHLIGHTS

- Large cap U.S. equities fall for second consecutive year.

- Successful policy response to September 11th terrorist attacks.

- U.S. and international equity markets rebound in final quarter.

NOT FDIC INSURED May lose value / No bank guarantee

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMorgan U.S. EQUITY FUNDS

PRESIDENT'S LETTER                                             FEBRUARY 4, 2002

DEAR SHAREHOLDER:

We are pleased to present the annual report for the JPMorgan U.S. Equity Funds for the year ended December 31, 2001.

A SOBERING YEAR

2001 was a disappointing year for equities. After a decade of uninterrupted economic growth in the United States and most of the developed world, economic activity decelerated dramatically. The U.S. economy slowed significantly, particularly in the second half of the year. Growth also deteriorated in Europe and the United Kingdom, while Japan experienced a serious recession. Consequently, U.S. large cap equities fell for the second year in a row and international equity markets also dropped.

The September 11th terrorist attacks on the United States compounded the world's already serious economic difficulties. In the equity markets, the following fortnight saw a frightening fall in prices. Despite trying times following the terrorist attacks, JPMorgan Fleming Asset Management was not deterred by these events, as evidenced by our success in keeping our money market funds open during the aftermath of September 11th.

However, the economic slowdown appears to have been relatively mild and chiefly confined to the technology and telecommunications industries. Capital spending slowed dramatically in these sectors and the loss of confidence fed through to the broader economy. This was different from previous economic cycles, where central banks have normally triggered slowdowns by raising rates to curb runaway consumer spending.

The economic situation was reflected in equity markets. The worst stock price reductions were in technology and telecommunications companies. Additionally, the stretched valuations of large caps meant that they had further to fall. In the United States, the technology-laden NASDAQ Index fell 29.2%, the broad-based S&P 500 Index declined 11.9%. To a certain extent, this scenario was repeated in international markets.

STRONG FINAL QUARTER

By October, equity markets began to sense a pick up in economic activity. From focusing on fear and recession, investors viewed the developed world's fiscal, monetary and military actions with increasing optimism. The Federal Reserve Board had accelerated its program of rate cuts following the September terrorist attacks, and by the year-end rates had been eased 11 times in 2001. Rates were also cut in Europe, the United Kingdom and Japan.

In the final quarter, the S&P 500 Index rose 10.7% and the MSCI EAFE Index, which tracks international markets, climbed 7.0%. At JPMorgan Fleming Asset Management, a number of our funds were well positioned for this rally. Following September's mini-crash, some portfolio managers chose to buy more of their favored stocks at exceptionally cheap prices.

MARKET OUTLOOK

We believe that the optimism expressed by markets in late 2001 is broadly justified. The decisive actions of the Fed and other central banks may support a recovery in the second half of 2002, although corporate earnings growth is unlikely to be as rapid as it was in the late 1990s. The one exception to this picture is Japan, where deep-rooted economic difficulties remain. However, equities everywhere are generally fully valued and so stock selection is more important than ever.

Finally, we would once again like to express our deep sorrow to those affected by the year's horrific terrorist attacks.

Sincerely yours,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

 JPMorgan BALANCED FUND
          AS OF DECEMBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Balanced Fund, which invests in a combination of large U.S. stocks and fixed income securities, had a loss of 5.51% (Select Shares) during the year ended December 31, 2001. This compares with a fall of 11.88% for the S&P 500 Index.

HOW THE FUND WAS MANAGED

As U.S. economic growth faltered, securities markets had a volatile year. Large cap equity markets passed through periods of optimism and pessimism, but on balance ended the year lower as it became evident that corporate earnings would not match up to market expectations. In fixed income, low growth and muted inflation led to a rise in the broad bond market indices.

Consequently, the bond element of the Fund succeeded in offsetting some of the losses from equities. But relative to the combination of equity and bond fund indices that acts as its benchmark, (the Lipper Balanced Funds Index declined 3.24%) the Fund underperformed. This was chiefly due to the equity portfolio's focus on large cap equities, which performed poorly in relation to mid caps.

Measured by sector, the equity portfolio's greatest underperformance relative to its benchmark index occurred in financial services. The portfolio had a bias towards banks with extensive capital markets businesses. When the extent of the bubble in information technology demand and financial assets became clear, it was the stock prices of banks with capital markets businesses that dropped the most. In technology, the equity portfolio performed relatively well through holding stocks such as IBM and Microsoft. There was also strong relative performance in the consumer discretionary sector.

The fixed income portfolio began the year with a long duration position in the expectation that interest rates would drift lower as the economic slowdown broadened. This was scaled back to a neutral position during the summer when the U.S. economy seemed to moderate in response to Fed easing, a $60 billion tax cut, and resilient consumer confidence.

Following the September 11th terrorist attacks, there was relatively little change in the equity portfolio. However, the fixed income portfolio extended duration in the short maturities and ended the period in a long duration position, concentrated in the very short end of the yield curve.

LOOKING AHEAD

The economy continues to show signs of stabilization as initial jobless claims, consumer confidence, and industrial surveys have improved significantly from autumn levels. However, other economic statistics continue to reveal a fragile economy. Continued support from monetary policy over the coming months and investor confidence will be crucial in enabling the economy to begin a self-sustaining recovery.

                                  (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Residential Mortgage Backed Securities         13.3%
Finance                                        11.9%
U.S. Government Agency Securities               8.9%
Pharmaceuticals                                 8.6%
Retail                                          6.6%
Industrial Cyclical                             5.0%
Telecommunications                              4.8%
Energy                                          4.4%
U.S. Treasury Securities                        4.0%
Consumer Cyclical                               4.0%
Software & Services                             4.0%
Consumer Staples                                4.0%
Semiconductors                                  3.7%
Consumer Services                               3.3%
Systems Hardware                                2.1%
Utilities                                       2.0%
Other                                           9.4%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. MICROSOFT CORP. (2.6%)
2. GENERAL ELECTRIC CO. (2.3%)
3. CITIGROUP, INC. (2.0%)
4. PFIZER, INC. (1.9%)
5. INTERNATIONAL BUSINESS MACHINES CORP. (1.8%)
6. WAL-MART STORES, INC. (1.7%)
7. EXXON MOBIL CORP. (1.7%)
8. INTEL CORP. (1.6%)
9. FANNIE MAE (1.3%)
10. BEST BUY CO., INC. (1.3%)

TOP 10 EQUITY HOLDINGS COMPRISED 18.2% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($143,281, IN THOUSANDS). AS OF DECEMBER 31, 2001 THE FUND HELD 72 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

           AVERAGE ANNUAL TOTAL RETURNS
                          1 YEAR     3 YEARS    5 YEARS    10 YEARS

   Class A Shares
     Without sales charge -5.92%      1.38%     10.01%       9.26%
     With sales charge*  -11.31%     -0.61%      8.72%       8.61%

   Class B Shares
     Without CDSC         -6.49%      1.17%      9.87%       9.19%
     With CDSC**         -11.02%      0.39%      9.60%       9.19%

   Class C Shares
     Without CDSC         -6.51%      1.17%      9.87%       9.19%
     With CDSC***         -7.41%      1.17%      9.87%       9.19%

   Select Shares          -5.51%      1.70%     10.24%       9.37%

                                  (UNAUDITED)

[CHART]

10-YEAR PERFORMANCE (12/31/91 TO 12/31/01)

            JPMORGAN
           BALANCED FUND    S&P 500      LEHMAN GOV'T/  LEHMAN AGGREGATE  LIPPER BALANCED
         (SELECT SHARES)     INDEX       CREDIT INDEX      BOND INDEX       FUNDS INDEX
 12/91      $1,000,000     $1,000,000     $1,000,000        $1,000,000      $1,000,000
  1/92        $980,300       $981,400       $985,200          $986,400        $991,600
  2/92        $989,221       $994,060       $990,422          $992,812      $1,003,499
  3/92        $970,129       $974,775       $984,974          $987,252        $988,246
  4/92        $971,390     $1,003,336       $990,884          $994,360        $998,919
  5/92        $982,172     $1,008,253     $1,010,107        $1,013,153      $1,011,905
  6/92        $973,235       $993,230     $1,024,855        $1,027,135      $1,004,113
  7/92      $1,004,378     $1,033,753     $1,051,091        $1,048,089      $1,033,634
  8/92        $999,959     $1,012,665     $1,060,446        $1,058,674      $1,024,021
  9/92      $1,010,758     $1,024,614     $1,074,974        $1,071,272      $1,035,798
 10/92      $1,005,705     $1,028,098     $1,058,527        $1,057,025      $1,035,901
 11/92      $1,033,663     $1,063,053     $1,057,680        $1,057,447      $1,059,520
 12/92      $1,053,406     $1,076,129     $1,075,766        $1,074,049      $1,074,671
  1/93      $1,066,784     $1,085,168     $1,099,218        $1,094,671      $1,089,072
  2/93      $1,064,864     $1,099,927     $1,122,082        $1,113,828      $1,102,467
  3/93      $1,083,286     $1,123,135     $1,125,897        $1,118,506      $1,125,178
  4/93      $1,061,621     $1,095,955     $1,134,566        $1,126,335      $1,116,627
  5/93      $1,082,004     $1,125,217     $1,133,999        $1,127,800      $1,136,168
  6/93      $1,089,686     $1,128,480     $1,159,741        $1,152,047      $1,148,211
  7/93      $1,080,751     $1,123,966     $1,167,163        $1,158,614      $1,152,804
  8/93      $1,115,118     $1,166,565     $1,194,008        $1,178,890      $1,187,619
  9/93      $1,111,885     $1,157,582     $1,198,187        $1,182,073      $1,190,113
 10/93      $1,116,332     $1,181,544     $1,203,099        $1,186,446      $1,202,371
 11/93      $1,097,913     $1,170,319     $1,189,504        $1,176,362      $1,183,133
 12/93      $1,116,358     $1,184,480     $1,194,738        $1,182,714      $1,203,009
  1/94      $1,139,243     $1,224,753     $1,212,659        $1,198,681      $1,234,528
  2/94      $1,119,534     $1,191,562     $1,186,223        $1,177,824      $1,210,331
  3/94      $1,079,455     $1,139,729     $1,157,161        $1,148,731      $1,166,396
  4/94      $1,070,603     $1,154,317     $1,147,556        $1,139,541      $1,168,962
  5/94      $1,071,888     $1,173,133     $1,145,491        $1,139,428      $1,177,964
  6/94      $1,063,634     $1,144,391     $1,142,856        $1,136,921      $1,157,467
  7/94      $1,088,417     $1,181,927     $1,165,713        $1,159,545      $1,183,626
  8/94      $1,110,077     $1,230,268     $1,166,180        $1,160,937      $1,213,216
  9/94      $1,092,870     $1,200,249     $1,148,570        $1,143,871      $1,191,378
 10/94      $1,102,378     $1,227,135     $1,147,307        $1,142,842      $1,195,072
 11/94      $1,083,307     $1,182,467     $1,145,242        $1,140,327      $1,167,227
 12/94      $1,090,890     $1,199,968     $1,152,800        $1,148,196      $1,178,432
  1/95      $1,105,508     $1,231,047     $1,174,934        $1,170,930      $1,193,044
  2/95      $1,137,347     $1,278,935     $1,202,193        $1,198,798      $1,227,762
  3/95      $1,157,705     $1,316,663     $1,210,247        $1,206,111      $1,249,493
  4/95      $1,172,987     $1,355,373     $1,227,191        $1,222,996      $1,272,984
  5/95      $1,206,652     $1,409,452     $1,278,610        $1,270,326      $1,313,719
  6/95      $1,243,575     $1,442,152     $1,288,839        $1,279,600      $1,336,972
  7/95      $1,272,178     $1,489,887     $1,283,812        $1,276,785      $1,365,182
  8/95      $1,281,083     $1,493,612     $1,300,245        $1,292,234      $1,375,831
  9/95      $1,302,093     $1,556,642     $1,313,508        $1,304,768      $1,408,713
 10/95      $1,309,775     $1,551,038     $1,332,816        $1,321,730      $1,405,191
 11/95      $1,337,804     $1,618,974     $1,354,808        $1,341,556      $1,448,893
 12/95      $1,351,182     $1,650,220     $1,374,723        $1,360,338      $1,471,640
  1/96      $1,372,125     $1,706,327     $1,383,247        $1,369,316      $1,498,277
  2/96      $1,372,125     $1,722,196     $1,353,922        $1,345,490      $1,499,026
  3/96      $1,369,518     $1,738,729     $1,342,549        $1,336,072      $1,504,723
  4/96      $1,388,007     $1,764,289     $1,333,285        $1,328,590      $1,514,654
  5/96      $1,406,467     $1,809,631     $1,331,019        $1,325,933      $1,530,103
  6/96      $1,403,936     $1,816,507     $1,348,721        $1,343,700      $1,535,153
  7/96      $1,365,187     $1,736,218     $1,351,823        $1,347,328      $1,495,699
  8/96      $1,381,023     $1,772,852     $1,348,444        $1,345,038      $1,519,331
  9/96      $1,430,050     $1,872,486     $1,372,446        $1,368,441      $1,575,698
 10/96      $1,458,079     $1,924,167     $1,404,424        $1,398,821      $1,609,103
 11/96      $1,522,963     $2,069,442     $1,430,265        $1,422,740      $1,684,087
 12/96      $1,504,535     $2,028,467     $1,414,390        $1,409,509      $1,663,878
  1/97      $1,573,894     $2,155,043     $1,416,087        $1,413,878      $1,715,292
  2/97      $1,578,931     $2,172,068     $1,419,061        $1,417,413      $1,721,639
  3/97      $1,527,458     $2,083,013     $1,402,174        $1,401,680      $1,671,539
  4/97      $1,600,012     $2,207,161     $1,422,645        $1,422,705      $1,721,852
  5/97      $1,662,892     $2,342,018     $1,435,876        $1,436,221      $1,792,448
  6/97      $1,712,447     $2,446,238     $1,453,107        $1,453,312      $1,851,778
  7/97      $1,820,502     $2,640,714     $1,497,572        $1,492,551      $1,957,330
  8/97      $1,752,415     $2,492,834     $1,480,799        $1,479,865      $1,895,282
  9/97      $1,821,110     $2,629,192     $1,504,047        $1,501,619      $1,970,904
 10/97      $1,798,164     $2,541,377     $1,528,112        $1,523,392      $1,935,034
 11/97      $1,842,758     $2,659,043     $1,536,211        $1,530,400      $1,970,638
 12/97      $1,860,633     $2,704,778     $1,552,341        $1,545,857      $2,001,774
  1/98      $1,895,613     $2,734,531     $1,574,229        $1,565,644      $2,015,987
  2/98      $1,950,965     $2,931,690     $1,571,081        $1,564,391      $2,096,022
  3/98      $1,992,911     $3,081,793     $1,575,951        $1,569,710      $2,160,160
  4/98      $2,014,633     $3,113,227     $1,583,831        $1,577,872      $2,175,281
  5/98      $2,013,425     $3,059,680     $1,600,778        $1,592,862      $2,153,311
  6/98      $2,108,861     $3,183,903     $1,617,106        $1,606,402      $2,192,932
  7/98      $2,101,691     $3,150,153     $1,618,400        $1,609,775      $2,167,274
  8/98      $1,959,406     $2,694,956     $1,649,958        $1,636,014      $1,980,455
  9/98      $2,054,438     $2,867,703     $1,697,147        $1,674,297      $2,066,011
 10/98      $2,128,192     $3,100,560     $1,685,097        $1,665,423      $2,143,280
 11/98      $2,207,786     $3,288,454     $1,695,208        $1,674,916      $2,221,724
 12/98      $2,328,331     $3,477,869     $1,699,446        $1,679,941      $2,303,705
  1/99      $2,429,381     $3,623,244     $1,711,512        $1,691,869      $2,340,565
  2/99      $2,342,409     $3,510,561     $1,670,778        $1,662,261      $2,284,391
  3/99      $2,410,105     $3,650,984     $1,679,132        $1,671,403      $2,340,816
  4/99      $2,384,317     $3,792,277     $1,683,330        $1,676,752      $2,417,594
  5/99      $2,347,837     $3,702,779     $1,665,992        $1,661,996      $2,380,363
  6/99      $2,440,811     $3,908,283     $1,660,827        $1,656,678      $2,446,061
  7/99      $2,401,270     $3,786,345     $1,656,177        $1,649,554      $2,400,320
  8/99      $2,402,711     $3,767,413     $1,654,852        $1,648,730      $2,375,117
  9/99      $2,398,866     $3,664,186     $1,669,745        $1,667,855      $2,344,715
 10/99      $2,490,023     $3,896,129     $1,674,087        $1,674,026      $2,412,712
 11/99      $2,544,057     $3,975,220     $1,673,082        $1,673,858      $2,438,769
 12/99      $2,659,557     $4,208,963     $1,662,877        $1,665,824      $2,510,957
  1/00      $2,602,110     $3,997,673     $1,662,378        $1,660,327      $2,447,932
  2/00      $2,602,110     $3,922,117     $1,683,157        $1,680,417      $2,442,057
  3/00      $2,769,166     $4,305,700     $1,707,563        $1,702,598      $2,585,894
  4/00      $2,709,352     $4,176,099     $1,699,196        $1,697,661      $2,538,572
  5/00      $2,635,657     $4,090,489     $1,697,667        $1,696,812      $2,514,709
  6/00      $2,730,805     $4,191,115     $1,732,299        $1,732,105      $2,554,945
  7/00      $2,735,720     $4,125,733     $1,750,662        $1,747,868      $2,548,046
  8/00      $2,834,206     $4,381,941     $1,775,346        $1,773,212      $2,661,689
  9/00      $2,723,389     $4,150,575     $1,782,092        $1,784,383      $2,605,794
 10/00      $2,710,044     $4,133,142     $1,793,319        $1,796,160      $2,603,449
 11/00      $2,582,672     $3,807,451     $1,823,985        $1,825,617      $2,508,943
 12/00      $2,591,453     $3,826,107     $1,859,918        $1,859,573      $2,571,416
  1/01      $2,639,395     $3,961,934     $1,891,164        $1,890,070      $2,625,930
  2/01      $2,490,533     $3,601,002     $1,910,643        $1,906,514      $2,524,044
  3/01      $2,387,674     $3,373,059     $1,919,432        $1,916,047      $2,442,517
  4/01      $2,500,611     $3,634,808     $1,905,037        $1,907,999      $2,545,103
  5/01      $2,498,861     $3,659,161     $1,916,086        $1,919,447      $2,567,755
  6/01      $2,462,127     $3,570,243     $1,869,525        $1,926,741      $2,528,468
  7/01      $2,476,161     $3,535,255     $1,916,076        $1,969,900      $2,526,698
  8/01      $2,385,286     $3,314,302     $1,940,602        $1,992,554      $2,454,687
  9/01      $2,299,893     $3,046,838     $1,958,455        $2,015,867      $2,336,617
 10/01      $2,361,300     $3,105,032     $2,008,200        $2,057,998      $2,375,638
 11/01      $2,443,001     $3,343,188     $1,975,266        $2,029,598      $2,470,189
 12/01      $2,448,490     $3,372,608     $1,959,661        $2,016,609      $2,487,974

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

*   Sales charge for Class A Shares is 5.75%

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

Select Shares, which were renamed from Institutional Shares on 9/10/01, which were formerly called Premier Shares, commenced operations on 3/29/88. Class A Shares, which were formerly called the Investor Shares, commenced operations on 10/16/98. The performance for Class A prior to the commencement date is based on the performance of the Select Shares of the Fund. Investors should note that the actual returns for Class A would have been lower than shown because Class A Shares have higher expenses than Select Shares.

Class B and C Shares were introduced on 2/16/01. Investors should note that the information presented for Class B and C Shares prior to their introduction is based on the historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the Class B and C Shares.

JPMorgan Balanced Fund, formerly Chase Balanced Fund, is the successor to the AVESTA Trust-Balanced Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment Trust ("MFIT"), a Massachusetts business trust.

The mountain chart illustrates the comparative performance for $1,000,000 invested in the Select Shares of JPMorgan Balanced Fund, the Lehman Gov't/Credit Index, (formerly the Lehman Intermediate Gov't/Credit Index), the S&P 500 Index, the Lehman Aggregate Bond Index and the Lipper Balanced Funds Index from December 31, 1991 to December 31, 2001. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Select Shares carry a $1,000,000 minimum initial investment and carry no sales charge.

The Lipper Balanced Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc.

The S&P 500 Index is an unmanaged broad-based index that replicates the U.S. stock markets.

The Lehman Gov't/Credit Index includes the Government and Corporate Bond Indices, including the U.S. Government Treasury and agency securities, corporate and yankee bonds.

The Lehman Aggregate Bond Index is composed of the Lehman Government/Corporate Bond Index and the Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities. An individual cannot invest directly in an index.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

                                  (UNAUDITED)

JPMorgan DIVERSIFIED FUND
         AS OF DECEMBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Diversified Fund, which seeks total return from a combination of capital growth and current income, incurred losses of 5.54% and 2.71% (Institutional Shares) during the one-year and six-month periods ended December 31, 2001, respectively. This compares with a loss of 11.88% and a fall of 6.23% from the S&P 500 Index, the Fund's benchmark, during the one-year and six-month periods, respectively.

HOW THE FUND WAS MANAGED

After dropping 9% in 2000, the S&P 500 Index lost another 11.9% in 2001. This was due in part to investor concerns about a recessionary U.S. economy and the potential fallout from the September 11th terrorist attacks. In this environment, the value investment style continued to outperform growth, so much so that in the two-year period ended December 2001, value had completely erased the performance advantage accumulated by growth investors during the 1990s.

We had a very broad market in 2001, with about two-thirds of the stocks within the S&P 500 beating the index. Consumer demand-driven cyclical sectors outperformed most others, as consumption held up unexpectedly well during the recent economic downturn. Elsewhere, the performance of the various technology sub-sectors (information technology, software, etc.) continued to suffer from broad and deep cuts in corporate capital expenditures. An interesting point to note was, that despite a general investor bias against large capitalization stocks, the top 50 mega-cap stocks managed to outperform the market, as investors sought safety in such very large issues.

Volatility prevailed throughout the year in the U.S. fixed income markets, with 11 interest rate cuts by the Fed (to 1.75%, the lowest level in over 40 years) and suspended 30-year U.S. Treasury bond offerings.

Throughout the year, the Fund gained from security selection within the large-cap universe, and from its underweight position in large caps overall during a year in which such issues were mostly out of favor. This gain was offset by negative security selection within small-cap stocks and fixed-income securities, which underperformed their benchmarks by 12.4% and 1.3%, respectively. Asset allocation, however, was a positive contributor to performance throughout the year.

LOOKING AHEAD
The current recession has its roots in the excessive corporate investment programs that characterized the late 1990s, programs that extended corporate balance sheets, and compressed profit margins and cash flows. When these investments failed to yield desired returns, corporations were forced to cut spending, downsize and otherwise pull in their horns, all of which and more contributed to our current economic recession.

This necessary, corrective retrenchment will likely continue into 2002. During this period of adjustment, we expect that the Fed will continue with its present accommodative monetary policy. We also expect to see improved corporate balance sheets and profit margins in late-2002, as the economy moves through the early stages of recovery. It will be supported in this regard not only by the Fed's accommodative interest rate stance, but by expansive government spending, lower energy prices and the massive liquidity unleashed by the recent wave of mortgage refinancings. Looking ahead, the question is whether consumer confidence and, hence, the pending economic recovery will be undermined by what will likely be a rise in unemployment as corporations restructure and reposition themselves competitively for the next economic cycle.

                                  (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Cash Equivalents & Short Term Paper            15.3%
Residential Mortgage Backed Securities         13.9%
Finance                                         9.5%
Investment Company                              7.5%
Pharmaceuticals                                 5.1%
Telecommunications                              4.9%
Industrial Cyclical                             4.6%
Consumer Cyclical                               4.5%
Energy                                          4.0%
Consumer Services                               3.4%
Commercial Mortgage Backed Securities           3.3%
U.S. Treasury Securities                        3.3%
Retail                                          2.7%
Consumer Staples                                2.4%
Software & Services                             2.4%
Basic Materials                                 2.3%
Insurance                                       2.3%
Other                                           8.6%


TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. MICROSOFT CORP. (1.4%)
2. GENERAL ELECTRIC CO. (1.4%)
3. CITIGROUP, INC. (1.2%)
4. EXXON MOBIL CORP. (1.0%)
5. INTERNATIONAL BUSINESS MACHINES CORP. (0.9%)
6. INTEL CORP. (0.8%)
7. TYCO INTERNATIONAL LTD (BERMUDA) (0.7%)
8. WAL-MART STORES, INC. (0.7%)
9. PHILIP MORRIS COMPANIES, INC. (0.7%)
10. AMERICAN HOME PRODUCTS CORP. (0.6%)


TOP 10 EQUITY HOLDINGS COMPRISED 9.4% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($947,288, IN THOUSANDS). AS OF DECEMBER 31, 2001 THE FUND HELD 593 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS
                                                       SINCE INCEPTION
                         1 YEAR   3 YEARS  5 YEARS        (9/10/93)

   Institutional Shares  -5.54%     1.19%      7.88%        9.62%
   Select Shares         -5.89%     0.87%      7.54%        9.25%

                                  (UNAUDITED)

[CHART]

LIFE OF FUND PERFORMANCE (09/10/93 TO 12/31/01)

                          JPMorgan
                       Diversified Fund                       Diversified
                    (Institutional Shares) S&P 500 Index       Benchmark
          9/93            $3,000,000        $3,000,000         $3,000,000
          9/93            $2,973,000        $2,976,900         $2,987,395
         10/93            $3,023,838        $3,038,522         $3,034,286
         11/93            $2,976,062        $3,009,656         $2,980,843
         12/93            $3,025,464        $3,046,073         $3,030,003
          1/94            $3,127,422        $3,149,639         $3,126,341
          2/94            $3,061,434        $3,064,284         $3,062,824
          3/94            $2,953,365        $2,930,988         $2,948,758
          4/94            $2,986,443        $2,968,504         $2,973,702
          5/94            $3,007,348        $3,016,891         $2,996,275
          6/94            $2,971,260        $2,942,977         $2,957,076
          7/94            $3,043,164        $3,039,507         $3,031,535
          8/94            $3,114,679        $3,163,823         $3,109,585
          9/94            $3,059,549        $3,086,625         $3,044,266
         10/94            $3,093,204        $3,155,766         $3,088,539
         11/94            $3,019,895        $3,040,896         $3,008,529
         12/94            $3,053,416        $3,085,901         $3,044,043
          1/95            $3,099,828        $3,165,826         $3,094,300
          2/95            $3,186,623        $3,288,977         $3,185,313
          3/95            $3,258,003        $3,386,001         $3,262,173
          4/95            $3,332,286        $3,485,550         $3,342,212
          5/95            $3,440,585        $3,624,623         $3,455,865
          6/95            $3,487,033        $3,708,714         $3,505,408
          7/95            $3,570,722        $3,831,473         $3,591,295
          8/95            $3,586,076        $3,841,052         $3,598,983
          9/95            $3,678,955        $4,003,144         $3,698,746
         10/95            $3,675,644        $3,988,733         $3,694,315
         11/95            $3,797,308        $4,163,439         $3,813,746
         12/95            $3,872,874        $4,243,793         $3,888,750
          1/96            $3,950,719        $4,388,082         $3,968,307
          2/96            $3,967,707        $4,428,892         $3,968,885
          3/96            $3,987,943        $4,471,409         $3,989,595
          4/96            $4,015,061        $4,537,139         $4,027,850
          5/96            $4,052,401        $4,653,743         $4,078,513
          6/96            $4,076,310        $4,671,427         $4,102,268
          7/96            $3,978,071        $4,464,950         $3,989,173
          8/96            $4,018,647        $4,559,161         $4,038,654
          9/96            $4,162,916        $4,815,386         $4,196,920
         10/96            $4,244,093        $4,948,290         $4,283,940
         11/96            $4,452,478        $5,321,886         $4,499,413
         12/96            $4,402,611        $5,216,513         $4,436,939
          1/97            $4,512,676        $5,542,023         $4,574,125
          2/97            $4,538,398        $5,585,805         $4,598,708
          3/97            $4,424,484        $5,356,787         $4,479,337
          4/97            $4,556,776        $5,676,052         $4,643,563
          5/97            $4,766,388        $6,022,858         $4,851,572
          6/97            $4,920,819        $6,290,876         $5,017,771
          7/97            $5,178,178        $6,791,000         $5,288,115
          8/97            $4,997,977        $6,410,704         $5,082,288
          9/97            $5,171,407        $6,761,370         $5,292,811
         10/97            $5,069,530        $6,535,540         $5,179,718
         11/97            $5,171,428        $6,838,136         $5,306,633
         12/97            $5,234,519        $6,955,751         $5,380,371
          1/98            $5,311,467        $7,032,265         $5,457,667
          2/98            $5,522,332        $7,539,291         $5,708,131
          3/98            $5,680,271        $7,925,303         $5,892,563
          4/98            $5,737,641        $8,006,141         $5,939,757
          5/98            $5,721,576        $7,868,435         $5,894,139
          6/98            $5,827,997        $8,187,894         $6,040,386
          7/98            $5,799,440        $8,101,102         $6,002,829
          8/98            $5,293,729        $6,930,493         $5,474,335
          9/98            $5,471,069        $7,374,737         $5,697,979
         10/98            $5,739,698        $7,973,566         $5,996,378
         11/98            $5,987,653        $8,456,764         $6,237,055
         12/98            $6,208,598        $8,943,874         $6,466,882
          1/99            $6,316,006        $9,317,728         $6,624,932
          2/99            $6,124,000        $9,027,946         $6,445,335
          3/99            $6,307,107        $9,389,064         $6,622,287
          4/99            $6,549,300        $9,752,421         $6,807,992
          5/99            $6,415,040        $9,522,264         $6,670,514
          6/99            $6,631,227       $10,050,749         $6,890,037
          7/99            $6,545,684        $9,737,166         $6,783,435
          8/99            $6,522,774        $9,688,480         $6,759,011
          9/99            $6,468,635        $9,423,016         $6,697,840
         10/99            $6,672,397       $10,019,493         $6,951,251
         11/99            $6,803,843       $10,222,888         $7,061,198
         12/99            $7,093,006       $10,823,994         $7,353,571
          1/00            $6,866,030       $10,280,630         $7,103,902
          2/00            $6,951,169       $10,086,326         $7,117,319
          3/00            $7,282,045       $11,072,769         $7,525,218
          4/00            $7,035,912       $10,739,478         $7,346,452
          5/00            $6,879,714       $10,519,319         $7,235,004
          6/00            $7,088,170       $10,778,094         $7,427,884
          7/00            $7,007,364       $10,609,956         $7,352,937
          8/00            $7,273,644       $11,268,834         $7,650,416
          9/00            $7,016,885       $10,673,840         $7,414,535
         10/00            $6,988,115       $10,629,010         $7,387,300
         11/00            $6,679,241        $9,791,444         $7,075,939
         12/00            $6,811,490        $9,839,422         $7,184,123
          1/01            $7,005,617       $10,188,721         $7,368,908
          2/01            $6,612,602        $9,260,529         $6,972,655
          3/01            $6,338,840        $8,674,337         $6,699,024
          4/01            $6,648,810        $9,347,466         $7,020,993
          5/01            $6,703,995        $9,410,094         $7,041,971
          6/01            $6,614,161        $9,181,429         $6,939,480
          7/01            $6,584,397        $9,091,451         $6,936,175
          8/01            $6,373,697        $8,523,235         $6,712,888
          9/01            $5,982,989        $7,835,410         $6,364,897
         10/01            $6,128,376        $7,985,066         $6,500,446
         11/01            $6,393,734        $8,597,521         $6,767,333
         12/01            $6,432,297        $8,673,179         $6,800,824


Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The fund commenced operations on 9/10/93.

Returns for Institutional Shares include performance of its predecessor account, J.P. Morgan Institutional Diversified Fund, for the period dating back to 9/10/93.

Returns for the Select Shares prior to 9/10/01 (offering date of Select Shares) includes performance from the commencement date of 12/15/93 of its predecessor account, J.P. Morgan Diversified Fund. Prior to 12/15/93 Select Shares performance is based on the historical expenses of J.P. Morgan Institutional Diversified Fund, which are lower than Select Shares.

The mountain chart illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Diversified Fund, the S&P 500 Index and Diversified Benchmark. The performance of the Funds does not include sales charges, but does include reinvestment of all distributions.

The Institutional Shares have a minimum investment of $3,000,000 and carry no sales charge.

The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the Indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Diversified Benchmark comprises of 52% of the S&P 500 Index, 3% of the Russell 2000 Index, 35% of the Salomon Smith Barney Broad Investment Index, and 10% of the MSCI EAFE Index. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. Investors cannot invest directly in an index.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

                                  (UNAUDITED)

JPMorgan CORE EQUITY FUND
         AS OF DECEMBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Core Equity Fund, which invests in large U.S. stocks with attractive fundamentals, fell 14.16% (Select Shares) in the year ended December 31, 2001. This compares with a decline of 11.88% for the S&P 500 Index.

HOW THE FUND WAS MANAGED

In a year that was not suited to its investment style, the Fund underperformed the S&P 500 Index benchmark. Large cap stock prices fell because disappointing reported earnings showed that their high valuations could no longer be justified. Mid cap stocks, by contrast, kept their value because they had never reached such exalted valuations. In this environment, the Fund suffered from having a greater large cap bias than the S&P 500 Index.

Measured by sector, the Fund's greatest underperformance of its benchmark occurred in the financial services sector. Throughout the year the portfolio chiefly owned financial services companies with extensive capital markets and asset management businesses. By contrast, it tended not to own regional banks, which had appeared to have lower growth businesses. When the extent of the bubble in information-technology demand and financial assets became clear, it was the banks with capital markets and asset management businesses that dropped the most. But regional bank stock prices performed well, supported by falling interest rates.

Fund holdings with substantial capital markets businesses included AIG, Merrill Lynch, and Morgan Stanley Dean Witter. However, the Fund's underperformance in financials could have been worse if it had not sold its holdings in Charles Schwab and American Express early in the year.

From a positive perspective, there was strong relative performance in the consumer discretionary sector. This reflected both the buoyancy of consumer spending, and considerable optimism in the fourth quarter that the economy would recover in mid 2002. Holdings included the discount retailers Best Buy, Target and Wal-Mart Stores, as well as Tricon Global Restaurants.

The Fund also had strong relative performance in the technology sector with holdings in KLA-Tencor and Sungard Data Systems, Inc.

LOOKING AHEAD

The economy continues to show signs of stabilization as initial jobless claims, consumer confidence, and industrial surveys have improved significantly from autumn levels. However, other economic statistics continue to reveal a fragile economy. Continued support from monetary policy over the coming months, in addition to investor confidence, will be crucial in enabling the economy to begin a self-sustaining recovery.

                                  (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance                              15.2%
Pharmaceuticals                      12.9%
Retail                                9.2%
Industrial Cyclical                   7.7%
Software & Services                   6.7%
Energy                                6.3%
Semiconductors                        6.2%
Consumer Staples                      5.7%
Consumer Cyclical                     5.7%
Telecommunications                    5.4%
Consumer Services                     4.6%
Systems Hardware                      3.6%
Insurance                             3.1%
Health Services & Systems             2.4%
Utilities                             2.0%
Other                                 3.3%


TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. MICROSOFT CORP. (4.3%)
2. GENERAL ELECTRIC CO. (3.8%)
3. CITIGROUP, INC. (3.4%)
4. PFIZER, INC. (3.2%)
5. INTERNATIONAL BUSINESS MACHINES CORP. (3.1%)
6. WAL-MART STORES, INC. (2.9%)
7. EXXON MOBIL CORP. (2.8%)
8. INTEL CORP. (2.8%)
9. FANNIE MAE (2.2%)
10. BEST BUY CO., INC. (2.2%)

TOP 10 EQUITY HOLDINGS COMPRISED 30.7% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($151,314, IN THOUSANDS). AS OF DECEMBER 31, 2001 THE FUND HELD 72 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

        AVERAGE ANNUAL TOTAL RETURNS
                                                         SINCE INCEPTION
                           1 YEAR    3 YEARS    5 YEARS      (4/01/93)
   Class A Shares
     Without sales charge  -14.41%    -2.43%     10.13%       11.45%
     With sales charge*    -19.32%    -4.34%      8.83%       10.70%

   Class B Shares
     Without CDSC          -14.94%    -2.63%      9.99%       11.37%
     With CDSC**           -19.20%    -3.53%      9.71%       11.37%

   Class C Shares
     Without CDSC          -14.90%    -2.62%     10.00%       11.37%
     With CDSC***          -15.76%    -2.62%     10.00%       11.37%

   Select Shares           -14.16%    -2.18%     10.32%       11.56%

                                  (UNAUDITED)

[CHART]

LIFE OF FUND PERFORMANCE (4/1/93 TO 12/31/01)


                 JPMorgan
             Core Equity Fund                   Lipper Large Cap
              (Select Shares)   S&P 500 Index   Core Funds Index
    4/93        $1,000,000       $1,000,000        $1,000,000
    4/93          $980,000         $975,800          $981,300
    5/93          $989,996       $1,001,854        $1,006,716
    6/93        $1,000,985       $1,004,759        $1,012,051
    7/93        $1,003,988       $1,000,740        $1,008,205
    8/93        $1,046,959       $1,038,668        $1,045,408
    9/93        $1,054,915       $1,030,671        $1,045,408
   10/93        $1,071,900       $1,052,005        $1,061,612
   11/93        $1,053,892       $1,042,011        $1,044,839
   12/93        $1,079,923       $1,054,620        $1,068,765
    1/94        $1,093,962       $1,090,477        $1,103,180
    2/94        $1,064,972       $1,060,925        $1,082,440
    3/94        $1,019,924       $1,014,775        $1,032,648
    4/94        $1,025,941       $1,027,764        $1,042,561
    5/94        $1,037,945       $1,044,516        $1,050,797
    6/94        $1,009,920       $1,018,926        $1,023,056
    7/94        $1,036,885       $1,052,346        $1,053,748
    8/94        $1,073,902       $1,095,387        $1,091,367
    9/94        $1,056,934       $1,068,660        $1,068,448
   10/94        $1,058,942       $1,092,598        $1,085,650
   11/94        $1,021,985       $1,052,827        $1,047,435
   12/94        $1,035,986       $1,068,409        $1,057,176
    1/95        $1,043,963       $1,096,081        $1,075,783
    2/95        $1,076,013       $1,138,718        $1,112,790
    3/95        $1,103,990       $1,172,311        $1,140,498
    4/95        $1,110,945       $1,206,777        $1,165,589
    5/95        $1,133,941       $1,254,927        $1,203,237
    6/95        $1,162,970       $1,284,041        $1,234,883
    7/95        $1,219,956       $1,326,543        $1,276,992
    8/95        $1,215,930       $1,329,859        $1,278,908
    9/95        $1,248,881       $1,385,980        $1,326,739
   10/95        $1,232,896       $1,380,990        $1,320,636
   11/95        $1,296,883       $1,441,477        $1,372,273
   12/95        $1,300,903       $1,469,298        $1,392,994
    1/96        $1,345,915       $1,519,254        $1,433,948
    2/96        $1,359,912       $1,533,383        $1,451,442
    3/96        $1,374,871       $1,548,104        $1,464,650
    4/96        $1,387,932       $1,570,861        $1,485,888
    5/96        $1,417,912       $1,611,232        $1,515,457
    6/96        $1,430,957       $1,617,354        $1,517,578
    7/96        $1,364,990       $1,545,867        $1,455,510
    8/96        $1,392,972       $1,578,485        $1,488,550
    9/96        $1,453,984       $1,667,196        $1,565,656
   10/96        $1,508,945       $1,713,211        $1,596,813
   11/96        $1,621,965       $1,842,558        $1,700,286
   12/96        $1,593,905       $1,806,075        $1,669,001
    1/97        $1,696,871       $1,918,775        $1,760,296
    2/97        $1,699,925       $1,933,933        $1,758,183
    3/97        $1,632,948       $1,854,642        $1,682,933
    4/97        $1,740,886       $1,965,178        $1,776,167
    5/97        $1,833,849       $2,085,251        $1,883,981
    6/97        $1,912,888       $2,178,044        $1,965,746
    7/97        $2,088,874       $2,351,199        $2,121,040
    8/97        $1,956,857       $2,219,532        $2,013,079
    9/97        $2,066,832       $2,340,940        $2,116,752
   10/97        $2,002,761       $2,262,753        $2,051,556
   11/97        $2,083,672       $2,367,518        $2,118,642
   12/97        $2,124,720       $2,408,239        $2,157,201
    1/98        $2,152,767       $2,434,730        $2,178,558
    2/98        $2,283,655       $2,610,274        $2,333,017
    3/98        $2,378,427       $2,743,920        $2,448,502
    4/98        $2,411,487       $2,771,908        $2,473,232
    5/98        $2,372,421       $2,724,231        $2,430,939
    6/98        $2,501,480       $2,834,835        $2,546,409
    7/98        $2,471,463       $2,804,786        $2,525,783
    8/98        $2,128,918       $2,399,494        $2,147,673
    9/98        $2,262,614       $2,553,302        $2,254,413
   10/98        $2,411,946       $2,760,630        $2,423,494
   11/98        $2,565,346       $2,927,924        $2,567,692
   12/98        $2,782,118       $3,096,573        $2,738,186
    1/99        $2,929,014       $3,226,009        $2,834,023
    2/99        $2,853,445       $3,125,680        $2,746,451
    3/99        $2,985,845       $3,250,708        $2,856,859
    4/99        $3,059,297       $3,376,510        $2,933,423
    5/99        $2,960,788       $3,296,824        $2,855,687
    6/99        $3,153,535       $3,479,798        $3,015,034
    7/99        $3,083,211       $3,371,228        $2,926,694
    8/99        $3,070,570       $3,354,372        $2,896,841
    9/99        $2,982,137       $3,262,462        $2,818,337
   10/99        $3,175,380       $3,468,976        $2,991,101
   11/99        $3,238,253       $3,539,397        $3,064,383
   12/99        $3,446,472       $3,747,513        $3,268,165
    1/00        $3,305,511       $3,559,388        $3,136,131
    2/00        $3,287,331       $3,492,115        $3,135,190
    3/00        $3,601,600       $3,833,644        $3,407,638
    4/00        $3,482,027       $3,718,252        $3,296,208
    5/00        $3,322,898       $3,642,028        $3,212,155
    6/00        $3,479,074       $3,731,621        $3,329,720
    7/00        $3,470,377       $3,673,408        $3,277,776
    8/00        $3,650,142       $3,901,527        $3,503,943
    9/00        $3,408,503       $3,695,526        $3,317,533
   10/00        $3,362,488       $3,680,005        $3,279,050
   11/00        $3,055,493       $3,390,021        $2,990,493
   12/00        $3,033,493       $3,406,632        $3,026,977
    1/01        $3,105,994       $3,527,567        $3,112,641
    2/01        $2,793,531       $3,206,206        $2,822,854
    3/01        $2,589,044       $3,003,253        $2,649,531
    4/01        $2,806,265       $3,236,305        $2,850,895
    5/01        $2,795,882       $3,257,989        $2,866,860
    6/01        $2,720,114       $3,178,819        $2,790,601
    7/01        $2,699,441       $3,147,667        $2,750,138
    8/01        $2,513,449       $2,950,938        $2,588,155
    9/01        $2,330,722       $2,712,797        $2,391,714
   10/01        $2,403,207       $2,764,612        $2,448,158
   11/01        $2,582,486       $2,976,657        $2,608,512
   12/01        $2,604,547       $3,002,852        $2,637,989

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

*   Sales charge for Class A Shares is 5.75%

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 1% CDSC for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

Select Shares, which were renamed from Institutional Shares on 9/10/01, which were formerly called Premier Shares, commenced operations on 4/1/93. Class A Shares, which were formerly called the Investor Shares, commenced operations on 9/10/98. The performance for Class A prior to the commencement date is based on the performance of the Select Shares of the Fund. Investors should note that the actual returns for Class A would have been lower than shown because Class A Shares have higher expenses than Select Shares.

Class B and C Shares were introduced on 2/16/01. Investors should note that the information presented for Class B and C Shares prior to their introduction is based on the historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the Class B and C Shares.

JPMorgan Core Equity Fund, formerly Chase Core Equity Fund, is the successor to the AVESTA Trust Core Equity Income Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment Trust ("MFIT"), a Massachusetts business trust.

The mountain chart illustrates the comparative performance for $1,000,000 invested in Select Shares of JPMorgan Core Equity Fund, the S&P 500 Index and the Lipper Large-Cap Core Funds Index from April 1, 1993 to December 31, 2001. The performance of the Fund assumed the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Select Shares carry a $1,000,000 minimum initial investment and carry no sales charge.

The Lipper Large-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc.

The S&P 500 Index is a broad-based index that replicates the U.S. stock market. An individual cannot invest directly in the index.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

                                  (UNAUDITED)

JPMorgan EQUITY INCOME FUND
         AS OF DECEMBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Equity Income Fund, which invests in the income oriented stocks of large U.S. companies, fell 12.43% (Select Shares) during the year ended December 31, 2001. This compares with a decline of 11.88% for the S&P 500 Index.

HOW THE FUND WAS MANAGED

In a year when large cap equity prices fell, cyclical stocks that stood to benefit most from economic recovery declined the least. Cyclical stocks soared while the high quality income-generating stocks in which this Fund invests were left behind. In this environment, the Fund underperformed the S&P 500 Index for the calendar year.

From a sector perspective, the greatest variations between the Fund's performance and that of the S&P 500 Index occurred in the technology and financial sectors. The Fund outperformed the index in technology but underperformed in financials.

In technology, the Fund's conservative mandate limited losses. Not only was the Fund underweight technology over the 12 months, but also it avoided some of the initially more highly priced stocks. As equity prices retreated, it was precisely these names that fell the most. So the Fund did not own JDS Uniphase, where the stock price dropped by more than 75%. It also avoided Sun Microsystems and had a low weighting in Cisco Systems. It did, however, own IBM, which proved exceptionally resilient. IBM was never one of the glamour stocks and is cushioned from the weak economy by its established services business.

In the financial sector, the Fund was unfortunately overweight the banks with exposures to falling capital markets, and underweight the regional banks where declining interest rates propped up stock prices. American Express, which has a large mutual fund operation, was a major negative holding. By contrast, the Fund was underweight Bank America, where falling rates should lead to increased margins.

One period of the year in which the Fund's holdings performed relatively well compared with cyclical stocks was the immediate aftermath of September 11th when investors sought safe haven stocks.

LOOKING AHEAD

The economy continues to show signs of stabilization as initial jobless claims, consumer confidence, and industrial surveys have improved significantly from autumn levels. However, other economic statistics continue to reveal a fragile economy. Continued support from monetary policy over the coming months, in addition to investor confidence will be crucial in enabling the economy to begin a self-sustaining recovery.

                                   (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Pharmaceuticals                 15.3%
Finance                         11.7%
Industrial Cyclical              9.7%
Telecommunications               9.1%
Retail                           7.3%
Consumer Cyclical                7.2%
Energy                           7.0%
Consumer Staples                 6.8%
Systems Hardware                 5.1%
Semiconductors                   4.6%
Insurance                        3.9%
Utilities                        3.5%
Software & Services              3.2%
Basic Materials                  2.9%
Other                            2.7%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. INTERNATIONAL BUSINESS MACHINES CORP. (4.3%)
2. CITIGROUP, INC. (4.3%)
3. GENERAL ELECTRIC CO. (4.1%)
4. AMERICAN INTERNATIONAL GROUP, INC. (3.9%)
5. MICROSOFT CORP. (3.2%)
6. PFIZER, INC. (2.9%)
7. VERIZON COMMUNICATIONS, INC. (2.9%)
8. INTEL CORP. (2.8%)
9. WAL-MART STORES, INC. (2.8%)
10. SBC COMMUNICATIONS, INC. (2.8%)

TOP 10 EQUITY HOLDINGS COMPRISED 34.0% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($114,002, IN THOUSANDS). AS OF DECEMBER 31, 2001 THE FUND HELD 61 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

      AVERAGE ANNUAL TOTAL RETURNS
                           1 YEAR     3 YEARS    5 YEARS    10 YEARS
   Class A Shares
     Without sales charge  -12.76%     -1.93%      9.28%      10.91%
     With sales charge*    -17.78%     -3.85%      8.00%      10.26%

   Class B Shares
     Without CDSC          -13.12%     -2.07%      9.19%      10.87%
     With CDSC**           -17.44%     -2.76%      8.91%      10.87%

   Class C Shares
     Without CDSC          -13.13%     -2.08%      9.19%      10.86%
     With CDSC***          -14.00%     -2.08%      9.19%      10.86%

   Select Shares           -12.43%     -1.63%      9.50%      11.02%

                                  (UNAUDITED)

[CHART]

10-YEAR PERFORMANCE (12/31/91 TO 12/31/01)

             JPMorgan Equity                Lipper       Russell
               Income Fund    S&P 500    Equity Income  1000 Value
             (Select Shares)   Index      Funds Index     Index
   12/91       $1,000,000   $1,000,000    $1,000,000   $1,000,000
    1/92         $966,700     $981,400      $996,800   $1,001,580
    2/92         $984,681     $994,060    $1,009,659   $1,026,099
    3/92         $969,320     $974,775      $996,230   $1,011,220
    4/92         $996,848   $1,003,336    $1,022,232   $1,054,763
    5/92         $999,440   $1,008,253    $1,032,659   $1,060,027
    6/92         $984,748     $993,230    $1,023,881   $1,053,423
    7/92       $1,016,162   $1,033,753    $1,058,488   $1,094,106
    8/92         $986,693   $1,012,665    $1,045,257   $1,060,637
    9/92       $1,004,651   $1,024,614    $1,053,515   $1,075,316
   10/92       $1,007,263   $1,028,098    $1,051,197   $1,076,316
   11/92       $1,043,122   $1,063,053    $1,076,636   $1,111,630
   12/92       $1,056,578   $1,076,129    $1,097,415   $1,138,109
    1/93       $1,066,827   $1,085,168    $1,115,193   $1,171,160
    2/93       $1,089,230   $1,099,927    $1,137,831   $1,212,408
    3/93       $1,125,719   $1,123,135    $1,172,763   $1,248,138
    4/93       $1,100,053   $1,095,955    $1,163,264   $1,232,149
    5/93       $1,117,324   $1,125,217    $1,181,061   $1,256,916
    6/93       $1,142,910   $1,128,480    $1,193,817   $1,284,631
    7/93       $1,156,968   $1,123,966    $1,203,487   $1,298,993
    8/93       $1,204,404   $1,166,565    $1,244,165   $1,345,899
    9/93       $1,196,696   $1,157,582    $1,245,160   $1,348,039
   10/93       $1,206,269   $1,181,544    $1,260,476   $1,347,109
   11/93       $1,161,396   $1,170,319    $1,238,291   $1,319,305
   12/93       $1,186,366   $1,184,480    $1,260,580   $1,344,372
    1/94       $1,229,906   $1,224,753    $1,299,910   $1,395,243
    2/94       $1,187,597   $1,191,562    $1,267,673   $1,347,525
    3/94       $1,141,518   $1,139,729    $1,216,966   $1,297,397
    4/94       $1,142,774   $1,154,317    $1,232,908   $1,322,282
    5/94       $1,149,173   $1,173,133    $1,246,963   $1,337,514
    6/94       $1,133,774   $1,144,391    $1,228,633   $1,305,481
    7/94       $1,167,107   $1,181,927    $1,263,280   $1,346,094
    8/94       $1,188,932   $1,230,268    $1,305,348   $1,384,768
    9/94       $1,149,816   $1,200,249    $1,280,676   $1,338,807
   10/94       $1,177,412   $1,227,135    $1,287,592   $1,357,470
   11/94       $1,126,783   $1,182,467    $1,239,436   $1,302,628
   12/94       $1,146,615   $1,199,968    $1,248,980   $1,317,595
    1/95       $1,170,350   $1,231,047    $1,271,337   $1,358,151
    2/95       $1,209,439   $1,278,935    $1,312,274   $1,411,852
    3/95       $1,242,699   $1,316,663    $1,343,243   $1,442,828
    4/95       $1,281,098   $1,355,373    $1,375,481   $1,488,422
    5/95       $1,319,531   $1,409,452    $1,417,708   $1,551,069
    6/95       $1,336,817   $1,442,152    $1,436,564   $1,572,086
    7/95       $1,393,231   $1,489,887    $1,475,926   $1,626,811
    8/95       $1,399,640   $1,493,612    $1,494,080   $1,649,798
    9/95       $1,457,865   $1,556,642    $1,540,545   $1,709,454
   10/95       $1,437,309   $1,551,038    $1,518,670   $1,692,479
   11/95       $1,490,489   $1,618,974    $1,582,606   $1,778,204
   12/95       $1,532,819   $1,650,220    $1,621,696   $1,822,890
    1/96       $1,568,074   $1,706,327    $1,658,833   $1,879,691
    2/96       $1,577,012   $1,722,196    $1,670,942   $1,893,901
    3/96       $1,605,240   $1,738,729    $1,691,996   $1,926,098
    4/96       $1,615,514   $1,764,289    $1,707,563   $1,933,494
    5/96       $1,643,139   $1,809,631    $1,732,835   $1,957,663
    6/96       $1,649,547   $1,816,507    $1,735,434   $1,959,268
    7/96       $1,582,246   $1,736,218    $1,678,685   $1,885,227
    8/96       $1,616,264   $1,772,852    $1,716,623   $1,939,145
    9/96       $1,692,552   $1,872,486    $1,779,795   $2,016,226
   10/96       $1,734,189   $1,924,167    $1,821,798   $2,094,173
   11/96       $1,837,893   $2,069,442    $1,925,823   $2,246,021
   12/96       $1,807,200   $2,028,467    $1,913,498   $2,217,362
    1/97       $1,920,512   $2,155,043    $1,983,532   $2,324,860
    2/97       $1,925,697   $2,172,068    $2,010,905   $2,359,012
    3/97       $1,856,565   $2,083,013    $1,945,751   $2,274,182
    4/97       $1,970,558   $2,207,161    $2,003,735   $2,369,720
    5/97       $2,070,465   $2,342,018    $2,119,150   $2,502,093
    6/97       $2,172,953   $2,446,238    $2,199,254   $2,609,433
    7/97       $2,337,011   $2,640,714    $2,331,649   $2,805,740
    8/97       $2,203,100   $2,492,834    $2,257,036   $2,705,772
    9/97       $2,304,883   $2,629,192    $2,371,468   $2,869,309
   10/97       $2,238,964   $2,541,377    $2,301,984   $2,789,140
   11/97       $2,324,716   $2,659,043    $2,378,409   $2,912,448
   12/97       $2,368,188   $2,704,778    $2,433,351   $2,997,463
    1/98       $2,389,265   $2,734,531    $2,432,377   $2,955,048
    2/98       $2,536,683   $2,931,690    $2,563,726   $3,153,982
    3/98       $2,649,058   $3,081,793    $2,679,863   $3,346,880
    4/98       $2,694,622   $3,113,227    $2,678,523   $3,369,270
    5/98       $2,641,268   $3,059,680    $2,645,577   $3,319,304
    6/98       $2,734,241   $3,183,903    $2,667,006   $3,361,858
    7/98       $2,701,977   $3,150,153    $2,598,197   $3,302,521
    8/98       $2,354,773   $2,694,956    $2,284,855   $2,811,040
    9/98       $2,513,484   $2,867,703    $2,402,296   $2,972,393
   10/98       $2,695,963   $3,100,560    $2,544,272   $3,202,635
   11/98       $2,855,025   $3,288,454    $2,651,895   $3,351,846
   12/98       $2,988,069   $3,477,869    $2,719,783   $3,465,943
    1/99       $3,001,815   $3,623,244    $2,716,247   $3,493,635
    2/99       $2,984,404   $3,510,561    $2,665,997   $3,444,340
    3/99       $3,066,774   $3,650,984    $2,722,249   $3,515,604
    4/99       $3,232,686   $3,792,277    $2,915,529   $3,843,961
    5/99       $3,160,597   $3,702,779    $2,874,712   $3,801,716
    6/99       $3,300,612   $3,908,283    $2,965,265   $3,912,080
    7/99       $3,227,998   $3,786,345    $2,890,244   $3,797,534
    8/99       $3,244,138   $3,767,413    $2,822,901   $3,656,608
    9/99       $3,129,944   $3,664,186    $2,722,970   $3,528,809
   10/99       $3,273,922   $3,896,129    $2,814,735   $3,731,927
   11/99       $3,295,530   $3,975,220    $2,798,972   $3,702,744
   12/99       $3,378,577   $4,208,963    $2,833,679   $3,720,628
    1/00       $3,297,829   $3,997,673    $2,726,283   $3,599,261
    2/00       $3,189,331   $3,922,117    $2,572,793   $3,331,836
    3/00       $3,468,716   $4,305,700    $2,810,776   $3,738,353
    4/00       $3,426,744   $4,176,099    $2,789,415   $3,694,839
    5/00       $3,372,945   $4,090,489    $2,831,535   $3,733,782
    6/00       $3,427,249   $4,191,115    $2,770,657   $3,563,149
    7/00       $3,376,868   $4,125,733    $2,786,727   $3,607,759
    8/00       $3,557,869   $4,381,941    $2,950,029   $3,808,495
    9/00       $3,382,821   $4,150,575    $2,943,539   $3,843,381
   10/00       $3,417,665   $4,133,142    $3,005,353   $3,937,774
   11/00       $3,223,541   $3,807,451    $2,899,565   $3,791,604
   12/00       $3,248,362   $3,826,107    $3,044,833   $3,981,563
    1/01       $3,262,980   $3,961,934    $3,070,105   $3,996,892
    2/01       $3,033,919   $3,601,002    $2,967,563   $3,885,739
    3/01       $2,863,716   $3,373,059    $2,858,950   $3,748,417
    4/01       $3,068,185   $3,634,808    $3,007,330   $3,932,239
    5/01       $3,072,788   $3,659,161    $3,059,658   $4,020,557
    6/01       $2,962,782   $3,570,243    $2,983,778   $3,931,381
    7/01       $2,979,373   $3,535,255    $2,980,496   $3,923,007
    8/01       $2,793,163   $3,314,302    $2,882,140   $3,765,852
    9/01       $2,618,031   $3,046,838    $2,683,560   $3,500,811
   10/01       $2,647,877   $3,105,032    $2,697,246   $3,470,669
   11/01       $2,818,930   $3,343,188    $2,836,424   $3,672,454
   12/01       $2,844,853   $3,372,608    $2,886,345   $3,758,940

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

*   Sales charge for Class A Shares is 5.75%

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

Select Shares, which were renamed from Institutional Shares on 9/10/01, which were formerly called Premier Shares, commenced operations on 3/29/88. Class A Shares, which were formerly called Investor Shares, commenced operations on 8/24/98. The performance for Class A prior to the commencement date is based on the performance of the Select Shares of the Fund. Investors should note that the actual returns for Class A would have been lower than shown because Class A Shares have higher expenses than Select Shares.

Class B and C Shares were introduced on 2/16/01. Investors should note that the information presented for Class B and C Shares prior to their introduction is based on the historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the Class B and C Shares.

JPMorgan Equity Income Fund, formerly Chase Equity Income Fund, is the successor to the AVESTA Trust Equity Income Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment Trust ("MFIT"), a Massachusetts business trust.

The mountain chart illustrates the comparative performance for $1,000,000 invested in Select Shares of JPMorgan Equity Income Fund, the S&P 500 Index, Russell 1000 Value Index and the Lipper Equity Income Funds Index from December 31, 1991 to December 31, 2001. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Select Shares carry a $1,000,000 minimum initial investment and carry no sales charge.

The Lipper Equity Income Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index is a broad-based index that replicates the U.S. stock markets. Investors cannot invest directly in an index.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

                                  (UNAUDITED)

JPMorgan GROWTH AND INCOME FUND
         AS OF DECEMBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Growth and Income Fund, which seeks total return from a combination of capital growth and current income, fell 13.48% and gained 7.09% (A shares, no sales charge) during the one-year and two-month periods ended December 31, 2001, respectively. This compares with a fall of 11.7% and a gain of 7.96% for the S&P 500/BARRA Value Index during the one-year and two-month periods, respectively.

HOW THE FUND WAS MANAGED

In a turbulent 12 months, there was no escaping the decline in stocks. The Fund underperformed its benchmark, with periods of relative losses and gains balancing each other out over the full year. The greatest losses relative to the S&P 500/BARRA Value Index occurred in January when two 50 basis point rate cuts caused a rally in stocks displaying classic low quality characteristics such as a weak balance sheet, and low return on capital. Much of this ground was made up, however, in the third quarter when the September 11th terrorist atrocities caused the quality stocks, in which this Fund invests, to outperform.

The Fund's greatest underperformance of its benchmark occurred in the financial services sector. Throughout the year the portfolio chiefly owned financial services companies with large capital markets and asset management businesses. By contrast, it tended not to own regional banks, which had appeared to have lower growth businesses. When the extent of the bubble in information technology demand and financial assets became clear, the banks with capital markets and asset management businesses dropped most. But regional bank stock prices performed well, supported by the falling rate environment.

Fund holdings with substantial capital markets businesses included AIG, American Express, and Morgan Stanley Dean Witter. The Fund also suffered from not owning Bank of America, which is a major index constituent that performed relatively well.

The Fund's greatest success occurred in the technology sector. Not only was the Fund underweight the sector, but it also avoided many of the worst performing technology stocks. Not owning names such as JDS Uniphase, Lucent Technologies and Nortel Networks helped the Fund, as the prices of all these stocks fell by more than 50% over the year. The Fund also benefited from owning IBM, which performed relatively well. IBM has a quality income stream, as it is not solely dependent on IT manufacturing but also has other sources of revenue such as post-sale servicing.

Stock selection was also strong in telecommunications, where the Fund avoided long distance companies but was overweight regional bells.

LOOKING AHEAD

While the broad equity market is still not cheap, there are some attractive opportunities for long-term investment among large cap `value' companies. A number of these companies are trading at attractive valuations relative to bond yields, which the management team will look to invest in. Investor confidence and continued monetary support are crucial to building and maintaining a strong market.

                                  (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance                                       18.7%
Energy                                        15.4%
Telecommunications                            10.6%
Industrial Cyclical                            9.2%
Consumer Cyclical                              6.6%
Basic Materials                                6.0%
Consumer Staples                               4.5%
Pharmaceuticals                                4.3%
Cash Equivalents & Short Term Paper            4.2%
Consumer Services                              4.2%
Insurance                                      4.1%
Retail                                         3.7%
Semiconductors                                 3.3%
Utilities                                      2.9%
Other                                          2.3%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. EXXON MOBIL CORP. (6.3%)
2. CITIGROUP, INC. (6.2%)
3. VERIZON COMMUNICATIONS, INC. (3.9%)
4. CHEVRONTEXACO CORP. (3.4%)
5. ROYAL DUTCH PETROLEUM CO., N.Y.
   REGISTERED SHARES (NETHERLANDS) (3.3%)
6. PHILIP MORRIS COMPANIES, INC. (2.8%)
7. WELLS FARGO & CO. (2.7%)
8. BELLSOUTH CORP. (2.7%)
9. AMERICAN INTERNATIONAL GROUP, INC. (2.4%)
10. MORGAN STANLEY DEAN WITTER & CO. (2.4%)

TOP 10 EQUITY HOLDINGS COMPRISED 36.1% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($1,589,501, IN THOUSANDS). AS OF DECEMBER 31, 2001 THE FUND HELD 67 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

      AVERAGE ANNUAL TOTAL RETURNS

                           1 YEAR     3 YEARS     5 YEARS    10 YEARS
   Class A Shares
     Without sales charge  -13.48%     -2.05%      6.79%      10.26%
     With sales charge*    -18.46%     -3.97%      5.53%       9.61%

   Class B Shares
     Without CDSC          -13.93%     -2.56%      6.25%       9.81%
     With CDSC**           -18.23%     -3.27%      6.01%       9.81%

   Class C Shares
     Without CDSC          -13.90%     -2.55%      5.90%       9.62%
     With CDSC***          -14.76%     -2.55%      5.90%       9.62%

   Select Shares           -11.81%     -1.17%      7.53%      10.68%

                                  (UNAUDITED)

[CHART]

10-YEAR PERFORMANCE (12/31/91 TO 12/31/01)

                          JPMorgan                          Lipper
                     Growth and Income    S&P 500/BARRA  Large Cap Value
                       Fund (Class A)      Value Index    Funds Index
         12/91             $9,425            $10,000        $10,000
          1/92             $9,856             $9,649         $9,926
          2/92            $10,268             $9,706        $10,105
          3/92             $9,981             $9,481         $9,878
          4/92             $9,958             $9,581        $10,060
          5/92             $9,966             $9,656        $10,138
          6/92             $9,669             $9,456         $9,915
          7/92            $10,042             $9,883        $10,300
          8/92             $9,810             $9,769        $10,089
          9/92             $9,894             $9,884        $10,208
         10/92            $10,145            $10,033        $10,276
         11/92            $10,618            $10,437        $10,699
         12/92            $10,843            $10,506        $10,864
          1/93            $11,023            $10,393        $10,989
          2/93            $11,167            $10,309        $11,096
          3/93            $11,461            $10,455        $11,419
          4/93            $11,406             $9,972        $11,207
          5/93            $11,779            $10,327        $11,509
          6/93            $11,840            $10,239        $11,561
          7/93            $11,754            $10,029        $11,526
          8/93            $12,108            $10,395        $11,992
          9/93            $12,147            $10,235        $12,035
         10/93            $12,222            $10,616        $12,242
         11/93            $12,041            $10,609        $12,048
         12/93            $12,253            $10,682        $12,304
          1/94            $12,629            $10,911        $12,705
          2/94            $12,402            $10,716        $12,400
          3/94            $11,925            $10,222        $11,886
          4/94            $11,902            $10,268        $12,033
          5/94            $11,990            $10,435        $12,206
          6/94            $11,761            $10,212        $11,912
          7/94            $11,982            $10,538        $12,260
          8/94            $12,376            $11,101        $12,757
          9/94            $12,120            $10,942        $12,424
         10/94            $12,241            $11,197        $12,627
         11/94            $11,804            $10,830        $12,188
         12/94            $11,835            $11,017        $12,326
          1/95            $11,940            $11,291        $12,548
          2/95            $12,416            $11,731        $13,014
          3/95            $12,763            $12,099        $13,319
          4/95            $12,963            $12,414        $13,707
          5/95            $13,401            $12,858        $14,215
          6/95            $13,743            $13,350        $14,523
          7/95            $14,355            $13,776        $14,982
          8/95            $14,441            $13,731        $15,074
          9/95            $14,699            $14,410        $15,615
         10/95            $14,419            $14,525        $15,490
         11/95            $14,979            $15,048        $16,161
         12/95            $15,096            $15,218        $16,423
          1/96            $15,632            $15,799        $16,928
          2/96            $15,776            $15,943        $17,118
          3/96            $16,071            $15,877        $17,303
          4/96            $16,298            $16,186        $17,538
          5/96            $16,511            $16,781        $17,863
          6/96            $16,455            $16,990        $17,873
          7/96            $15,710            $16,206        $17,173
          8/96            $16,258            $16,446        $17,619
          9/96            $16,998            $17,588        $18,483
         10/96            $17,244            $17,970        $18,873
         11/96            $18,356            $19,313        $20,224
         12/96            $18,020            $18,866        $19,882
          1/97            $19,010            $20,343        $20,886
          2/97            $19,000            $20,514        $21,053
          3/97            $18,253            $19,540        $20,249
          4/97            $18,985            $21,117        $21,150
          5/97            $20,087            $22,367        $22,368
          6/97            $20,858            $23,501        $23,301
          7/97            $22,510            $25,362        $25,058
          8/97            $21,695            $23,675        $23,985
          9/97            $22,843            $24,881        $25,213
         10/97            $22,217            $24,133        $24,452
         11/97            $22,914            $25,443        $25,254
         12/97            $23,341            $25,757        $25,542
          1/98            $23,224            $26,622        $25,578
          2/98            $24,868            $28,472        $27,261
          3/98            $26,015            $29,945        $28,471
          4/98            $26,194            $30,196        $28,762
          5/98            $25,523            $29,590        $28,273
          6/98            $26,008            $31,699        $28,801
          7/98            $25,202            $31,681        $28,303
          8/98            $21,349            $27,559        $24,440
          9/98            $22,835            $29,403        $25,615
         10/98            $24,237            $31,869        $27,667
         11/98            $24,925            $34,027        $29,078
         12/98            $26,632            $36,615        $30,200
          1/99            $26,875            $38,852        $30,702
          2/99            $25,751            $37,327        $29,999
          3/99            $26,622            $39,136        $30,911
          4/99            $28,152            $39,060        $32,731
          5/99            $27,891            $37,921        $32,172
          6/99            $28,817            $40,635        $33,590
          7/99            $27,753            $39,349        $32,636
          8/99            $26,979            $39,895        $32,042
          9/99            $26,035            $38,335        $30,857
         10/99            $27,344            $40,497        $32,344
         11/99            $27,519            $40,258        $32,457
         12/99            $28,788            $41,772        $33,457
          1/00            $28,100            $40,444        $32,042
          2/00            $27,119            $37,916        $30,693
          3/00            $29,750            $41,871        $33,504
          4/00            $29,369            $41,590        $33,132
          5/00            $28,735            $41,719        $33,156
          6/00            $28,341            $40,071        $32,791
          7/00            $28,854            $40,873        $32,643
          8/00            $30,585            $43,615        $34,533
          9/00            $29,652            $43,606        $33,988
         10/00            $29,768            $44,422        $34,260
         11/00            $28,101            $42,147        $32,790
         12/00            $28,921            $44,318        $34,111
          1/01            $28,895            $46,188        $34,394
          2/01            $27,300            $43,126        $32,737
          3/01            $25,987            $41,422        $31,463
          4/01            $27,905            $44,231        $33,247
          5/01            $28,206            $44,695        $33,782
          6/01            $27,109            $43,207        $32,863
          7/01            $26,911            $42,460        $32,640
          8/01            $25,208            $40,005        $31,112
          9/01            $23,232            $36,205        $28,686
         10/01            $23,371            $36,205        $28,872
         11/01            $24,680            $38,504        $30,723
         12/01            $25,032            $39,089        $31,187

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*   Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

The Fund commenced operations on 9/23/87.

Class B, C and Select Shares were introduced on 11/4/93, 1/2/98 and 1/25/96, respectively. Performance is based on historical expenses of the predecessor Class A Shares, which are lower than the expenses for Class B and C Shares and higher than Select Shares.

The mountain chart illustrates comparative performance of $10,000 invested in Class A Shares of the JPMorgan Growth and Income Fund, assumes reinvestment of all distributions and includes a 5.75% sales charge. Performance of the indices does not include sales charges, but has been adjusted to reflect reinvestment of all distributions and capital gains of securities included in the benchmark. The S&P 500/BARRA Value Index contains large U.S. companies with low price-to-book ratios relative to the S&P 500 Index. The Lipper Large Cap Value Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

                                  (UNAUDITED)

JPMorgan DISCIPLINED EQUITY FUND
         AS OF DECEMBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Disciplined Equity Fund, which seeks to provide consistently high total return from a broadly diversified portfolio of stocks, fell 11.71% and 8.73% (Institutional Shares) during the one-year and seven-month periods ended December 31, 2001, respectively. This compares to a loss of 11.88% and fall of 8.58% for the S&P 500 Index, the Fund's benchmark during the one-year and seven-month periods, respectively.

HOW THE FUND WAS MANAGED

The equity markets in 2001 were plagued by weakening macroeconomic data, continued shortfalls in corporate earnings, a rapidly deteriorating technology sector, reduced consumer and capital spending, and increasingly large and more frequent corporate layoffs.

In several attempts to turn the tide, the Federal Reserve Board lowered interest rates. Then, on September 11th, the World Trade Center and the Pentagon were attacked by terrorists. Ten days later, on September 21st, the S&P 500 and the Nasdaq closed at 965.80 and 1423.19, respectively, their lowest levels since August 1998.

Coming into the 11th, it was our belief that the economy was nearing a bottom. As such, the stocks that we favored were those that were well positioned for an economic recovery. The attacks not only pushed out the recovery horizon, but also made the prospects of a recession a near certainty. As a consequence, investors focused on stocks with near-term earnings certainty when the market re-opened on September 17th, an environment that proved difficult for our stock picking approach which focuses on companies' longer-term earnings prospects. As such, the Fund was less than ideally positioned in this new (if temporary) environment and underperformed the S&P 500 Index in September.

Against the possibility of additional, major market turmoil, our investment philosophy of identifying relative value within sectors remained unchanged in the months that followed. Given the reality of a more difficult, higher risk economic environment, an increased emphasis on strong balance sheets and high quality management was, however, warranted. As in past crises, we looked for opportunities to buy solid companies at depressed prices, while avoiding those that looked cheap but also looked to be vulnerable to a weak economy; an approach that worked well as all major indices rebounded strongly in the fourth quarter from their September lows.

Stock selection added value in 14 out of 19 sectors, with stock picking in the utilities, energy and health services & systems sectors contributing most significantly to performance. On the other hand, security selection in the software & services, telecommunications and network technology sectors detracted most from performance.

LOOKING AHEAD

Economic data ended the year on a high note as the economy continues to show signs of stabilization. Initial claims, consumer confidence, and industrial surveys have improved significantly from their fall levels and point to eventual recovery in 2002. However, statistics of actual economic activity continue to reveal a fragile economy as payrolls, consumption, and industrial production remain at recessionary levels. Investor confidence and continued support from monetary policy over the coming months will be crucial in enabling the economy to begin a self-sustaining recovery. In this environment, the Fund's sector-neutral stock picking strategy, which is based on identifying relative value in a company's long-term fundamentals and earnings prospects, should continue to perform well.

                                  (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance                              14.4%
Pharmaceuticals                      11.2%
Industrial Cyclical                   8.9%
Consumer Cyclical                     7.0%
Energy                                6.8%
Telecommunications                    6.7%
Retail                                6.2%
Software & Services                   5.8%
Insurance                             4.7%
Consumer Services                     4.6%
Semiconductors                        4.2%
Systems Hardware                      4.1%
Consumer Staples                      3.8%
Utilities                             2.5%
Health Services & Systems             2.5%
Basic Materials                       2.5%
Other                                 4.1%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. MICROSOFT CORP. (3.8%)
2. GENERAL ELECTRIC CO. (3.8%)
3. CITIGROUP, INC. (3.4%)
4. EXXON MOBIL CORP. (3.0%)
5. INTERNATIONAL BUSINESS MACHINES CORP. (2.5%)
6. INTEL CORP. (2.2%)
7. TYCO INTERNATIONAL LTD (BERMUDA) (2.0%)
8. WAL-MART STORES, INC. (2.0%)
9. PHILIP MORRIS COMPANIES, INC. (1.9%)
10. AMERICAN HOME PRODUCTS CORP. (1.8%)

TOP 10 EQUITY HOLDINGS COMPRISED 26.4% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($1,336,019, IN THOUSANDS). AS OF DECEMBER 31, 2001 THE FUND HELD 231 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

         AVERAGE ANNUAL TOTAL RETURNS
                                                        SINCE INCEPTION
                            1 YEAR           3 YEARS       (1/03/97)
   Class A Shares
     Without sales charge   -12.19%          -2.70%          9.95%
     With sales charge*     -17.24%          -4.61%          8.66%

   Class B Shares
     Without CDSC           -12.25%          -2.72%          9.94%
     With CDSC**            -16.41%          -3.61%          9.66%

   Institutional Shares     -11.71%          -2.35%         10.25%

   Select Shares            -12.14%          -2.68%          9.97%

                                  (UNAUDITED)

[CHART]

LIFE OF FUND PERFORMANCE (01/03/97 TO 12/31/01)

                     JPMorgan Disciplined
                         Equity Fund         S&P 500     Lipper Large-Cap
                    (Institutional Shares)    Index        Value Index
         01/97            $3,000,000       $3,000,000      $3,000,000
         01/97            $3,150,000       $3,187,200      $3,151,500
         02/97            $3,173,940       $3,212,379      $3,176,712
         03/97            $3,041,904       $3,080,671      $3,055,362
         04/97            $3,215,901       $3,264,279      $3,191,325
         05/97            $3,441,014       $3,463,727      $3,375,146
         06/97            $3,594,139       $3,617,863      $3,515,889
         07/97            $3,894,250       $3,905,483      $3,780,987
         08/97            $3,694,475       $3,686,776      $3,619,161
         09/97            $3,869,223       $3,888,442      $3,804,462
         10/97            $3,748,504       $3,758,568      $3,689,567
         11/97            $3,908,190       $3,932,590      $3,810,585
         12/97            $3,962,123       $4,000,231      $3,854,026
         01/98            $4,032,253       $4,044,233      $3,859,421
         02/98            $4,331,446       $4,335,822      $4,113,371
         03/98            $4,557,547       $4,557,817      $4,296,005
         04/98            $4,627,733       $4,604,306      $4,339,824
         05/98            $4,575,903       $4,525,112      $4,266,047
         06/98            $4,737,890       $4,708,832      $4,345,822
         07/98            $4,694,775       $4,658,918      $4,270,639
         08/98            $4,004,643       $3,985,704      $3,687,697
         09/98            $4,268,549       $4,241,188      $3,865,075
         10/98            $4,630,522       $4,585,573      $4,174,668
         11/98            $4,949,565       $4,863,458      $4,387,576
         12/98            $5,243,569       $5,143,593      $4,556,936
         01/99            $5,422,899       $5,358,596      $4,632,582
         02/99            $5,227,675       $5,191,943      $4,526,495
         03/99            $5,442,009       $5,399,621      $4,664,101
         04/99            $5,756,013       $5,608,586      $4,938,817
         05/99            $5,631,108       $5,476,224      $4,854,363
         06/99            $5,920,547       $5,780,154      $5,068,440
         07/99            $5,731,089       $5,599,813      $4,924,496
         08/99            $5,701,861       $5,571,814      $4,834,871
         09/99            $5,537,647       $5,419,147      $4,655,980
         10/99            $5,830,589       $5,762,179      $4,880,399
         11/99            $5,917,464       $5,879,151      $4,897,480
         12/99            $6,204,462       $6,224,845      $5,048,322
         01/00            $5,872,523       $5,912,358      $4,834,778
         02/00            $5,730,408       $5,800,614      $4,631,234
         03/00            $6,312,617       $6,367,914      $5,055,455
         04/00            $6,099,251       $6,176,240      $4,999,340
         05/00            $5,943,110       $6,049,627      $5,002,839
         06/00            $6,095,848       $6,198,448      $4,947,808
         07/00            $5,997,095       $6,101,752      $4,925,543
         08/00            $6,374,312       $6,480,671      $5,210,732
         09/00            $5,980,380       $6,138,491      $5,128,402
         10/00            $5,986,958       $6,112,710      $5,169,429
         11/00            $5,487,646       $5,631,028      $4,947,661
         12/00            $5,529,901       $5,658,620      $5,147,052
         01/01            $5,755,521       $5,859,501      $5,189,772
         02/01            $5,208,746       $5,325,701      $4,939,625
         03/01            $4,874,345       $4,988,584      $4,747,474
         04/01            $5,295,001       $5,375,698      $5,016,656
         05/01            $5,349,539       $5,411,715      $5,097,424
         06/01            $5,229,710       $5,280,210      $4,958,774
         07/01            $5,178,458       $5,228,464      $4,925,054
         08/01            $4,843,412       $4,901,685      $4,694,562
         09/01            $4,395,397       $4,506,119      $4,328,386
         10/01            $4,487,700       $4,592,186      $4,356,520
         11/01            $4,843,574       $4,944,407      $4,635,773
         12/01            $4,882,469       $4,987,918      $4,705,773

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*  Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 3% CDSC for the three year period and 3% CDSC for the period since inception.

The fund commenced operations on 1/3/97.

Returns for Institutional Shares include performance of its predecessor account, J.P. Morgan Institutional Disciplined Equity Fund, for the period dating back to 1/3/97.

Returns for the Select shares prior to 9/10/01 (offering date of Select Shares) include performance from the commencement date of 12/31/97 of its predecessor account, J.P. Morgan Disciplined Equity Fund. Prior to 12/31/97 Select Shares performance is based on the historical expenses of J.P. Morgan Institutional Disciplined Equity Fund, which are lower than Select Shares.

Returns for Class A and B Shares prior to 9/28/01 (offering date of Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses for Class A and B Shares.

The mountain chart illustrates comparative performance for $3,000,000 invested in Institutional Shares of JPMorgan Disciplined Equity Fund, the S&P 500 Index and the Lipper Large-Cap Value Funds Index from January 3, 1997 to December 31, 2001. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Large-Cap Value Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

                                  (UNAUDITED)

                          JPMorgan DISCIPLINED EQUITY
                                   VALUE FUND
                                   AS OF DECEMBER 31, 2001


HOW THE FUND PERFORMED

JPMorgan Disciplined Equity Value Fund, which seeks long-term growth through value-oriented stocks, returned 7.61% since its inception on September 28, 2001. This compares to a gain of 10.29% for the S&P 500 Index, the Fund's benchmark during the same period.

HOW THE FUND WAS MANAGED

U.S. equities were shocked repeatedly by both negative and positive developments on the domestic macroeconomic, commercial and political fronts. Affecting portfolio holdings the most were, perhaps, the marked slowing of the U.S. economy and the associated, substantial decline in corporate capital spending. The latter battered the already-weak technology sector, and the former further depressed the near-term earnings expectations for "growth" companies, generally.

On the political front, the equity markets were dealt a systemic blow by the September 11th terrorist attacks on the U.S. In the aftermath of the attacks, some of our recovery-oriented stock selections were temporarily depressed. At the same time, many of the defensive issues we might have ordinarily preferred in this volatile market environment quickly became fully valued, or overvalued, so we elected not to chase them. In any event, we re-examined our investment model and found it to be sound. As such, we saw little-to-no reason to change the portfolio's long-term orientation in response to what proved to be a short-lived market downturn.

Two California utilities, Edison International and PG&E, were amongst our best performers. For this, we thank the insights of our analyst who suggested that we get back into these stocks ahead of their recovery from last summer's California energy crisis.

Our positions in the broad technology sector impacted the portfolio negatively. In particular, positions in the telecom sector, notably Level 3 Communications and Qwest, hurt performance, as did owning BEA Systems, which performed badly during the year. We were also overweight in Sun Microsystems, which we still believe in, but which lagged a good deal in 2001.

LOOKING AHEAD

In light of market conditions after the terrorist attacks, we reduced our earnings expectations, perhaps permanently, on companies in travel-related industries, notably airlines and hotels, as they may take a long time to recover from their present ills.

Beyond this, we currently anticipate resumption in U.S. economic growth towards the middle of 2002 and have been positioning the portfolio to take advantage of companies that should benefit in the early stages of an economic recovery. Among these are some found in the retail sector, such as The Home Depot, which should prosper from renewed spending on housing, and clothing retailer Abercrombie & Fitch, which should shine as consumer spending picks up. In the meantime, a return of investor confidence is crucial to building and sustaining a strong market.

                                  (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Finance                        25.3%
Telecommunications             10.3%
Energy                          9.8%
Consumer Cyclical               9.7%
Industrial Cyclical             8.1%
Utilities                       5.6%
Insurance                       5.5%
Consumer Services               5.3%
Basic Materials                 4.5%
Pharmaceuticals                 3.4%
Consumer Staples                2.9%
Systems Hardware                2.5%
Retail                          2.1%
Other                           5.0%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. EXXON MOBIL CORP. (5.6%)

2. CITIGROUP, INC. (5.4%)

3. VERIZON COMMUNICATIONS, INC. (2.8%)

4. CHEVRONTEXACO CORP. (2.2%)

5. PHILIP MORRIS COMPANIES, INC. (2.1%)

6. INTERNATIONAL BUSINESS MACHINES CORP. (1.7%)

7. PROCTER & GAMBLE CO. (1.7%)

8. SBC COMMUNICATIONS, INC. (1.6%)

9. FANNIE MAE (1.6%)

10. BANK ONE CORP. (1.4%)

TOP 10 EQUITY HOLDINGS COMPRISED 26.1% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($27,068, IN THOUSANDS). AS OF DECEMBER 31, 2001 THE FUND HELD 256 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                             SINCE
                                                           INCEPTION
                                                           (9/28/01)
                                                           ---------
Institutional Shares                                         7.61%

The Fund commenced operations on 9/28/01.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

                                  (UNAUDITED)

                            JPMORGAN EQUITY GROWTH FUND
                              AS OF DECEMBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Equity Growth Fund, which seeks capital appreciation through investments in large cap U.S. growth stocks, had a loss of 18.86% (Select Shares) during the year ended December 31, 2001. This compares with a loss of 12.73% for the S&P 500/BARRA Growth Index.

HOW THE FUND WAS MANAGED

During the 2001 calendar year, large cap growth stocks were at the center of the storm in equities. While the S&P 500/BARRA Growth Index fell only a little more than the broad-based S&P 500 Index (which had a loss of 11.88%), some large cap growth stocks in sectors such as technology and securities brokerage experienced far more substantial falls. Consequently, there was scope for considerable differences between the performances of various stock indices and investment funds. In the case of the Fund, it underperformed the S&P 500/BARRA Growth Index by a substantial margin, but outperformed the Lipper Large-Cap Growth Index by a similar amount.

The greatest underperformance relative to the S&P 500/BARRA Growth Index occurred in financials, where exposure was concentrated in brokerage companies, which suffered as capital markets activity dwindled. Holdings such as Goldman Sachs, Merrill Lynch and Morgan Stanley Dean Witter all performed poorly over the course of the year. The Fund owned relatively few of the regional banks, which appeared to have less exciting long-term earnings growth prospects but proved relatively resilient to the economic slowdown.

From a positive perspective, there were areas of relative outperformance across a number of sectors. Most notably, the Fund did well in technology. Here, the portfolio avoided a number of the more highly valued stocks that underperformed such as Cisco Systems and Qualcomm. It also benefited from an overweight position in Microsoft, where the threat of anti trust legislation dwindled during the year.

Otherwise, the stock picks that contributed were spread across sectors. Overweight positions in healthcare company Johnson & Johnson and fast food giant Tricon Global Restaurants were of particular help. Elsewhere, the Fund benefited from being underweight in poorly performing index constituents such as AIG, American Express, Corning and Schering Plough.

LOOKING AHEAD

The economy continues to show signs of stabilization as initial jobless claims, consumer confidence, and industrial surveys have improved significantly from autumn levels. However, other economic statistics continue to reveal a fragile economy. Continued support from monetary policy over the coming months will be crucial in enabling the economy to begin a self-sustaining recovery. Additionally, a return of investor confidence is key to building a strong market.

                                  (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Pharmaceuticals                     21.9%
Retail                              13.3%
Software & Services                 12.7%
Consumer Cyclical                    8.5%
Semiconductors                       7.6%
Systems Hardware                     7.3%
Finance                              7.0%
Consumer Staples                     6.4%
Industrial Cyclical                  6.3%
Health Services & Systems            5.2%
Network Technology                   2.3%
Other                                1.5%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. MICROSOFT CORP. (9.8%)

2. WAL-MART STORES, INC. (7.0%)

3. INTERNATIONAL BUSINESS MACHINES CORP. (6.5%)

4. INTEL CORP. (5.9%)

5. GENERAL ELECTRIC CO. (5.4%)

6. PFIZER, INC. (5.3%)

7. TRICON GLOBAL RESTAURANTS, INC. (4.6%)

8. JOHNSON & JOHNSON (4.0%)

9. PEPSICO, INC. (3.7%)

10. GOLDMAN SACHS GROUP, INC. (3.6%)

TOP 10 EQUITY HOLDINGS COMPRISED 55.8% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($136,139, IN THOUSANDS). AS OF DECEMBER 31, 2001 THE FUND HELD 51 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                         -------    -------    -------    --------
Class A Shares
  Without sales charge   -19.06%     -6.75%      9.45%       9.92%
  With sales charge*     -23.71%     -8.58%      8.16%       9.27%
                         -------     ------      -----      ------
Class B Shares
  Without CDSC           -19.53%     -6.94%      9.32%       9.85%
  With CDSC**            -23.21%     -7.64%      9.04%       9.85%
                         -------     ------      -----      ------
Class C Shares
  Without CDSC           -19.63%     -6.97%      9.29%       9.84%
  With CDSC***           -20.36%     -6.97%      9.29%       9.84%
                         -------     ------      -----      ------
Select Shares            -18.86%     -6.52%      9.64%      10.01%

                                  (UNAUDITED)

10-YEAR PERFORMANCE (12/31/91 TO 12/31/01)

[CHART]

                   JPMORGAN EQUITY                     LIPPER LARGE     RUSSELL
                     GROWTH FUND    S&P 500/ BARRA       CAP GROWTH   1000 GROWTH
                   (SELECT SHARES)   GROWTH INDEX       FUNDS INDEX      INDEX
         12/91      $1,000,000        $1,000,000        $1,000,000     $1,000,000
          1/92        $983,000          $964,900          $998,200       $975,840
          2/92        $998,237          $970,593        $1,004,588       $977,343
          3/92        $975,976          $948,075          $970,935       $950,642
          4/92        $971,291          $958,125          $966,080       $957,458
          5/92        $981,878          $965,598          $976,514       $964,495
          6/92        $946,727          $945,610          $948,000       $940,238
          7/92        $982,513          $988,257          $982,317       $982,361
          8/92        $969,642          $976,892          $965,127       $970,337
          9/92        $980,793          $988,420          $982,402       $981,602
         10/92        $992,563        $1,003,246        $1,002,247       $996,336
         11/92      $1,039,511        $1,043,777        $1,053,361     $1,039,657
         12/92      $1,064,771        $1,050,666        $1,068,846     $1,050,001
          1/93      $1,068,924        $1,039,319        $1,073,442     $1,037,958
          2/93      $1,046,049        $1,030,900        $1,054,013     $1,021,548
          3/93      $1,072,409        $1,045,436        $1,087,636     $1,041,223
          4/93      $1,032,516          $997,241        $1,054,028       $999,574
          5/93      $1,065,969        $1,032,743        $1,093,870     $1,034,579
          6/93      $1,065,329        $1,023,965        $1,102,621     $1,025,092
          7/93      $1,045,940        $1,002,871        $1,095,123     $1,006,774
          8/93      $1,082,862        $1,039,476        $1,140,571     $1,048,041
          9/93      $1,077,015        $1,023,572        $1,157,679     $1,040,233
         10/93      $1,081,754        $1,061,649        $1,170,877     $1,069,173
         11/93      $1,064,121        $1,060,906        $1,147,225     $1,062,105
         12/93      $1,091,043        $1,068,332        $1,182,904     $1,080,490
          1/94      $1,117,446        $1,091,194        $1,225,961     $1,105,461
          2/94      $1,105,155        $1,071,662        $1,206,101     $1,085,341
          3/94      $1,054,096        $1,022,151        $1,147,123     $1,032,876
          4/94      $1,049,985        $1,026,751        $1,152,743     $1,037,782
          5/94      $1,059,330        $1,043,487        $1,159,660     $1,053,442
          6/94      $1,041,745        $1,021,261        $1,116,405     $1,022,323
          7/94      $1,070,498        $1,053,839        $1,148,445     $1,057,287
          8/94      $1,108,607        $1,110,114        $1,207,361     $1,116,220
          9/94      $1,089,872        $1,094,239        $1,178,625     $1,100,972
         10/94      $1,108,073        $1,119,735        $1,208,798     $1,126,933
         11/94      $1,073,501        $1,083,008        $1,164,194     $1,090,905
         12/94      $1,081,123        $1,101,744        $1,173,274     $1,109,189
          1/95      $1,091,718        $1,129,067        $1,182,426     $1,132,803
          2/95      $1,126,325        $1,173,101        $1,223,101     $1,180,291
          3/95      $1,156,173        $1,209,936        $1,257,837     $1,214,814
          4/95      $1,169,122        $1,241,394        $1,292,176     $1,241,370
          5/95      $1,197,882        $1,285,836        $1,334,947     $1,284,681
          6/95      $1,252,985        $1,335,084        $1,403,163     $1,334,270
          7/95      $1,309,870        $1,377,673        $1,479,495     $1,389,722
          8/95      $1,311,049        $1,373,127        $1,487,780     $1,391,237
          9/95      $1,332,157        $1,440,959        $1,542,977     $1,455,359
         10/95      $1,324,564        $1,452,487        $1,534,182     $1,456,363
         11/95      $1,356,751        $1,504,776        $1,582,509     $1,512,972
         12/95      $1,360,278        $1,521,780        $1,583,142     $1,521,642
          1/96      $1,398,366        $1,579,912        $1,629,686     $1,572,541
          2/96      $1,428,291        $1,594,289        $1,666,354     $1,601,302
          3/96      $1,434,718        $1,587,593        $1,667,187     $1,603,352
          4/96      $1,481,060        $1,618,552        $1,706,866     $1,645,536
          5/96      $1,521,493        $1,678,114        $1,757,219     $1,703,031
          6/96      $1,498,670        $1,699,091        $1,741,404     $1,705,347
          7/96      $1,407,252        $1,620,763        $1,648,239     $1,605,431
          8/96      $1,449,469        $1,644,750        $1,697,686     $1,646,867
          9/96      $1,528,030        $1,758,895        $1,815,845     $1,766,792
         10/96      $1,553,243        $1,797,064        $1,838,543     $1,777,446
         11/96      $1,657,621        $1,931,304        $1,957,497     $1,910,896
         12/96      $1,639,387        $1,886,691        $1,908,951     $1,873,481
          1/97      $1,785,948        $2,034,419        $2,029,978     $2,004,887
          2/97      $1,791,842        $2,051,508        $2,000,747     $1,991,314
          3/97      $1,693,290        $1,954,061        $1,898,309     $1,883,544
          4/97      $1,831,632        $2,111,754        $2,002,526     $2,008,611
          5/97      $1,949,406        $2,236,981        $2,138,497     $2,153,573
          6/97      $2,034,400        $2,350,396        $2,228,100     $2,239,759
          7/97      $2,213,834        $2,536,548        $2,441,107     $2,437,843
          8/97      $2,070,157        $2,367,867        $2,308,066     $2,295,156
          9/97      $2,202,647        $2,488,628        $2,435,471     $2,408,101
         10/97      $2,121,149        $2,413,721        $2,350,961     $2,319,097
         11/97      $2,215,540        $2,541,648        $2,403,152     $2,417,589
         12/97      $2,248,994        $2,572,910        $2,435,835     $2,444,666
          1/98      $2,301,171        $2,659,360        $2,478,949     $2,517,762
          2/98      $2,444,764        $2,844,185        $2,668,341     $2,707,148
          3/98      $2,539,132        $2,991,230        $2,792,419     $2,815,055
          4/98      $2,582,551        $3,016,356        $2,839,331     $2,854,015
          5/98      $2,553,110        $2,955,727        $2,775,730     $2,773,018
          6/98      $2,749,444        $3,166,175        $2,934,502     $2,942,866
          7/98      $2,734,322        $3,164,275        $2,933,035     $2,923,384
          8/98      $2,334,838        $2,752,603        $2,454,070     $2,484,643
          9/98      $2,495,708        $2,936,752        $2,632,481     $2,675,513
         10/98      $2,688,626        $3,183,146        $2,802,276     $2,890,544
         11/98      $2,882,745        $3,398,645        $2,994,793     $3,110,427
         12/98      $3,179,380        $3,657,282        $3,324,220     $3,390,895
          1/99      $3,431,505        $3,880,742        $3,539,962     $3,590,008
          2/99      $3,278,459        $3,728,617        $3,394,469     $3,426,016
          3/99      $3,450,906        $3,909,082        $3,587,275     $3,606,465
          4/99      $3,351,175        $3,901,654        $3,599,472     $3,611,081
          5/99      $3,285,492        $3,787,726        $3,480,329     $3,500,112
          6/99      $3,555,560        $4,058,927        $3,722,212     $3,745,260
          7/99      $3,461,337        $3,930,665        $3,605,335     $3,626,236
          8/99      $3,470,337        $3,985,301        $3,606,056     $3,685,489
          9/99      $3,425,917        $3,917,551        $3,569,635     $3,608,056
         10/99      $3,679,777        $4,188,646        $3,843,425     $3,880,537
         11/99      $3,836,535        $4,367,920        $4,033,291     $4,089,892
         12/99      $4,191,415        $4,691,146        $4,481,389     $4,515,282
          1/00      $4,021,663        $4,380,592        $4,301,686     $4,303,560
          2/00      $4,252,506        $4,472,584        $4,527,954     $4,513,961
          3/00      $4,484,693        $4,886,299        $4,845,817     $4,837,070
          4/00      $4,283,330        $4,644,427        $4,470,750     $4,606,923
          5/00      $3,911,537        $4,454,934        $4,201,164     $4,374,918
          6/00      $4,271,790        $4,814,447        $4,478,861     $4,706,493
          7/00      $4,145,772        $4,600,204        $4,387,940     $4,510,279
          8/00      $4,444,267        $4,866,556        $4,767,497     $4,918,640
          9/00      $3,894,956        $4,391,580        $4,403,737     $4,453,386
         10/00      $3,696,703        $4,277,399        $4,170,779     $4,242,652
         11/00      $3,268,994        $3,822,712        $3,611,061     $3,617,242
         12/00      $3,200,672        $3,657,188        $3,588,672     $3,502,793
          1/01      $3,360,706        $3,761,418        $3,693,103     $3,744,801
          2/01      $2,883,822        $3,319,452        $3,121,410     $3,109,046
          3/01      $2,608,705        $3,020,369        $2,797,096     $2,770,720
          4/01      $2,909,750        $3,290,390        $3,097,504     $3,121,132
          5/01      $2,871,341        $3,298,287        $3,073,963     $3,075,189
          6/01      $2,832,865        $3,253,430        $2,985,433     $3,003,968
          7/01      $2,782,440        $3,244,971        $2,878,554     $2,928,899
          8/01      $2,578,209        $3,026,909        $2,659,784     $2,689,403
          9/01      $2,313,169        $2,823,804        $2,392,210     $2,420,893
         10/01      $2,434,842        $2,927,720        $2,491,487     $2,547,893
         11/01      $2,593,593        $3,187,115        $2,719,707     $2,792,669
         12/01      $2,596,701        $3,191,577        $2,732,217     $2,787,419

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

* Sales charge for Class A Shares is 5.75%

**Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

***Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

Select Shares, which were renamed from Institutional Shares on 9/10/01, which were formerly called Premier Shares, commenced operations on 3/29/88. Class A Shares, which were formerly called Investor Shares, commenced operations on 8/13/98. The performance for Class A prior to the commencement date is based on the performance of the Select Shares of the Fund. Investors should note that the actual returns for Class A would have been lower than shown because Class A Shares have higher expenses than Select Shares.

Class B and C Shares were introduced on 2/16/01. Investors should note that the information presented for Class B and C Shares prior to their introduction is based on the historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the Class B and C Shares.

JPMorgan Equity Growth Fund, formerly Chase Equity Growth Fund, is the successor to the AVESTA Trust Equity Growth Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment Trust ("MFIT"), a Massachusetts business trust.

The mountain chart illustrates the comparative performance for $1,000,000 invested in Select Shares of JPMorgan Equity Growth Fund, the S&P 500/BARRA Growth Index, Russell 1000 Growth Index and Lipper Large-Cap Growth Funds Index from December 31, 1991 to December 31, 2001. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Select Shares carry a $1,000,000 minimum initial investment and carry no sales charge.

The Lipper Large-Cap Growth Funds index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc.

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The S&P 500/BARRA Growth Index is an unmanaged broad-based index that replicates the U.S. stock market. It includes 500 widely held common stock. Investors cannot invest directly in an index.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

                                  (UNAUDITED)

                           JPMorgan U.S. EQUITY FUND
                            AS OF DECEMBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan U.S. Equity Fund, which seeks capital appreciation from a portfolio of large-company stocks, had losses of 9.30% and 5.63% (Institutional Shares) during the one-year and seven-month periods ended December 31, 2001, respectively. This compares to a loss of 11.88% and fall of 8.58% from the S&P 500 Index, the Fund's benchmark, during the one-year and seven-month periods, respectively.

HOW THE FUND WAS MANAGED

U.S. equities were shocked repeatedly by both negative and positive developments on the domestic macroeconomic, commercial and political fronts. Affecting portfolio holdings the most were, perhaps, the marked slowing of the U.S. economy throughout the year and the associated, substantial decline in corporate capital spending. The latter battered the already weak technology sector (amongst others), and the former further depressed the near-term earnings expectations for "growth" companies, generally.

On a bittersweet note, the Federal Reserve Board's 11 interest-rate cuts during the year and the tax cut and rebate passed by Congress during the spring did relatively little to revive the economy in 2001. Most expect that these and other economic stimuli will help begin to turn things around by mid-2002.

The equity markets were dealt a systemic blow by the September 11th terrorist attacks on the United States. Before the attacks, we had positioned the Fund to take advantage of what was widely expected to be a near-term recovery in economic growth. The surprise attacks completely derailed this expectation, and, when the markets reopened a week later, some of our recovery-oriented stock selections were temporarily depressed. At the same time, many of the defensive issues we might have ordinarily preferred in this volatile market environment quickly became fully valued, or overvalued, so we elected not to chase them. In any event, we re-examined our investment model and found it to be sound. As such, we saw little reason to change the portfolio's long-term orientation in response to what proved to be a short-lived market downturn.

Two California utilities--Edison International and PG&E--were amongst our best performers for the year. For this, we thank the insights of our analyst who suggested that we get back into these stocks ahead of their recovery from last summer's California energy crisis.

Our positions in the broad technology sector impacted the portfolio negatively for most of the year. In particular, positions in the telecommunications sector, notably Level 3 Communications and Qwest, hurt performance, as did owning BEA Systems, which performed badly during the year. We were also overweight in Sun Microsystems, which we still believe in, but which lagged a good deal in 2001.

LOOKING AHEAD

As noted, we did little to change the portfolio's composition in the aftermath of September 11th. The little that we did mostly involved reducing our earnings expectations, perhaps permanently, on companies in travel-related industries, notably airlines and hotels, as they may take a long time to recover from their present ills. Beyond this, we currently anticipate a resumption in U.S. economic growth towards the middle of 2002 and have been positioning the portfolio to take advantage of companies that should benefit in the early stages of an economic recovery. Among these are some companies found in the consumer cyclicals sector, such as The Home Depot, which should prosper from renewed spending on housing, and clothing retailers Kohl's and Abercrombie & Fitch, which should shine as consumer spending picks up.

                                   (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Finance                              15.1%
Pharmaceuticals                      10.9%
Industrial Cyclical                  10.2%
Consumer Cyclical                     7.9%
Retail                                7.3%
Energy                                6.8%
Telecommunications                    6.1%
Consumer Services                     4.8%
Software & Services                   4.7%
Insurance                             4.6%
Semiconductors                        4.6%
Systems Hardware                      4.2%
Utilities                             3.3%
Health Services & Systems             2.2%
Other                                 7.3%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. GENERAL ELECTRIC CO. (3.7%)

2. TYCO INTERNATIONAL LTD (BERMUDA) (3.3%)

3. MICROSOFT CORP. (3.3%)

4. EXXON MOBIL CORP. (2.7%)

5. INTERNATIONAL BUSINESS MACHINES CORP. (2.6%)

6. CITIGROUP, INC. (2.5%)

7. U.S. BANCORP (2.3%)

8. CIGNA CORP. (2.1%)

9. PHILLIP MORRIS COMPANIES, INC. (1.9%)

10. CHEVRONTEXACO CORP. (1.9%)

TOP 10 EQUITY HOLDINGS COMPRISED 26.3% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($515,475, IN THOUSANDS). AS OF DECEMBER 31, 2001 THE FUND HELD 116 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                         ------    -------    -------    --------
Class A Shares
  Without sales charge   -9.71%     -1.15%      9.07%      11.50%
  With sales charge*    -14.89%     -3.08%      7.79%      10.84%
                        -------     ------      -----      ------
Class B Shares
  Without CDSC           -9.59%     -0.93%      9.30%      11.70%
  With CDSC**           -14.10%     -1.70%      9.09%      11.70%
                        -------     ------      -----      ------
Class C Shares
  Without CDSC           -9.51%     -0.90%      9.33%      11.71%
  With CDSC***          -10.41%     -0.90%      9.33%      11.71%
                        -------     ------      -----      ------
Institutional Shares     -9.30%     -0.82%      9.38%      11.74%
                        -------     ------      -----      ------
Select Shares            -9.43%     -1.01%      9.16%      11.55%

                                  (UNAUDITED)

10-YEAR PERFORMANCE (12/31/91 TO 12/31/01)

[CHART]

                        JPMORGAN                           LIPPER
                     U.S EQUITY FUND       S&P 500     MULTI-CAP CORE
                 (INSTITUTIONAL SHARES)     INDEX       FUNDS INDEX
         12/91           $3,000,000      $3,000,000      $3,000,000
          1/92           $2,993,700      $2,944,200      $3,009,000
          2/92           $3,059,561      $2,982,180      $3,057,144
          3/92           $2,993,781      $2,924,326      $2,990,193
          4/92           $3,021,024      $3,010,009      $3,001,555
          5/92           $3,061,204      $3,024,758      $3,023,166
          6/92           $2,985,592      $2,979,689      $2,946,378
          7/92           $3,071,577      $3,101,260      $3,045,966
          8/92           $3,014,753      $3,037,994      $2,987,178
          9/92           $3,043,695      $3,073,843      $3,028,103
         10/92           $3,061,044      $3,084,294      $3,074,736
         11/92           $3,202,770      $3,189,160      $3,211,254
         12/92           $3,262,021      $3,228,386      $3,267,130
          1/93           $3,315,845      $3,255,505      $3,298,821
          2/93           $3,287,992      $3,299,780      $3,285,955
          3/93           $3,359,341      $3,369,405      $3,373,033
          4/93           $3,271,998      $3,287,866      $3,291,406
          5/93           $3,367,868      $3,375,652      $3,389,490
          6/93           $3,373,256      $3,385,441      $3,390,168
          7/93           $3,376,967      $3,371,899      $3,374,912
          8/93           $3,499,213      $3,499,694      $3,509,233
          9/93           $3,454,423      $3,472,746      $3,527,481
         10/93           $3,544,583      $3,544,632      $3,576,161
         11/93           $3,551,318      $3,510,958      $3,519,657
         12/93           $3,622,700      $3,553,441      $3,624,191
          1/94           $3,779,925      $3,674,258      $3,737,991
          2/94           $3,699,412      $3,574,686      $3,681,173
          3/94           $3,547,367      $3,419,187      $3,515,889
          4/94           $3,631,084      $3,462,952      $3,538,039
          5/94           $3,668,122      $3,519,398      $3,556,437
          6/94           $3,554,043      $3,433,173      $3,452,589
          7/94           $3,673,814      $3,545,781      $3,541,665
          8/94           $3,803,132      $3,690,804      $3,696,082
          9/94           $3,714,519      $3,600,748      $3,618,095
         10/94           $3,748,693      $3,681,405      $3,660,788
         11/94           $3,575,129      $3,547,402      $3,523,143
         12/94           $3,610,522      $3,599,903      $3,554,851
          1/95           $3,690,676      $3,693,141      $3,595,732
          2/95           $3,847,899      $3,836,804      $3,735,965
          3/95           $3,987,577      $3,949,990      $3,842,440
          4/95           $4,074,905      $4,066,119      $3,921,210
          5/95           $4,224,862      $4,228,357      $4,035,709
          6/95           $4,291,192      $4,326,455      $4,172,520
          7/95           $4,423,790      $4,469,661      $4,347,349
          8/95           $4,456,526      $4,480,835      $4,380,388
          9/95           $4,578,189      $4,669,926      $4,502,163
         10/95           $4,460,072      $4,653,115      $4,439,583
         11/95           $4,710,728      $4,856,921      $4,624,714
         12/95           $4,795,521      $4,950,660      $4,676,973
          1/96           $4,920,205      $5,118,982      $4,779,866
          2/96           $5,022,545      $5,166,589      $4,884,546
          3/96           $5,116,969      $5,216,188      $4,940,718
          4/96           $5,226,472      $5,292,866      $5,070,165
          5/96           $5,298,597      $5,428,893      $5,183,229
          6/96           $5,238,193      $5,449,522      $5,132,434
          7/96           $4,962,140      $5,208,653      $4,882,484
          8/96           $5,134,823      $5,318,556      $5,049,465
          9/96           $5,370,511      $5,617,459      $5,303,958
         10/96           $5,447,847      $5,772,501      $5,367,606
         11/96           $5,911,458      $6,208,325      $5,699,860
         12/96           $5,813,328      $6,085,400      $5,653,692
          1/97           $6,148,176      $6,465,129      $5,918,850
          2/97           $6,173,383      $6,516,203      $5,893,991
          3/97           $5,965,958      $6,249,039      $5,657,642
          4/97           $6,211,755      $6,621,482      $5,843,778
          5/97           $6,635,397      $7,026,054      $6,250,505
          6/97           $6,839,104      $7,338,713      $6,503,650
          7/97           $7,436,841      $7,922,141      $7,020,040
          8/97           $7,172,833      $7,478,501      $6,811,545
          9/97           $7,496,328      $7,887,575      $7,195,035
         10/97           $7,200,223      $7,624,130      $6,922,343
         11/97           $7,366,548      $7,977,128      $7,054,560
         12/97           $7,474,837      $8,114,334      $7,144,858
          1/98           $7,520,433      $8,203,592      $7,163,435
          2/98           $8,079,953      $8,795,071      $7,701,409
          3/98           $8,430,623      $9,245,378      $8,032,569
          4/98           $8,609,353      $9,339,681      $8,092,010
          5/98           $8,527,564      $9,179,039      $7,859,770
          6/98           $8,645,244      $9,551,708      $8,038,972
          7/98           $8,455,913      $9,450,460      $7,829,155
          8/98           $7,106,350      $8,084,868      $6,584,320
          9/98           $7,679,121      $8,603,108      $6,936,581
         10/98           $8,251,984      $9,301,681      $7,449,888
         11/98           $8,896,464      $9,865,362      $7,872,296
         12/98           $9,327,052     $10,433,607      $8,371,400
          1/99           $9,608,729     $10,869,732      $8,638,448
          2/99           $9,226,302     $10,531,683      $8,310,187
          3/99           $9,642,408     $10,952,951      $8,607,691
          4/99          $10,225,774     $11,376,830      $8,958,885
          5/99          $10,118,403     $11,108,337      $8,841,524
          6/99          $10,703,247     $11,724,850      $9,318,966
          7/99          $10,293,313     $11,359,034      $9,102,766
          8/99          $10,038,039     $11,302,239      $8,967,135
          9/99           $9,620,456     $10,992,558      $8,752,820
         10/99          $10,037,984     $11,688,387      $9,186,085
         11/99          $10,286,926     $11,925,661      $9,504,842
         12/99          $10,714,862     $12,626,890     $10,277,586
          1/00          $10,269,124     $11,993,020      $9,895,259
          2/00          $10,009,315     $11,766,352     $10,236,646
          3/00          $11,103,333     $12,917,101     $10,906,122
          4/00          $10,592,580     $12,528,296     $10,515,683
          5/00          $10,365,899     $12,271,466     $10,243,327
          6/00          $10,616,753     $12,573,344     $10,605,941
          7/00          $10,592,335     $12,377,200     $10,439,428
          8/00          $11,371,931     $13,145,824     $11,217,165
          9/00          $10,876,114     $12,451,725     $10,755,018
         10/00          $10,876,114     $12,399,427     $10,580,786
         11/00           $9,901,615     $11,422,353      $9,644,387
         12/00          $10,031,326     $11,478,322      $9,931,790
          1/01          $10,516,842     $11,885,802     $10,214,846
          2/01           $9,424,142     $10,803,006      $9,352,713
          3/01           $8,739,007     $10,119,176      $8,743,851
          4/01           $9,536,878     $10,904,424      $9,431,118
          5/01           $9,640,830     $10,977,483      $9,486,761
          6/01           $9,449,942     $10,710,730      $9,317,897
          7/01           $9,380,957     $10,605,765      $9,121,289
          8/01           $8,773,071      $9,942,905      $8,622,355
          9/01           $7,965,949      $9,140,513      $7,768,742
         10/01           $8,191,385      $9,315,096      $7,997,920
         11/01           $8,954,822     $10,029,564      $8,567,371
         12/01           $9,101,509     $10,117,824      $8,749,000

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 5.75%.

**Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

***Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

The Fund commenced operations on 6/27/85.

Returns for Institutional Shares include performance of its predecessor account, J.P. Morgan Institutional U.S. Equity Fund, for the period dating back to 9/17/93. Prior to 9/17/93 the Institutional Shares performance is based on the historical expenses of the J.P.Morgan U.S. Equity Fund, which are higher than the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of Select Shares) include performance of its predecessor account, J.P.Morgan U.S. Equity Fund.

Returns for the Class A Shares prior to 9/10/01 (offering date of Class A Shares) include performance from the commencement date of 9/15/00 of its predecessor account J.P.Morgan U.S. Equity Fund-Advisor Series. Prior to 9/15/00 Class A Shares performance is based on the historical expenses of J.P.Morgan U.S. Equity Fund, which are lower than the Class A Shares.

Returns for Class B and C Shares prior to 9/10/01 (offering date of Class B and C Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses for Class B and C Shares.

The mountain chart illustrates comparative performance for $3,000,000 invested in Institutional Shares of JPMorgan U.S. Equity Fund, the S&P 500 Index and the Lipper Multi-Cap Core Funds Index from December 31, 1991 to December 31, 2001. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Multi-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

                                  (UNAUDITED)

                          JPMorgan SMARTINDEX(TM) FUND
                            AS OF DECEMBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan SmartIndex(TM) Fund, which seeks to provide a consistently high total return from a broadly diversified portfolio of about 250 equity securities, while maintaining risk characteristics similar to those of the S&P 500 Index, fell 11.95% and 8.44% (Institutional Shares) during one-year and seven-month periods ended December 31, 2001, respectively. This compares to a loss of 11.88% and fall of 8.58% from the S&P 500 Index, the Fund's banchmark, during the one-year and seven-month periods, respectively.

HOW THE FUND WAS MANAGED

The equity markets in 2001 were plagued by weakening macroeconomic data, continued shortfalls in corporate earnings, a rapidly deteriorating technology sector, reduced consumer and capital spending, and increasingly large and more frequent corporate layoffs.

In several attempts to turn the tide, the Federal Reserve Board lowered interest rates a record 11 times during the year to 1.75%, approaching levels not seen in 40 years. Congress did its part as well, passing a significant tax cut that many hoped would flow through consumers and reinvigorate the economy. Then, on September 11th, the World Trade Center and the Pentagon were attacked by terrorists. Ten days later, on September 21st, the S&P 500 and the Nasdaq closed at 965.80 and 1423.19, respectively, their lowest levels since August 1998.

Coming into September 11th, it was our belief that the economy was nearing a bottom. As such, the stocks that we favored were those that were well positioned for an economic recovery. The attacks not only pushed out the recovery horizon, but also made the prospects of a recession a near certainty (in November, the National Bureau of Economic Research stated that the U.S. economy had actually been in recession since March) As a consequence, investors focused on stocks with near-term earnings certainty when the market re-opened on September 17th, an environment that proved difficult for our stock picking approach which focuses on companies' longer-term earnings prospects. As such, the Fund was less than ideally positioned in this new (if temporary) environment and underperformed the S&P 500 in September.

Against the possibility of additional, major market turmoil, our investment philosophy of identifying relative value within sectors remained unchanged in the months that followed. Given the reality of a more difficult, higher risk economic environment, an increased emphasis on strong balance sheets and high quality management was, however, warranted. As in past crises, we looked for opportunities to buy solid companies at depressed prices, while avoiding those that looked cheap but also looked to be vulnerable to a weak economy. This is an approach that worked well as all major indices rebounded strongly in the fourth quarter from their September lows.

Stock selection added value in 12 out of 19 sectors, with stock picking in the utilities, energy and health services & systems sectors contributing most significantly to performance. On the other hand, security selection in the software & services, telecommunications and consumer cyclical sectors detracted most from performance.

LOOKING AHEAD

Economic data ended the year on a high note as the economy continues to show signs of stabilization. Initial claims, consumer confidence, and industrial surveys have improved significantly from their fall levels and point to eventual recovery in 2002. However, statistics of actual economic activity continue to reveal a fragile economy as payrolls, consumption, and industrial production remain at recessionary levels. Continued support from monetary policy over the coming months, in addition to investor confidence, will be crucial in enabling the economy to begin a self-sustaining recovery. In this environment, the Fund's sector-neutral stock picking strategy, which is based on identifying relative value in a company's long-term fundamentals and earnings prospects, should continue to perform well.

                                  (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Finance                                14.3%
Pharmaceuticals                        11.4%
Industrial Cyclical                     9.3%
Telecommunications                      6.9%
Energy                                  6.8%
Retail                                  6.5%
Consumer Cyclical                       6.3%
Software & Services                     5.7%
Consumer Services                       4.5%
Insurance                               4.5%
Consumer Staples                        4.4%
Semiconductors                          4.1%
Systems Hardware                        4.0%
Utilities                               2.6%
Basic Materials                         2.5%
Health Services & Systems               2.3%
Other                                   3.9%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. GENERAL ELECTRIC CO. (3.7%)

2. MICROSOFT CORP. (3.5%)

3. CITIGROUP, INC. (2.9%)

4. EXXON MOBIL CORP. (2.7%)

5. PFIZER, INC. (2.2%)

6. WAL-MART STORES, INC. (2.2%)

7. INTERNATIONAL BUSINESS MACHINES CORP. (2.2%)

8. INTEL CORP. (2.1%)

9. AMERICAN INTERNATIONAL GROUP, INC. (1.7%)

10. JOHNSON & JOHNSON (1.7%)

TOP 10 EQUITY HOLDINGS COMPRISED 24.9% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($480,144, IN THOUSANDS). AS OF DECEMBER 31, 2001 THE FUND HELD 317 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                       SINCE INCEPTION
                             1 YEAR          3 YEAR       (12/31/98)
                            -------          ------    ---------------
Institutional Shares        -11.95%          -2.14%         -2.20%

                                  (UNAUDITED)

LIFE OF FUND PERFORMANCE (12/31/98 TO 12/31/01)

[CHART]

                          JPMORGAN                             LIPPER
                       SMARTINDEX(TM) FUND    S&P 500      LARGE-CAP CORE
                   (INSTITUTIONAL SHARES)      INDEX        FUNDS INDEX
         12/98            $3,000,000        $3,000,000       $3,000,000
         12/98            $2,994,000        $3,172,800       $3,199,200
         01/99            $3,117,952        $3,305,423       $3,311,172
         02/99            $3,015,995        $3,202,624       $3,208,857
         03/99            $3,127,888        $3,330,729       $3,337,853
         04/99            $3,284,282        $3,459,629       $3,427,307
         05/99            $3,218,268        $3,377,981       $3,336,484
         06/99            $3,382,722        $3,565,459       $3,522,659
         07/99            $3,278,196        $3,454,217       $3,419,446
         08/99            $3,264,099        $3,436,946       $3,384,567
         09/99            $3,169,767        $3,342,774       $3,292,845
         10/99            $3,348,542        $3,554,371       $3,494,697
         11/99            $3,416,852        $3,626,525       $3,580,317
         12/99            $3,580,861        $3,839,765       $3,818,408
         01/00            $3,411,128        $3,647,008       $3,664,144
         02/00            $3,326,191        $3,578,080       $3,663,045
         03/00            $3,657,147        $3,928,016       $3,981,364
         04/00            $3,537,924        $3,809,783       $3,851,173
         05/00            $3,450,891        $3,731,682       $3,752,968
         06/00            $3,537,854        $3,823,482       $3,890,327
         07/00            $3,481,248        $3,763,835       $3,829,638
         08/00            $3,693,952        $3,997,570       $4,093,883
         09/00            $3,466,774        $3,786,498       $3,876,088
         10/00            $3,444,587        $3,770,595       $3,831,126
         11/00            $3,160,753        $3,473,472       $3,493,986
         12/00            $3,186,355        $3,490,492       $3,536,613
         01/01            $3,308,711        $3,614,404       $3,636,699
         02/01            $2,998,685        $3,285,132       $3,298,123
         03/01            $2,811,267        $3,077,183       $3,095,618
         04/01            $3,035,606        $3,315,973       $3,330,885
         05/01            $3,064,141        $3,338,190       $3,349,538
         06/01            $2,990,601        $3,257,072       $3,260,440
         07/01            $2,963,985        $3,225,152       $3,213,164
         08/01            $2,778,143        $3,023,580       $3,023,908
         09/01            $2,535,611        $2,779,577       $2,794,394
         10/01            $2,582,774        $2,832,667       $2,860,341
         11/01            $2,783,455        $3,049,933       $3,047,694
         12/01            $2,806,054        $3,076,772       $3,082,133

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 12/31/98.

Returns for Institutional Shares include performance of its predecessor, J.P. Morgan SmartIndex(TM) Fund, for the period dating back to 12/31/98.

The mountain chart illustrates comparative performance for $3,000,000 invested in Institutional Shares of JPMorgan SmartIndex(TM) Fund, the S&P 500 Index and the Lipper Large-Cap Core Funds Index from December 31, 1998 to December 31, 2001. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the Index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Large-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

                                  (UNAUDITED)

                           JPMorgan MID CAP GROWTH FUND
                             AS OF DECEMBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Mid Cap Growth Fund, which invests in U.S. mid-cap growth stocks, rose 18.50% and fell 28.30% (A shares, no sales charge) during the three-month and one-year periods ended December 31, 2001, respectively. This compares with a rise of 10.29% and a loss of 11.88% for the S&P 500 Index during the three-month and one-year periods, respectively.

HOW THE FUND WAS MANAGED

For the first 11 months of 2001, the Fund's mandate was to invest primarily in stocks of companies that had recently offered shares to the public via initial public offerings ("IPO's") as well as other emerging company stocks. Related to this mandate, a large portion of the portfolio was invested in technology stocks not only because much of the IPO activity of recent years had occurred in that sector, but also because the technology sector was thought to offer the most exciting earnings growth potential. The Fund's strategy, however, suffered in 2001 as capital spending in the U.S. slowed dramatically and many technology businesses in dire need of additional funds were unable to obtain financing from the capital markets.

Effective November 30, 2001, the Fund's mandate was broadened to achieve greater diversification across economic sectors and lessen volatility. The Fund now pursues capital appreciation through a broad portfolio of investments in midcap growth stocks. To reflect this new focus, the Fund's name was changed from the H&Q IPO & Emerging Company Fund to the JPMorgan Mid Cap Growth Fund. At the same time, management of the portfolio was transferred to an experienced team of mid and small cap growth fund managers at JPMorgan Fleming Asset Management.

Reflecting the new investment style, the Fund's benchmark has been changed to the Russell Mid Cap Growth Index. In December, the new investment team rebalanced the Fund's holdings significantly in accordance with the new investment mandate. The investment team's philosophy entails making long-term investments in growth companies with leading competitive positions run by highly motivated and talented management that can sustain growth over a period of many years.

LOOKING AHEAD

The shift in the U.S. economy from high growth to recession now seems complete. It is our expectation that the economy will return to growth in 2002 and that corporate earnings will recover in the second half of the year. Additionally, a return of investor confidence is key to building and maintaining a strong market. Growth stocks in particular, which are the focus of the Fund, stand to benefit in the coming year as their greater economic sensitivity and profit leverage becomes a significant advantage in a growing economy.

                                  (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Pharmaceuticals                      14.4%
Software & Services                  13.6%
Finance                              13.6%
Health Services & Systems            12.6%
Retail                                9.3%
Semiconductors                        8.7%
Consumer Services                     7.4%
Energy                                6.0%
Telecommunications                    5.4%
Consumer Cyclical                     5.1%
Other                                 3.9%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. ALLEGIANCE TELECOM, INC. (1.6%)

2. ST. JUDE MEDICAL, INC. (1.6%)

3. AMERISOURCEBERGEN CORP. (1.6%)

4. AMERICREDIT CORP. (1.5%)

5. TJX COMPANIES, INC. (1.5%)

6. IDEC PHARMACEUTICALS CORP. (1.5%)

7. MEDIMMUNE, INC. (1.5%)

8. TECH DATA CORP. (1.4%)

9. NETWORK APPLIANCE, INC. (1.4%)

10. MEDIACOM COMMUNICATIONS CORP. (1.4%)

TOP 10 EQUITY HOLDINGS COMPRISED 15.0% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($105,553, IN THOUSANDS). AS OF DECEMBER 31, 2001 THE FUND HELD 103 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                    SINCE INCEPTION
                                          1 YEAR       (10/29/99)
                                         -------    ---------------
Class A Shares
  Without sales charge                   -28.30%        -26.13%
  With sales charge*                     -32.42%        -28.12%
                                         -------        -------
Class B Shares
  Without CDSC                           -28.69%        -26.62%
  With CDSC**                            -32.18%        -27.62%

                                  (UNAUDITED)

LIFE OF FUND PERFORMANCE (10/29/99 TO 12/31/01)

[CHART]

                      JPMORGAN MID CAP               RUSSELL MID
                        GROWTH FUND      S&P 500      CAP GROWTH
                      (CLASS A SHARES)    INDEX         INDEX
          10/99             $9,425       $10,000       $10,000
          10/99             $9,434       $10,633       $10,773
          11/99            $11,669       $10,849       $11,889
          12/99            $13,367       $11,487       $13,947
          01/00            $13,631       $10,910       $13,945
          02/00            $18,344       $10,704       $16,876
          03/00            $15,206       $11,751       $16,894
          04/00            $11,284       $11,397       $15,254
          05/00             $9,502       $11,163       $14,142
          06/00            $12,594       $11,438       $15,642
          07/00            $11,746       $11,260       $14,652
          08/00            $12,952       $11,959       $16,862
          09/00            $11,793       $11,327       $16,037
          10/00             $9,493       $11,280       $14,940
          11/00             $6,430       $10,391       $11,693
          12/00             $6,802       $10,442       $12,309
          01/01             $7,103       $10,813       $13,012
          02/01             $5,609        $9,828       $10,761
          03/01             $5,098        $9,205        $9,221
          04/01             $5,667        $9,920       $10,758
          05/01             $5,782        $9,986       $10,708
          06/01             $5,522        $9,744       $10,713
          07/01             $5,117        $9,648        $9,991
          08/01             $4,771        $9,045        $9,267
          09/01             $4,115        $8,315        $7,735
          10/01             $4,385        $8,474        $8,548
          11/01             $4,693        $9,124        $9,469
          12/01             $4,877        $9,204        $9,829

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the year one period, and 3% for the period since inception.

The Fund's inception was 10/29/99.

The mountain chart illustrates comparative performance of $10,000 (invested in Class A Shares of JPMorgan Mid Cap Growth Fund), assumes reinvestment of all distributions and includes a 5.75% sales charge. The performance of the indices reflects an initial invest ment at the end of the month preceding the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. Investors cannot invest directly in an index. The Russell Mid Cap Growth Index measures the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

                                  (UNAUDITED)

                            JPMorgan MID CAP VALUE FUND
                              AS OF DECEMBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Mid Cap Value Fund, which invests in U.S. mid cap value stocks, rose 9.91% and 11.30% (Institutional Shares) during the one-year and three-month periods ended December 31, 2001, respectively. This compares with a return of 17.98% and a fall of 0.62% for the S&P Mid Cap 400/Barra Value Index during the one-year and three-month periods, respectively.

HOW THE FUND WAS MANAGED

Mid cap value stocks provided a haven from the equity bear market for the second consecutive year in 2001. While large cap share prices continued to fall, mid cap prices actually rose. In part, their resilience was due to the fact that they were not trading on such stretched valuations as large caps. They therefore did not disappoint the equity market so much when the mild recession caused earnings to falter.

The market environment was suited to the investment style of this Fund. Rather than simply valuing companies according to earnings per share, the manager examines a variety of factors including balance sheet strength and especially cash flow. In a period of falling interest rates and declining earnings, companies with strong and stable cash flows were priced at a premium.

In terms of sectors, the Fund tended to outperform in the sectors where its manager found the most appealing stock ideas. Most notably, this occurred in the consumer cyclical and financial sectors.

In consumer cyclicals, a number of stocks performed exceptionally well. Among them were the housing related stocks Mohawk Industries, which sells carpets, and manufactured housing company Clayton Homes. Retailers also did pretty well as they were trading on relatively low valuations and their earnings held up well.

The Fund's financial investments included holdings that benefited from highly defensive cash flows as interest rates fell. These included the three Real Estate Investment Trusts (REITs): Manufactured Home Communities, Public Storage and Security Capital Group. Following the terrorist attacks of September 11th, the Fund also made timely investments in Stillwell Financial, which owns mutual fund company Janus, Legg Mason, and regional banking company TCF Financial.

LOOKING AHEAD

While 10-year Treasury bond yields of about 5% underpin the high valuations of U.S. equities, there is little room for earnings disappointments. Following the Federal Reserve Board's decisive series of interest rate cuts in 2001, economic growth should slowly revive in 2002. However, corporate earnings are unlikely to regain the heights of 2000. Therefore good stock selection will be essential in the coming year in addition to higher investor confidence.

                                  (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Finance                                      21.0%
Cash Equivalents & Short Term Paper          14.9%
Consumer Cyclical                            10.2%
Utilities                                     8.1%
Consumer Services                             8.1%
Industrial Cyclical                           6.6%
Insurance                                     6.5%
Energy                                        6.3%
Real Estate Investment Trust                  4.8%
Health Services & Systems                     4.3%
Basic Materials                               3.4%
Consumer Staples                              2.9%
Other                                         2.9%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. WASHINGTON POST CO. (3.7%)

2. PUBLIC STORAGE, INC. (3.1%)

3. E.W. SCRIPPS CO. (2.7%)

4. DEVON ENERGY CORP. (2.6%)

5. MOHAWK INDUSTRIES, INC. (2.6%)

6. TRIGON HEALTHCARE, INC. (2.3%)

7. SECURITY CAPITAL GROUP, INC. (2.3%)

8. ENERGY EAST CORP. (2.3%)

9. GANNETT CO., INC. (2.2%)

10. NSTAR (2.1%)

TOP 10 EQUITY HOLDINGS COMPRISED 25.9% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($15,871, IN THOUSANDS). AS OF DECEMBER 31, 2001 THE FUND HELD 74 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.


AVERAGE ANNUAL TOTAL RETURNS

                                                      SINCE INCEPTION
                         1 YEAR         3 YEARS          (11/13/97)
                         ------         -------       ---------------
Class A Shares
  Without sales charge    9.49%          19.04%            19.93%
  With sales charge*      3.21%          16.70%            18.23%
                          -----          ------            ------
Class B Shares
  Without CDSC            8.99%          18.85%            19.80%
  With CDSC**             3.99%          18.14%            19.52%
                          -----          ------            ------
Class C Shares
  Without CDSC            9.18%          18.92%            19.85%
  With CDSC***            8.18%          18.92%            19.85%
                          -----          ------            ------
Institutional Shares      9.91%          19.19%            20.04%
                          -----          ------            ------
Select Shares             9.87%          19.17%            20.04%

                                  (UNAUDITED)

LIFE OF FUND PERFORMANCE (11/13/97 TO 12/31/01)

[CHART]

                              JPMORGAN           S&P MID          RUSSELL
                         MID CAP VALUE FUND   CAP 400/BARRA    MID CAP VALUE
                       (INSTITUTIONAL SHARES)   VALUE INDEX        INDEX
         11/97                $3,000,000       $3,000,000        $3,000,000
         11/97                $3,060,000       $3,075,000        $3,101,100
         12/97                $3,146,904       $3,259,500        $3,219,872
          1/98                $3,170,820       $3,184,857        $3,157,407
          2/98                $3,321,117       $3,420,537        $3,368,321
          3/98                $3,579,832       $3,580,618        $3,541,790
          4/98                $3,597,732       $3,603,534        $3,521,956
          5/98                $3,555,638       $3,457,951        $3,439,542
          6/98                $3,591,906       $3,432,362        $3,450,549
          7/98                $3,408,359       $3,283,055        $3,275,606
          8/98                $3,050,482       $2,745,290        $2,815,056
          9/98                $3,194,769       $2,958,874        $2,979,455
         10/98                $3,423,515       $3,192,329        $3,172,524
         11/98                $3,637,142       $3,266,710        $3,283,879
         12/98                $3,768,807       $3,412,406        $3,383,709
          1/99                $3,699,084       $3,233,937        $3,304,869
          2/99                $3,683,917       $3,079,678        $3,232,162
          3/99                $3,701,969       $3,137,576        $3,278,381
          4/99                $4,002,198       $3,441,293        $3,588,844
          5/99                $4,226,722       $3,497,386        $3,603,917
          6/99                $4,366,203       $3,606,155        $3,645,002
          7/99                $4,461,387       $3,558,193        $3,553,877
          8/99                $4,243,225       $3,423,338        $3,430,913
          9/99                $4,166,423       $3,254,909        $3,257,309
         10/99                $4,316,830       $3,320,333        $3,353,399
         11/99                $4,299,131       $3,387,072        $3,292,032
         12/99                $4,291,393       $3,492,071        $3,380,258
          1/00                $4,204,707       $3,341,214        $3,178,119
          2/00                $3,944,015       $3,218,591        $3,045,274
          3/00                $4,540,350       $3,711,036        $3,414,361
          4/00                $4,500,849       $3,677,265        $3,428,018
          5/00                $4,737,594       $3,783,538        $3,486,980
          6/00                $4,698,272       $3,612,522        $3,356,916
          7/00                $4,844,388       $3,755,578        $3,435,468
          8/00                $5,010,066       $4,024,102        $3,646,062
          9/00                $5,156,360       $4,083,659        $3,681,064
         10/00                $5,377,568       $4,044,864        $3,751,004
         11/00                $5,389,398       $4,050,122        $3,702,241
         12/00                $5,805,999       $4,464,045        $4,028,779
          1/01                $5,878,574       $4,663,141        $4,014,275
          2/01                $5,925,602       $4,508,791        $3,997,415
          3/01                $5,755,538       $4,310,404        $3,886,687
          4/01                $6,049,070       $4,700,496        $4,100,455
          5/01                $6,214,815       $4,793,566        $4,216,908
          6/01                $6,299,958       $4,801,235        $4,160,823
          7/01                $6,385,007       $4,801,715        $4,144,179
          8/01                $6,231,767       $4,704,241        $4,068,341
          9/01                $5,733,849       $4,176,425        $3,680,221
         10/01                $5,737,862       $4,241,995        $3,699,726
         11/01                $6,061,478       $4,499,908        $3,958,707
         12/01                $6,381,481       $4,783,402        $4,122,994

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Sales charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, and 3% for the three year period and period since inception.

*** Assumes 1% CDSC for the one year period, and 0% CDSC thereafter.

The fund commenced operations on 11/13/97.

Class A, Class B and Class C Shares were introduced on 4/30/01. Investors should note that the information presented for Class A, Class B and Class C Shares prior to their introduction is based on the historical expenses of the Institutional Shares, which are lower than the actual expenses of the Class A, B and C Shares. Select Shares were introduced on 10/31/01. Investors should note that the information presented for Select Shares prior to 10/31/01 is based on the historical expenses of the Institutional Shares, which are lower than the actual expenses of the Select Shares.

The mountain chart illustrates the comparative performance of $3,000,000 invested in Institutional Shares of the Fund, the S&P Mid Cap 400/Barra Value Index and the Russell MidCap Value Index from November 13, 1997 to December 31, 2001. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the Fund assumed the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Institutional Shares carry a $3,000,000 minimum initial investment and carry no sales charge.

The S&P Mid Cap 400/Barra Value Index is an unmanaged, capitalization weighted, price only index of 400 stocks that measure the performance of the mid-sized company segment of the U.S. market. The S&P Mid Cap 400/Barra Value Index is a subset of the Mid Cap 400 Index, which contains companies with lower price-to-book ratios. The Mid Cap Value Index is an unmanaged, capitalization weighted, price only index that measures the performance of those companies included in the Russell Midcap Index that have lower price-to-book ratios and lower forecasted growth rates. Investors cannot invest directly in an index.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

                                  (UNAUDITED)

                    JPMorgan CAPITAL GROWTH FUND
                      AS OF DECEMBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Capital Growth Fund, which seeks capital growth from investing in mid cap stocks, had a loss of 4.52% and a gain of 13.37% (A shares, no sales charge) during the one-year and two-month periods ended December 31, 2001, respectively. This compares with a fall of 0.6% and a gain of 12.98% for the S&P MidCap 400 Index, during the one-year and two-month periods, respectively.

HOW THE FUND WAS MANAGED

Mid caps provided a relatively safe haven for the second year in a row. At a time when large caps have fallen for two years in a row, mid caps have proved particularly resilient. In 2001, they benefited from being far less vulnerable to earnings disappointments because they were not trading on such high valuations. Within this context, the Fund underperformed its benchmark S&P MidCap 400 Index, but beat the selection of its peer group represented by the Lipper Mid-Cap Core Index, which declined by 4.9% during the reporting period.

Relative to the S&P MidCap 400 Index, the greatest negative performance came from the technology sector. Here a number of holdings reported disappointing earnings as demand throughout the technology sector dwindled. Among the worst hit stocks was Acxiom Corp, which designs customer data integration software. Although technically classified as an industrial company, Sensormatic Electronics was another technology company that disappointed. However, these losses were offset by strong performance from two technology services stocks. The stock prices of both Affiliated Computer and Concord EFS rose, as both companies made solid operational progress. Affiliated Computer is a business process outsourcing company, while Concord EFS has a large share of the U.S. debit processing market.

Energy was an area of relative outperformance. The Fund's holdings rose with buoyant energy prices in the first half of the year. Then, having sold some of the more expensive names, the Fund avoided the full impact of falling prices later in the year. Additionally, takeover announcements boosted the prices of Triton Energy and Tosco.

Stock picking in the healthcare sector also boosted performance. Among the Fund's holdings were AmerisourceBergen, Cytyc, Biovail, Dentsply and Genzyme General. Positive contributions from these names were partially offset, however, by share price weakness at Watson Pharmaceutical following earnings disappointments.

LOOKING AHEAD

While the U.S. economy appears likely to rebound next year, we do not expect a strong recovery in corporate earnings. Instead, the earnings recovery will be modest and there will be substantial variations between areas of strong earnings growth and areas of weakness. Given this scenario, some stock prices have already risen too far, while others offer considerable long-term value. Additionally, investor confidence will be key in building and sustaining a strong market.

                                  (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Finance                                     21.2%
Industrial Cyclical                         10.2%
Health Services & Systems                   10.1%
Energy                                       6.9%
Pharmaceuticals                              6.7%
Consumer Services                            6.4%
Insurance                                    6.1%
Basic Materials                              5.2%
Cash Equivalents & Short Term Paper          4.8%
Software & Services                          4.6%
Consumer Cyclical                            3.9%
Utilities                                    3.5%
Semiconductors                               3.0%
Retail                                       2.7%
Consumer Staples                             2.1%
Other                                        2.6%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. CONCORD EFS, INC. (3.6%)

2. AFFILIATED COMPUTER SERVICES, INC. (3.5%)

3. ACE LTD (BERMUDA) (2.7%)

4. DENTSPLY INTERNATIONAL, INC. (2.4%)

5. RADIAN GROUP, INC. (2.2%)

6. PEPSI BOTTLING GROUP, INC. (2.1%)

7. MICROCHIP TECHNOLOGY, INC. (1.9%)

8. AMERICAN STANDARD COMPANIES, INC. (1.9%)

9. HARRAH'S ENTERTAINMENT, INC. (1.9%)

10. HEALTH MANAGEMENT ASSOCIATES, INC. (1.9%)

TOP 10 EQUITY HOLDINGS COMPRISED 24.1% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($675,598, IN THOUSANDS). AS OF DECEMBER 31, 2001 THE FUND HELD 77 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                         ------    -------    -------    --------
Class A Shares
  Without sales charge   -4.52%      7.12%      9.86%      12.53%
  With sales charge*    -10.01%      5.03%      8.57%      11.86%
                        -------      -----     ------      ------
Class B Shares
  Without CDSC           -4.97%      6.59%      9.31%      12.09%
  With CDSC**            -9.72%      5.76%      9.04%      12.09%
                        -------      -----     ------      ------
Class C Shares
  Without CDSC           -5.00%      6.61%      9.15%      11.99%
  With CDSC***           -5.95%      6.61%      9.15%      11.99%
                        -------      -----     ------      ------
Select Shares            -3.76%      7.69%     10.38%      12.83%

                                  (UNAUDITED)

10-YEAR PERFORMANCE (12/31/91 TO 12/31/01)

[CHART]

                        JPMorgan       S&P Mid       Lipper          Russell Mid
                   Capital Growth Fund Cap 400    Mid Cap Core       Cap Growth
                    (Class A Shares)    Index      Funds Index          Index
     12/91                $9,425       $10,000        $10,000          $10,000
      1/92                $9,777       $10,177        $10,449          $10,089
      2/92               $10,210       $10,339        $10,602          $10,111
      3/92                $9,706        $9,949        $10,111           $9,695
      4/92                $9,406        $9,831         $9,596           $9,510
      5/92                $9,461        $9,924         $9,578           $9,528
      6/92                $9,093        $9,640         $9,134           $9,245
      7/92                $9,488       $10,119         $9,433           $9,657
      8/92                $9,203        $9,877         $9,243           $9,531
      9/92                $9,457       $10,015         $9,345           $9,739
     10/92                $9,809       $10,255         $9,756          $10,033
     11/92               $10,317       $10,828        $10,595          $10,667
     12/92               $10,648       $11,191        $10,980          $10,871
      1/93               $11,078       $11,331        $11,271          $10,999
      2/93               $10,940       $11,173        $10,828          $10,661
      3/93               $11,425       $11,558        $11,171          $10,969
      4/93               $11,106       $11,256        $10,796          $10,519
      5/93               $11,540       $11,769        $11,353          $11,015
      6/93               $11,623       $11,828        $11,465          $10,970
      7/93               $11,786       $11,805        $11,544          $10,935
      8/93               $12,438       $12,292        $12,086          $11,571
      9/93               $12,711       $12,422        $12,522          $11,709
     10/93               $12,660       $12,463        $12,765          $11,898
     11/93               $12,364       $12,187        $12,320          $11,621
     12/93               $12,796       $12,753        $12,880          $12,088
      1/94               $13,107       $13,049        $13,236          $12,399
      2/94               $13,096       $12,864        $13,142          $12,292
      3/94               $12,623       $12,268        $12,456          $11,713
      4/94               $12,720       $12,360        $12,518          $11,684
      5/94               $12,595       $12,243        $12,355          $11,701
      6/94               $12,245       $11,821        $11,859          $11,198
      7/94               $12,516       $12,221        $12,131          $11,508
      8/94               $13,098       $12,861        $12,829          $12,194
      9/94               $13,038       $12,621        $12,844          $11,993
     10/94               $12,993       $12,759        $12,988          $12,200
     11/94               $12,407       $12,184        $12,509          $11,662
     12/94               $12,629       $12,296        $12,793          $11,826
      1/95               $12,542       $12,424        $12,625          $11,968
      2/95               $13,093       $13,075        $13,114          $12,605
      3/95               $13,518       $13,302        $13,385          $13,105
      4/95               $13,639       $13,569        $13,377          $13,215
      5/95               $13,916       $13,897        $13,569          $13,541
      6/95               $14,252       $14,463        $14,404          $14,157
      7/95               $15,079       $15,217        $15,322          $15,048
      8/95               $15,145       $15,498        $15,527          $15,212
      9/95               $15,295       $15,874        $15,901          $15,551
     10/95               $14,797       $15,466        $15,389          $15,158
     11/95               $15,241       $16,141        $15,857          $15,835
     12/95               $15,437       $16,101        $16,038          $15,844
      1/96               $15,615       $16,335        $16,213          $16,124
      2/96               $16,028       $16,890        $16,852          $16,734
      3/96               $16,386       $17,092        $17,045          $16,866
      4/96               $16,933       $17,614        $17,985          $17,680
      5/96               $17,257       $17,852        $18,445          $18,041
      6/96               $16,725       $17,584        $17,805          $17,496
      7/96               $15,822       $16,395        $16,466          $16,138
      8/96               $16,778       $17,340        $17,355          $17,010
      9/96               $17,789       $18,096        $18,265          $18,091
     10/96               $17,974       $18,149        $18,073          $17,879
     11/96               $19,011       $19,171        $18,864          $18,932
     12/96               $19,173       $19,192        $18,910          $18,613
      1/97               $19,817       $19,913        $19,509          $19,437
      2/97               $19,338       $19,749        $18,975          $19,009
      3/97               $18,498       $18,907        $18,077          $17,935
      4/97               $18,824       $19,398        $18,195          $18,374
      5/97               $20,191       $21,094        $20,072          $20,020
      6/97               $20,980       $21,686        $20,799          $20,574
      7/97               $22,409       $23,833        $22,259          $22,544
      8/97               $22,371       $23,805        $22,317          $22,324
      9/97               $23,377       $25,173        $23,830          $23,453
     10/97               $22,730       $24,078        $22,872          $22,279
     11/97               $23,187       $24,434        $22,842          $22,513
     12/97               $23,653       $25,383        $23,112          $22,809
      1/98               $23,463       $24,899        $22,705          $22,398
      2/98               $25,509       $26,962        $24,640          $24,504
      3/98               $26,813       $28,178        $25,839          $25,531
      4/98               $27,127       $28,693        $26,137          $25,878
      5/98               $25,906       $27,402        $24,791          $24,814
      6/98               $26,427       $27,575        $25,073          $25,516
      7/98               $25,037       $26,506        $23,647          $24,422
      8/98               $20,235       $21,572        $18,827          $19,761
      9/98               $21,254       $23,586        $20,469          $21,256
     10/98               $22,366       $25,693        $21,634          $22,821
     11/98               $23,028       $26,975        $22,720          $24,360
     12/98               $24,962       $30,235        $24,905          $26,883
      1/99               $24,593       $29,058        $24,788          $27,689
      2/99               $23,413       $27,536        $23,041          $26,335
      3/99               $23,616       $28,306        $23,711          $27,802
      4/99               $24,941       $30,538        $25,072          $29,068
      5/99               $24,946       $30,670        $25,371          $28,695
      6/99               $25,991       $32,313        $26,753          $30,698
      7/99               $25,609       $31,626        $26,232          $29,720
      8/99               $24,838       $30,542        $25,508          $29,412
      9/99               $24,677       $29,598        $25,031          $29,161
     10/99               $25,565       $31,108        $26,272          $31,416
     11/99               $26,447       $32,741        $28,245          $34,669
     12/99               $28,148       $34,686        $31,931          $40,673
      1/00               $26,819       $33,708        $31,593          $40,664
      2/00               $28,606       $36,067        $36,844          $49,213
      3/00               $30,714       $39,086        $36,560          $49,264
      4/00               $30,459       $37,722        $34,074          $44,482
      5/00               $29,155       $37,250        $32,673          $41,240
      6/00               $29,913       $37,828        $35,333          $45,616
      7/00               $29,779       $38,425        $34,319          $42,727
      8/00               $33,114       $42,718        $37,668          $49,171
      9/00               $32,422       $42,427        $36,666          $46,767
     10/00               $32,159       $40,989        $35,365          $43,566
     11/00               $29,548       $37,894        $31,453          $34,099
     12/00               $32,133       $40,793        $33,926          $35,894
      1/01               $32,332       $41,703        $34,926          $37,945
      2/01               $30,696       $39,322        $32,185          $31,381
      3/01               $28,431       $36,400        $30,038          $26,890
      4/01               $30,725       $40,415        $32,943          $31,372
      5/01               $31,300       $41,357        $33,723          $31,225
      6/01               $31,040       $41,191        $33,811          $31,242
      7/01               $30,519       $40,577        $32,746          $29,135
      8/01               $29,539       $39,251        $31,335          $27,023
      9/01               $26,189       $34,368        $27,330          $22,557
     10/01               $27,061       $35,887        $28,697          $24,928
     11/01               $28,812       $38,557        $30,866          $27,612
     12/01               $30,682       $40,546        $32,258          $28,661

Source: Lipper Analytical Services Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Sales Charge for Class A Shares is 5.75%.

**Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

***Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

The Fund commenced operations on 9/23/87.

Class B, C and Select (formerly Class I) Shares were introduced on 11/4/93, 1/2/98 and 1/25/96, respectively. Performance is based on historical expenses of the predecessor Class A Shares, which are lower than the expenses for Class B and C Shares and higher than Select Shares.

The mountain chart illustrates comparative performance of $10,000 invested in Class A Shares of the JPMorgan Capital Growth Fund, assumes reinvestment of all distributions and includes a 5.75% sales charge. Performance of the indices does not include sales charges, but includes reinvestment of all distributions and capital gains of securities included in the benchmark. The S&P MidCap 400 Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Mid-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

                                  (UNAUDITED)

                          JPMorgan SMALL CAP EQUITY FUND
                              AS OF DECEMBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Small Cap Equity Fund, which seeks capital appreciation from investing in U.S. small cap equities, had a loss of 6.23% and a gain of 9.62% (A shares, no sales charge) during the one-year and two-month periods ended to December 31, 2001, respectively. This compares with a rise of 6.5% and a gain of 14.56% for the S&P SmallCap 600 Index, during the one-year and two-month periods, respectively.

HOW THE FUND WAS MANAGED

Small cap stocks resisted the fall in equity markets. While the S&P 500 Index dropped by 11.9% in the 12 months, the S&P SmallCap 600 Index actually rose. The chief reason for this outperformance was the relatively low valuations of small caps compared with the extremely high prices of many large U.S. stocks. This meant that there was far more room for earnings disappointment among large caps.

Against this scenario, the Fund underperformed its S&P SmallCap 600 benchmark. Much of the underperformance occurred in January, when the Fed began its aggressive series of rate cuts, causing relatively strong returns from cyclical and other interest rate sensitive stocks. This Fund's leaning towards quality and well-managed businesses tended to mean it did not own these names.

In terms of sectors, the Fund's greatest underperformance occurred in consumer cyclicals and retail. In each case the Fund was underweight by comparison with the S&P SmallCap 600 Index. However, some of the Fund's holdings in these sectors performed well. Among the best performing consumer cyclicals holdings were: Copart Inc., the auto salvage company; Mohawk Industries, which sells carpets; and homebuilder D.R. Horton. Leading retail holdings included Chico's Fashions and Performance Food Group.

In financials, the Fund suffered from being underweight in retail banks and savings and loans institutions that rose in the wake of rate cuts. It did, however, own Brown & Brown, a leading insurance brokerage agency, and Hilb Rogal and Hamilton Co., a property and casualty insurance broker. These stocks benefited from a favorable insurance premium pricing cycle.

In software & services, there were a number of strong performers, including the IT services company CACI International, which was the Fund's best absolute performer.

LOOKING AHEAD

If the pattern of the last five periods of economic recovery is repeated, then small caps will outperform the large cap market for some time to come. In the last five post recession periods, small caps have outperformed large caps. Typically, they have led the market for a period of two years. Of course, history does not always repeat itself but it often provides a strong indication as to what may be expected. Meanwhile, market strength will be enhanced with a return of investor confidence.

                                  (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Consumer Cyclical                      11.5%
Industrial Cyclical                    11.4%
Finance                                11.4%
Health Services & Systems               9.9%
Basic Materials                         8.7%
Retail                                  5.7%
Semiconductors                          4.9%
Insurance                               4.5%
Energy                                  4.0%
Consumer Staples                        3.9%
Consumer Services                       3.7%
Pharmaceuticals                         3.3%
Software & Services                     3.3%
Network Technology                      2.7%
Utilities                               2.5%
Cash Equivalents & Short Term Paper     2.5%
Systems Hardware                        2.4%
Other                                   3.7%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. PROVINCE HEALTHCARE CO. (2.3%)

2. PERFORMANCE FOOD GROUP CO. (2.1%)

3. COPART, INC. (2.0%)

4. CACI INTERNATIONAL, INC. (1.8%)

5. PERKINELMER, INC. (1.7%)

6. SEMTECH CORP. (1.7%)

7. PATTERSON DENTAL CO. (1.6%)

8. BJ'S WHOLESALE CLUB, INC. (1.6%)

9. MOHAWK INDUSTRIES, INC. (1.6%)

10. COOPER COMPANIES, INC. (1.6%)

TOP 10 EQUITY HOLDINGS COMPRISED 18.0% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($628,941, IN THOUSANDS). AS OF DECEMBER 31, 2001 THE FUND HELD 343 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                            SINCE
                                                          INCEPTION
                          1 YEAR    3 YEARS    5 YEARS    (12/20/94)
                         -------    -------    -------    ----------
Class A Shares
  Without sales charge    -6.23%      6.79%      8.19%      17.21%
  With sales charge*     -11.62%      4.70%      6.91%      16.22%
                         -------      -----      -----      ------
Class B Shares
  Without CDSC            -7.02%      5.97%      7.37%      16.37%
  With CDSC**            -11.67%      5.18%      7.07%      16.37%
                         -------      -----      -----      ------
Select Shares             -5.68%      7.39%      8.70%      17.65%

                                  (UNAUDITED)

LIFE OF FUND PERFORMANCE (12/20/94 TO 12/31/01)

[CHART]

                             JPMorgan        S&P Small            Lipper
                     Small Cap Equity Fund    Cap 600         Small-Cap Core
                        (Class A Shares)       Index           Funds Index
         12/94                $9,425          $10,000            $10,000
         12/94                $9,791          $10,243            $10,087
          1/95                $9,489          $10,098            $10,191
          2/95               $10,045          $10,515            $10,596
          3/95               $10,838          $10,727            $10,821
          4/95               $11,225          $10,967            $11,003
          5/95               $11,583          $11,138            $11,136
          6/95               $12,449          $11,749            $11,579
          7/95               $13,424          $12,648            $12,220
          8/95               $13,906          $12,922            $12,627
          9/95               $14,322          $13,252            $12,842
         10/95               $14,256          $12,597            $12,388
         11/95               $14,653          $13,096            $12,758
         12/95               $15,081          $13,312            $13,187
          1/96               $15,149          $13,341            $13,283
          2/96               $15,714          $13,778            $13,753
          3/96               $16,165          $14,073            $14,097
          4/96               $17,699          $14,881            $15,070
          5/96               $18,466          $15,410            $15,750
          6/96               $18,283          $14,806            $15,035
          7/96               $16,692          $13,787            $13,814
          8/96               $17,909          $14,639            $14,518
          9/96               $18,733          $15,281            $15,128
         10/96               $18,398          $15,175            $14,845
         11/96               $18,867          $15,963            $15,381
         12/96               $19,423          $16,150            $15,653
          1/97               $20,035          $16,419            $16,002
          2/97               $19,228          $16,079            $15,583
          3/97               $18,061          $15,254            $14,798
          4/97               $17,526          $15,440            $14,802
          5/97               $19,647          $17,254            $16,380
          6/97               $20,873          $18,017            $17,306
          7/97               $22,087          $19,149            $18,347
          8/97               $22,456          $19,631            $18,797
          9/97               $23,887          $20,930            $20,207
         10/97               $22,924          $20,026            $19,402
         11/97               $22,729          $19,880            $19,154
         12/97               $22,870          $20,282            $19,133
          1/98               $22,690          $19,886            $18,854
          2/98               $24,691          $21,697            $20,262
          3/98               $26,352          $22,526            $21,216
          4/98               $26,052          $22,659            $21,420
          5/98               $24,580          $21,459            $20,308
          6/98               $25,101          $21,522            $20,235
          7/98               $23,540          $19,875            $18,776
          8/98               $18,396          $16,039            $15,147
          9/98               $19,798          $17,021            $15,784
         10/98               $20,418          $17,812            $16,432
         11/98               $21,708          $18,814            $17,348
         12/98               $23,634          $20,017            $18,438
          1/99               $22,979          $19,766            $18,300
          2/99               $20,831          $17,984            $16,805
          3/99               $21,143          $18,216            $16,880
          4/99               $22,232          $19,420            $18,020
          5/99               $22,132          $19,893            $18,393
          6/99               $23,717          $21,025            $19,456
          7/99               $23,747          $20,839            $19,349
          8/99               $23,232          $19,922            $18,639
          9/99               $23,232          $20,006            $18,624
         10/99               $22,970          $19,956            $18,786
         11/99               $24,210          $20,796            $19,997
         12/99               $26,885          $22,499            $22,155
          1/00               $26,162          $21,802            $21,730
          2/00               $29,673          $24,721            $24,794
          3/00               $29,661          $23,806            $24,442
          4/00               $29,955          $23,399            $23,083
          5/00               $28,181          $22,707            $22,102
          6/00               $30,427          $24,058            $24,051
          7/00               $29,445          $23,466            $23,303
          8/00               $32,436          $25,545            $25,379
          9/00               $31,622          $24,850            $24,727
         10/00               $31,486          $25,007            $23,983
         11/00               $28,098          $22,404            $21,594
         12/00               $30,692          $25,166            $23,691
          1/01               $29,568          $26,245            $24,534
          2/01               $27,469          $24,644            $22,976
          3/01               $26,214          $23,513            $21,890
          4/01               $28,326          $25,305            $23,634
          5/01               $28,740          $25,788            $24,494
          6/01               $29,062          $26,735            $25,251
          7/01               $29,262          $26,288            $24,666
          8/01               $28,393          $25,689            $23,975
          9/01               $25,333          $22,213            $20,834
         10/01               $26,255          $23,417            $22,072
         11/01               $27,391          $25,131            $23,712
         12/01               $28,790          $26,828            $25,376

Source: Lipper Analytical Services Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Sales Charge for Class A Shares is 5.75%.

**Assumes 5% CDSC (contingent deferred sales charge) for the year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the period since inception.

The Fund commenced operations on 12/20/94.

Class B and Select Shares were introduced on 3/28/95 and 5/7/96, respectively. Performance is based on historical expenses of the predecessor Class A Shares, which are lower than the expenses for Class B and higher than Select Shares.

The mountain chart illustrates comparative performance of $10,000 (invested in Class A Shares of the JPMorgan Small Cap Equity Fund), assumes reinvestment of all distributions and includes a 5.75% sales charge. Performance of the indices does not include sales charges, but includes reinvestment of all distributions and capital gains of the securities included in the benchmark. The performance of the indices reflects an initial investment at the end of the month following the Fund's commencement of operations. The S&P SmallCap 600 Index includes 600 stocks of small U.S. companies chosen for market size, liquidity and industry group representation. The Lipper Small Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

                                  (UNAUDITED)

                         JPMorgan SMALL CAP GROWTH FUND
                             AS OF DECEMBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Small Cap Growth Fund, which seeks capital appreciation through investments in small cap U.S. growth stocks, returned -11.6% and 36.03% (A shares, no sales charge) during the one-year and three-month periods ended December 31, 2001, respectively. This compares with a 9.2% decline and 15.01% return for the Russell 2000 Growth Index, all during the one-year and three-month periods, respectively.

HOW THE FUND WAS MANAGED

Small cap growth stocks declined for the second consecutive year in 2001 as the U.S. economy shifted from a period of high growth to one of recession. Relative to the Russell 2000 Growth Index, our stock selection was strong in the technology and financial services sectors, but those successes were offset by difficulties in the healthcare and consumer discretionary sectors.

During this trying time for small caps, technology holdings generally declined. However, while the technology sector dropped 27% and was the worst performing sector in 2001, the Fund's technology holdings declined only 14%. McAfee.com, which provides an online service that allows consumers to secure, repair, update and upgrade their PCs, was our top performing technology stock, increasing nearly 600% for the year. Additionally, in financial services, which was one of the market's top-performing sectors, the Fund's holdings performed strongly. Brown & Brown, a leading insurance brokerage agency, and Americredit, the sub-prime auto finance company, were key holdings, rising 57% and 16% respectively.

The Fund remained underweight in the healthcare sector, except for its full exposure to the life sciences industry. The past year was extremely volatile for life science stocks, and the group finished down sharply for the period despite an impressive rally in the fourth quarter. Several negative company specific events in this area detracted from the Fund's performance. For example, Vertex Pharmaceuticals dropped 66% during the year, with much of the decline coming after the company disclosed it had suspended development of a promising treatment for rheumatoid arthritis. In the consumer discretionary sector, the Fund's exposure to publishing, which includes Primedia (-64%) and Penton Media (-77%), was also a detractor from performance.

LOOKING AHEAD

The shift in the U.S. economy from high growth to recession now seems complete. It is our expectation that the economy will return to growth in 2002 and that corporate earnings will recover in the second half of the year. Market strength would also improve with investor confidence. We expect small cap stocks to outperform in this environment, as they have historically when the U.S. economy emerges from recessions. Growth stocks in particular, which are the focus of the Fund, stand to benefit in the coming year as their greater economic sensitivity and profit leverage becomes a significant advantage in a growing economy.

                                  (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Software & Services                          16.7%
Finance                                      16.0%
Consumer Services                            11.9%
Pharmaceuticals                              10.6%
Telecommunications                            7.4%
Energy                                        5.7%
Cash Equivalents & Short Term Paper           5.2%
Industrial Cyclical                           4.9%
Retail                                        4.0%
Insurance                                     3.9%
Consumer Cyclical                             3.4%
Systems Hardware                              3.1%
Health Services & Systems                     3.0%
Other                                         4.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. INFORMATION HOLDINGS, INC. (4.3%)

2. CHOICEPOINT, INC. (2.8%)

3. NEWFIELD EXPLORATION CO. (2.5%)

4. PEGASUS SOLUTIONS, INC. (2.4%)

5. HOLLYWOOD MEDIA CORP. (2.2%)

6. WITNESS SYSTEMS, INC. (2.2%)

7. TEXAS REGIONAL BANCSHARES (2.2%)

8. METTLER-TOLEDO INTERNATIONAL, INC. (SWITZERLAND) (2.2%)

9. IRON MOUNTAIN, INC. (2.1%)

10. AMERICREDIT CORP. (2.0%)

TOP 10 EQUITY HOLDINGS COMPRISED 24.9% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($2,591, IN THOUSANDS). AS OF DECEMBER 31, 2001 THE FUND HELD 72 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                          SINCE
                                                        INCEPTION
                          1 YEAR         3 YEARS        (11/14/97)
                         -------         -------        ----------
Class A Shares
  Without sales charge   -11.57%           6.12%           8.50%
  With sales charge*     -16.67%           4.04%           6.96%
                         -------           -----           -----
Class B Shares
  Without CDSC           -11.57%           6.12%           8.50%
  With CDSC**            -15.99%           5.40%           8.16%
                         -------           -----           -----
Class C Shares
  Without CDSC           -11.76%           6.04%           8.45%
  With CDSC***           -12.64%           6.04%           8.45%
                         -------           -----           -----
Institutional Shares     -10.90%           6.38%           8.70%
                         -------           -----           -----
Select Shares            -11.09%           6.31%           8.65%

                                  (UNAUDITED)

LIFE OF FUND PERFORMANCE (11/14/97 TO 12/31/01)

[CHART]

                                    JPMorgan                                Russell
                               Small Cap Growth       Russell 2000        2000 Growth
                          Fund (Institutional Shares)    Index               Index
           11/97                    $3,000,000         $3,000,000          $3,000,000
           11/97                    $2,991,000         $2,980,500          $2,928,600
           12/97                    $3,061,887         $3,032,659          $2,930,357
            1/98                    $3,116,082         $2,984,743          $2,891,383
            2/98                    $3,278,430         $3,205,614          $3,146,693
            3/98                    $3,485,627         $3,337,685          $3,278,539
            4/98                    $3,524,666         $3,356,042          $3,298,538
            5/98                    $3,389,319         $3,175,152          $3,058,734
            6/98                    $3,482,525         $3,181,819          $3,089,933
            7/98                    $3,233,176         $2,924,092          $2,831,924
            8/98                    $2,599,150         $2,356,233          $2,178,316
            9/98                    $2,845,550         $2,540,726          $2,399,197
           10/98                    $3,019,697         $2,644,388          $2,524,435
           11/98                    $3,193,934         $2,782,954          $2,720,331
           12/98                    $3,516,521         $2,955,219          $2,966,521
            1/99                    $3,590,016         $2,994,523          $3,100,015
            2/99                    $3,427,748         $2,751,967          $2,816,364
            3/99                    $3,461,340         $2,794,898          $2,916,626
            4/99                    $3,819,588         $3,045,320          $3,174,164
            5/99                    $3,969,698         $3,089,782          $3,179,243
            6/99                    $4,118,562         $3,229,440          $3,346,789
            7/99                    $4,338,905         $3,140,954          $3,243,373
            8/99                    $4,090,720         $3,024,738          $3,122,071
            9/99                    $4,171,307         $3,025,343          $3,182,327
           10/99                    $4,286,018         $3,037,445          $3,263,795
           11/99                    $4,599,754         $3,150,438          $3,608,778
           12/99                    $5,152,645         $3,507,067          $4,245,005
            1/00                    $4,814,116         $3,450,603          $4,205,527
            2/00                    $5,118,849         $4,020,298          $5,184,153
            3/00                    $5,393,220         $3,755,360          $4,639,298
            4/00                    $5,272,951         $3,529,288          $4,170,729
            5/00                    $5,020,904         $3,339,412          $3,805,373
            6/00                    $5,746,927         $3,630,609          $4,297,027
            7/00                    $5,468,775         $3,513,703          $3,928,772
            8/00                    $5,991,590         $3,781,799          $4,342,079
            9/00                    $5,687,217         $3,670,614          $4,126,278
           10/00                    $5,367,596         $3,506,904          $3,791,224
           11/00                    $4,524,883         $3,146,745          $3,102,738
           12/00                    $4,751,580         $3,417,051          $3,292,625
            1/01                    $5,014,817         $3,595,079          $3,558,999
            2/01                    $4,283,657         $3,359,242          $3,071,060
            3/01                    $3,683,945         $3,194,975          $2,791,901
            4/01                    $4,265,272         $3,444,822          $3,133,629
            5/01                    $4,460,621         $3,529,565          $3,206,329
            6/01                    $4,705,955         $3,654,511          $3,297,710
            7/01                    $4,228,771         $3,456,802          $3,016,415
            8/01                    $3,915,419         $3,345,147          $2,827,889
            9/01                    $3,097,880         $2,894,891          $2,371,468
           10/01                    $3,529,414         $3,064,242          $2,599,603
           11/01                    $3,951,885         $3,301,414          $2,816,670
           12/01                    $4,234,039         $3,505,111          $2,992,148

Source: Lipper Analytical Services Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

* Sales charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, and 3% for the three year period and period since inception.

*** Assumes 1% CDSC for the one year period and 0% CDSC thereafter.

The Fund commenced operations on 11/14/97.

Class A, Class B and Class C Shares were introduced on 4/30/01. Investors should note that the information presented for Class A, Class B and Class C Shares prior to their introduction is based on the historical expenses of the Institutional Shares, which are lower than the actual expenses of the Class A, B and C Shares. Select Shares were introduced on 10/31/01. Investors should note that the information presented for Select Shares prior to 10/31/01 is based on the historical expenses of the Institutional Shares, which are lower than the actual expenses of the Select Shares.

  The mountain chart illustrates the comparative performance of $3,000,000 invested in Institutional Shares of the Fund, the Russell 2000 Index and the Russell 2000 Growth Index from November 14, 1997 to December 31, 2001. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the Fund assumed the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Institutional Shares carry a $3,000,000 minimum initial investment and carry no sales charge.

The Russell 2000 Index is an unmanaged, capitalization weighted price only index which is comprised of 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates. Investors cannot invest directly in an index.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

                                  (UNAUDITED)

                          JPMorgan DYNAMIC SMALL CAP FUND
                               AS OF DECEMBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan Dynamic Small Cap Fund, which seeks capital appreciation through a portfolio of small cap growth stocks, had a loss of 14.33% and a gain of 10.63% (class A shares, no sales charge) during the one-year and two-month periods ended December 31, 2001, respectively. This compares with a loss of 1.2% and a gain of 13.30% for the S&P SmallCap 600/BARRA Growth Index for the one-year and two-month periods, respectively.

HOW THE FUND WAS MANAGED

Small cap growth stocks posted highly variable performances in a market that favored low quality, cyclical stocks. In such a volatile environment, there were wide discrepancies between the performances of both individual small cap funds and indexes. The performance of the Fund was a long way short of the S&P SmallCap 600/BARRA Growth Index, but only marginally less than the Lipper Small Cap Growth Index, which tracks the performance of its largest mutual fund peers.

The underperformance of the S&P SmallCap 600/BARRA Growth Index occurred largely in pharmaceutical and medical technology stocks. Sentiment towards many pharmaceutical companies plummeted, as the U.S. Food & Drug Administration appeared to drag its feet over licensing new drugs. The stock price of Inhale Therapeutics, for example, fell heavily. In medical technology, a number of stocks lost value after having difficulty gaining market share from entrenched competitors. Worst affected was ATS Medical, which makes mechanical devices including artificial heart valves. Additionally, Molecular Devices, which makes instrument systems for drug discovery, fell in price after reporting lower than expected earnings.

In information technology, the Fund had some successes with semiconductor equipment stocks like Cabot Microelectronics, Semtech, and Varian Semiconductor. Many semiconductor related names had become oversold but bounced back as chip prices firmed in the final months of the year.

Some industrial sector companies in the defense industry also performed well. Our team started buying these stocks early in 2000 after realizing that defense budgets were on the increase following 15 years of decline. The Fund bought stocks such as Alliant Techsystems and Engineered Support Systems in the expectation of strong long-term earnings growth and stock price appreciation. However, following the September 11th terrorist attacks, all defense-related stocks recorded strong rallies.

LOOKING AHEAD

If the pattern of the last five periods of economic recovery is repeated, then small caps will outperform the large cap market for some time to come. In the last five post recession periods, small caps have outperformed large caps. Typically, they have led the market for a period of two years. Of course, history does not always repeat itself but it often provides a strong indication as to what may be expected. Meanwhile, a return of investor confidence will be key to building a strong market.

                                  (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Consumer Cyclical                          15.0%
Health Services & Systems                  14.0%
Finance                                    13.3%
Industrial Cyclical                        10.6%
Basic Materials                             8.1%
Pharmaceuticals                             7.6%
Software & Services                         6.4%
Semiconductors                              5.9%
Energy                                      4.8%
Consumer Staples                            2.7%
Network Technology                          2.4%
Retail                                      2.2%
Other                                       7.0%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. CABOT MICROELECTRONICS CORP. (2.9%)

2. CHRISTOPHER & BANKS CORP. (2.2%)

3. PROVINCE HEALTHCARE CO. (2.1%)

4. PERFORMANCE FOOD GROUP CO. (1.8%)

5. PERKINELMER, INC. (1.8%)

6. RESPIRONICS, INC. (1.6%)

7. TOLL BROTHERS, INC. (1.4%)

8. CEPHALON, INC. (1.4%)

9. AFC ENTERPRISES, INC. (1.3%)

10. ITRON, INC. (1.3%)

TOP 10 EQUITY HOLDINGS COMPRISED 17.8% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($216,823, IN THOUSANDS). AS OF DECEMBER 31, 2001 THE FUND HELD 111 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                     SINCE INCEPTION
                         1 YEAR         3 YEARS         (5/19/97)
                        -------         -------      ---------------
Class A Shares
  Without sales charge  -14.33%           7.49%          14.70%
  With sales charge*    -19.26%           5.38%          13.24%
                        -------           -----          ------
Class B Shares
  Without CDSC          -14.88%           6.78%          13.93%
  With CDSC**           -19.14%           5.89%          13.65%
                        -------           -----          ------
Class C Shares
  Without CDSC          -14.90%           6.74%          13.90%
  With CDSC**           -15.76%           6.74%          13.90%
                        -------           -----          ------
Select Shares           -13.92%           7.84%          14.94%

                                  (UNAUDITED)

LIFE OF FUND PERFORMANCE (5/19/97 TO 12/31/01)

[CHART]

                     JPMorgan Dynamic       S&P Small           Lipper
                      Small Cap Fund      Cap 600/BARRA    Small-Cap Growth
                     (Class A Shares)      Growth Index      Funds Index
        05/97               $9,425            $10,000          $10,000
        05/97               $9,925            $11,412          $11,387
        06/97              $10,962            $11,819          $11,996
        07/97              $12,083            $12,528          $12,718
        08/97              $12,497            $12,915          $12,921
        09/97              $13,384            $13,736          $14,009
        10/97              $13,054            $12,978          $13,293
        11/97              $12,545            $12,732          $12,992
        12/97              $12,602            $12,883          $12,819
        01/98              $12,442            $12,649          $12,630
        02/98              $13,676            $13,897          $13,650
        03/98              $14,778            $14,266          $14,267
        04/98              $14,938            $14,340          $14,371
        05/98              $13,892            $13,444          $13,354
        06/98              $14,353            $13,532          $13,745
        07/98              $13,468            $12,705          $12,712
        08/98              $10,490            $10,099           $9,935
        09/98              $11,630            $10,801          $10,467
        10/98              $12,055            $11,332          $10,879
        11/98              $12,950            $12,122          $11,764
        12/98              $14,299            $13,178          $12,942
        01/99              $14,148            $12,999          $13,256
        02/99              $12,905            $11,722          $11,980
        03/99              $13,216            $12,059          $12,522
        04/99              $13,706            $12,612          $13,010
        05/99              $13,640            $12,722          $13,082
        06/99              $15,082            $13,399          $14,306
        07/99              $15,102            $13,367          $14,256
        08/99              $14,828            $12,753          $14,057
        09/99              $15,008            $13,055          $14,567
        10/99              $15,065            $13,252          $15,416
        11/99              $16,366            $14,016          $17,362
        12/99              $18,610            $15,757          $20,862
        01/00              $18,327            $15,540          $20,645
        02/00              $22,673            $18,781          $26,694
        03/00              $22,144            $17,068          $24,598
        04/00              $22,249            $16,418          $21,558
        05/00              $20,411            $15,715          $19,795
        06/00              $23,276            $17,144          $23,280
        07/00              $21,919            $15,971          $21,765
        08/00              $25,021            $17,896          $24,105
        09/00              $23,757            $16,944          $22,911
        10/00              $23,135            $17,076          $21,193
        11/00              $19,637            $14,514          $17,584
        12/00              $20,735            $15,848          $19,138
        01/01              $20,679            $15,861          $19,722
        02/01              $18,148            $14,515          $17,198
        03/01              $16,418            $13,765          $15,528
        04/01              $17,751            $15,100          $17,205
        05/01              $18,350            $15,272          $17,671
        06/01              $18,689            $15,763          $18,116
        07/01              $18,136            $15,499          $17,107
        08/01              $17,311            $15,146          $16,094
        09/01              $15,242            $13,097          $13,582
        10/01              $16,056            $13,807          $14,578
        11/01              $16,778            $14,817          $15,707
        12/01              $17,759            $15,749          $16,702

Source: Lipper Analytical Services Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Sales Charge for Class A Shares is 5.75%.

**Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period and period since inception.

***Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

The Fund commenced operations on 5/19/97.

Class A and B Shares were introduced on 5/19/97. Class C and Select Shares were introduced on 1/7/98 and 4/5/99, respectively. Performance is based on historical expenses of the predecessor Class A Shares, which are lower than the expenses for Class B and C Shares and higher than Select Shares.

The mountain chart illustrates comparative performance of $10,000 invested in the Class A Shares of the JPMorgan Dynamic Small Cap Fund, assumes reinvestment of all distributions and includes a 5.75% sales charge. Performance of the indices does not include sales charges, but includes reinvestment of all distributions and capital gains on the securities included in the benchmark. The performance of the indices reflect an initial investment at the end of the month following the Fund's commencement of operations. The S&P SmallCap 600/BARRA Growth Index is a capitalization-weighted index of all the stocks in the S&P SmallCap 600 Index with high price-to-book ratios. The Lipper Small Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

                                  (UNAUDITED)

                        JPMorgan U.S. SMALL COMPANY FUND
                            AS OF DECEMBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan U.S. Small Company Fund, which seeks long-term growth through small-cap stocks, had losses of 8.85% and 5.50% (Institutional Shares) during the one-year and seven-month periods ended December 31, 2001. This compares to a return of 2.49% and a fall of 0.78% from the Russell 2000 Index, the Fund's benchmark, during the one-year and seven-month periods, respectively.

HOW THE FUND WAS MANAGED

Small caps outperformed large in the wake of a U.S. economy that officially entered recession during the spring. This slow-to-negative growth environment precipitated major cuts in corporate capital spending, with many of these cuts directed at the goods and services typically provided by young, small cap growth companies. These cutbacks hit the many small caps that reside in the information technology (IT) sector particularly hard, as IT spending was well off for the year.

Beyond these developments, small cap growth stocks suffered from a substantial move in investor sentiment from growth to value stocks over the year, a period in which the Russell 2000 Value index returned 14.02% and the Russell 2000 Growth index returned -9.23%.

Small caps were also impacted by the September 11th terrorist attacks against the U.S., as this event at first appeared to increase the odds of a deeper-than-expected recession, one that might further damage economically sensitive small caps. Keep in mind, however, that small caps were relatively inexpensive before the attacks, and thus had less room to fall than most other equities.

The fourth quarter saw renewed strength in the asset class, as investors embraced the idea of a near-term economic recovery, one that would boost the fortunes of small caps. For the quarter, the Russell 2000 index advanced 20.66%, while the S&P 500 Index gained 10.69%. For all of 2001, the Russell 2000 gained 2.49% versus the S&P 500's return of -11.88%.

In the aftermath of September 11th, we carefully reviewed our investment process and, more specifically, our security selection methodology and portfolio holdings. While we made no sweeping changes to our investment process, we did make a few minor adjustments that resulted in a more defensively positioned portfolio.

For the year, the portfolio's underperformance of the benchmark was due to both relatively weak security selection and sector weightings. Gains from stock picks in the finance, pharmaceuticals and basic materials sectors were offset by poor selection in the software & services and consumer/industrial cyclicals sectors.

The major detractors from performance were investments in Internet Security Systems (ISS), and the industrial cyclicals Gentek, Inc. and Capstone Turbine. All, to a greater or lesser degree, fell victim to massive reductions in corporate capital spending during 2001. On the other hand, the portfolio benefited from investments in Heller Financial, Inc., Minimed, Inc. and Anchor Gaming. Heller was acquired at a substantial premium by General Electric and Minimed enjoyed major growth in sales of its new insulin pump, while investor's cheered the rapidly growing sales of Anchor's casino slot machines.

LOOKING AHEAD

We remain cautiously optimistic that the economy will begin to recover during the second half of 2002. With an improving economic outlook, we would expect small caps to be well positioned to continue to outperform their large cap peers.

                                  (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Finance                                       11.9%
Consumer Cyclical                             10.1%
Industrial Cyclical                            9.9%
Basic Materials                                8.4%
Real Estate Investment Trust                   7.1%
Software & Services                            6.6%
Health Services & Systems                      6.3%
Pharmaceuticals                                6.2%
Cash Equivalents & Short Term Paper            5.1%
Consumer Services                              4.8%
Energy                                         4.8%
Semiconductors                                 4.6%
Retail                                         3.7%
Insurance                                      3.4%
Telecommunications                             2.4%
Utilities                                      2.4%
Other                                          2.3%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. CLECO CORP. (1.2%)

2. CITY NATIONAL CORP. (1.0%)

3. ON ASSIGNMENT, INC. (1.0%)

4. GATX CORP. (1.0%)

5. SPINNAKER EXPLORATION CO. (1.0%)

6. CHARLES RIVER LABORATORIES INTERNATIONAL, INC. (1.0%)

7. AFC ENTERPRISES, INC. (1.0%)

8. COUSINS PROPERTIES, INC. (1.0%)

9. NEUROCRINE BIOSCIENCES, INC. (1.0%)

10. W.R. BERKLEY CORP. (1.0%)

TOP 10 EQUITY HOLDINGS COMPRISED 10.2% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($558,528, IN THOUSANDS). AS OF DECEMBER 31, 2001 THE FUND HELD 261 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                         1 YEAR    3 YEARS    5 YEARS  10 YEARS
                         ------    -------    -------  --------
Institutional Shares     -8.85%      5.95%      6.69%    10.36%
                         ------      -----      -----    ------
Select Shares            -8.96%      5.75%      6.53%    10.26%

                                  (UNAUDITED)

10-YEAR PERFORMANCE (12/31/91 TO 12/31/01)

[CHART]

                    JPMorgan U.S. Small                    Lipper Small-Cap
                       Company Fund         Russell 2000     Growth Funds
                  (Institutional Shares)       Index            Average
         12/91           $3,000,000          $3,000,000        $3,000,000
          1/92           $3,177,300          $3,243,000        $3,127,800
          2/92           $3,218,923          $3,337,696        $3,167,836
          3/92           $3,084,372          $3,224,881        $3,014,513
          4/92           $2,857,053          $3,112,011        $2,858,662
          5/92           $2,865,625          $3,153,400        $2,851,516
          6/92           $2,716,899          $3,004,245        $2,724,623
          7/92           $2,887,248          $3,108,792        $2,826,797
          8/92           $2,787,061          $3,021,124        $2,761,498
          9/92           $2,884,329          $3,090,912        $2,838,819
         10/92           $3,028,834          $3,189,203        $2,983,883
         11/92           $3,372,304          $3,433,177        $3,223,787
         12/92           $3,569,584          $3,552,652        $3,321,468
          1/93           $3,646,687          $3,672,732        $3,375,608
          2/93           $3,460,706          $3,587,891        $3,211,216
          3/93           $3,592,212          $3,704,139        $3,330,352
          4/93           $3,437,747          $3,602,646        $3,202,467
          5/93           $3,593,821          $3,761,883        $3,412,869
          6/93           $3,608,196          $3,785,206        $3,437,100
          7/93           $3,605,310          $3,837,442        $3,453,598
          8/93           $3,727,890          $4,003,220        $3,640,783
          9/93           $3,804,312          $4,116,110        $3,794,060
         10/93           $3,850,725          $4,221,895        $3,848,315
         11/93           $3,759,848          $4,082,994        $3,698,231
         12/93           $3,876,403          $4,222,633        $3,871,678
          1/94           $3,981,453          $4,355,223        $3,978,149
          2/94           $3,926,907          $4,339,544        $3,982,525
          3/94           $3,756,480          $4,110,417        $3,743,175
          4/94           $3,727,555          $4,134,668        $3,732,320
          5/94           $3,636,975          $4,088,360        $3,646,103
          6/94           $3,502,771          $3,949,355        $3,462,704
          7/94           $3,574,578          $4,014,125        $3,523,302
          8/94           $3,745,442          $4,237,712        $3,767,819
          9/94           $3,712,857          $4,223,727        $3,810,018
         10/94           $3,738,476          $4,207,255        $3,895,363
         11/94           $3,574,731          $4,037,282        $3,762,531
         12/94           $3,651,230          $4,145,884        $3,855,842
          1/95           $3,643,927          $4,093,646        $3,793,763
          2/95           $3,815,921          $4,263,942        $3,954,618
          3/95           $3,936,504          $4,337,282        $4,092,634
          4/95           $4,031,767          $4,433,569        $4,125,785
          5/95           $4,082,971          $4,509,827        $4,169,518
          6/95           $4,295,285          $4,743,887        $4,494,740
          7/95           $4,514,774          $5,017,135        $4,901,514
          8/95           $4,606,424          $5,120,989        $4,973,567
          9/95           $4,685,194          $5,212,655        $5,130,234
         10/95           $4,531,051          $4,979,649        $4,966,067
         11/95           $4,719,090          $5,188,795        $5,174,641
         12/95           $4,815,359          $5,325,779        $5,269,855
          1/96           $4,847,140          $5,319,921        $5,220,845
          2/96           $5,021,637          $5,485,902        $5,511,646
          3/96           $5,092,945          $5,599,460        $5,687,468
          4/96           $5,354,722          $5,899,031        $6,241,996
          5/96           $5,536,783          $6,131,453        $6,573,446
          6/96           $5,310,882          $5,879,450        $6,253,976
          7/96           $4,942,307          $5,366,174        $5,608,566
          8/96           $5,202,766          $5,677,949        $6,017,430
          9/96           $5,412,438          $5,899,957        $6,398,334
         10/96           $5,441,665          $5,809,098        $6,166,074
         11/96           $5,643,006          $6,048,432        $6,276,447
         12/96           $5,818,504          $6,206,901        $6,344,860
          1/97           $5,943,020          $6,331,039        $6,502,847
          2/97           $5,814,056          $6,177,828        $6,065,206
          3/97           $5,530,330          $5,886,235        $5,641,248
          4/97           $5,496,042          $5,902,716        $5,546,475
          5/97           $6,059,387          $6,559,098        $6,351,823
          6/97           $6,342,966          $6,840,484        $6,727,216
          7/97           $6,751,453          $7,158,566        $7,154,394
          8/97           $6,886,482          $7,322,497        $7,298,913
          9/97           $7,316,199          $7,858,504        $7,910,562
         10/97           $7,008,918          $7,513,516        $7,496,048
         11/97           $7,040,458          $7,464,678        $7,338,631
         12/97           $7,139,025          $7,595,310        $7,363,582
          1/98           $6,928,424          $7,475,304        $7,260,492
          2/98           $7,579,003          $8,028,476        $7,869,648
          3/98           $7,975,384          $8,359,250        $8,262,343
          4/98           $7,911,581          $8,405,225        $8,330,920
          5/98           $7,485,938          $7,952,184        $7,757,753
          6/98           $7,437,280          $7,968,883        $7,947,818
          7/98           $6,791,724          $7,323,404        $7,373,986
          8/98           $5,457,829          $5,901,199        $5,742,123
          9/98           $5,830,599          $6,363,263        $6,202,067
         10/98           $6,007,266          $6,622,884        $6,480,539
         11/98           $6,301,622          $6,969,923        $7,037,866
         12/98           $6,762,271          $7,401,361        $7,801,474
          1/99           $6,773,090          $7,499,799        $7,990,270
          2/99           $6,187,895          $6,892,315        $7,262,356
          3/99           $6,432,936          $6,999,836        $7,589,162
          4/99           $6,778,385          $7,627,021        $7,930,675
          5/99           $6,678,065          $7,738,375        $8,013,947
          6/99           $7,179,587          $8,088,150        $8,748,826
          7/99           $7,145,843          $7,866,535        $8,723,454
          8/99           $7,040,085          $7,575,473        $8,597,836
          9/99           $7,240,727          $7,576,988        $8,815,362
         10/99           $7,570,180          $7,607,296        $9,317,837
         11/99           $8,530,079          $7,890,287       $10,503,066
         12/99           $9,757,557          $8,783,468       $12,454,536
          1/00           $9,707,794          $8,642,054       $12,288,890
          2/00          $11,616,346         $10,068,857       $15,458,195
          3/00          $10,567,390          $9,405,319       $14,445,683
          4/00           $9,060,480          $8,839,119       $12,748,316
          5/00           $8,429,871          $8,363,575       $11,640,487
          6/00           $9,813,213          $9,092,878       $13,613,550
          7/00           $9,316,664          $8,800,088       $12,749,089
          8/00          $10,383,422          $9,471,534       $14,243,282
          9/00          $10,098,916          $9,193,071       $13,677,824
         10/00           $9,372,804          $8,783,060       $12,810,650
         11/00           $7,936,891          $7,881,040       $10,582,878
         12/00           $8,822,648          $8,558,021       $11,481,364
          1/01           $8,943,518          $9,003,894       $11,776,435
          2/01           $8,012,498          $8,413,239       $10,239,611
          3/01           $7,431,592          $8,001,831        $9,305,758
          4/01           $8,190,357          $8,627,575       $10,408,490
          5/01           $8,508,962          $8,839,813       $10,646,845
          6/01           $8,668,931          $9,152,742       $10,930,051
          7/01           $8,196,474          $8,657,579       $10,335,456
          8/01           $7,825,993          $8,377,939        $9,728,765
          9/01           $6,709,224          $7,250,268        $8,228,589
         10/01           $7,072,864          $7,674,409        $8,891,814
         11/01           $7,564,428          $8,268,408        $9,566,702
         12/01           $8,041,035          $8,778,569       $10,155,055

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The fund commenced operations on 6/27/85.

Returns for the Institutional Shares include performance from its predecessor account, J.P. Morgan Institutional U.S. Small Company Fund, for the period dating back to 11/4/93. Prior to 11/4/93 the Institutional Shares performance is based on the historical expenses of J.P. Morgan U.S. Small Company Fund which are higher than the expenses of the Institutional Shares.

Returns for the Select shares prior to 9/10/01 (offering date of Select Shares) include performance of its predecessor account, J.P. Morgan U.S. Small Company Fund.

The mountain chart illustrates comparative performance for $3,000,000 invested in Institutional Shares of JPMorgan U.S. Small Company Fund, the Russell 2000 Index and the Lipper Small-Cap Growth Funds Average from December 31, 1991 to December 31, 2001. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Index is an unmanaged index used to measure the average stock performance of U.S. small-cap stocks. The Lipper Small-Cap Growth Funds Average describes the average total return for all funds in the Lipper category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

                                  (UNAUDITED)

                  JPMorgan U.S. SMALL COMPANY OPPORTUNITIES FUND
                              AS OF DECEMBER 31, 2001

HOW THE FUND PERFORMED

JPMorgan U.S. Small Company Opportunities Fund, which seeks to provide long-term growth from small-cap stocks, had losses of 24.77% and 14.03% during the one-year and seven-month periods ended December 31, 2001, respectively. This compares to a loss of 9.23% and a fall of 7.00% from the Russell 2000 Growth Index, the Fund's benchmark, during the one-year and seven-month periods, respectively.

HOW THE FUND WAS MANAGED

Small caps outperformed large caps despite being tossed about in the wake of a U.S. economy that officially entered recession during the spring. This slow-to-negative growth environment precipitated major cuts in corporate capital spending, with many of these cuts directed at the goods and services typically provided by young, small cap growth companies. These cutbacks hit the many small caps that reside in the information technology (IT) sector particularly hard, as IT spending was well off for the year.

Small cap growth stocks suffered from a substantial move in investor sentiment from growth to value stocks over the year, a period in which the Russell 2000 Value Index returned 14.02% and the Russell 2000 Growth Index returned -9.23%.

The September 11th terrorist attacks against the U.S., also affected small caps, as this event at first appeared to increase the odds of a deeper-than-expected recession, one that might further damage economically sensitive small caps. Keep in mind, however, that small caps were relatively inexpensive before the attacks, and thus had less room to fall than most other equities.

The fourth quarter saw renewed strength in the asset class, as investors embraced the idea of a near-term economic recovery, one that would boost the fortunes of small caps. For the quarter, the Russell 2000 Index advanced 20.66%, while the S&P 500 Index gained 10.69%. For all of 2001, the Russell 2000 gained 2.49% versus the S&P 500's return of -11.88%.

After September 11th, we carefully reviewed our investment process and, more specifically, our security selection methodology and portfolio holdings. While we made no sweeping changes to our investment process, we did make a few minor adjustments that resulted in a more defensively positioned portfolio.

Weak stock picking and sector weightings contributed to the Fund's under performance of its benchmark. Among industries, consumer/industrial cyclicals and software & services were major laggards, including decliners such as Internet Security Systems (ISS), Gentek and Capstone Turbine, all of which suffered from cuts in corporate capital spending during the calendar year. Losses from these sectors erased notable gains from the Fund's strengths, such as investments in finance, pharmaceuticals and basic materials industries.

LOOKING AHEAD

We remain cautiously optimistic that the economy will begin to recover during the second half of 2002. With an improving economic outlook, we would expect small caps to be well positioned to continue to outperform their large cap peers.

                                  (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Software & Services                           13.3%
Pharmaceuticals                               13.2%
Semiconductors                                10.0%
Finance                                        9.3%
Health Services & Systems                      9.3%
Industrial Cyclical                            8.3%
Consumer Cyclical                              6.9%
Telecommunications                             5.6%
Energy                                         5.4%
Retail                                         4.8%
Consumer Services                              4.2%
Basic Materials                                3.6%
Other                                          6.1%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. NEUROCRINE BIOSCIENCES, INC. (1.9%)

2. SPINNAKER EXPLORATION CO. (1.6%)

3. ABGENIX, INC. (1.5%)

4. HOOPER HOLMES, INC. (1.4%)

5. CHARLES RIVER LABORATORIES INTERNATIONAL, INC. (1.3%)

6. OM GROUP, INC. (1.3%)

7. SMARTFORCE PLC (1.3%)

8. ADVANCED FIBRE COMMUNICATION, INC. (1.2%)

9. EXAR CORP. (1.2%)

10. LIFEPOINT HOSPITALS, INC. (1.2%)

TOP 10 EQUITY HOLDINGS COMPRISED 13.9% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($195,750, IN THOUSANDS). AS OF DECEMBER 31, 2001 THE FUND HELD 164 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                     SINCE INCEPTION
                          1 YEAR         3 YEARS         6/16/97
                         -------         -------     ---------------
Select Shares            -24.77%          -1.59%          3.85%

                                  (UNAUDITED)

LIFE OF FUND PERFORMANCE (06/16/97 TO 12/31/01)

[CHART]

                         JPMorgan U.S. Small                        Lipper Small-
                     Company Opportunities Fund Russell 2000        Cap Growth
                           (Select Shares)      Growth Index       Funds Average
          6/97                 $1,000,000        $1,000,000          $1,000,000
          6/97                 $1,028,000        $1,033,900          $1,059,100
          7/97                 $1,092,970        $1,086,836          $1,126,353
          8/97                 $1,114,938        $1,119,441          $1,149,105
          9/97                 $1,222,976        $1,208,772          $1,245,400
         10/97                 $1,151,921        $1,136,125          $1,180,141
         11/97                 $1,136,946        $1,109,085          $1,155,358
         12/97                 $1,183,902        $1,109,751          $1,159,286
          1/98                 $1,182,955        $1,094,991          $1,143,056
          2/98                 $1,288,947        $1,191,679          $1,238,959
          3/98                 $1,363,964        $1,241,610          $1,300,783
          4/98                 $1,360,963        $1,249,184          $1,311,579
          5/98                 $1,256,986        $1,158,368          $1,221,343
          6/98                 $1,268,047        $1,170,183          $1,251,266
          7/98                 $1,186,005        $1,072,473          $1,160,924
          8/98                   $905,040          $824,946            $904,012
          9/98                 $1,012,016          $908,596            $976,423
         10/98                 $1,045,008          $956,025          $1,020,264
         11/98                 $1,131,012        $1,030,212          $1,108,007
         12/98                 $1,245,696        $1,123,446          $1,228,226
          1/99                 $1,303,248        $1,174,001          $1,257,949
          2/99                 $1,189,213        $1,066,580          $1,143,350
          3/99                 $1,229,290        $1,104,551          $1,194,801
          4/99                 $1,274,528        $1,202,082          $1,248,567
          5/99                 $1,250,949        $1,204,006          $1,261,677
          6/99                 $1,389,679        $1,267,457          $1,377,372
          7/99                 $1,384,537        $1,228,292          $1,373,378
          8/99                 $1,361,969        $1,182,354          $1,353,601
          9/99                 $1,412,362        $1,205,174          $1,387,848
         10/99                 $1,485,381        $1,236,026          $1,466,955
         11/99                 $1,688,879        $1,366,674          $1,653,551
         12/99                 $2,013,650        $1,607,619          $1,960,781
          1/00                 $2,083,524        $1,592,668          $1,934,703
          2/00                 $2,616,906        $1,963,282          $2,433,663
          3/00                 $2,220,183        $1,756,941          $2,274,258
          4/00                 $1,849,190        $1,579,490          $2,007,033
          5/00                 $1,634,314        $1,441,126          $1,832,621
          6/00                 $2,042,403        $1,627,320          $2,143,251
          7/00                 $1,863,488        $1,487,859          $2,007,154
          8/00                 $2,193,512        $1,644,381          $2,242,393
          9/00                 $2,084,494        $1,562,656          $2,153,370
         10/00                 $1,851,239        $1,435,768          $2,016,846
         11/00                 $1,401,018        $1,175,033          $1,666,117
         12/00                 $1,577,967        $1,246,945          $1,807,570
          1/01                 $1,607,475        $1,347,822          $1,854,025
          2/01                 $1,341,277        $1,163,036          $1,612,074
          3/01                 $1,155,510        $1,057,316          $1,465,053
          4/01                 $1,349,173        $1,186,731          $1,638,662
          5/01                 $1,380,879        $1,214,264          $1,676,187
          6/01                 $1,385,436        $1,248,870          $1,720,774
          7/01                 $1,261,994        $1,142,341          $1,627,164
          8/01                 $1,179,333        $1,070,945          $1,531,649
          9/01                   $940,282          $898,095          $1,295,469
         10/01                 $1,021,805          $984,491          $1,399,884
         11/01                 $1,123,781        $1,066,696          $1,506,135
         12/01                 $1,187,051        $1,133,151          $1,598,762

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 6/16/97.

Returns for Select Shares include performance of its predecessor account, J.P. Morgan U.S. Small Company Opportunities Fund, for the period dating back to 6/16/97.

The mountain chart illustrates comparative performance for $1,000,000 invested in Select Shares of JPMorgan U.S. Small Company Opportunities Fund, Russell 2000 Growth Index and the Lipper Small Company Growth Funds Average from June 16, 1997 to December 31, 2001. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Growth Index is an unmanaged index of small, growth-oriented U.S. stocks. The Lipper Small-Cap Growth Funds Average represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

                                  (UNAUDITED)

                          JPMorgan BALANCED FUND
                         PORTFOLIO OF INVESTMENTS

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- 91.2%
--------------------------------------------------------------------------------
                Common Stocks-- 58.7%
                ---------------------
                Aerospace-- 0.2%
         4      General Dynamics Corp.                                 $     342

                AIRLINES-- 0.7%
        58      Southwest Airlines, Inc.                                   1,074

                BANKING-- 2.6%
        18      Bank of America Corp.                                      1,114
        17      Bank of New York Co., Inc.                                   690
        10      First Tennessee National Corp.                               366
        15      SunTrust Banks, Inc.                                         958
        13      Wells Fargo & Co.                                            565
                                                                       ---------
                                                                           3,693

                BIOTECHNOLOGY-- 0.5%
        12      Amgen, Inc. *                                                665

                BROADCASTING/CABLE-- 0.7%
        26      Comcast Corp., Class A *                                     932

                BUSINESS SERVICES-- 0.8%
        38      Sungard Data Systems, Inc. *                               1,106

                COMPUTER NETWORKS-- 0.9%
        70      Cisco Systems, Inc. *                                      1,264

                COMPUTER SOFTWARE-- 4.0%
        16      First Data Corp.                                           1,216
        55      Microsoft Corp. *                                          3,662
        59      Oracle Corp. *                                               820
                                                                       ---------
                                                                           5,698

                COMPUTERS/COMPUTER HARDWARE-- 2.1%
        18      Dell Computer Corp. *                                        478
        21      International Business Machines Corp.                      2,568
                                                                       ---------
                                                                           3,046

                CONSUMER PRODUCTS-- 1.8%
         8      Colgate-Palmolive Co.                                        449
        24      Philip Morris Companies, Inc.                              1,122
        13      Procter & Gamble Co.                                       1,031
                                                                       ---------
                                                                           2,602

                DIVERSIFIED-- 3.5%
        80      General Electric Co.                                       3,224
        29      Tyco International LTD (Bermuda)                           1,723
                                                                       ---------
                                                                           4,947

                FINANCIAL SERVICES-- 5.4%
        56      Citigroup, Inc.                                            2,848
         8      Countrywide Credit Industries, Inc.                          344
        23      Fannie Mae                                                 1,854
        28      Household International, Inc.                              1,643
        10      Merrill Lynch & Co., Inc.                                    506
        13      Morgan Stanley Dean Witter & Co.                             722
                                                                       ---------
                                                                           7,917

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                FOOD/BEVERAGE PRODUCTS-- 3.4%
        18      Anheuser-Busch Companies, Inc.                         $     826
        16      Coca-Cola Co.                                                738
        13      Kraft Foods, Inc., Class A                                   436
        56      Pepsi Bottling Group, Inc.                                 1,315
        22      PepsiCo, Inc.                                              1,053
        17      Sysco Corp.                                                  442
                                                                       ---------
                                                                           4,810

                HEALTH CARE/HEALTH CARE SERVICES-- 1.4%
        13      Becton, Dickinson & Co.                                      435
        17      Biomet, Inc.                                                 534
        11      Tenet Healthcare Corp. *                                     666
         6      UnitedHealth Group, Inc.                                     403
                                                                       ---------
                                                                           2,038

                INSURANCE-- 1.8%
         8      Ambac Financial Group, Inc.                                  464
        20      American International Group, Inc.                         1,597
        10      MBIA, Inc.                                                   542
                                                                       ---------
                                                                           2,603

                MANUFACTURING-- 0.9%
        19      Illinois Tool Works, Inc.                                  1,253

                METALS/MINING-- 0.9%
        36      Alcoa, Inc.                                                1,269

                MULTI-MEDIA-- 2.1%
        43      AOL Time Warner, Inc. *                                    1,379
        14      Gannett Co., Inc.                                            958
        14      Viacom, Inc., Class B *                                      629
                                                                       ---------
                                                                           2,966

                OIL & GAS-- 3.7%
        30      BJ Services Co. *                                            987
         7      ChevronTexaco Corp.                                          659
        61      Exxon Mobil Corp.                                          2,384
        26      Royal Dutch Petroleum Co., N.Y. Registered Shares
                 (Netherlands)                                             1,298
                                                                       ---------
                                                                           5,328

                PHARMACEUTICALS-- 7.0%
        27      Abbott Laboratories                                        1,514
        14      American Home Products Corp.                                 885
        21      Bristol-Myers Squibb Co.                                   1,080
        26      Johnson & Johnson                                          1,537
        13      Lilly (Eli) & Co.                                          1,003
        24      Merck & Co., Inc.                                          1,433
        68      Pfizer, Inc.                                               2,727
                                                                       ---------
                                                                          10,179

                RESTAURANTS/FOOD SERVICES-- 0.8%
        22      Tricon Global Restaurants, Inc. *                          1,085

                RETAILING-- 5.4%
        41      Bed Bath & Beyond, Inc. *                                  1,385
        24      Best Buy Co., Inc. *                                       1,821

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                RETAILING-- CONTINUED
        18      Home Depot, Inc.                                       $     942
        29      Target Corp.                                               1,171
        42      Wal-Mart Stores, Inc.                                      2,424
                                                                       ---------
                                                                           7,743

                SEMI-CONDUCTORS-- 3.7%
        19      Applied Materials, Inc. *                                    763
        75      Intel Corp.                                                2,345
        35      KLA-Tencor Corp. *                                         1,731
        11      Novellus Systems, Inc. *                                     416
                                                                       ---------
                                                                           5,255

                TELECOMMUNICATIONS-- 3.2%
        18      AT&T Corp.                                                   324
        27      BellSouth Corp.                                            1,040
        37      SBC Communications, Inc.                                   1,441
        14      Sprint Corp. (PCS Group) *                                   349
        31      Verizon Communications, Inc.                               1,465
                                                                       ---------
                                                                           4,619

                UTILITIES-- 1.2%
        43      Duke Energy Corp.                                          1,672
                                                                       ---------
                Total Common Stocks                                       84,106
                (Cost $86,766)
                                                                       ---------

   PRINCIPAL
    AMOUNT
     (USD)

                U.S. Treasury Securities-- 4.0%
                -------------------------------
                U.S. Treasury Notes & Bonds,
    $  735       5.13%, 12/31/02 +, @                                        757
       300       5.38%, 02/15/31                                             296
     3,120       6.25%, 08/15/23 +                                         3,301
       175       6.25%, 05/15/30 +                                           189
       970       8.00%, 11/15/21 +                                         1,228
                                                                       ---------
                Total U.S. Treasury Securities                             5,771
                (Cost $5,818)
                                                                       ---------

                U.S. Government Agency Security-- 0.8%
                --------------------------------------
     1,025      Tennessee Valley Authority, 6.75%, 11/01/25 +              1,091
                (Cost $997)
                                                                       ---------
                Corporate Notes & Bonds-- 10.9%
                -------------------------------
                AUTOMOTIVE-- 0.7%
        80      DaimlerChrysler NA Holding Corp., 8.50%, 01/18/31 +           85

                FORD MOTOR CREDIT CO.,
       500       5.80%, 01/12/09 +                                           453
       225       6.25%, 12/08/05 +                                           222
       220       7.38%, 02/01/11                                             217
                                                                       ---------
                                                                             977

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                BANKING-- 0.8%
     $  70      Abbey National Capital Trust I, FRN, 9.01%,
                 12/29/49                                              $      79
       240      Bank of America Corp., 7.40%, 01/15/11 +                     257
       155      Bank One Corp., 7.88%, 08/01/10 +                            171
       290      First Union National Bank, 7.80%, 08/18/10 +                 318
        40      National City Bank, Ser. BKNT, 6.20%, 12/15/11                40
       130      Royal Bank of Scotland, FRN, 7.65%, 12/31/49                 131
        35      Standard Chartered Bank PLC (United Kingdom), #,
                 8.00%, 05/30/31                                              36
        95      SunTrust Banks, Inc., 6.38%, 04/01/11 +                       96
        70      Wells Fargo Bank, N.A., 6.45%, 02/01/11 +                     72
                                                                       ---------
                                                                           1,200

                BROADCASTING/CABLE-- 0.1%
       165      COX Communications, Inc., 6.75%, 03/15/11                    166

                CHEMICALS-- 0.0%
        20      Rohm & Haas Co., 7.85%, 07/15/29                              22

                FINANCIAL SERVICES-- 2.3%
       225      CIT Group, Inc., 6.50%, 02/07/06 +                           234
                Citigroup, Inc.,
       300       7.00%, 12/01/25 +                                           308
       160       7.25%, 10/01/10 +                                           172
                General Motors Acceptance Corp.,
       425       7.25%, 03/02/11 +                                           428
        30       8.00%, 11/01/31                                              30
                Household Finance Corp.,
       825       5.88%, 09/25/04 +                                           850
        85       6.75%, 05/15/11 +                                            85
       160      ING Capital Funding Trust III, 8.44%, 12/31/49               174
                Morgan Stanley Dean Witter & Co.,
       170       6.10%, 04/15/06 +                                           175
        10       6.75%, 04/15/11                                              10
       800      National Rural Utilities Cooperative Finance Corp.,
                 5.50%, 01/15/05 +                                           805
       115      UBS Preferred Funding Trust I, FRN, 8.62%,
                 10/29/49                                                    128
        80      Washington Mutual Bank FA, 6.88%, 06/15/11 +                  82
                                                                       ---------
                                                                           3,481

                FOOD/BEVERAGE PRODUCTS-- 0.6%
        15      Ahold Finance USA, Inc., 6.88%, 05/01/29                      15
       500      Anheuser-Busch Companies, Inc., 6.75%, 08/01/03              528
        20      Conagra Foods, Inc., 6.75%, 09/15/11                          21
        20      Delhaize America, Inc., #, 9.00%, 04/15/31                    24
       115      Kroger Co., 7.50%, 04/01/31 +                                120
       165      Safeway, Inc., 6.50%, 03/01/11 +                             168
                                                                       ---------
                                                                             876

                HEALTH CARE/HEALTH CARE SERVICES-- 0.0%
        30      Tenet Healthcare Corp., #, 6.38%, 12/01/11                    29

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                INSURANCE-- 0.1%
     $  75      Metlife, Inc., 6.13%, 12/01/11                         $      74
        20      Nationwide Financial Services, 6.25%, 11/15/11                20
                                                                       ---------
                                                                              94

                MANUFACTURING-- 0.1%
        75      Honeywell International, Inc., 6.13%, 11/01/11                74

                METALS/MINING-- 0.1%
        75      Alcoa, Inc., 6.00%, 01/15/12                                  74

                MULTI-MEDIA-- 0.4%
       275      AOL Time Warner, Inc., 6.75%, 04/15/11                       281
       165      Clear Channel Communications, Inc., 7.65%,
                 09/15/10 +                                                  170
       140      TCI Communications, Inc., 7.88%, 02/15/26                    149
                                                                       ---------
                                                                             600

                OIL & GAS-- 0.6%
       700      BP Amoco PLC (United Kingdom), 6.50%, 08/01/07               736
        25      Devon Fing Corp. ULC, #, 7.88%, 09/30/31                      25
        15      Kerr-Mcgee Corp., 7.88%, 09/15/31                             16
        60      Occidental Petroleum Corp., 6.75%, 01/15/12                   60
                                                                       ---------
                                                                             837

                PAPER/FOREST PRODUCTS-- 0.0%
        55      International Paper Co., 6.75%, 09/01/11                      55
        10      Westvaco Corp., 8.20%, 01/15/30                               11
                                                                       ---------
                                                                              66

                PHARMACEUTICALS-- 1.0%
       600      Abbott Laboratories, 5.60%, 10/01/03 +                       624
       800      Pharmacia Corp., 5.88%, 12/01/08 +                           802
                                                                       ---------
                                                                           1,426

                PIPELINES-- 0.1%
        35      Kinder Morgan Energy Partners LP, 7.40%, 03/15/31             35
        30      TransCanada Pipelines LTD (Canada) (Yankee),
                 8.63%, 05/15/12                                              34
       125      Williams Companies, Inc., Ser. A, 7.50%, 01/15/31            121
                                                                       ---------
                                                                             190

                RETAILING-- 1.2%
       500      Dayton-Hudson Corp., 6.40%, 02/15/03 +                       521
        45      Federated Department Stores, 7.00%, 02/15/28                  42
       130      Target Corp., 7.00%, 07/15/31 +                              135
       900      Wal-Mart Stores, Inc., 6.55%, 08/10/04 +                     958
                                                                       ---------
                                                                           1,656

                SHIPPING/TRANSPORTATION-- 0.4%
       205      Burlington Northern Santa Fe Corp., 6.75%,
                 07/15/11 +                                                  209
        85      Norfolk Southern Corp., 6.75%, 02/15/11 +                     87
       215      Union Pacific Corp., 6.65%, 01/15/11 +                       219
                                                                       ---------
                                                                             515

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                TELECOMMUNICATIONS-- 1.6%
    $  500      AT&T Corp., 5.63%, 03/15/04                            $     506
       100      AT&T Wireless Services, Inc., 8.75%, 03/01/31                114
       100      BellSouth Capital Funding, 7.88%, 02/15/30                   116
       135      British Telecom PLC (United Kingdom), SUB, 8.88%,
                 12/15/30                                                    156
                Deutsche Telekom International Finance BV
                 (Netherlands),
       220       8.00%, 06/15/10                                             241
        15       8.25%, 06/15/30                                              17
                France Telecom SA (France),
       300       7.75%, 03/01/11                                             320
        15       8.50%, 03/01/31                                              17
       145      GTE Corp., 6.94%, 04/15/28                                   145
       125      Qwest Capital Funding, Inc., 6.88%, 07/15/28 +               109
       290      Sprint Capital Corp., 7.63%, 01/30/11                        304
                Worldcom, Inc.,
       110       7.50%, 05/15/11                                             113
        70       8.25%, 05/15/31                                              74
                                                                       ---------
                                                                           2,232

                UTILITIES-- 0.8%
       600      Baltimore Gas & Electric Co., Ser. D, MTN, 6.90%,
                 02/01/05                                                    631
        70      DTE Energy Co., 7.05%, 06/01/11                               72
       130      Duke Capital Corp., 7.50%, 10/01/09                          137
        95      FirstEnergy Corp., Ser. B, Ser. B, 6.45%, 11/15/11            93
        60      Nisource Finance Corp., 7.88%, 11/15/10 +                     62
        65      Pacificorp, 7.70%, 11/15/31                                   66
        70      Progress Energy, Inc., 7.10%, 03/01/11                        73
                                                                       ---------
                                                                           1,134
                                                                       ---------
                Total Corporate Notes & Bonds                             15,649
                (Cost $15,174)
                                                                       ---------
                RESIDENTIAL MORTGAGE BACKED SECURITIES -- 13.3%
                MORTGAGE BACKED PASS-THROUGH SECURITIES -- 13.3%
                Federal Home Loan Mortgage Corp.,
     1,380       Gold Pool C28259, 6.50%, 06/01/29 +                       1,384
       885       Gold Pool E00532, 6.50%, 02/01/13 +                         904
     1,000       TBA, 6.00%, 01/15/31                                        979
     1,000       TBA, 6.50%, 02/13/32                                        997
                Federal National Mortgage Association,
        45       Pool 535157, 6.50%, 02/01/30                                 45
     1,418       Pool 535497, 6.50%, 08/01/30                              1,420
     1,266       Pool 606827, 6.50%, 10/01/31                              1,266
     1,500       TBA, 6.00%, 01/25/16                                      1,504
     5,245       TBA, 6.00%, 01/25/31                                      5,129
     2,850       TBA, 6.50%, 02/25/31                                      2,838
                Government National Mortgage Association,
       580       Pool 433942, 6.50%, 08/15/28 +                              582
       453       Pool 454102, 6.50%, 12/15/27                                455
        35       Pool 471662, 6.50%, 03/15/28                                 35

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                MORTGAGE BACKED PASS-THROUGH SECURITIES-- CONTINUED
    $  672       Pool 475614, 6.50%, 10/15/28 +                        $     674
       252       Pool 481203, 6.50%, 09/15/28                                253
       623       Pool 489321, 6.50%, 11/15/28                                625
                                                                       ---------
                Total Residential Mortgage Backed Securities              19,090
                (Cost $18,873)
                                                                       ---------
                COMMERCIAL MORTGAGE BACKED SECURITIES-- 1.9%
       385      Bear Stearns Commercial Mortgage Securities, Ser.
                 2001-TOP2, Class A2, 6.48%, 02/15/35 +                      393
       365      Credit Suisse First Boston Mortgage Securities
                 Corp., Ser. 2001-CF2, Class A4, 6.51%, 02/15/34 +           367
     1,903      Countrywide Home Loans, Inc., 7.00%, 03/25/31              1,933
                                                                       ---------
                Total Commercial Mortgage Backed Securities                2,693
                (Cost $2,672)
                                                                       ---------
                ASSET BACKED SECURITIES-- 1.6%
       400      American Express Master Trust, Ser. 1998-1, Class A,
                 5.90%, 04/15/04 +                                           414
       545      AmeriCredit Automobile Receivables Trust,
                 Ser. 2001-B, Class A4, 5.37%, 06/12/08 +                    560
       385      Honda Auto Receivables Owner Trust, Ser. 2001-1,
                 Class A4, 5.56%, 06/19/06 +                                 398
       885      MBNA Credit Card Master Note Trust, Ser. 2001-A1,
                 Class A1, 5.75%, 10/15/08                                   912
                                                                       ---------
                Total Asset Backed Securities                              2,284
                (Cost $2,212)
                                                                       ---------
                Total Long-Term Investments                              130,684
                (Cost $132,512)
                                                                       ---------
      SHORT-TERM INVESTMENTS-- 8.8%
                U.S. GOVERNMENT AGENCY SECURITY-- 8.1%
    11,597      Federal Home Loan Bank, DN, 1.47%, 01/02/02               11,597
                (Cost $11,597)
                COMMERCIAL PAPER-- 0.7%
     1,000      Societe Generale N.A., DN, 1.95%, 01/08/02 +               1,000
                (Cost $1,000)
                                                                       ---------
                Total Short-Term Investments                              12,597
                (Cost $12,597)
                                                                       ---------
                Total Investments - 100.0%                              $143,281
                (Cost $145,109)
                                                                       ---------

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

FUTURES CONTRACTS
----------------------------------------------------------------------------------
                                                        NOTIONAL      UNREALIZED
 NUMBER                                                 VALUE AT     APPRECIATION/
   OF                                   EXPIRATION      12/31/01    (DEPRECIATION)
CONTRACTS   DESCRIPTION                     DATE           (USD)          (USD)
----------------------------------------------------------------------------------
            LONG FUTURES OUTSTANDING
    63      2 Year U.S. Treasury Notes   March, 2002      $13,166          $41
     9      10 Year U.S. Treasury Notes  March, 2002          946           -^
            SHORT FUTURES OUTSTANDING
    55      5 Year U.S. Treasury Notes   March, 2002        5,821          (16)
    23      Eurodollar                   June, 2002         5,615          (19)
     6      U.S. Treasury Bonds          March, 2002          609            9

                       See notes to financial statements.

                            JPMorgan DIVERSIFIED FUND
                            PORTFOLIO OF INVESTMENTS

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- 84.7%
--------------------------------------------------------------------------------
                COMMON STOCKS-- 47.4%
                ADVERTISING-- 0.0%
         2      Getty Images, Inc. *                                   $      48
         8      Key3Media Group, Inc. *                                       40
         5      Obie Media Corp. *                                            13
                                                                       ---------
                                                                             101

                AEROSPACE-- 0.5%
         2      Alliant Techsystems, Inc. *                                  185
        76      BAE Systems PLC (United Kingdom)                             344
         7      Boeing Co.                                                   283
         1      DRS Technologies, Inc. *                                      52
         3      General Dynamics Corp.                                       199
        17      Goodrich Corp.                                               442
         9      Innovative Solutions & Support, Inc. *                        70
        14      Lockheed Martin Corp.                                        653
        34      United Technologies Corp.                                  2,198
                                                                       ---------
                                                                           4,426

                AGRICULTURAL PRODUCTION/SERVICES-- 0.0%
         3      Monsanto Co.                                                  95

                AIRLINES-- 0.2%
         8      AMR Corp. *                                                  166
       478      British Airways PLC (United Kingdom)                       1,357
        23      Delta Air Lines, Inc.                                        664
                                                                       ---------
                                                                           2,187

                APPAREL-- 0.2%
         4      Coach, Inc. *                                                154
        19      Jones Apparel Group, Inc. *                                  614
        17      Nike, Inc., Class B                                          928
         1      Reebok International LTD *                                    36
         6      Skechers U.S.A., Inc., Class A *                              92
         5      Tommy Hilfiger Corp. (Hong Kong) *                            70
         8      Vans, Inc. *                                                 107
                                                                       ---------
                                                                           2,001

                APPLIANCES & HOUSEHOLD DURABLES-- 0.0%
         5      Furniture Brands International, Inc. *                       163
        12      Masco Corp.                                                  284
                                                                       ---------
                                                                             447

                AUTOMOTIVE-- 0.4%
         3      American Axle & Manufacturing Holdings, Inc. *                59
        19      Delphi Automotive Systems Corp.                              254
         9      Ford Motor Co.                                               146
         5      Gentex Corp. *                                               146
         2      Harley-Davidson, Inc.                                        119
        37      Honda Motor Co., LTD (Japan)                               1,480
        43      Hyundai Motor Co., LTD (South Korea), GDR                    431
        10      Lear Corp. *                                                 366
         7      Monaco Coach Corp. *                                         156
        10      National R.V. Holdings, Inc. *                                97
         3      Navistar International Corp. *                               109
         4      Oshkosh Truck Corp.                                          182
         3      Superior Industries International, Inc.                      116

                        See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                AUTOMOTIVE-- CONTINUED
        18      Visteon Corp.                                          $     277
                                                                       ---------
                                                                           3,938

                BANKING-- 2.8%
         7      Astoria Financial Corp.                                      175
       112      Banco Bilbao Vizcaya Argentaria SA (Spain)                 1,386
        13      Bank of New York Co., Inc.                                   547
        88      Bank One Corp.                                             3,447
         8      Banknorth Group, Inc.                                        182
         4      Banner Corp.                                                  73
         2      BB&T Corp.                                                    79
        15      BNP Paribas (France)                                       1,379
         9      City National Corp.                                          442
        39      Commonwealth Bank of Australia (Australia)                   604
         2      Community Bank System, Inc.                                   48
         4      Compass Bancshares, Inc.                                     125
         3      Cullen/Frost Bankers, Inc.                                    83
       192      Daiwa Bank Holdings, Inc. (Japan) *                          120
       189      DBS Group Holdings LTD (Singapore)                         1,413
         6      Doral Financial Corp.                                        194
         1      FirstMerit Corp.                                              22
        11      Golden State Bancorp, Inc.                                   293
        16      GreenPoint Financial Corp.                                   586
         9      Hibernia Corp., Class A                                      157
         6      IndyMac Bancorp, Inc. *                                      129
         6      Irwin Financial Corp.                                         94
         4      Marshall & Ilsley Corp.                                      247
        26      National Australia Bank LTD (Australia)                      422
         7      National Commerce Financial Corp.                            187
        18      NetBank, Inc. *                                              186
         8      Pacific Century Financial Corp.                              201
        31      PNC Financial Services Group, Inc.                         1,748
         3      Silicon Valley Bancshares *                                   67
        17      Societe Generale (France), Class A                           963
         7      SouthTrust Corp.                                             170
         3      Southwest Bancorp of Texas *                                  88
         0^     SunTrust Banks, Inc.                                          25
       166      U.S. Bancorp                                               3,469
        35      UBS AG (Switzerland)                                       1,791
       465      Unicredito Italiano SPA (Italy)                            1,869
        11      Union Planters Corp.                                         487
         3      Wachovia Corp.                                                85
        68      Washington Mutual, Inc.                                    2,207
         6      Waypoint Financial Corp.                                      92
         3      West Coast Bancorp                                            36
         5      Westamerica Bancorp                                          182
         2      Wilmington Trust Corp.                                       139
         1      Wintrust Financial Corp                                       43
                                                                       ---------
                                                                          26,282

                BIOTECHNOLOGY-- 0.6%
         2      Abgenix, Inc. *, +                                            82
        65      Amgen, Inc. *                                              3,658
         5      BioSphere Medical, Inc. *                                     56

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                BIOTECHNOLOGY-- CONTINUED
        11      Charles River Laboratories International, Inc. *       $     377
         3      CuraGen Corp. *                                               62
         2      Diversa Corp. *                                               31
         3      Eden Bioscience Corp. *                                       15
         1      Enzon, Inc. *                                                 66
        33      Human Genome Sciences, Inc. *                              1,110
         3      Integra LifeSciences Holdings Corp. *                         71
         1      Intermune, Inc. *                                             53
         3      Maxygen, Inc. *                                               49
         2      Serologicals Corp. *                                          37
         4      Transgenomic, Inc. *                                          49
        11      Xoma, LTD *                                                  112
                                                                       ---------
                                                                           5,828

                BROADCASTING/CABLE-- 0.3%
         3      Adelphia Communications Corp., Class A *                     103
        46      Charter Communications, Inc., Class A *                      756
        50      Comcast Corp., Class A *                                   1,800
                                                                       ---------
                                                                           2,659

                BUSINESS SERVICES-- 0.5%
         4      Administaff, Inc. *                                           99
         5      Alliance Data Systems Corp. *                                 99
        22      Automatic Data Processing, Inc.                            1,272
       128      Cendant Corp. *                                            2,507
        11      DiamondCluster International, Inc., Class A *                143
       146      Hays PLC (United Kingdom)                                    441
        15      On Assignment, Inc. *                                        354
        16      Source Information Management Co. *                           88
                                                                       ---------
                                                                           5,003

                CHEMICALS-- 0.7%
         1      Air Products & Chemicals, Inc.                                66
         7      Albemarle Corp.                                              163
         4      Cytec Industries, Inc. *                                      95
        30      Dow Chemical Co.                                           1,013
         4      Millennium Chemicals, Inc.                                    54
       338      Mitsubishi Chemical Corp. (Japan)                            720
        10      Olin Corp.                                                   163
         3      OM Group, Inc.                                               202
        21      PPG Industries, Inc.                                       1,065
        26      Praxair, Inc.                                              1,431
        90      Reliance Industries LTD (India), GDR, #                    1,220
        10      Symyx Technologies, Inc. *                                   212
        10      Wellman, Inc.                                                159
                                                                       ---------
                                                                           6,563

                COMPUTER NETWORKS-- 0.7%
       321      Cisco Systems, Inc. *                                      5,807
         0^     Computer Sciences Corp. *                                     20
         8      Electronic Data Systems Corp.                                521
        10      Enterasys Networks, Inc. *                                    84
         3      Foundry Networks, Inc. *                                      28
         3      SafeNet, Inc. *                                               53
                                                                       ---------
                                                                           6,513

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                COMPUTER SOFTWARE-- 2.0%
         4      Activision, Inc. *                                     $      98
         2      Advent Software, Inc. *                                       94
         2      Aspen Technology, Inc. *                                      41
         3      BAM! Entertainment, Inc. *                                    23
        18      BEA Systems, Inc. *                                          276
        18      Borland Software Corp. *                                     278
        10      Citrix Systems, Inc. *                                       215
         8      HNC Software, Inc. *                                         159
         2      Micromuse, Inc. *                                             35
       196      Microsoft Corp. *                                         13,011
         6      NETLQ Corp. *                                                195
       181      Oracle Corp. *                                             2,502
        10      Precise Software Solutions LTD (Israel) *                    198
        39      Siebel Systems, Inc. *                                     1,080
         3      Simplex Solutions, Inc. *                                     50
         4      SmartForce PLC, ADR *                                        104
         4      Software AG (Germany)                                        149
         2      THQ, Inc. *                                                   73
         6      Tier Technologies, Inc., Class B *                           138
         8      Veritas Software Corp. *                                     359
         9      Witness Systems, Inc. *                                      116
                                                                       ---------
                                                                          19,194

                COMPUTERS/COMPUTER HARDWARE-- 1.8%
         9      Compal Electronics, Inc. (Taiwan), Regulation S, GDR          55
        93      Dell Computer Corp. *                                      2,524
         4      EMC Corp. *                                                   50
       122      Fujitsu LTD (Japan)                                          888
        31      Hewlett-Packard Co.                                          641
        74      International Business Machines Corp.                      8,962
         8      Logica PLC (United Kingdom)                                   74
         2      MCSi, Inc. *                                                  37
         2      Mercury Computer Systems, Inc. *                              93
        39      NCR Corp. *                                                1,438
         3      Optimal Robotics Corp., Class A (Canada) *                   116
       166      Sun Microsystems, Inc. *                                   2,036
                                                                       ---------
                                                                          16,914

                CONSTRUCTION-- 0.1%
        84      ABB LTD (Switzerland)                                        809

                CONSTRUCTION MATERIALS-- 0.3%
         1      Compagnie de Saint-Gobain (France)                           147
        10      Dal-Tile International, Inc. *                               235
         6      Elcor Corp.                                                  164
        10      Lafarge SA (France)                                          980
        78      Tostem Inax Holding Corp. (Japan)                          1,055
         6      Universal Forest Products, Inc.                              134
                                                                       ---------
                                                                           2,715

                CONSUMER PRODUCTS-- 1.8%
         7      Alberto-Culver Co., Class B                                  292
         1      Black & Decker Corp.                                          34
       134      British American Tobacco PLC (United Kingdom)              1,132
        36      Colgate-Palmolive Co.                                      2,091

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                CONSUMER PRODUCTS-- CONTINUED
        29      Gillette Co.                                           $     969
        15      Kimberly-Clark Corp.                                         891
       145      Philip Morris Companies, Inc.                              6,629
        45      Procter & Gamble Co.                                       3,577
       100      Reckitt Benckiser PLC (United Kingdom)                     1,461
         7      WD-40 Co.                                                    187
                                                                       ---------
                                                                          17,263

                CONSUMER SERVICES-- 0.0%
         2      Education Management Corp. *                                  67
         5      ITT Educational Services, Inc. *                             169
         5      Weight Watchers International, Inc. *                        156
                                                                       ---------
                                                                             392

                DISTRIBUTION-- 0.0%
         2      Advanced Marketing Services, Inc.                             41
       252      Marubeni Corp. (Japan) *                                     152
                                                                       ---------
                                                                             193

                DIVERSIFIED-- 2.1%
       323      General Electric Co.                                      12,950
         1      Hutchison Whampoa LTD (Hong Kong)                              6
       119      Tyco International LTD (Bermuda)                           7,009
                                                                       ---------
                                                                          19,965

                ELECTRONICS/ELECTRICAL EQUIPMENT-- 0.8%
        12      Advantest Corp. (Japan)                                      662
        52      ARM Holdings PLC (United Kingdom) *                          270
        20      Capstone Turbine Corp. *                                     107
         8      Coherent, Inc. *                                             243
        78      Compal Electronics, Inc (Taiwan), GDR                        492
        10      DDI Corp. *                                                   98
        12      Johnson Controls, Inc.                                       985
        13      Koninklijke Philips Electronics NV (Netherlands)             372
        35      Matsushita Electric Industrial Co., LTD (Japan)              449
        15      Meade Instruments Corp. *                                     53
         3      Mettler-Toledo International, Inc. (Switzerland) *           149
         2      Millipore Corp.                                              146
       240      Minebea Co., LTD (Japan)                                   1,292
       104      NEC Corp. (Japan)                                          1,061
         3      Plexus Corp. *                                                82
        13      Power-One, Inc. *                                            140
         6      Rohm Co., LTD (Japan)                                        766
         1      SanDisk Corp. *                                               15
                                                                       ---------
                                                                           7,382

                ENGINEERING SERVICES-- 0.0%
        30      Encompass Services Corp. *                                    87

                ENTERTAINMENT/LEISURE-- 0.2%
         4      Bally Total Fitness Holding Corp. *                           80
       216      P & O Princess Cruises PLC (United Kingdom) *              1,261
        10      Penn National Gaming, Inc. *                                 292
        11      Six Flags, Inc. *                                            167
         9      WMS Industries, Inc. *                                       187
                                                                       ---------
                                                                           1,987

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                ENVIRONMENTAL SERVICES-- 0.3%
         2      Stericycle, Inc. *                                     $     150
        24      Vivendi Environnement (France)                               786
         5      Waste Connections, Inc. *                                    145
        58      Waste Management, Inc.                                     1,860
                                                                       ---------
                                                                           2,941

                FINANCIAL SERVICES-- 3.8%
         7      Allied Capital Corp.                                         192
         5      American Capital Strategies LTD                              155
         8      American Home Mortgage Holdings, Inc.                         93
        13      AmeriCredit Corp. *                                          404
        29      Ameritrade Holding Corp., Class A *                          173
        32      AMP LTD (Australia)                                          304
        27      Barclays PLC (United Kingdom)                                883
        42      Capital One Financial Corp.                                2,239
       123      Charles Schwab Corp.                                       1,907
       233      Citigroup, Inc.                                           11,768
        61      Countrywide Credit Industries, Inc.                        2,503
       148      Daiwa Securities Group, Inc. (Japan)                         778
        69      E*Trade Group, Inc. *                                        711
         6      eFunds Corp. *                                                87
        15      eSpeed, Inc., Class A *                                      124
        58      Fannie Mae                                                 4,595
         1      First American Corp.                                          25
        33      Freddie Mac                                                2,165
        16      Goldman Sachs Group, Inc.                                  1,512
       627      Grupo Financiero BBVA Bancomer (Mexico), Class O *           574
        20      Household International, Inc.                              1,159
        14      Instinet Group, Inc. *                                       137
        16      MBNA Corp.                                                   577
        21      Medallion Financial Corp.                                    167
         5      Merrill Lynch & Co., Inc.                                    235
         4      MicroFinancial, Inc.                                          37
         3      New Century Financial Corp. *                                 37
        29      Ocwen Financial Corp. *                                      245
         6      R & G Financial Corp., Class B                               101
        25      Stilwell Financial, Inc.                                     667
        10      T. Rowe Price Group, Inc.                                    337
                                                                       ---------
                                                                          34,891

                FOOD/BEVERAGE PRODUCTS-- 2.2%
        91      Coca-Cola Co.                                              4,301
         3      Dean Foods Co. *                                             220
         1      Dreyer's Grand Ice Cream, Inc.                                30
         4      Groupe Danone (France)                                       518
        27      Heineken Holding NV (Netherlands), Class A                   765
        11      Heineken NV (Netherlands)                                    430
        48      Interbrew (Belgium)                                        1,322
        41      Kraft Foods, Inc., Class A                                 1,402
         1      Nestle SA (Switzerland)                                      306
        35      Numico NV (Netherlands)                                      825
        40      PepsiCo, Inc.                                              1,952
         2      Robert Mondavi Corp., Class A *                               78
        66      Safeway, Inc. *                                            2,751

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                FOOD/BEVERAGE PRODUCTS-- CONTINUED
        50      Sysco Corp.                                            $   1,308
       398      Tesco PLC (United Kingdom)                                 1,441
        33      Unilever NV, N.Y. Registered Shares (Netherlands)          1,907
       127      Unilever PLC (United Kingdom)                              1,040
                                                                       ---------
                                                                          20,596

                HEALTH CARE/HEALTH CARE SERVICES-- 1.2%
         3      Accredo Health, Inc. *                                       122
        51      Amersham PLC (United Kingdom)                                496
         5      AMN Healthcare Services, Inc. *                              124
        54      Baxter International, Inc.                                 2,900
        33      Becton, Dickinson & Co.                                    1,081
         4      Bruker Daltonics, Inc. *                                      59
         6      C.R. Bard, Inc.                                              381
         5      Cyberonics, Inc. *                                           121
         5      Eclipsys Corp. *                                              88
        20      Guidant Corp. *                                            1,006
        22      HCA, Inc.                                                    852
         3      Hologic, Inc. *                                               32
        32      Hooper Holmes, Inc.                                          288
        15      I-STAT Corp. *                                               116
         4      LifePoint Hospitals, Inc. *                                  137
         3      NDCHealth Corp.                                               92
        10      Omnicare, Inc.                                               248
         7      Priority Healthcare Corp., Class B *                         237
         1      RehabCare Group, Inc. *                                       33
         8      St. Jude Medical, Inc. *                                     590
         7      STAAR Surgical Co. *                                          28
         2      Techne Corp. *                                                68
        25      Tenet Healthcare Corp. *                                   1,486
         6      Triad Hospitals, Inc. *                                      169
         8      Unilab Corp. *                                               195
                                                                       ---------
                                                                          10,949

                HOTELS/OTHER LODGING-- 0.2%
        27      Marriott International, Inc., Class A                      1,085
        13      Starwood Hotels & Resorts Worldwide, Inc.                    400
        18      Station Casinos, Inc. *                                      201
                                                                       ---------
                                                                           1,686

                INSURANCE-- 2.2%
        47      Aegon NV (Netherlands)                                     1,263
        52      AFLAC, Inc.                                                1,265
        49      Alleanza Assicurazioni SPA (Italy)                           539
        47      Allstate Corp.                                             1,597
        21      Ambac Financial Group, Inc.                                1,215
        53      American International Group, Inc.                         4,183
        19      AXA (France)                                                 389
        24      CIGNA Corp.                                                2,213
        92      Friends Provident PLC (United Kingdom) *                     268
         1      Hartford Financial Services Group, Inc.                       50
         5      HCC Insurance Holdings, Inc.                                 133
        14      Jefferson-Pilot Corp.                                        657
        18      Lincoln National Corp.                                       860
        20      MBIA, Inc.                                                 1,046

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                INSURANCE-- CONTINUED
        46      MetLife, Inc.                                          $   1,467
        47      Mitsui Sumitomo Insurance Co., LTD (Japan)                   221
         1      Muenchener Rueckversicherungs AG (Germany)                   190
        16      Protective Life Corp.                                        472
         8      Prudential Financial, Inc. *                                 256
         2      RenaissanceRe Holdings LTD (Bermuda)                         217
         6      StanCorp Financial Group, Inc.                               260
        17      Torchmark Corp.                                              657
        13      UnumProvident Corp.                                          345
         7      W.R. Berkley Corp.                                           380
         5      Zurich Financial Services AG (Switzerland)                 1,161
                                                                       ---------
                                                                          21,304

                INTERNET SERVICES/SOFTWARE-- 0.1%
         5      eBay, Inc. *                                                 340
        10      ITXC Corp. *                                                  72
         8      Netegrity, Inc. *                                            148
         8      Quovadx, Inc. *                                               70
         6      Retek, Inc. *                                                180
        10      SonicWall, Inc. *                                            203
        10      Tumbleweed Communications Corp. *                             59
         9      VeriSign, Inc. *                                             335
                                                                       ---------
                                                                           1,407

                LEASING-- 0.0%
        13      GATX Corp.                                                   432

                MACHINERY & ENGINEERING EQUIPMENT-- 0.2%
         9      Applied Industrial Technologies, Inc.                        176
         9      Caterpillar, Inc.                                            470
        10      Flowserve Corp. *                                            266
         7      IDEX Corp.                                                   247
        12      Ingersoll-Rand Co.                                           498
        10      MAN AG (Germany)                                             201
         5      York International Corp.                                     196
                                                                       ---------
                                                                           2,054

                MANUFACTURING-- 0.4%
         2      Armor Holdings, Inc. *                                        40
       152      BBA Group PLC (United Kingdom)                               628
         4      Cooper Industries, Inc.                                      150
        17      Danaher Corp.                                              1,032
         8      Eaton Corp.                                                  595
         8      Federal Signal Corp.                                         170
        26      GenTek, Inc.                                                  45
        10      ITT Industries, Inc.                                         525
         5      Roper Industries, Inc.                                       262
                                                                       ---------
                                                                           3,447

                METALS/MINING-- 0.5%
        25      Alcan, Inc. (Canada)                                         902
        68      Alcoa, Inc.                                                2,432
         9      Mueller Industries, Inc. *                                   304
         9      Pechiney SA (France), A Shares                               456
        18      Valmont Industries, Inc.                                     265

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                METALS/MINING-- CONTINUED
       163      WMC LTD (Australia)                                    $     798
                                                                       ---------
                                                                           5,157

                MULTI-MEDIA-- 1.5%
       131      AOL Time Warner, Inc. *                                    4,199
         6      Cablevision Systems Corp-Rainbow Media Group *               157
         5      Crown Media Holdings, Inc., Class A *                         56
        12      Fox Entertainment Group, Inc., Class A *                     318
        24      Gannett Co., Inc.                                          1,634
        47      Gemstar-TV Guide International, Inc. *                     1,291
        10      Hearst-Argyle Television, Inc. *                             216
        13      Insight Communications Co., Inc. *                           323
        53      Liberty Media Corp., Class A *                               746
       101      Reuters Group PLC (United Kingdom)                         1,002
        15      Singapore Press Holdings LTD (Singapore)                     177
        74      Viacom, Inc., Class B *                                    3,272
         8      Vivendi Universal SA (France)                                436
        19      Wolters Kluwer NV (Netherlands)                              422
                                                                       ---------
                                                                          14,249

                OFFICE/BUSINESS EQUIPMENT-- 0.1%
         3      Herman Miller, Inc.                                           63
        61      Ricoh Co., LTD (Japan)                                     1,136
                                                                       ---------
                                                                           1,199

                OIL & GAS-- 3.0%
         9      Abraxas Petroleum Corp. *                                     12
         4      Anadarko Petroleum Corp.                                     227
        15      Atmos Energy Corp.                                           317
         2      Baker Hughes, Inc.                                            84
       137      BG Group PLC (United Kingdom)                                559
        13      Chesapeake Energy Corp. *                                     86
        60      ChevronTexaco Corp.                                        5,411
       649      CNOOC LTD (Hong Kong)                                        612
        30      Conoco, Inc.                                                 841
        19      Cooper Cameron Corp. *                                       775
         9      Core Laboratories NV (Netherlands) *                         127
        23      Diamond Offshore Drilling, Inc.                              684
         1      Energen Corp.                                                 34
       250      Exxon Mobil Corp.                                          9,812
         2      FMC Technologies, Inc. *                                      32
        11      Global Industries LTD *                                       95
         7      Gulf Island Fabrication, Inc. *                               90
        26      LUKOIL (Russia), ADR                                       1,259
        42      McDermott International, Inc. *                              517
         6      Phillips Petroleum Co.                                       331
        10      Repsol YPF SA (Spain)                                        139
        31      Royal Dutch Petroleum Co., N.Y.
                Registered Shares (Netherlands)                            1,539
       156      Santos LTD (Australia)                                       494
        62      Shell Transport & Trading Co., PLC
                 (United Kingdom)                                            423
        10      Spinnaker Exploration Co. *                                  401
         3      Stone Energy Corp. *                                         129
        17      Total Fina Elf SA (France)                                 2,433

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                OIL & GAS-- CONTINUED
         7      Transocean Sedco Forex, Inc.                           $     247
         4      W-H Enegry Services, Inc. *                                   70
         4      Westport Resources Corp. *                                    72
                                                                       ---------
                                                                          27,852

                PACKAGING-- 0.0%
        11      Pactiv Corp. *                                               188

                PAPER/FOREST PRODUCTS-- 0.2%
         8      Aracruz Celulose SA (Brazil), ADR                            142
        17      Buckeye Technologies, Inc. *                                 196
        19      Caraustar Industries, Inc.                                   133
         4      Domtar, Inc. (Canada)                                         36
        16      Georgia-Pacific Group                                        431
        36      Stora Enso OYJ (Finland), R Shares                           452
         3      Temple-Inland, Inc.                                          165
        11      Weyerhaeuser Co.                                             573
         1      Willamette Industries, Inc.                                   47
                                                                       ---------
                                                                           2,175

                PHARMACEUTICALS-- 4.5%
        44      Abbott Laboratories                                        2,453
         3      Adolor Corp. *                                                50
         1      Allergan, Inc.                                                75
        22      Altana AG (Germany)                                        1,118
        99      American Home Products Corp.                               6,057
         4      Amylin Pharmaceuticals, Inc. *                                37
        43      Bristol-Myers Squibb Co.                                   2,203
        13      Cardinal Health, Inc.                                        808
        49      Chugai Pharmaceutical Co., LTD (Japan)                       568
        22      Forest Laboratories, Inc. *                                1,803
        85      GlaxoSmithKline PLC (United Kingdom)                       2,131
         3      ImmunoGen, Inc. *                                             52
         7      Isis Pharmaceuticals, Inc. *                                 149
        82      Johnson & Johnson                                          4,828
         5      La Jolla Pharmaceutical Co. *                                 45
        13      Ligand Pharmaceuticals, Inc., Class B *                      225
        48      Lilly (Eli) & Co.                                          3,801
         3      Medarex, Inc. *                                               61
        28      Merck & Co., Inc.                                          1,635
        66      Mitsubishi Pharma Corp. (Japan)                              744
         7      Neurocrine Biosciences, Inc. *                               371
        39      Novo-Nordisk SA (Denmark), Class B                         1,583
         2      OSI Pharmaceuticals, Inc. *                                   80
       149      Pfizer, Inc.                                               5,943
        10      Pharmacia Corp.                                              439
         8      Schering AG (Germany)                                        418
        79      Schering-Plough Corp.                                      2,843
         9      Takeda Chemical Industries LTD (Japan)                       407
         2      Taro Pharmaceutical Industries LTD (Israel) *                 62
         2      Trimeris, Inc. *                                             107
        15      Vertex Pharmaceuticals, Inc. *                               366
                                                                       ---------
                                                                          41,462

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                PHOTOGRAPHIC EQUIPMENT-- 0.1%
        11      Concord Camera Corp. *                                 $      84
        18      Eastman Kodak Co.                                            530
                                                                       ---------
                                                                             614

                PIPELINES-- 0.3%
        26      Dynegy, Inc., Class A                                        658
        56      El Paso Corp.                                              2,476
         1      Western Gas Resources, Inc.                                   36
                                                                       ---------
                                                                           3,170

                PRINTING & PUBLISHING-- 0.0%
         3      Information Holdings, Inc. *                                  93

                REAL ESTATE-- 0.1%
        67      Sun Hung Kai Properties LTD (Hong Kong)                      541

                REAL ESTATE INVESTMENT TRUST-- 0.4%
         4      America First Mortgage Investments, Inc.                      33
         7      Annaly Mortgage Management, Inc.                             118
         3      Anworth Mortgage Asset Corp.                                  23
         4      Boston Properties, Inc.                                      141
         5      CarrAmerica Realty Corp.                                     147
         7      Centerpoint Properties Corp.                                 344
         1      Chelsea Property Group, Inc.                                  48
        14      Cousins Properties, Inc.                                     341
         8      Equity Office Properties Trust                               229
         4      FBR Asset Investment Corp.                                   119
        10      General Growth Properties, Inc.                              385
         4      Highwoods Properties, Inc.                                   114
         1      Home Properties of New York, Inc.                             45
         4      Hospitality Properties Trust                                 106
         5      InnKeepers USA Trust                                          51
         9      Mission West Properties, Inc.                                114
         1      Post Properties, Inc.                                         44
        12      Prentiss Properties Trust                                    338
         5      ProLogis Trust                                               114
        13      United Dominion Realty Trust, Inc.                           192
        13      Ventas, Inc.                                                 151
         5      Weingarten Realty Investors                                  234
                                                                       ---------
                                                                           3,431

                RESTAURANTS/FOOD SERVICES-- 0.2%
        13      AFC Enterprises, Inc. *                                      375
         5      CEC Entertainment, Inc. *                                    204
        67      McDonald's Corp.                                           1,766
                                                                       ---------
                                                                           2,345

                RETAILING-- 2.6%
         7      1-800-FLOWERS.COM, Inc. *                                    105
        30      Abercrombie & Fitch Co., Class A *                           807
         7      Alloy, Inc. *                                                152
         4      AnnTaylor Stores Corp. *                                     144
        20      Bed Bath & Beyond, Inc. *                                    678
        54      Compagnie Financiere Richemont AG, Class A                   996
         7      Cost Plus, Inc. *                                            182

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                RETAILING-- CONTINUED
         8      Costco Wholesale Corp. *                               $     359
         4      Duane Reade, Inc. *                                          134
        13      Fast Retailing Co., LTD (Japan)                            1,130
         9      Federated Department Stores, Inc. *                          348
         7      Genesco, Inc. *                                              152
       110      Home Depot, Inc.                                           5,611
         4      HOT Topic, Inc. *                                            121
        25      Kohl's Corp. *                                             1,768
         3      Linens `n Things, Inc. *                                      77
         2      Lowe's Companies, Inc.                                       111
       227      MFI Furniture Group PLC (United Kingdom)                     462
        32      Next PLC (United Kingdom)                                    422
         2      Pier 1 Imports, Inc.                                          27
        10      School Specialty, Inc. *                                     232
        54      Target Corp.                                               2,221
        48      TJX Companies, Inc.                                        1,897
       115      Wal-Mart Stores, Inc.                                      6,635
         4      Walgreen Co.                                                 131
                                                                       ---------
                                                                          24,902

                SEMI-CONDUCTORS-- 1.7%
        38      Altera Corp. *                                               808
         6      ANADIGICS, Inc. *                                             98
        12      Analog Devices, Inc. *                                       510
        37      Applied Materials, Inc. *                                  1,465
         9      Asyst Technologies, Inc. *                                   119
         3      ATMI, Inc. *                                                  74
        10      August Technology Corp. *                                    105
         4      AXT, Inc. *                                                   64
         2      Broadcom Corp., Class A *                                     86
       172      Chartered Semiconductor Manufacturing LTD
                 (Singapore) *                                               456
         8      Exar Corp. *                                                 167
         6      HI/FN, Inc. *                                                 94
         3      Integrated Circuit Systems, Inc. *                            67
       240      Intel Corp.                                                7,536
         8      Kopin Corp. *                                                114
         9      Lattice Semiconductor Corp. *                                183
        16      Linear Technology Corp.                                      613
         2      LTX Corp. *                                                   51
         7      Maxim Integrated Products, Inc. *                            347
         3      Mykrolis Corp. *                                              54
         3      Oak Technology, Inc. *                                        41
         5      Photronics, Inc. *                                           171
         3      PRI Automation, Inc. *                                        57
         6      Silicon Image, Inc. *                                         24
         3      Silicon Storage Technology, Inc. *                            25
        17      Stratos Lightwave, Inc. *                                    104
        44      Texas Instruments, Inc.                                    1,224
         4      Therma-Wave, Inc. *                                           52
         5      TriQuint Semiconductor, Inc. *                                65

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                SEMI-CONDUCTORS-- CONTINUED
         1      Veeco Instruments, Inc. *                              $      32
        36      Xilinx, Inc. *                                             1,414
                                                                       ---------
                                                                          16,220

                SHIPPING/TRANSPORTATION-- 0.0%
         4      FedEx Corp. *                                                187

                STEEL-- 0.2%
        21      Acerinox SA (Spain)                                          709
     1,186      Corus Group PLC (United Kingdom) *                         1,243
         8      Reliance Steel & Aluminum                                    222
                                                                       ---------
                                                                           2,174

                TELECOMMUNICATIONS-- 3.0%
         9      Alamosa Holdings, Inc. *                                     107
        29      American Tower Corp., Class A *                              272
       105      AT&T Corp.                                                 1,910
        57      AT&T Wireless Services, Inc. *                               812
        38      BellSouth Corp.                                            1,454
        10      Boston Communications Group *                                111
        88      Cable & Wireless PLC                                         423
        60      China Mobile LTD *                                           211
        55      Compania Anonima Nacional Telefonos de
                 Venezuela (CANTV) (Venezuela), ADR                          777
         8      Crown Castle International Corp. *                            80
         0      KDDI Corp.                                                   353
        21      Nextel Communications, Inc., Class A *                       233
        22      Nokia OYJ                                                    578
         0      NTT Docomo, Inc.                                             799
       116      Qwest Communications International, Inc.                   1,635
        78      SBC Communications, Inc.                                   3,063
        64      Sprint Corp. (PCS Group) *                                 1,552
        74      Telefonaktiebolaget LM Ericsson, B Shares                    405
       105      Telefonica SA *                                            1,406
       119      Verizon Communications, Inc.                               5,638
     1,326      Vodafone Group PLC                                         3,469
       136      WorldCom, Inc. (WorldCom Group) *                          1,908
                                                                       ---------
                                                                          27,196

                TELECOMMUNICATIONS EQUIPMENT-- 0.5%
         9      Advanced Fibre Communication, Inc. *                         157
         2      Anaren Microwave, Inc. *                                      36
         8      Centillium Communications, Inc. *                             59
        27      CIENA Corp. *                                                388
         3      Commscope, Inc. *                                             58
        11      Corvis Corp. *                                                35
         8      Ectel LTD (Israel) *                                         133
        64      JDS Uniphase Corp. *                                         555
         7      Juniper Networks, Inc. *                                     129
       153      Motorola, Inc.                                             2,291
         3      Polycom, Inc. *                                               88
        23      Qualcomm, Inc. *                                           1,182
         5      Remec, Inc. *                                                 53
         1      Spirent PLC (United Kingdom)                                   1
                                                                       ---------
                                                                           5,165

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                TEXTILES-- 0.0%
         3      Mohawk Industries, Inc. *                              $     172

                TOYS & GAMES-- 0.2%
        24      Hasbro, Inc.                                                 391
        10      JAKKS Pacific, Inc. *                                        186
        65      Mattel, Inc.                                               1,113
                                                                       ---------
                                                                           1,690

                TRANSPORTATION-- 0.3%
         2      Arkansas Best Corp. *                                         70
        43      Burlington Northern Santa Fe Corp.                         1,219
         5      Forward Air Corp. *                                          153
        37      TPG NV (Netherlands)                                         792
         6      Werner Enterprises, Inc.                                     140
                                                                       ---------
                                                                           2,374

                UTILITIES-- 1.3%
         5      Allete, Inc.                                                 130
         6      Ameren Corp.                                                 262
        20      Cleco Corp.                                                  443
        43      CMS Energy Corp.                                           1,024
         2      Dominion Resources, Inc.                                     108
        21      DTE Energy Co.                                               881
        61      Edison International *                                       926
        50      Entergy Corp.                                              1,947
         8      FPL Group, Inc.                                              474
       146      Hong Kong Electric Holdings (Hong Kong)                      541
        98      Iberdrola SA (Spain)                                       1,276
        65      PG&E Corp. *                                               1,247
        11      Pinnacle West Capital Corp.                                  452
         7      Potomac Electric Power Co.                                   156
         9      PPL Corp.                                                    328
        22      Progress Energy, Inc.                                      1,004
       220      Scottish Power PLC                                         1,218
        11      Wisconsin Energy Corp.                                       244
         1      XCEL Energy, Inc.                                             17
                                                                       ---------
                                                                          12,678

                WHOLESALING-- 0.1%
        13      W.W. Grainger, Inc.                                          624
                                                                       ---------
                Total Common Stocks                                      448,509
                (Cost $383,157)
                                                                       ---------
                PREFERRED STOCKS-- 0.3%
                -----------------------
                HEALTH CARE/HEALTH CARE SERVICES-- 0.1%
        13      Fresenius Medical Care AG                                    586

                MULTI-MEDIA-- 0.1%
       231      News Corp., LTD                                            1,541

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                TELECOMMUNICATIONS-- 0.1%
        33      Tele Norte Leste Participacoes SA (Brazil), ADR        $     520
                                                                       ---------
                Total Preferred Stocks                                     2,647
                (Cost $2,702)
                                                                       ---------
                WARRANT-- 0.0%
        24      Vivendi Environnement, expires 03/08/06                       10
                (Cost $0)
                                                                       ---------
                INVESTMENT COMPANIES-- 7.5%
         4      Gladstone Capital Corp.                                       82
       323      S&P 500 Depositary Receipt                                36,839
       302      S&P 500 Index Fund                                        34,505
                                                                       ---------
                Total Investment Companies                                71,426
                (Cost $72,073)
                                                                       ---------

   PRINCIPAL
    AMOUNT
     (USD)

                U.S. TREASURY SECURITIES-- 3.2%
                U.S. Treasury Notes & Bonds,
   $ 1,450       3.00%, 11/30/03 +                                         1,451
    10,000       3.50%, 11/15/06 @                                         9,638
     9,170       4.22%, 11/15/15 +                                         4,070
       500       6.00%, 08/15/04 @                                           531
     1,305       6.25%, 05/15/30 +                                         1,412
    10,805       8.00%, 11/15/21 +, @                                     13,678
                                                                       ---------
                Total U.S. Treasury Securities                            30,780
                (Cost $30,481)
                                                                       ---------

                U.S. GOVERNMENT AGENCY SECURITY-- 0.6%
     5,160      Federal National Mortgage Association, 7.13%,              5,726
                 01/15/30 +
                (Cost $5,552)
                                                                       ---------

                FOREIGN GOVERNMENT SECURITIES-- 0.1%
                United Mexican States (Mexico),
       145       8.13%, 12/30/19                                             141
       265       9.88%, 02/01/10                                             296
       300       11.38%, 09/15/16                                            370
       250       MTN, 8.30%, 08/15/31                                        245
                                                                       ---------
                Total Foreign Government Securities                        1,052
                (Cost $1,055)
                                                                       ---------

                CORPORATE NOTES & BONDS-- 7.7%
                ADVERTISING-- 0.1%
     1,000      Lamar Advertising Co., 8.63%, 09/15/07                     1,035

                AEROSPACE-- 0.0%
       210      BE Aerospace, Inc., Ser. B, 8.88%, 05/01/11 +                179

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                AIRLINES-- 0.2%
   $ 2,206      US Airways, Inc., 7.08%, 03/20/21 +                    $   2,138

                APPAREL-- 0.0%
       140      Levi Strauss & Co., 11.63%, 01/15/08 +                       124

                AUTOMOTIVE-- 0.5%
       680      DaimlerChrysler NA Holding Corp., 7.75%, 01/18/11 +          705
         5      Ford Motor Co., 7.45%, 07/16/31 +                              5
                Ford Motor Credit Co.,
       730       7.38%, 02/01/11 +                                           720
     2,985       7.88%, 06/15/10 +                                         3,028
       270      General Motors Acceptance Corp., 6.88%, 09/15/11 +           264
                                                                       ---------
                                                                           4,722

                BANKING-- 1.1%
       400      Abbey National Capital Trust I, FRN, 9.01%,
                 12/29/49 +                                                  452
     1,270      Bank of America Corp., 7.40%, 01/15/11 +                   1,362
       870      Bank One Corp., 7.88%, 08/01/10 +                            961
       335      Dresdner Funding Trust I, #, 8.15%, 06/30/31 +               358
     1,250      FCB/SC Capital Trust I, 8.25%, 03/15/28 +                  1,194
     1,290      First Union National Bank, 7.80%, 08/18/10 +               1,415
       385      National Australia Bank LTD (Australia) (Yankee),
                 Ser. A, 8.60%, 05/19/10 +                                   441
     1,095      Regions Financial Corp., 7.00%, 03/01/11 +                 1,138
                Royal Bank of Scotland Group PLC (United Kingdom),
     1,000       7.82%, 12/31/49 +                                         1,066
       275       FRN, 7.65%, 12/31/49 +                                      277
       175      Standard Chartered Bank PLC (United Kingdom), #,
                 8.00%, 05/30/31 +                                           178
       475      SunTrust Banks, Inc., 6.38%, 04/01/11 +                      482
                                                                       ---------
                                                                           9,324

                BROADCASTING/CABLE-- 0.3%
       885      Adelphia Communications Corp., 9.38%, 11/15/09               841
       750      Charter Communications Holdings LLC, 8.25%,
                 04/01/07                                                    716
     1,000      Comcast Cable Communications Corp., 7.13%,
                 06/15/13                                                  1,023
       195      Echostar DBS Corp., #, 9.13%, 01/15/09                       195
                                                                       ---------
                                                                           2,775

                BUSINESS SERVICES-- 0.0%
       320      Iron Mountain, Inc., 8.63%, 04/01/13 +                       330

                CHEMICALS-- 0.2%
       350      Huntsman ICI Chemicals LLC, 10.13%, 07/01/09 +               326
       600      Lyondell Chemical Co., Ser. B, 9.88%, 05/01/07 +             599
       605      Rohm & Haas Co., 7.85%, 07/15/29 +                           672
                                                                       ---------
                                                                           1,597

                CONSTRUCTION-- 0.0%
       330      D.R. Horton, Inc., 9.75%, 09/15/10 +                         344

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                CONSUMER PRODUCTS-- 0.0%
    $  255      Playtex Products, Inc., 9.38%, 06/01/11 +              $     268

                CONSUMER SERVICES-- 0.0%
       325      United Rentals NA, Inc., #, 10.75%, 04/15/08 +               345

                ENTERTAINMENT/LEISURE-- 0.0%
       500      Premier Parks, Inc., SUB, 0.00%, 04/01/08 +                  426

                ENVIRONMENTAL SERVICES-- 0.1%
       710      Allied Waste North America, Ser. B, 10.00%,
                 08/01/09                                                    728

                FINANCIAL SERVICES-- 1.3%
     2,240      Citigroup, Inc., 7.25%, 10/01/10 +                         2,402
     1,675      General Motors Acceptance Corp., 7.25%, 03/02/11 +
                Household Finance Corp.,                                   1,687
       270       6.75%, 05/15/11 +                                           269
       625       8.00%, 07/15/10 +                                           679
     2,295      HSBC Capital Funding LP (Channel Islands), FRN, #,
                 9.55%, 12/29/49 +                                         2,650
     1,685      ING Capital Funding Trust III, 8.44%, 12/31/49 +           1,837
       750      McKesson Financial of Canada (Canada), #, 6.55%,
                 11/01/02 +                                                  758
       137      Oil Purchase Co., #, 7.10%, 04/30/02                         136
       915      UBS Preferred Funding Trust I, FRN, 8.62%,                 1,015
                 10/29/49 +
       395      Washington Mutual Bank FA, 6.88%, 06/15/11 +                 404
                                                                       ---------
                                                                          11,837

                FOOD/BEVERAGE PRODUCTS-- 0.2%
       125      Conagra Foods, Inc., 6.75%, 09/15/11 +                       128
       260      Del Monte Corp., #, 9.25%, 05/15/11 +                        267
        90      Delhaize America, Inc., #, 9.00%, 04/15/31 +                 107
       250      Fleming Companies, Inc., Ser. B, 10.63%, 07/31/07 +          250
       995      Kroger Co., 8.00%, 09/15/29 +                              1,097
                                                                       ---------
                                                                           1,849

                HEALTH CARE/HEALTH CARE SERVICES-- 0.2%
       345      Alliance Imaging, Inc., 10.38%, 04/15/11 +                   366
       215      Beverly Enterprises, Inc., 9.63%, 04/15/09 +                 225
       390      HCA, Inc., 7.88%, 02/01/11 +                                 402
       510      Healthsouth Corp., 10.75%, 10/01/08 +                        560
       165      Tenet Healthcare Corp., #, 6.38%, 12/01/11 +                 161
                                                                       ---------
                                                                           1,714

                HOTELS/OTHER LODGING-- 0.1%
       160      Mandalay Resort Group, Ser. B, 10.25%, 08/01/07 +            166
       510      MGM Mirage, Inc., 8.38%, 02/01/11 +                          504
                                                                       ---------
                                                                             670

                INSURANCE-- 0.1%
       390      Metlife, Inc., 6.13%, 12/01/11 +                             387
       110      Nationwide Financial Services, 6.25%, 11/15/11 +             107
                                                                       ---------
                                                                             494

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                MULTI-MEDIA-- 0.6%
    $  815      AOL Time Warner, Inc., 7.63%, 04/15/31                 $     863
       130      Charter Communications Holdings LLC/Charter
                 Communications Holdings Capital Corp., 11.13%,
                 01/15/11                                                    138
       965      Clear Channel Communications, Inc., 7.65%,
                 09/15/10                                                    996
       665      Cox Communications, Inc., 7.75%, 11/01/10                    715
       135      Liberty Media Corp., 8.25%, 02/01/30                         128
       340      Mediacom LLC/Mediacom Capital Corp., 9.50%,
                 01/15/13                                                    353
       780      News America Holdings, Inc., 7.75%, 12/01/45                 749
       285      Primedia, Inc., 8.88%, 05/15/11 +                            255
     1,200      TCI Communications, Inc., 7.88%, 02/15/26                  1,274
       395      Telewest Communications PLC (United Kingdom)
                 (Yankee), 9.88%, 02/01/10                                   284
       220      Young Broadcasting, Inc., #, 10.00%, 03/01/11                205
                                                                       ---------
                                                                           5,960

                OIL & GAS-- 0.3%
       780      Amerada Hess Corp., 7.88%, 10/01/29                          826
       600      Chesapeake Energy Corp., #, 8.13%, 04/01/11                  585
       125      Devon Fing Corp. ULC, #, 7.88%, 09/30/31                     123
       470      Kerr-McGee Corp., 6.88%, 09/15/11                            473
       440      Lasmo USA, Inc., 7.30%, 11/15/27                             462
       320      Occidental Petroleum Corp., 6.75%, 01/15/12                  321
       455      Transocean Sedco Forex, Inc., 6.63%, 04/15/11                447
                                                                       ---------
                                                                           3,237

                PAPER/FOREST PRODUCTS-- 0.0%
        55      Abitibi-Consolidated, Inc. (Canada) (Yankee), 8.55%,
                 08/01/10 +                                                   58
       225      International Paper Co., 6.75%, 09/01/11 +                   226
        40      Westvaco Corp., 8.20%, 01/15/30 +                             42
                                                                       ---------
                                                                             326

                PIPELINES-- 0.5%
                DYNEGY HOLDINGS, INC.,
     2,000       6.88%, 07/15/02                                           1,927
       705       7.45%, 07/15/06                                             620
       970      El Paso Corp., 7.00%, 05/15/11                               948
       155      Kinder Morgan Energy Partners LP, 7.40%, 03/15/31            156
       125      TransCanada Pipelines LTD (Canada) (Yankee),
                 8.63%, 05/15/12                                             141
       750      Williams Companies, Inc., Ser. A, 7.50%, 01/15/31            726
                                                                       ---------
                                                                           4,518

                REAL ESTATE INVESTMENT TRUST-- 0.1%
       550      FelCor Lodging Trust, Inc., #, 9.50%, 09/15/08 +             544

                RESTAURANTS/FOOD SERVICES-- 0.0%
       270      Tricon Global Restaurants, Inc., 8.88%, 04/15/11 +           286

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                RETAILING-- 0.1%
    $  160      Albertson's, Inc., 7.50%, 02/15/11 +                   $     172
       245      Federated Department Stores, 7.00%, 02/15/28 +               228
       865      Lowe's Companies, Inc., 6.88%, 02/15/28 +                    862
                                                                       ---------
                                                                           1,262

                SEMI-CONDUCTORS-- 0.0%
       170      Fairchild Semiconductor International, Inc., 10.50%,
                 02/01/09 +                                                  179

                SHIPPING/TRANSPORTATION-- 0.0%
       460      Norfolk Southern Corp., 6.75%, 02/15/11 +                    471

                TELECOMMUNICATIONS-- 1.5%
       420      American Cellular Corp., 9.50%, 10/15/09                     412
       460      American Tower Corp., 9.38%, 02/01/09                        365
       790      AT&T Corp., 6.50%, 03/15/29                                  690
     1,145      AT&T Wireless Services, Inc., 7.88%, 03/01/11              1,220
     1,195      British Telecom PLC (United Kingdom), SUB, 8.37%,
                 12/15/10                                                  1,320
       380      Cox Enterprises, Inc., #, 7.88%, 09/15/10                    400
                Crown Castle International Corp.,
       345       9.38%, 08/01/11                                             317
       325       10.75%, 08/01/11                                            318
       785      Deutsche Telekom International Finance BV
                 (Netherlands), 8.25%, 06/15/30                              871
     1,100      France Telecom SA (France), SUB, #, 7.75%,
                 03/01/11                                                  1,178
       770      Global Crossing Holdings LTD (Bermuda) (Yankee),
                 9.13%, 11/15/06                                              77
       250      KPNQwest NV (Netherlands) (Yankee), 8.13%,
                 06/01/09                                                    161
                Nextel Communications, Inc.,
       715       9.38%, 11/15/09                                             554
       835       9.50%, 02/01/11                                             639
     1,015      Qwest Capital Funding, Inc., #, 7.25%, 02/15/11              985
       280      Rogers Wireless Communications, Inc. (Canada),
                 9.63%, 05/01/11                                             289
                Sprint Capital Corp.,
        30       6.88%, 11/15/28                                              27
     1,685       7.63%, 01/30/11                                           1,767
       220      Time Warner Telecom, Inc., 10.13%, 02/01/11                  175
       560      Verizon Global Funding Corp., #, 7.75%, 12/01/30             621
       685      WorldCom, Inc., 8.25%, 05/15/31                              722
                                                                       ---------
                                                                          13,108

                TRANSPORTATION-- 0.0%
       235      Burlington Northern Santa Fe Corp., 7.08%,
                 05/13/29 +                                                  235

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                UTILITIES-- 0.2%
    $  490      Calpine Corp., 8.50%, 02/15/11                         $     439
       410      CMS Energy Corp., 8.50%, 04/15/11                            406
       475      FirstEnergy Corp., Ser. B, 6.45%, 11/15/11                   465
       285      Nisource Finance Corp., 7.88%, 11/15/10 +                    295
                                                                       ---------
                                                                           1,605
                                                                       ---------

                Total Corporate Notes & Bonds                             72,630
                (Cost $72,642)
                                                                       ---------
                RESIDENTIAL MORTGAGE BACKED SECURITIES-- 13.9%
                COLLATERALIZED MORTGAGE OBLIGATIONS-- 0.3%
       168      General Electric Capital Mortgage Services, Inc., Ser.
                 1995-10, Class B2, 7.00%, 10/25/10 +                        168
     2,500      Bear Stearns Structured, Inc., Ser. 1997-2, Class 1A5,
                 #, 7.00%, 08/25/36 +                                      2,518
                                                                       ---------
                                                                           2,686

                MORTGAGE BACKED PASS-THROUGH SECURITIES-- 13.6%
                FEDERAL HOME LOAN MORTGAGE CORP.,
     6,495      Gold Pool W10004, 6.90%, 12/01/10 +                        6,754
    11,500      TBA, 6.00%, 01/15/31                                      11,259
    14,500      TBA, 6.50%, 02/13/32                                      14,456
                FEDERAL NATIONAL MORTGAGE ASSOCIATION,
     3,037      Pool 415536, 6.50%, 03/01/28 +                             3,044
     4,000      TBA, 6.00%, 01/25/16                                       4,010
     8,975      TBA, 6.00%, 01/25/31                                       8,776
    62,565      TBA, 6.50%, 02/25/31                                      62,312
     3,870      TBA, 7.00%, 01/25/31                                       3,943
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION,
       166      Pool 421638, 6.50%, 12/15/28                                 167
        33      Pool 433666, 6.50%, 03/15/28                                  33
       120      Pool 447223, 8.50%, 06/15/27                                 128
       170      Pool 447928, 6.50%, 05/15/28                                 170
       585      Pool 455539, 8.50%, 09/15/27                                 620
       647      Pool 455565, 8.50%, 09/15/27                                 686
       124      Pool 458147, 6.50%, 04/15/28                                 124
       167      Pool 458600, 6.50%, 04/15/28                                 167
       485      Pool 458887, 6.50%, 05/15/28                                 487
        62      Pool 460197, 6.50%, 03/15/28                                  62
       728      Pool 465963, 6.50%, 03/15/28                                 730
       570      Pool 467099, 6.50%, 08/15/28                                 572
       567      Pool 468164, 6.50%, 08/15/28                                 569
       488      Pool 468691, 6.50%, 02/15/28                                 490
       542      Pool 469222, 6.50%, 03/15/28                                 543
       527      Pool 473617, 6.50%, 11/15/28                                 529
       160      Pool 474258, 6.50%, 04/15/28                                 160
       283      Pool 476245, 6.50%, 10/15/28                                 284
        34      Pool 478380, 6.50%, 09/15/28                                  34
       174      Pool 481565, 6.50%, 10/15/28                                 174
       173      Pool 482832, 6.50%, 11/15/28                                 173
       592      Pool 482881, 6.50%, 12/15/28                                 594
       707      Pool 484424, 6.50%, 09/15/28                                 709

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                MORTGAGE BACKED PASS-THROUGH SECURITIES-- CONTINUED
    $  137      Pool 486793, 6.50%, 12/15/28                           $     137
       231      Pool 489967, 6.50%, 10/15/28                                 231
       160      Pool 490726, 6.50%, 10/15/28                                 161
       244      Pool 497262, 6.50%, 12/15/28                                 245
     5,130      LB-UBS Commercial Mortgage Trust, Ser. 2001-C7,
                 Class A3, 5.64%, 12/16/33 +                               5,098
                                                                       ---------
                                                                         128,631
                                                                       ---------

                Total Residential Mortgage Backed Securities             131,317
                (Cost $130,051)
                                                                       ---------

                COMMERCIAL MORTGAGE BACKED SECURITIES -- 3.3%
                CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP.,
       470      Ser. 1999-C1, Class A2, 7.29%, 09/15/09 +                    498
       120      Ser. 2001-CK1, Class A3, 6.38%, 12/16/35 +                   120
     8,000      First Union Commercial Mortgage Securities, Inc.,
                 Ser. 1997-C1, Class A3, 7.38%, 04/18/29 +                 8,575
     6,700      LB Commercial Conduit Mortgage Trust, Ser.
                 1998-C1, Class A3, 6.48%, 02/18/30 +                      6,935
     6,000      Merrill Lynch Mortgage Investors, Inc., Ser. 1998-C2,
                 Class A2, 6.39%, 02/15/30 +                               6,120
     8,220      PNC Mortgage Acceptance Corp., Ser. 2000-C1,
                 Class A2, 7.61%, 02/15/10 +                               8,817
                                                                       ---------
                Total Commercial Mortgage Backed Securities               31,065
                (Cost $29,003)
                                                                       ---------

                ASSET BACKED SECURITIES-- 0.7%
     1,448      EQCC Home Equity Loan Trust, Ser. 1997-3, Class A8,
                 6.41%, 12/15/04                                           1,502
     5,000      Ford Credit Auto Owner Trust, Ser. 2000-D, Class A4,
                 7.13%, 07/15/04 +                                         5,121
                                                                       ---------
                Total Asset Backed Securities                              6,623
                (Cost $6,461)
                                                                       ---------
                Total Long-Term Investments                              801,785
                (Cost $733,177)
                                                                       ---------

      SHORT-TERM INVESTMENTS-- 15.3%
                U.S. TREASURY SECURITY-- 0.0%
       204      U.S. Treasury Bill, 1.83%, 04/18/02, @
                (Cost $203)                                                  203
                                                                       ---------
                COMMERCIAL PAPER-- 1.2%
     3,535      American Electric Power Co., 4.12%, 02/27/02 +             3,517
     8,000      Den Norske Bank (Norway), 1.78%, 01/14/02 +                7,995
                                                                       ---------
                Total Commercial Paper                                    11,512
                (Cost $11,506)
                                                                       ---------

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      SHORT-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                MONEY MARKET FUND-- 14.1%
   133,788      JPMorgan Prime Money Market Fund (a) +                   133,788
                (Cost $133,788)
                                                                       ---------
                Total Short-Term Investments                             145,503
                (Cost $145,497)
                                                                       ---------
                Total Investments-- 100.0%                              $947,288
                (Cost $878,674)
                                                                       ---------

FUTURES CONTRACTS

-----------------------------------------------------------------------------------
                                                         NOTIONAL      UNREALIZED
  NUMBER                                                 VALUE AT     APPRECIATION/
    OF                                   EXPIRATION      12/31/01    (DEPRECIATION)
 CONTRACTS  DESCRIPTION                     DATE           (USD)          (USD)
----------  -----------                  ----------      --------    --------------
            LONG FUTURES OUTSTANDING
    348     2 Year U.S. Treasury Notes   March, 2002      $72,727         $228
    34      DJ Euro Index                March, 2002        1,160           51
    34      S&P 500 Index                March, 2002        9,768          (78)
    10      FTSE 100 Index               March, 2002          758           13
     7      TOPIX Index                  March, 2002          546            5
     1      U.S. Treasury Bond           March, 2002          102           (1)
            SHORT FUTURES OUTSTANDING
    280     5 Year U.S. Treasury Notes   March, 2002       29,632          (85)
    116     10 Year U.S. Treasury Notes  March, 2002       12,196          (47)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

--------------------------------------------------------------------------------------
                                                                              NET
                                                                          UNREALIZED
                                            SETTLEMENT     12/31/01      APPRECIATION/
                              SETTLEMENT       VALUE         VALUE      (DEPRECIATION)
CONTRACTS TO BUY                 DATE          (USD)         (USD)           (USD)
-----------------             ----------    ----------     --------     --------------
    1,370  AUD                 03/19/02      $   706     $     698          $ (8)
      770  CHF                 03/19/02          464           463            (1)
    9,208  EUR                 03/19/02        8,182         8,222            40
      985  GBP for
    1,570  EUR                 03/19/02        1,402         1,427            25
  207,648  JPY                 03/19/02        1,655         1,591           (64)
   82,625  JPY for
      720  EUR                 03/19/02          643           633           (10)
    3,850  NOK                 03/19/02          424           425             1
   18,198  SEK                 03/19/02        1,724         1,727             3
                                             -------       -------          -----
                                             $15,200       $15,186          $(14)
                                             -------       -------          -----

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-- CONTINUED
-------------------------------------------------------------------------------------
                                                                            NET
                                                                        UNREALIZED
                                           SETTLEMENT     12/31/01     APPRECIATION/
                              SETTLEMENT      VALUE         VALUE      (DEPRECIATION)
CONTRACTS TO SELL                DATE         (USD)         (USD)           (USD)
-----------------             ----------   ----------     --------     --------------
    3,200  AUD                 03/19/02      $ 1,644       $ 1,630          $ 14
   11,621  DKK                 03/19/02        1,385         1,387            (2)
    1,240  EUR                 03/19/02        1,100         1,107            (7)
    1,503  GBP                 03/19/02        2,139         2,179           (40)
  556,388  JPY                 03/19/02        4,456         4,261           195
    1,539  SGD                 03/19/02          841           834             7
                                             -------       -------          ----
                                             $11,565       $11,398          $167
                                             -------       -------          ----

INDEX:

AUD     -- Australian Dollar
CHF     -- Swiss Franc
DKK     -- Danish Krone
EUR     -- Euro
GBP     -- Great Britain Pound
JPY     -- Japanese Yen
NOK     -- Norwegian Krone
SEK     -- Swedish Krona
SGD     -- Singapore Dollar


SCHEDULE OF INVESTMENTS BY COUNTRY, DECEMBER 31, 2001

COUNTRY                                                    % OF INVESTMENT SECURITIES
-------                                                    --------------------------
United States                                                          88.0%
United Kingdom                                                          2.7%
Japan                                                                   1.6%
France                                                                  1.0%
Netherlands                                                             1.0%
Norway                                                                  0.8%
Bermuda                                                                 0.8%
Switzerland                                                             0.5%
Spain                                                                   0.5%
Australia                                                               0.5%
Other (below 0.5%)                                                      2.6%
                                                                      ------
Total                                                                 100.0%
                                                                      ------

                       See notes to financial statements.

JPMorgan CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- 99.7%
----------------------------------------------------------------------------------
                Common Stocks-- 99.7%
                ---------------------
                AEROSPACE-- 0.4%
         8      General Dynamics Corp.                                     $ 613

                AIRLINES-- 1.3%
       104      Southwest Airlines, Inc.                                   1,919

                BANKING-- 4.4%
        32      Bank of America Corp.                                      2,018
        30      Bank of New York Co., Inc.                                 1,234
        18      First Tennessee National Corp.                               656
        28      SunTrust Banks, Inc.                                       1,729
        24      Wells Fargo & Co.                                          1,022
                                                                      ------------
                                                                           6,659

                BIOTECHNOLOGY-- 0.8%
        21      Amgen, Inc. *                                              1,197

                BROADCASTING/CABLE-- 1.1%
        47      Comcast Corp., Class A *                                   1,684

                BUSINESS SERVICES-- 1.3%
        68      Sungard Data Systems, Inc. *                               1,969

                COMPUTER NETWORKS-- 1.5%
       125      Cisco Systems, Inc. *                                      2,269

                COMPUTER SOFTWARE-- 6.7%
        28      First Data Corp.                                           2,199
        99      Microsoft Corp. *                                          6,534
       107      Oracle Corp. *                                             1,471
                                                                      ------------
                                                                          10,204

                COMPUTERS/COMPUTER HARDWARE-- 3.6%
        32      Dell Computer Corp. *                                        865
        38      International Business Machines Corp.                      4,618
                                                                      ------------
                                                                           5,483

                CONSUMER PRODUCTS-- 3.1%
        14      Colgate-Palmolive Co.                                        824
        44      Philip Morris Companies, Inc.                              2,023
        24      Procter & Gamble Co.                                       1,865
                                                                      ------------
                                                                           4,712

                DIVERSIFIED-- 5.8%
       143      General Electric Co.                                       5,740
        52      Tyco International LTD (Bermuda)                           3,066
                                                                      ------------
                                                                           8,806

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
----------------------------------------------------------------------------------
                FINANCIAL SERVICES-- 9.4%
       101      Citigroup, Inc.                                          $ 5,102
        15      Countrywide Credit Industries, Inc.                          627
        42      Fannie Mae                                                 3,357
        50      Household International, Inc.                              2,925
        17      Merrill Lynch & Co., Inc.                                    903
        23      Morgan Stanley Dean Witter & Co.                           1,299
                                                                      ------------
                                                                          14,213

                FOOD/BEVERAGE PRODUCTS-- 5.7%
        33      Anheuser-Busch Companies, Inc.                             1,504
        28      Coca-Cola Co.                                              1,336
        23      Kraft Foods, Inc., Class A                                   793
        99      Pepsi Bottling Group, Inc.                                 2,323
        39      PepsiCo, Inc.                                              1,900
        30      Sysco Corp.                                                  797
                                                                      ------------
                                                                           8,653

                HEALTH CARE/HEALTH CARE SERVICES-- 2.4%
        24      Becton, Dickinson & Co.                                      788
        31      Biomet, Inc.                                                 968
        21      Tenet Healthcare Corp. *                                   1,208
        10      UnitedHealth Group, Inc.                                     722
                                                                      ------------
                                                                           3,686

                INSURANCE-- 3.1%
        15      Ambac Financial Group, Inc.                                  855
        36      American International Group, Inc.                         2,867
        18      MBIA, Inc.                                                   971
                                                                      ------------
                                                                           4,693

                MANUFACTURING-- 1.5%
        34      Illinois Tool Works, Inc.                                  2,279

                METALS/MINING-- 1.5%
        64      Alcoa, Inc.                                                2,261

                MULTI-MEDIA-- 3.5%
        77      AOL Time Warner, Inc. *                                    2,460
        26      Gannett Co., Inc.                                          1,729
        26      Viacom, Inc., Class B *                                    1,136
                                                                      ------------
                                                                           5,325

                OIL & GAS-- 6.3%
        54      BJ Services Co. *                                          1,750
        13      ChevronTexaco Corp.                                        1,185
       109      Exxon Mobil Corp.                                          4,272
        48      Royal Dutch Petroleum Co., N.Y. Registered
                 Shares (Netherlands)                                      2,338
                                                                      ------------
                                                                           9,545

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
----------------------------------------------------------------------------------
                PHARMACEUTICALS-- 12.2%
        48      Abbott Laboratories                                      $ 2,673
        26      American Home Products Corp.                               1,600
        38      Bristol-Myers Squibb Co.                                   1,942
        47      Johnson & Johnson                                          2,786
        23      Lilly (Eli) & Co.                                          1,804
        44      Merck & Co., Inc.                                          2,583
       122      Pfizer, Inc.                                               4,880
                                                                      ------------
                                                                          18,268

                RESTAURANTS/FOOD SERVICES-- 1.3%
        40      Tricon Global Restaurants, Inc. *                          1,961

                RETAILING-- 9.2%
        73      Bed Bath & Beyond, Inc. *                                  2,465
        44      Best Buy Co., Inc. *                                       3,283
        34      Home Depot, Inc.                                           1,712
        51      Target Corp.                                               2,086
        75      Wal-Mart Stores, Inc.                                      4,319
                                                                      ------------
                                                                          13,865

                SEMI-CONDUCTORS-- 6.2%
        35      Applied Materials, Inc. *                                  1,388
       134      Intel Corp.                                                4,206
        62      KLA-Tencor Corp. *                                         3,064
        19      Novellus Systems, Inc. *                                     751
                                                                      ------------
                                                                           9,409

                TELECOMMUNICATIONS-- 5.4%
        32      AT&T Corp.                                                   586
        48      BellSouth Corp.                                            1,837
        66      SBC Communications, Inc.                                   2,572
        26      Sprint Corp. (PCS Group) *                                   630
        55      Verizon Communications, Inc.                               2,602
                                                                      ------------
                                                                           8,227

                UTILITIES-- 2.0%
        76      Duke Energy Corp.                                          2,980
----------------------------------------------------------------------------------
                Total Long-Term Investments                              150,880
                (Cost $150,902)
----------------------------------------------------------------------------------
      SHORT-TERM INVESTMENT-- 0.3%
----------------------------------------------------------------------------------
                Money Market Fund-- 0.3%
                ------------------------
       434      JPMorgan Prime Money Market Fund (a)                         434
                (Cost $434)
----------------------------------------------------------------------------------
                Total Investments-- 100.0%                              $151,314
                (Cost $151,336)
----------------------------------------------------------------------------------

                       See notes to financial statements.

JPMorgan EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
      Long-Term Investments-- 98.6%
----------------------------------------------------------------------------------
                Common Stocks-- 98.6%
                ---------------------
                AUTOMOTIVE-- 1.9%
        85      Ford Motor Co.                                           $ 1,337
        17      General Motors Corp.                                         812
                                                                      ------------
                                                                           2,149

                BANKING-- 2.1%
        20      Bank of America Corp.                                      1,271
        27      Bank of New York Co., Inc.                                 1,116
                                                                      ------------
                                                                           2,387

                CHEMICALS-- 2.2%
        39      Dow Chemical Co.                                           1,309
        29      E.I. DuPont de Nemours Co.                                 1,224
                                                                      ------------
                                                                           2,533

                COMPUTER NETWORKS-- 0.8%
        48      Cisco Systems, Inc. *                                        873

                COMPUTER SOFTWARE-- 3.2%
        55      Microsoft Corp. *                                          3,627

                COMPUTERS/COMPUTER HARDWARE-- 5.1%
        41      Hewlett-Packard Co.                                          836
        41      International Business Machines Corp.                      4,956
                                                                      ------------
                                                                           5,792

                CONSUMER PRODUCTS-- 4.8%
        26      Gillette Co.                                                 877
        44      Philip Morris Companies, Inc.                              2,005
        33      Procter & Gamble Co.                                       2,588
                                                                      ------------
                                                                           5,470

                DIVERSIFIED-- 5.2%
       116      General Electric Co.                                       4,667
        22      Tyco International LTD (Bermuda)                           1,311
                                                                      ------------
                                                                           5,978

                ELECTRONICS/ELECTRICAL EQUIPMENT-- 0.5%
         9      Emerson Electric Co.                                         530

                FINANCIAL SERVICES-- 9.6%
        55      American Express Co.                                       1,954
        98      Citigroup, Inc.                                            4,937
        35      Merrill Lynch & Co., Inc.                                  1,806
        41      Morgan Stanley Dean Witter & Co.                           2,288
                                                                      ------------
                                                                          10,985

                FOOD/BEVERAGE PRODUCTS-- 6.8%
        48      Anheuser-Busch Companies, Inc.                             2,188
        27      Coca-Cola Co.                                              1,288
        27      PepsiCo, Inc.                                              1,321
       112      Sysco Corp.                                                2,948
                                                                      ------------
                                                                           7,745

                INSURANCE-- 3.9%
        56      American International Group, Inc.                         4,422

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
----------------------------------------------------------------------------------
                MACHINERY & ENGINEERING EQUIPMENT-- 3.4%
        40      Caterpillar, Inc.                                        $ 2,106
        49      Dover Corp.                                                1,798
                                                                      ------------
                                                                           3,904

                MANUFACTURING-- 0.6%
        19      Honeywell International, Inc.                                631

                MULTI-MEDIA-- 0.5%
        26      The Walt Disney Co.                                          530

                OIL & GAS-- 7.0%
        23      ChevronTexaco Corp.                                        2,054
        69      Exxon Mobil Corp.                                          2,728
        17      GlobalSantaFe Corp.                                          496
        14      Noble Drilling Corp. *                                       477
        38      Royal Dutch Petroleum Co., N.Y. Registered
                 Shares (Netherlands)                                      1,845
         7      Schlumberger LTD                                             375
                                                                      ------------
                                                                           7,975

                PAPER/FOREST PRODUCTS-- 0.7%
        19      International Paper Co.                                      771

                PHARMACEUTICALS-- 15.3%
        42      Abbott Laboratories                                        2,361
        34      American Home Products Corp.                               2,095
        41      Bristol-Myers Squibb Co.                                   2,086
        34      Johnson & Johnson                                          2,018
        36      Lilly (Eli) & Co.                                          2,806
        29      Merck & Co., Inc.                                          1,676
        83      Pfizer, Inc.                                               3,300
        28      Pharmacia Corp.                                            1,182
                                                                      ------------
                                                                          17,524

                RESTAURANTS/FOOD SERVICES-- 0.5%
        22      McDonald's Corp.                                             594

                RETAILING-- 7.3%
        28      Home Depot, Inc.                                           1,436
        42      Limited, Inc.                                                622
        24      May Department Stores Co.                                    888
        53      Target Corp.                                               2,176
        56      Wal-Mart Stores, Inc.                                      3,241
                                                                      ------------
                                                                           8,363

                SEMI-CONDUCTORS-- 4.6%
       103      Intel Corp.                                                3,242
        73      Texas Instruments, Inc.                                    2,044
                                                                      ------------
                                                                           5,286

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
----------------------------------------------------------------------------------
                TELECOMMUNICATIONS-- 8.5%
        72      AT&T Corp.                                               $ 1,306
        23      AT&T Wireless Services, Inc. *                               334
        44      BellSouth Corp.                                            1,671
        80      SBC Communications, Inc.                                   3,143
        69      Verizon Communications, Inc.                               3,263
                                                                      ------------
                                                                           9,717

                TELECOMMUNICATIONS EQUIPMENT-- 0.6%
        45      Motorola, Inc.                                               674

                UTILITIES-- 3.5%
        14      Dominion Resources, Inc.                                     834
        59      Duke Energy Corp.                                          2,310
        17      TXU Corp.                                                    815
                                                                      ------------
                                                                           3,959
----------------------------------------------------------------------------------
                Total Long-Term Investments                              112,419
                (Cost $111,330)
----------------------------------------------------------------------------------
      SHORT-TERM INVESTMENT-- 1.4%
----------------------------------------------------------------------------------
                Money Market Fund-- 1.4%
                ------------------------
     1,583      JPMorgan Prime Money Market Fund (a)                       1,583
                (Cost $1,583)
----------------------------------------------------------------------------------
                Total Investments-- 100.0%                              $114,002
                (Cost $112,913)
----------------------------------------------------------------------------------

                       See notes to financial statements.

JPMorgan DISCIPLINED EQUITY FUND
PORTFOLIO OF INVESTMENTS

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- 98.3%
----------------------------------------------------------------------------------
                Common Stocks-- 98.1%
                ---------------------
                AEROSPACE-- 1.1%
        39      Boeing Co.                                               $ 1,528
        16      General Dynamics Corp.                                     1,242
        58      Goodrich Corp.                                             1,555
        35      Lockheed Martin Corp.                                      1,629
       140      United Technologies Corp.                                  9,022
                                                                      ------------
                                                                          14,976

                AGRICULTURAL PRODUCTION/SERVICES-- 0.0%
        17      Monsanto Co.                                                 561

                AIRLINES-- 0.2%
        21      AMR Corp. *                                                  457
        89      Delta Air Lines, Inc.                                      2,607
                                                                      ------------
                                                                           3,064

                APPAREL-- 0.5%
        69      Jones Apparel Group, Inc. *                                2,295
        69      Nike, Inc., Class B                                        3,875
                                                                      ------------
                                                                           6,170

                APPLIANCES & HOUSEHOLD DURABLES-- 0.2%
        88      Masco Corp.                                                2,166

                AUTOMOTIVE-- 0.6%
        73      Delphi Automotive Systems Corp.                              990
        32      Ford Motor Co.                                               509
        15      Harley-Davidson, Inc.                                        804
        46      Johnson Controls, Inc.                                     3,691
        28      Lear Corp. *                                               1,072
        68      Visteon Corp.                                              1,024
                                                                      ------------
                                                                           8,090

                BANKING-- 4.4%
        34      Astoria Financial Corp.                                      900
        73      Bank of New York Co., Inc.                                 2,966
       271      Bank One Corp.                                            10,578
        37      Banknorth Group, Inc.                                        826
        10      BB&T Corp.                                                   347
        17      Compass Bancshares, Inc.                                     490
         3      FirstMerit Corp.                                              87
        43      Golden State Bancorp, Inc.                                 1,122
        66      GreenPoint Financial Corp.                                 2,342
        37      Hibernia Corp., Class A                                      655
        20      IndyMac Bancorp, Inc. *                                      472
        14      Marshall & Ilsley Corp.                                      867
        45      National Commerce Financial Corp.                          1,131
        13      Northern Trust Corp.                                         759
       115      PNC Financial Services Group, Inc.                         6,468
        26      SouthTrust Corp.                                             639
        13      SunTrust Banks, Inc.                                         803
       671      U.S. Bancorp                                              14,039
        43      Union Planters Corp.                                       1,927
        53      Wachovia Corp.                                             1,659
       301      Washington Mutual, Inc.                                    9,855
         8      Wilmington Trust Corp.                                       475
                                                                      ------------
                                                                          59,407

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
----------------------------------------------------------------------------------
                BIOTECHNOLOGY-- 1.3%
       234      Amgen, Inc. *                                           $ 13,179
        11      Applied Biosystems Group-- Applera Corp.                     432
       123      Human Genome Sciences, Inc. *                              4,141
                                                                      ------------
                                                                          17,752

                BROADCASTING/CABLE-- 0.9%
        38      Adelphia Communications Corp., Class A *                   1,191
       173      Charter Communications, Inc., Class A *                    2,834
       206      Comcast Corp., Class A *                                   7,423
                                                                      ------------
                                                                          11,448

                BUSINESS SERVICES-- 1.1%
        81      Automatic Data Processing, Inc.                            4,747
       541      Cendant Corp. *                                           10,607
                                                                      ------------
                                                                          15,354

                CHEMICALS-- 1.2%
        16      Air Products & Chemicals, Inc.                               736
       151      Dow Chemical Co.                                           5,084
        79      PPG Industries, Inc.                                       4,091
        99      Praxair, Inc.                                              5,487
        14      Rohm & Haas Co.                                              474
                                                                      ------------
                                                                          15,872

                COMPUTER NETWORKS-- 2.0%
     1,270      Cisco Systems, Inc. *                                     22,998
        49      Electronic Data Systems Corp.                              3,373
                                                                      ------------
                                                                          26,371

                COMPUTER SOFTWARE-- 5.6%
       118      BEA Systems, Inc. *                                        1,814
        61      Citrix Systems, Inc. *                                     1,375
       764      Microsoft Corp. *                                         50,583
       140      NCR Corp. *                                                5,160
       637      Oracle Corp. *                                             8,797
       146      Siebel Systems, Inc. *                                     4,082
        56      Veritas Software Corp. *                                   2,502
                                                                      ------------
                                                                          74,313

                COMPUTERS/COMPUTER HARDWARE-- 4.1%
        43      Compaq Computer Corp.                                        422
       393      Dell Computer Corp. *                                     10,684
        39      EMC Corp. *                                                  526
        70      Hewlett-Packard Co.                                        1,428
       277      International Business Machines Corp.                     33,469
       671      Sun Microsystems, Inc. *                                   8,258
                                                                      ------------
                                                                          54,787

                CONSUMER PRODUCTS-- 4.3%
         0^     Black & Decker Corp.                                           8
       142      Colgate-Palmolive Co.                                      8,201
       118      Gillette Co.                                               3,925
        62      Kimberly-Clark Corp.                                       3,714
       555      Philip Morris Companies, Inc.                             25,432
       197      Procter & Gamble Co.                                      15,596
                                                                      ------------
                                                                          56,876

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
----------------------------------------------------------------------------------
                DIVERSIFIED-- 5.8%
     1,254      General Electric Co.                                    $ 50,272
       454      Tyco International LTD (Bermuda)                          26,735
                                                                      ------------
                                                                          77,007

                ELECTRONICS/ELECTRICAL EQUIPMENT-- 0.1%
        26      Emerson Electric Co.                                       1,473

                ENVIRONMENTAL SERVICES-- 0.6%
       233      Waste Management, Inc.                                     7,419

                FINANCIAL SERVICES-- 8.9%
        43      AmeriCredit Corp. *                                        1,360
       160      Capital One Financial Corp.                                8,637
       496      Charles Schwab Corp.                                       7,675
       903      Citigroup, Inc.                                           45,598
       226      Countrywide Credit Industries, Inc.                        9,255
       257      E*Trade Group, Inc. *                                      2,630
       215      Fannie Mae                                                17,052
       135      Freddie Mac                                                8,816
        64      Goldman Sachs Group, Inc.                                  5,955
        83      Household International, Inc.                              4,826
        54      Instinet Group, Inc. *                                       538
        59      MBNA Corp.                                                 2,080
        17      Merrill Lynch & Co., Inc.                                    876
        95      Stilwell Financial, Inc.                                   2,575
        37      T. Rowe Price Group, Inc.                                  1,268
                                                                      ------------
                                                                         119,141

                FOOD/BEVERAGE PRODUCTS-- 3.8%
       347      Coca-Cola Co.                                             16,375
       153      Kraft Foods, Inc., Class A                                 5,200
       159      PepsiCo, Inc.                                              7,737
       242      Safeway, Inc. *                                           10,104
       175      Sysco Corp.                                                4,591
       123      Unilever NV, N.Y. Registered Shares (Netherlands)          7,109
                                                                      ------------
                                                                          51,116

                HEALTH CARE/HEALTH CARE SERVICES-- 2.5%
       214      Baxter International, Inc.                                11,450
       119      Becton, Dickinson & Co.                                    3,958
        26      C.R. Bard, Inc.                                            1,664
        93      Guidant Corp. *                                            4,611
        99      HCA, Inc.                                                  3,804
        20      St. Jude Medical, Inc. *                                   1,530
        97      Tenet Healthcare Corp. *                                   5,678
         2      Wellpoint Health Networks, Inc. *                            269
                                                                      ------------
                                                                          32,964

                HOTELS/OTHER LODGING-- 0.5%
       105      Marriott International, Inc., Class A                      4,260
        65      Starwood Hotels & Resorts Worldwide, Inc.                  1,937
                                                                      ------------
                                                                           6,197

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
----------------------------------------------------------------------------------
                INSURANCE-- 4.7%
       225      AFLAC, Inc.                                              $ 5,536
       197      Allstate Corp.                                             6,636
        78      Ambac Financial Group, Inc.                                4,502
       209      American International Group, Inc.                        16,554
        86      CIGNA Corp.                                                7,995
        52      Jefferson-Pilot Corp.                                      2,415
        60      Lincoln National Corp.                                     2,895
        74      MBIA, Inc.                                                 3,953
       205      MetLife, Inc.                                              6,507
        18      Protective Life Corp.                                        509
        32      Prudential Financial, Inc. *                               1,069
        60      Torchmark Corp.                                            2,344
        63      UnumProvident Corp.                                        1,657
                                                                      ------------
                                                                          62,572

                INTERNET SERVICES/SOFTWARE-- 0.2%
        19      eBay, Inc. *                                               1,264
        37      VeriSign, Inc. *                                           1,400
                                                                      ------------
                                                                           2,664

                LEASING-- 0.0%
        11      GATX Corp.                                                   358

                MACHINERY & ENGINEERING EQUIPMENT-- 0.4%
        57      Caterpillar, Inc.                                          2,989
        42      Ingersoll-Rand Co.                                         1,735
                                                                      ------------
                                                                           4,724

                MANUFACTURING-- 0.6%
        17      Cooper Industries, Inc.                                      597
        63      Danaher Corp.                                              3,806
        28      Eaton Corp.                                                2,091
        32      ITT Industries, Inc.                                       1,611
                                                                      ------------
                                                                           8,105

                METALS/MINING-- 1.0%
        88      Alcan, Inc. (Canada)                                       3,165
       275      Alcoa, Inc.                                                9,770
                                                                      ------------
                                                                          12,935

                MULTI-MEDIA-- 3.3%
       502      AOL Time Warner, Inc. *                                   16,117
        60      Fox Entertainment Group, Inc., Class A *                   1,589
        96      Gannett Co., Inc.                                          6,461
       160      Gemstar-TV Guide International, Inc. *                     4,443
       250      Liberty Media Corp., Class A *                             3,494
       272      Viacom, Inc., Class B *                                   11,996
                                                                      ------------
                                                                          44,100

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
----------------------------------------------------------------------------------
                OIL & GAS-- 5.9%
         4      Anadarko Petroleum Corp.                                   $ 222
        16      Baker Hughes, Inc.                                           569
       216      ChevronTexaco Corp.                                       19,383
       123      Conoco, Inc.                                               3,475
        72      Cooper Cameron Corp. *                                     2,910
        84      Diamond Offshore Drilling, Inc.                            2,557
     1,027      Exxon Mobil Corp.                                         40,352
        39      Phillips Petroleum Co.                                     2,350
       125      Royal Dutch Petroleum Co., N.Y. Registered
                 Shares (Netherlands)                                      6,137
        25      Transocean Sedco Forex, Inc.                                 829
                                                                      ------------
                                                                          78,784

                PAPER/FOREST PRODUCTS-- 0.3%
        43      Georgia-Pacific Group                                      1,173
        10      Temple-Inland, Inc.                                          539
        42      Weyerhaeuser Co.                                           2,245
                                                                      ------------
                                                                           3,957

                PHARMACEUTICALS-- 9.8%
       169      Abbott Laboratories                                        9,433
       388      American Home Products Corp.                              23,831
       180      Bristol-Myers Squibb Co.                                   9,190
        45      Cardinal Health, Inc.                                      2,929
        96      Forest Laboratories, Inc. *                                7,843
       332      Johnson & Johnson                                         19,603
       173      Lilly (Eli) & Co.                                         13,548
       118      Merck & Co., Inc.                                          6,956
       588      Pfizer, Inc.                                              23,444
        37      Pharmacia Corp.                                            1,557
       353      Schering-Plough Corp.                                     12,627
        43      Vertex Pharmaceuticals, Inc. *                             1,067
                                                                      ------------
                                                                         132,028

                PHOTOGRAPHIC EQUIPMENT-- 0.1%
        65      Eastman Kodak Co.                                          1,913

                PIPELINES-- 0.9%
       128      Dynegy, Inc., Class A                                      3,264
       195      El Paso Corp.                                              8,699
                                                                      ------------
                                                                          11,963

                REAL ESTATE INVESTMENT TRUST-- 0.2%
         3      Boston Properties, Inc.                                      114
        10      CarrAmerica Realty Corp.                                     301
        46      Equity Office Properties Trust                             1,389
        12      General Growth Properties, Inc.                              477
        15      Hospitality Properties Trust                                 428
        20      ProLogis Trust                                               437
                                                                      ------------
                                                                           3,146


                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
----------------------------------------------------------------------------------
                RESTAURANTS/FOOD SERVICES-- 0.5%
       244      McDonald's Corp.                                         $ 6,464

                RETAILING-- 6.2%
       126      Abercrombie & Fitch Co., Class A *                         3,345
         4      Albertson's, Inc.                                            123
        55      Bed Bath & Beyond, Inc. *                                  1,865
        24      Costco Wholesale Corp. *                                   1,070
         5      CVS Corp.                                                    160
        35      Federated Department Stores, Inc. *                        1,432
       467      Home Depot, Inc.                                          23,795
       110      Kohl's Corp. *                                             7,734
        13      Lowe's Companies, Inc.                                       585
       208      Target Corp.                                               8,542
       164      TJX Companies, Inc.                                        6,525
       454      Wal-Mart Stores, Inc.                                     26,144
        26      Walgreen Co.                                                 889
                                                                      ------------
                                                                          82,209

                SEMI-CONDUCTORS-- 4.2%
       142      Altera Corp. *                                             3,005
        49      Analog Devices, Inc. *                                     2,188
       165      Applied Materials, Inc. *                                  6,617
         4      Broadcom Corp., Class A *                                    172
       929      Intel Corp.                                               29,207
        31      Lattice Semiconductor Corp. *                                638
        56      Linear Technology Corp.                                    2,202
        28      Maxim Integrated Products, Inc. *                          1,486
       188      Texas Instruments, Inc.                                    5,272
       147      Xilinx, Inc. *                                             5,725
                                                                      ------------
                                                                          56,512

                SHIPPING/TRANSPORTATION-- 0.0%
         8      FedEx Corp.*                                                 425

                TELECOMMUNICATIONS-- 5.4%
       108      American Tower Corp., Class A *                            1,021
       396      AT&T Corp.                                                 7,176
       251      AT&T Wireless Services, Inc. *                             3,604
       165      BellSouth Corp.                                            6,310
        85      Nextel Communications, Inc., Class A *                       934
       430      Qwest Communications International, Inc.                   6,073
       331      SBC Communications, Inc.                                  12,973
       281      Sprint Corp. (PCS Group) *                                 6,854
       434      Verizon Communications, Inc.                              20,598
         5      WorldCom, Inc.-- MCI Group                                    61
       503      WorldCom, Inc.-- WorldCom Group *                          7,082
                                                                      ------------
                                                                          72,686

                TELECOMMUNICATIONS EQUIPMENT-- 1.3%
        84      CIENA Corp. *                                              1,206
       244      JDS Uniphase Corp. *                                       2,119
        32      Juniper Networks, Inc. *                                     610
       607      Motorola, Inc.                                             9,121
        79      Qualcomm, Inc. *                                           3,974
                                                                      ------------
                                                                          17,030

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
----------------------------------------------------------------------------------
                TOYS & GAMES-- 0.4%
        90      Hasbro, Inc.                                             $ 1,457
       231      Mattel, Inc.                                               3,981
                                                                      ------------
                                                                           5,438

                TRANSPORTATION-- 0.3%
       155      Burlington Northern Santa Fe Corp.                         4,434

                UTILITIES-- 2.5%
        24      Ameren Corp.                                               1,024
        53      Cinergy Corp.                                              1,755
        78      CMS Energy Corp.                                           1,867
        82      DTE Energy Co.                                             3,439
       211      Edison International *                                     3,188
       184      Entergy Corp.                                              7,193
         7      FirstEnergy Corp.                                            231
        25      FPL Group, Inc.                                            1,399
       223      PG&E Corp. *                                               4,283
        45      Pinnacle West Capital Corp.                                1,879
        24      Potomac Electric Power Co.                                   535
        51      PPL Corp.                                                  1,770
        98      Progress Energy, Inc.                                      4,426
        41      Wisconsin Energy Corp.                                       920
                                                                      ------------
                                                                          33,909

                WHOLESALING-- 0.2%
        52      W.W. Grainger, Inc.                                        2,501

                ------------------------------------------------------------------
                Total Common Stocks                                    1,311,381
                (Cost $1,202,534)
                ------------------------------------------------------------------
   PRINCIPAL
    AMOUNT
                U.S. Treasury Security-- 0.2%
                -----------------------------
    $2,200      U.S. Treasury Note, 6.38%, 04/30/02, @                     2,233
                (Cost $2,219)
----------------------------------------------------------------------------------
                Total Long-Term Investments                            1,313,614
                (Cost $1,204,753)
----------------------------------------------------------------------------------
      SHORT-TERM INVESTMENT-- 1.7%
----------------------------------------------------------------------------------
    SHARES
                Money Market Fund-- 1.7%
                ------------------------
    22,405      JPMorgan Prime Money Market Fund (a)                      22,405
                (Cost $22,405)
----------------------------------------------------------------------------------
                Total Investments-- 100.0%                            $1,336,019
                (Cost $1,227,158)
----------------------------------------------------------------------------------
FUTURES CONTRACTS
----------------------------------------------------------------------------------
                                                         NOTIONAL
  NUMBER                                                 VALUE AT      UNREALIZED
    OF                                   EXPIRATION      12/31/01     APPRECIATION
CONTRACTS    DESCRIPTION                    DATE           (USD)          (USD)
----------------------------------------------------------------------------------
             Long Future Outstanding
             -----------------------
    99       S&P 500 Index              March, 2002      $28,443          $228
----------------------------------------------------------------------------------

                       See notes to financial statements.

JPMorgan DISCIPLINED EQUITY VALUE FUND
PORTFOLIO OF INVESTMENTS

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- 100.0%
----------------------------------------------------------------------------------
                Common Stocks-- 100.0%
                ----------------------
                ADVERTISING-- 0.0%
         0^     Interpublic Group of Companies, Inc.                        $ 12

                AEROSPACE-- 2.0%
         2      Boeing Co.                                                    78
         1      General Dynamics Corp.                                       104
         2      Goodrich Corp.                                                51
         2      Lockheed Martin Corp.                                        112
         3      United Technologies Corp.                                    199
                                                                      ------------
                                                                             544

                AGRICULTURAL PRODUCTION/SERVICES-- 0.1%
         1      Monsanto Co.                                                  17

                AIRLINES-- 0.3%
         1      AMR Corp. *                                                   18
         2      Delta Air Lines, Inc.                                         61
         1      Southwest Airlines, Inc.                                      11
                                                                      ------------
                                                                              90

                APPAREL-- 0.6%
         3      Jones Apparel Group, Inc. *                                  103
         1      Nike, Inc., Class B                                           62
                                                                      ------------
                                                                             165

                APPLIANCES & HOUSEHOLD DURABLES-- 0.2%
         3      Masco Corp.                                                   66

                AUTOMOTIVE-- 1.2%
         3      Delphi Automotive Systems Corp.                               46
         7      Ford Motor Co.                                               111
         2      General Motors Corp.                                          73
         1      General Motors, Class H                                       14
         1      Lear Corp. *                                                  27
         1      PACCAR, Inc.                                                  33
         2      Visteon Corp.                                                 29
                                                                      ------------
                                                                             333

                BANKING-- 11.3%
         3      AmSouth Bancorp                                               57
         1      Astoria Financial Corp                                        13
         4      Bank of America Corp                                         233
         4      Bank of New York Co., Inc.                                   159
        10      Bank One Corp.                                               378
         2      Banknorth Group, Inc.                                         34
         1      BB&T Corp.                                                    22
         1      Compass Bancshares, Inc.                                      37
         1      FirstMerit Corp.                                              14
         1      Golden State Bancorp, Inc.                                    31
         4      GreenPoint Financial Corp.                                   125
         4      Hibernia Corp., Class A                                       71
         0^     Huntington Bancshares                                          2
         0^     IndyMac Bancorp, Inc. *                                        9
         4      KeyCorp                                                       97
         1      Marshall & Ilsley Corp.                                       57
         0^     Mellon Financial Corp.                                        15

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
----------------------------------------------------------------------------------
                BANKING-- CONTINUED
         4      National Commerce Financial Corp.                          $ 104
         1      Northern Trust Corp.                                          66
         3      PNC Financial Services Group, Inc.                           174
         0^     Regions Financial Corp.                                        9
         2      SouthTrust Corp.                                              57
         2      SunTrust Banks, Inc.                                         113
         0^     TCF Financial Corp.                                           19
        18      U.S. Bancorp                                                 373
         1      Union Planters Corp.                                          54
         6      Wachovia Corp.                                               172
        11      Washington Mutual, Inc.                                      347
         5      Wells Fargo & Co.                                            196
         0^     Wilmington Trust Corp.                                        19
                                                                      ------------
                                                                           3,057

                BIOTECHNOLOGY-- 0.7%
         2      Amgen, Inc. *                                                102
         2      Human Genome Sciences, Inc. *                                 74
                                                                      ------------
                                                                             176

                BROADCASTING/CABLE-- 1.4%
         2      Adelphia Communications Corp., Class A *                      56
         4      Charter Communications, Inc., Class A *                       67
         7      Comcast Corp., Class A *                                     263
                                                                      ------------
                                                                             386

                BUSINESS SERVICES-- 0.7%
         0^     Automatic Data Processing, Inc.                               18
         9      Cendant Corp. *                                              172
                                                                      ------------
                                                                             190

                CHEMICALS-- 2.3%
         1      Air Products & Chemicals, Inc.                                42
         7      Dow Chemical Co.                                             247
         0^     E.I. DuPont de Nemours Co.                                    17
         3      PPG Industries, Inc.                                         145
         2      Praxair, Inc.                                                127
         1      Rohm & Haas Co.                                               38
                                                                      ------------
                                                                             616

                COMPUTER NETWORKS-- 0.3%
         4      Cisco Systems, Inc. *                                         71

                COMPUTER SOFTWARE-- 0.8%
         0^     Citrix Systems, Inc. *                                         2
         1      Computer Associates International, Inc.                       28
         1      Microsoft Corp. *                                             40
         3      NCR Corp. *                                                  106
         1      Siebel Systems, Inc. *                                        34
                                                                      ------------
                                                                             210

                COMPUTERS/COMPUTER HARDWARE-- 2.5%
         4      Compaq Computer Corp.                                         39
         1      Dell Computer Corp. *                                         19
         7      Hewlett-Packard Co.                                          142
         4      International Business Machines Corp.                        460
         1      Sun Microsystems, Inc. *                                      12
                                                                      ------------
                                                                             672

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
----------------------------------------------------------------------------------
                CONSUMER PRODUCTS-- 5.2%
         1      Black & Decker Corp.                                        $ 45
         2      Colgate-Palmolive Co.                                        133
         3      Gillette Co.                                                  90
         2      Kimberly-Clark Corp.                                         132
        12      Philip Morris Companies, Inc.                                559
         6      Procter & Gamble Co.                                         451
                                                                      ------------
                                                                           1,410

                DIVERSIFIED-- 1.1%
         5      Tyco International LTD (Bermuda)                             306

                ELECTRONICS/ELECTRICAL EQUIPMENT-- 1.1%
         2      Emerson Electric Co.                                         114
         2      Johnson Controls, Inc.                                       194
                                                                      ------------
                                                                             308

                ENTERTAINMENT/LEISURE-- 0.1%
         3      Park Place Entertainment Corp. *                              26

                ENVIRONMENTAL SERVICES-- 0.8%
         6      Waste Management, Inc.                                       204

                FINANCIAL SERVICES-- 13.3%
         1      A.G. Edwards, Inc.                                            49
         3      American Express Co.                                          89
         2      AmeriCredit Corp. *                                           50
         0^     Bear Stearns Companies, Inc.                                  12
         3      Capital One Financial Corp.                                  151
         6      Charles Schwab Corp.                                          97
         1      Charter One Financial, Inc.                                   16
        29      Citigroup, Inc.                                            1,474
         5      Countrywide Credit Industries, Inc.                          205
         6      E*Trade Group, Inc. *                                         63
         6      Fannie Mae                                                   437
         1      Freddie Mac                                                   92
         3      Goldman Sachs Group, Inc.                                    241
         3      Household International, Inc.                                162
         1      Instinet Group, Inc. *                                        11
         0^     Legg Mason, Inc.                                              20
         2      Merrill Lynch & Co., Inc.                                     99
         4      Morgan Stanley Dean Witter & Co.                             207
         3      Stilwell Financial, Inc.                                      68
         1      T. Rowe Price Group, Inc.                                     35
                                                                      ------------
                                                                           3,578

                FOOD/BEVERAGE PRODUCTS-- 2.9%
         1      Anheuser-Busch Companies, Inc.                                27
         3      Coca-Cola Co.                                                118
         1      H.J. Heinz Co.                                                33
         0^     Hershey Foods Corp.                                            7
         1      Kellogg Co.                                                   24
         4      Kraft Foods, Inc., Class A                                   129
         1      Kroger Co. *                                                  25
         3      PepsiCo, Inc.                                                127
         4      Safeway, Inc. *                                              154

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
----------------------------------------------------------------------------------
                FOOD/BEVERAGE PRODUCTS-- CONTINUED
         3      Sysco Corp.                                                 $ 87
         1      Unilever NV, N.Y. Registered Shares (Netherlands)             63
                                                                      ------------
                                                                             794

                HEALTH CARE/HEALTH CARE SERVICES-- 1.9%
         2      Baxter International, Inc.                                    91
         3      Becton, Dickinson & Co.                                       99
         1      Guidant Corp. *                                               25
         2      HCA, Inc.                                                     85
         3      Tenet Healthcare Corp. *                                     165
         1      Wellpoint Health Networks, Inc. *                             58
                                                                      ------------
                                                                             523

                HOTELS/OTHER LODGING-- 0.7%
         1      Hilton Hotels Corp.                                           13
         3      Marriott International, Inc., Class A                        101
         3      Starwood Hotels & Resorts Worldwide, Inc.                     78
                                                                      ------------
                                                                             192

                INSURANCE-- 5.5%
         4      AFLAC, Inc.                                                  101
         7      Allstate Corp.                                               222
         3      Ambac Financial Group, Inc.                                  162
         1      American International Group, Inc.                           103
         2      CIGNA Corp.                                                  204
         0^     Cincinnati Financial Corp.                                     4
         0^     Hartford Financial Services Group, Inc.                       13
         2      Jefferson-Pilot Corp.                                         69
         2      Lincoln National Corp.                                        97
         2      MBIA, Inc.                                                   123
         4      MetLife, Inc.                                                133
         1      Protective Life Corp.                                         20
         3      Prudential Financial, Inc. *                                  83
         2      Torchmark Corp.                                               79
         2      UnumProvident Corp.                                           64
                                                                      ------------
                                                                           1,477

                INTERNET SERVICES/SOFTWARE-- 0.1%
         0^     eBay, Inc. *                                                  20
         0^     VeriSign, Inc. *                                              15
                                                                              35

                LEASING-- 0.0%
         0^     GATX Corp.                                                     7

                MACHINERY & Engineering Equipment-- 0.8%
         2      Caterpillar, Inc.                                            109
         2      Ingersoll-Rand Co.                                            84
         1      Rockwell International Corp.                                  18
                                                                      ------------
                                                                             211

                MANUFACTURING-- 1.3%
         1      Cooper Industries, Inc.                                       21
         1      Danaher Corp.                                                 66
         1      Eaton Corp.                                                   75
         2      Honeywell International, Inc.                                 64
         0^     Illinois Tool Works, Inc.                                     20

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
----------------------------------------------------------------------------------
                MANUFACTURING-- CONTINUED
         1      ITT Industries, Inc.                                        $ 61
         1      Parker Hannifin Corp.                                         32
                                                                      ------------
                                                                             339

                METALS/MINING-- 1.2%
         2      Alcan, Inc. (Canada)                                          65
         6      Alcoa, Inc.                                                  217
         2      Barrick Gold Corp.                                            35
                                                                      ------------
                                                                             317

                MULTI-MEDIA-- 3.3%
         2      Fox Entertainment Group, Inc., Class A *                      50
         3      Gannett Co., Inc.                                            188
         4      Gemstar-TV Guide International, Inc. *                       105
        19      Liberty Media Corp., Class A *                               260
         0^     New York Times Co., Class A                                   17
         6      Viacom, Inc., Class B *                                      275
                                                                      ------------
                                                                             895

                OIL & GAS-- 8.8%
         1      Anadarko Petroleum Corp.                                      40
         7      ChevronTexaco Corp.                                          583
         3      Conoco, Inc.                                                  93
         1      Cooper Cameron Corp. *                                        44
        39      Exxon Mobil Corp.                                          1,514
         2      Phillips Petroleum Co.                                       102
                                                                      ------------
                                                                           2,376

                PAPER/FOREST PRODUCTS-- 1.1%
         1      Bowater, Inc.                                                 38
         3      Georgia-Pacific Group                                         83
         1      Temple-Inland, Inc.                                           68
         2      Weyerhaeuser Co.                                              98
         0^     Willamette Industries, Inc.                                    5
                                                                      ------------
                                                                             292

                PHARMACEUTICALS-- 2.7%
         2      Abbott Laboratories                                          134
         5      American Home Products Corp.                                 281
         1      Bristol-Myers Squibb Co.                                      36
         1      Forest Laboratories, Inc. *                                   74
         3      Johnson & Johnson                                            160
         0^     Lilly (Eli) & Co.                                             24
         0^     Merck & Co., Inc.                                             18
         1      Vertex Pharmaceuticals, Inc. *                                12
                                                                      ------------
                                                                             739

                PHOTOGRAPHIC EQUIPMENT-- 0.2%
         1      Eastman Kodak Co.                                             41

                PIPELINES-- 1.0%
         1      Dynegy, Inc., Class A                                         23
         5      El Paso Corp.                                                236
         0^     Williams Companies, Inc.                                       8
                                                                      ------------
                                                                             267

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
----------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUST-- 1.5%
         1      Apartment Investment & Management Co.                       $ 32
         1      Archstone-Smith Trust                                         16
         0^     Arden Realty, Inc.                                             3
         1      Avalonbay Communities, Inc.                                   24
         1      Boston Properties, Inc.                                       30
         1      CarrAmerica Realty Corp.                                      15
         1      Crescent Real Estate Equities Co.                             11
         4      Equity Office Properties Trust                               128
         1      Equity Residential Properties Trust                           17
         1      General Growth Properties, Inc.                               19
         0^     Host Marriott Corp.                                            3
         1      Liberty Property Trust                                        18
         1      ProLogis Trust                                                24
         1      Rouse Co.                                                     15
         1      Simon Property Group, Inc.                                    29
         0^     Vornado Realty Trust                                          17
                                                                      ------------
                                                                             401

                RESTAURANTS/FOOD SERVICES-- 0.8%
         9      McDonald's Corp.                                             225

                RETAILING-- 2.1%
         3      Abercrombie & Fitch Co., Class A *                            66
         0^     Bed Bath & Beyond, Inc. *                                      7
         3      Federated Department Stores, Inc. *                          123
         2      Home Depot, Inc.                                              92
         3      Target Corp.                                                 131
         4      TJX Companies, Inc.                                          139
         0^     Wal-Mart Stores, Inc.                                         12
                                                                      ------------
                                                                             570

                SEMI-CONDUCTORS-- 0.4%
         1      Altera Corp. *                                                25
         1      Applied Materials, Inc. *                                     24
         1      Lattice Semiconductor Corp. *                                 10
         1      Xilinx, Inc. *                                                52
                                                                      ------------
                                                                             111

                SHIPPING/TRANSPORTATION-- 0.3%
         2      FedEx Corp. *                                                 93

                TELECOMMUNICATIONS-- 9.0%
         1      Alltel Corp.                                                  49
         3      American Tower Corp., Class A *                               27
        17      AT&T Corp.                                                   312
         1      AT&T Wireless Services, Inc. *                                14
         9      BellSouth Corp.                                              328
         9      Qwest Communications International, Inc.                     124
        11      SBC Communications, Inc.                                     439
         1      Sprint Corp. (FON Group)                                      24
         3      Sprint Corp. (PCS Group) *                                    73
        16      Verizon Communications, Inc.                                 765
         1      WorldCom, Inc.-- MCI Group                                     8
        19      WorldCom, Inc.-- WorldCom Group *                            260
                                                                      ------------
                                                                           2,423

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
----------------------------------------------------------------------------------
                TELECOMMUNICATIONS EQUIPMENT-- 1.3%
         0^     CIENA Corp. *                                                $ 1
         3      JDS Uniphase Corp. *                                          22
         0^     Juniper Networks, Inc. *                                       2
        13      Lucent Technologies, Inc.                                     81
        17      Motorola, Inc.                                               256
                                                                      ------------
                                                                             362

                TOYS & GAMES-- 0.5%
         2      Hasbro, Inc.                                                  34
         6      Mattel, Inc.                                                 102
                                                                      ------------
                                                                             136

                TRANSPORTATION-- 0.6%
         4      Burlington Northern Santa Fe Corp.                           117
         1      CSX Corp.                                                     35
         0^     Union Pacific Corp.                                           11
                                                                      ------------
                                                                             163

                UTILITIES-- 5.6%
         1      Ameren Corp.                                                  47
         1      American Electric Power Co., Inc.                             30
         2      Cinergy Corp.                                                 57
         2      CMS Energy Corp.                                              46
         2      Dominion Resources, Inc.                                     120
         3      DTE Energy Co.                                               113
         5      Edison International *                                        76
         7      Entergy Corp.                                                281
         1      FirstEnergy Corp.                                             17
         1      FPL Group, Inc.                                               68
         5      PG&E Corp. *                                                 102
         3      Pinnacle West Capital Corp.                                  126
         1      Potomac Electric Power Co.                                    23
         1      PPL Corp.                                                     31
         3      Progress Energy, Inc.                                        130
         1      Reliant Energy, Inc.                                          24
         1      TECO Energy, Inc.                                             16
         6      Wisconsin Energy Corp.                                       126
         3      XCEL Energy, Inc.                                             89
                                                                      ------------
                                                                           1,522

                WHOLESALING-- 0.4%
         3      W.W. Grainger, Inc.                                          120
----------------------------------------------------------------------------------
                Total Investments-- 100.0%                               $27,068
                (Cost $25,330)
----------------------------------------------------------------------------------

                       See notes to financial statements.

JPMorgan EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS

As of December 31, 2001
(Amounts in Thousands)


    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- 100.0%
--------------------------------------------------------------------------------------
                Common Stocks-- 100.0%
                AEROSPACE-- 0.9%
        16      General Dynamics Corp.                                 $   1,266

                AUTOMOTIVE-- 0.4%
         8      AutoZone, Inc. *                                             589

                BIOTECHNOLOGY-- 2.1%
        24      Amgen, Inc. *                                              1,341
        26      Genzyme Corp.-- General Division *                         1,569
                                                                      ----------------
                                                                           2,910

                BROADCASTING/CABLE-- 0.6%
        22      Comcast Corp., Class A *                                     795

                BUSINESS SERVICES-- 0.8%
        10      Affiliated Computer Services, Inc., Class A *              1,083

                COMPUTER NETWORKS-- 2.3%
       123      Cisco Systems, Inc. *                                      2,229
        13      Electronic Data Systems Corp.                                857
                                                                      ----------------
                                                                           3,086

                COMPUTER SOFTWARE-- 12.7%
        43      Intuit, Inc. *                                             1,847
       201      Microsoft Corp. *                                         13,346
       151      Oracle Corp. *                                             2,092
                                                                      ----------------
                                                                          17,285

                COMPUTERS/COMPUTER HARDWARE-- 7.3%
        83      EMC Corp. *                                                1,116
        73      International Business Machines Corp.                      8,862
                                                                      ----------------
                                                                           9,978

                CONSUMER PRODUCTS-- 3.4%
        77      Philip Morris Companies, Inc.                              3,530
        14      Procter & Gamble Co.                                       1,144
                                                                      ----------------
                                                                           4,674

                DIVERSIFIED-- 5.4%
       183      General Electric Co.                                       7,323
         0^     Tyco International LTD (Bermuda)                               3
                                                                      ----------------
                                                                           7,326

                FINANCIAL SERVICES-- 6.2%
        27      Fannie Mae                                                 2,154
        52      Goldman Sachs Group, Inc.                                  4,835
        17      USA Education, Inc.                                        1,428
                                                                      ----------------
                                                                           8,417

                FOOD/BEVERAGE PRODUCTS-- 6.4%
        47      Coca-Cola Co.                                              2,232
        41      Kraft Foods, Inc., Class A                                 1,385
       104      PepsiCo, Inc.                                              5,042
                                                                      ----------------
                                                                           8,659

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)


    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- Continued
--------------------------------------------------------------------------------------
                HEALTH CARE/HEALTH CARE SERVICES-- 5.2%
        19      Baxter International, Inc.                             $   1,008
        28      Becton, Dickinson & Co.                                      927
        48      Biomet, Inc.                                               1,475
        18      Stryker Corp.                                              1,074
        18      Tenet Healthcare Corp. *                                   1,039
        22      UnitedHealth Group, Inc.                                   1,565
                                                                      ----------------
                                                                           7,088

                PHARMACEUTICALS-- 19.9%
        10      Biovail Corp. (Canada) *                                     563
        49      Bristol-Myers Squibb Co.                                   2,493
        11      Cardinal Health, Inc.                                        718
         6      Forest Laboratories, Inc. *                                  508
        16      Gilead Sciences, Inc. *                                    1,058
        93      Johnson & Johnson                                          5,470
        11      King Pharmaceuticals, Inc. *                                 459
        18      Lilly (Eli) & Co.                                          1,418
        77      Merck & Co., Inc.                                          4,555
        65      Mylan Laboratories, Inc.                                   2,449
       181      Pfizer, Inc.                                               7,216
                                                                      ----------------
                                                                          26,907

                RESTAURANTS/FOOD SERVICES-- 4.6%
       127      Tricon Global Restaurants, Inc. *                          6,256

                RETAILING-- 13.3%
        27      BJ's Wholesale Club, Inc. *                                1,195
        32      Kohl's Corp. *                                             2,219
        93      Lowe's Companies, Inc.                                     4,335
        23      Target Corp.                                                 962
       164      Wal-Mart Stores, Inc.                                      9,462
                                                                      ----------------
                                                                          18,173

                SEMI-CONDUCTORS-- 7.6%
        22      Applied Materials, Inc. *                                    899
       255      Intel Corp.                                                8,011
        10      KLA-Tencor Corp. *                                           489
        15      Nvidia Corp. *                                               990
                                                                      ----------------
                                                                          10,389

                TELECOMMUNICATIONS-- 0.9%
        27      Verizon Communications, Inc.                               1,258
--------------------------------------------------------------------------------------
                Total Investments-- 100.0%                              $136,139
                (Cost $143,047)
--------------------------------------------------------------------------------------

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)


    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- 98.3%
--------------------------------------------------------------------------------------
                Common Stocks-- 98.0%
                AEROSPACE-- 0.7%
        14      Boeing Co.                                             $     539
        51      United Technologies Corp.                                  3,290
                                                                      ----------------
                                                                           3,829

                AGRICULTURAL PRODUCTION/SERVICES-- 0.5%
        78      Monsanto Co.                                               2,636

                AIRLINES-- 0.5%
       116      AMR Corp. *                                                2,581

                APPAREL-- 0.6%
        89      Jones Apparel Group, Inc. *                                2,961

                AUTOMOTIVE-- 1.0%
        44      General Motors Corp.                                       2,143
        36      Johnson Controls, Inc.                                     2,881
                                                                      ----------------
                                                                           5,024

                BANKING-- 3.5%
       128      Bank One Corp.                                             4,979
       564      U.S. Bancorp.                                             11,814
        32      Washington Mutual, Inc.                                    1,056
                                                                      ----------------
                                                                          17,849

                BIOTECHNOLOGY-- 0.9%
        65      Amgen, Inc. *                                              3,667
        27      Human Genome Sciences, Inc. *                                914
                                                                      ----------------
                                                                           4,581

                BROADCASTING/CABLE-- 1.4%
       153      Adelphia Communications Corp., Class A *                   4,777
        93      Charter Communications, Inc., Class A *                    1,528
        23      Comcast Corp., Class A *                                     810
                                                                      ----------------
                                                                           7,115

                BUSINESS SERVICES-- 1.2%
       111      Accenture LTD, Class A (Bermuda) *                         2,980
       167      Cendant Corp. *                                            3,267
                                                                      ----------------
                                                                           6,247

                CHEMICALS-- 1.5%
        18      Dow Chemical Co.                                             615
        65      PPG Industries, Inc.                                       3,337
        48      Praxair, Inc.                                              2,645
        29      Rohm & Haas Co.                                              988
                                                                      ----------------
                                                                           7,585

                COMPUTER NETWORKS-- 1.7%
       484      Cisco Systems, Inc. *                                      8,757

                COMPUTER SOFTWARE-- 4.7%
        38      BEA Systems, Inc. *                                          587
       253      Microsoft Corp. *                                         16,779
       127      NCR Corp. *                                                4,689
        87      Siebel Systems, Inc. *                                     2,423
                                                                      ----------------
                                                                          24,478

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)


    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- Continued
--------------------------------------------------------------------------------------
                COMPUTERS/COMPUTER HARDWARE-- 4.2%
       127      Dell Computer Corp. *                                  $   3,441
       112      International Business Machines Corp.                     13,555
       375      Sun Microsystems, Inc. *                                   4,611
                                                                      ----------------
                                                                          21,607

                CONSUMER PRODUCTS-- 5.0%
        43      Colgate-Palmolive Co.                                      2,501
       122      Gillette Co.                                               4,081
       218      Philip Morris Companies, Inc.                             10,009
       116      Procter & Gamble Co.                                       9,193
                                                                      ----------------
                                                                          25,784

                DIVERSIFIED-- 7.0%
       476      General Electric Co.                                      19,083
       290      Tyco International LTD (Bermuda)                          17,083
                                                                      ----------------
                                                                          36,166

                ENVIRONMENTAL SERVICES-- 0.9%
       147      Waste Management, Inc.                                     4,704

                FINANCIAL SERVICES-- 10.2%
        99      Capital One Financial Corp.                                5,361
       293      Charles Schwab Corp.                                       4,528
       260      Citigroup, Inc.                                           13,120
       107      Countrywide Credit Industries, Inc.                        4,367
       303      E*Trade Group, Inc. *                                      3,109
        96      Fannie Mae                                                 7,608
        15      Freddie Mac                                                  974
       104      Goldman Sachs Group, Inc.                                  9,640
        57      Household International, Inc.                              3,297
        39      Stilwell Financial, Inc.                                   1,070
                                                                      ----------------
                                                                          53,074

                FOOD/BEVERAGE PRODUCTS-- 1.6%
        68      Coca-Cola Co.                                              3,187
        91      Unilever NV, N.Y. Registered Shares (Netherlands)          5,231
                                                                      ----------------
                                                                           8,418

                HEALTH CARE/HEALTH CARE SERVICES-- 2.2%
        52      Baxter International, Inc.                                 2,778
        94      Becton, Dickinson & Co.                                    3,103
        42      Medtronic, Inc.                                            2,161
        57      Tenet Healthcare Corp. *                                   3,335
         5      Zimmer Holdings, Inc. *                                      147
                                                                      ----------------
                                                                          11,524

                INSURANCE-- 4.6%
        86      Allstate Corp.                                             2,881
       149      Ambac Financial Group, Inc.                                8,646
        15      American International Group, Inc.                         1,215
       117      CIGNA Corp.                                               10,803
                                                                      ----------------
                                                                          23,545

                MACHINERY & ENGINEERING EQUIPMENT-- 0.6%
        61      Caterpillar, Inc.                                          3,198

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)


    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- Continued
--------------------------------------------------------------------------------------
                MANUFACTURING-- 0.9%
        17      Cooper Industries, Inc.                                $     601
        53      Danaher Corp.                                              3,178
        28      Honeywell International, Inc.                                944
                                                                      ----------------
                                                                           4,723

                METALS/MINING-- 0.3%
        38      Alcoa, Inc.                                                1,358

                MULTI-MEDIA-- 3.1%
       125      AOL Time Warner, Inc. *                                    4,015
        36      Gannett Co., Inc.                                          2,440
       173      Gemstar-TV Guide International, Inc. *                     4,801
       104      Viacom, Inc., Class B *                                    4,600
                                                                      ----------------
                                                                          15,856

                OIL & GAS-- 6.2%
        45      Anadarko Petroleum Corp.                                   2,536
        61      Baker Hughes, Inc.                                         2,210
       110      ChevronTexaco Corp.                                        9,822
        66      Conoco, Inc.                                               1,871
        41      Cooper Cameron Corp. *                                     1,659
       348      Exxon Mobil Corp.                                         13,680
                                                                      ----------------
                                                                          31,778

                PHARMACEUTICALS-- 9.9%
        58      Abbott Laboratories                                        3,239
        97      American Home Products Corp.                               5,921
       130      Bristol-Myers Squibb Co.                                   6,641
       141      Johnson & Johnson                                          8,318
        89      Lilly (Eli) & Co.                                          6,956
        68      Merck & Co., Inc.                                          3,998
       185      Pfizer, Inc.                                               7,384
        97      Pharmacia Corp.                                            4,146
       144      Schering-Plough Corp.                                      5,157
                                                                      ----------------
                                                                          51,760

                PIPELINES-- 0.7%
        62      Dynegy, Inc., Class A                                      1,576
        41      El Paso Corp.                                              1,838
                                                                      ----------------
                                                                           3,414

                REAL ESTATE INVESTMENT TRUST-- 0.3%
        69      ProLogis Trust                                             1,476

                RESTAURANTS/FOOD SERVICES-- 0.4%
        71      McDonald's Corp.                                           1,887

                RETAILING-- 7.3%
        52      Abercrombie & Fitch Co., Class A *                         1,377
        73      Bed Bath & Beyond, Inc. *                                  2,458
        64      Costco Wholesale Corp. *                                   2,854
       161      Home Depot, Inc.                                           8,202
        34      Kohl's Corp. *                                             2,381
        57      Lowe's Companies, Inc.                                     2,659
       169      Target Corp.                                               6,946


                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)


    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- Continued
--------------------------------------------------------------------------------------
                Retailing-- Continued
        73      TJX Companies, Inc.                                    $   2,894
       135      Wal-Mart Stores, Inc.                                      7,792
                                                                      ----------------
                                                                          37,563

                SEMI-CONDUCTORS-- 4.6%
       221      Altera Corp. *                                             4,698
       125      Applied Materials, Inc. *                                  5,022
       201      Intel Corp.                                                6,331
        31      Linear Technology Corp.                                    1,224
        34      Micron Technology, Inc. *                                  1,047
        40      Texas Instruments, Inc.                                    1,131
       104      Xilinx, Inc. *                                             4,077
                                                                      ----------------
                                                                          23,530

                TELECOMMUNICATIONS-- 5.2%
       145      American Tower Corp., Class A *                            1,369
       187      AT&T Corp.                                                 3,392
       438      Qwest Communications International, Inc.                   6,186
        37      SBC Communications, Inc.                                   1,457
       304      Sprint Corp. (PCS Group) *                                 7,409
       145      Verizon Communications, Inc.                               6,885
                                                                      ----------------
                                                                          26,698

                TELECOMMUNICATIONS EQUIPMENT-- 0.9%
        38      CIENA Corp. *                                                537
       206      Lucent Technologies, Inc.                                  1,293
       192      Motorola, Inc.                                             2,881
                                                                      ----------------
                                                                           4,711

                TOYS & GAMES-- 0.4%
       115      Mattel, Inc.                                               1,982

                UTILITIES-- 3.3%
       121      CMS Energy Corp.                                           2,905
        74      DTE Energy Co.                                             3,091
       263      Edison International *                                     3,968
       165      PG&E Corp. *                                               3,184
        93      Pinnacle West Capital Corp.                                3,879
                                                                      ----------------
                                                                          17,027
--------------------------------------------------------------------------------------
                Total Common Stocks                                      505,426
                (Cost $421,963)
--------------------------------------------------------------------------------------


   Principal
    Amount

                U.S. TREASURY SECURITY-- 0.3%
    $1,430      U.S. Treasury Note, 6.38%, 04/30/02, @                     1,451
                (Cost $1,443)
--------------------------------------------------------------------------------------
                Total Long-Term Investments                              506,877
                (Costs $423,406)
--------------------------------------------------------------------------------------

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)


    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------------
      Short-Term Investment-- 1.7%
--------------------------------------------------------------------------------------
                 MONEY MARKET FUND-- 1.7%
     8,598      JPMorgan Prime Money Market Fund (a)                     $ 8,598
                (Cost $8,598)
--------------------------------------------------------------------------------------
                Total Investments-- 100.0%                              $515,475
                (Cost $432,004)
--------------------------------------------------------------------------------------

Futures Contracts

                                                         Notional
  Number                                                 Value at      Unrealized
    of                                   Expiration      12/31/01     Appreciation
 Contracts   Description                    Date           (USD)          (USD)
--------------------------------------------------------------------------------------
             Long Future Outstanding
    30       S&P 500 Index              March, 2002       $8,619          $114


                       See notes to financial statements.

JPMorgan SMARTINDEX FUND
PORTFOLIO OF INVESTMENTS

As of December 31, 2001
(Amounts in Thousands)




SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- 98.4%
--------------------------------------------------------------------------------------
                Common Stocks-- 98.1%
                ADVERTISING-- 0.3%
        24      Interpublic Group of Companies, Inc.                   $     703
         8      Omnicom Group                                                742
                                                                      ----------------
                                                                           1,445

                AEROSPACE-- 1.2%
        33      Boeing Co.                                                 1,276
        13      General Dynamics Corp.                                     1,035
        16      Goodrich Corp.                                               421
        23      Lockheed Martin Corp.                                      1,092
        32      United Technologies Corp.                                  2,049
                                                                      ----------------
                                                                           5,873

                AGRICULTURAL PRODUCTION/SERVICES-- 0.0%
         4      Monsanto Co.                                                 118

                AIRLINES-- 0.2%
        15      AMR Corp. *                                                  341
        23      Delta Air Lines, Inc.                                        673
         9      Southwest Airlines, Inc.                                     170
                                                                      ----------------
                                                                           1,184

                APPAREL-- 0.3%
        17      Jones Apparel Group, Inc. *                                  554
        20      Nike, Inc., Class B                                        1,125
                                                                      ----------------
                                                                           1,679

                APPLIANCES & HOUSEHOLD DURABLES-- 0.2%
        41      Masco Corp.                                                1,007

                AUTOMOTIVE-- 0.7%
        40      Delphi Automotive Systems Corp.                              550
        51      Ford Motor Co.                                               794
        15      General Motors Corp.                                         705
        12      Harley-Davidson, Inc.                                        657
         8      Lear Corp. *                                                 313
         2      PACCAR, Inc.                                                 118
        20      Visteon Corp.                                                298
                                                                      ----------------
                                                                           3,435

                BANKING-- 5.5%
        17      AmSouth Bancorp                                              314
         4      Astoria Financial Corp.                                      108
        37      Bank of America Corp.                                      2,348
        54      Bank of New York Co., Inc.                                 2,207
        86      Bank One Corp.                                             3,343
         7      Banknorth Group, Inc.                                        149
         3      BB&T Corp.                                                    94
         4      Compass Bancshares, Inc.                                     125
         2      FirstMerit Corp.                                              41
        11      Golden State Bancorp, Inc.                                   277
        10      GreenPoint Financial Corp.                                   368
         9      Hibernia Corp., Class A                                      155
         3      Huntington Bancshares, Inc.                                   43
         5      IndyMac Bancorp, Inc. *                                      122
        10      KeyCorp                                                      251


                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)


    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- Continued
--------------------------------------------------------------------------------------
                Banking-- Continued
         4      Marshall & Ilsley Corp.                                $     221
         6      Mellon Financial Corp.                                       229
        10      National Commerce Financial Corp.                            261
         0^     North Fork Bancorporation, Inc.                                3
        18      Northern Trust Corp.                                       1,108
        33      PNC Financial Services Group, Inc.                         1,832
         4      Regions Financial Corp.                                      120
        23      SouthTrust Corp.                                             555
        16      SunTrust Banks, Inc.                                       1,022
         2      TCF Financial Corp.                                          101
       173      U.S. Bancorp                                               3,626
        12      Union Planters Corp.                                         542
        64      Wachovia Corp.                                             2,013
       112      Washington Mutual, Inc.                                    3,658
        22      Wells Fargo & Co.                                            952
         2      Wilmington Trust Corp.                                       108
                                                                      ----------------
                                                                          26,296

                BIOTECHNOLOGY-- 1.0%
        60      Amgen, Inc. *                                              3,408
        11      Applied Biosystems Group-- Applera Corp.                     444
        26      Human Genome Sciences, Inc. *                                877
         0^     Immunex Corp. *                                                6
                                                                      ----------------
                                                                           4,735

                BROADCASTING/CABLE-- 0.7%
        18      Adelphia Communications Corp., Class A *                     555
        41      Charter Communications, Inc., Class A *                      665
        63      Comcast Corp., Class A *                                   2,250
                                                                      ----------------
                                                                           3,470

                BUSINESS SERVICES-- 0.7%
        29      Automatic Data Processing, Inc.                            1,703
        86      Cendant Corp. *                                            1,688
                                                                      ----------------
                                                                           3,391

                CHEMICALS-- 1.2%
        13      Air Products & Chemicals, Inc.                               591
        65      Dow Chemical Co.                                           2,205
         3      E.I. DuPont de Nemours Co.                                   111
        20      PPG Industries, Inc.                                       1,040
        23      Praxair, Inc.                                              1,276
        14      Rohm & Haas Co.                                              478
                                                                      ----------------
                                                                           5,701

                COMPUTER NETWORKS-- 1.8%
       379      Cisco Systems, Inc. *                                      6,855
         8      Computer Sciences Corp. *                                    367
        21      Electronic Data Systems Corp.                              1,433
                                                                      ----------------
                                                                           8,655

                COMPUTER SOFTWARE-- 5.6%
         9      Adobe Systems, Inc.                                          279
         2      Autodesk, Inc.                                                82
        10      BEA Systems, Inc. *                                          154
        17      Citrix Systems, Inc. *                                       394
        26      Computer Associates International, Inc.                      911

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)


    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- Continued
--------------------------------------------------------------------------------------
                Computer Software-- Continued
         5      Intuit, Inc. *                                         $     222
       256      Microsoft Corp. *                                         16,968
        37      NCR Corp. *                                                1,353
       260      Oracle Corp. *                                             3,585
         7      Peoplesoft, Inc. *                                           297
        10      Peregrine Systems, Inc. *                                    142
        40      Siebel Systems, Inc. *                                     1,108
        23      Veritas Software Corp. *                                   1,045
                                                                      ----------------
                                                                          26,540

                COMPUTERS/COMPUTER HARDWARE-- 4.0%
        55      Compaq Computer Corp.                                        540
       131      Dell Computer Corp. *                                      3,558
        69      EMC Corp. *                                                  933
        77      Hewlett-Packard Co.                                        1,577
        86      International Business Machines Corp.                     10,427
       169      Sun Microsystems, Inc. *                                   2,081
                                                                      ----------------
                                                                          19,116

                CONSUMER PRODUCTS-- 3.8%
        14      Black & Decker Corp.                                         543
        40      Colgate-Palmolive Co.                                      2,287
         0^     Estee Lauder Companies, Inc., Class A                          3
        54      Gillette Co.                                               1,800
        30      Kimberly-Clark Corp.                                       1,806
       152      Philip Morris Companies, Inc.                              6,947
        63      Procter & Gamble Co.                                       4,961
                                                                      ----------------
                                                                          18,347

                DIVERSIFIED-- 5.3%
       444      General Electric Co.                                      17,812
       133      Tyco International LTD (Bermuda)                           7,845
                                                                      ----------------
                                                                          25,657

                ELECTRONICS/ELECTRICAL EQUIPMENT-- 0.6%
        17      Agilent Technologies, Inc. *                                 470
        22      Emerson Electric Co.                                       1,267
        12      Johnson Controls, Inc.                                       953
         4      Teradyne, Inc. *                                             130
                                                                      ----------------
                                                                           2,820

                ENTERTAINMENT/LEISURE-- 0.1%
        20      Carnival Corp.                                               553
         9      Park Place Entertainment Corp. *                              80
                                                                      ----------------
                                                                             633

                ENVIRONMENTAL SERVICES-- 0.4%
        63      Waste Management, Inc.                                     2,004

                FINANCIAL SERVICES-- 8.1%
        10      A.G. Edwards, Inc.                                           424
        29      American Express Co.                                       1,017
        15      AmeriCredit Corp. *                                          457
         0^     Blackrock, Inc.                                               13
        36      Capital One Financial Corp.                                1,937
       102      Charles Schwab Corp.                                       1,584
        17      Charter One Financial, Inc.                                  470

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)


    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- Continued
--------------------------------------------------------------------------------------
                Financial Services-- Continued
       274      Citigroup, Inc.                                        $  13,807
        50      Countrywide Credit Industries, Inc.                        2,040
        49      E*Trade Group, Inc. *                                        506
        63      Fannie Mae                                                 4,993
        40      Freddie Mac                                                2,590
        18      Goldman Sachs Group, Inc.                                  1,651
        26      Household International, Inc.                              1,489
        12      Instinet Group, Inc. *                                       119
         2      Legg Mason, Inc.                                             115
        42      MBNA Corp.                                                 1,492
        13      Merrill Lynch & Co., Inc.                                    688
        34      Morgan Stanley Dean Witter & Co.                           1,913
         0^     State Street Corp.                                             5
        25      Stilwell Financial, Inc.                                     667
        11      T. Rowe Price Group, Inc.                                    368
                                                                      ----------------
                                                                          38,345

                FOOD/BEVERAGE PRODUCTS-- 4.4%
        22      Anheuser-Busch Companies, Inc.                               990
       126      Coca-Cola Co.                                              5,946
        23      H.J. Heinz Co.                                               925
         2      Hershey Foods Corp.                                          162
        21      Kellogg Co.                                                  617
        36      Kraft Foods, Inc., Class A                                 1,218
        41      Kroger Co. *                                                 860
        83      PepsiCo, Inc.                                              4,032
        59      Safeway, Inc. *                                            2,463
        57      Sysco Corp.                                                1,487
        38      Unilever NV, N.Y. Registered Shares (Netherlands)          2,212
                                                                      ----------------
                                                                          20,912

                HEALTH CARE/HEALTH CARE SERVICES-- 2.3%
        46      Baxter International, Inc.                                 2,482
        30      Becton, Dickinson & Co.                                      988
        14      Boston Scientific Corp. *                                    345
         0^     C.R. Bard, Inc.                                               13
        20      Guidant Corp. *                                              986
        49      HCA, Inc.                                                  1,873
        37      Medtronic, Inc.                                            1,905
         9      St. Jude Medical, Inc. *                                     676
        25      Tenet Healthcare Corp. *                                   1,491
         1      UnitedHealth Group, Inc.                                      50
         4      Wellpoint Health Networks, Inc. *                            456
                                                                      ----------------
                                                                          11,265

                HOTELS/OTHER LODGING-- 0.4%
        28      Marriott International, Inc., Class A                      1,146
        29      Starwood Hotels & Resorts Worldwide, Inc.                    863
                                                                      ----------------
                                                                           2,009

                INSURANCE-- 4.5%
        53      AFLAC, Inc.                                                1,304
        49      Allstate Corp.                                             1,661
        26      Ambac Financial Group, Inc.                                1,499
       105      American International Group, Inc.                         8,344

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)


    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- Continued
--------------------------------------------------------------------------------------
                Insurance-- Continued
        23      CIGNA Corp.                                            $   2,085
         6      Hartford Financial Services Group, Inc.                      352
        20      Jefferson-Pilot Corp.                                        916
        19      Lincoln National Corp.                                       928
        19      MBIA, Inc.                                                 1,008
        57      MetLife, Inc.                                              1,803
         4      Protective Life Corp.                                        116
        16      Prudential Financial, Inc. *                                 531
        13      Torchmark Corp.                                              515
        19      UnumProvident Corp.                                          509
                                                                      ----------------
                                                                          21,571

                INTERNET SERVICES/SOFTWARE-- 0.1%
         5      eBay, Inc. *                                                 314
         5      VeriSign, Inc. *                                             175
                                                                      ----------------
                                                                             489

                LEASING-- 0.0%
         3      GATX Corp.                                                    88

                MACHINERY & ENGINEERING EQUIPMENT-- 0.4%
        21      Caterpillar, Inc.                                          1,119
         2      Dover Corp.                                                   78
        16      Ingersoll-Rand Co.                                           652
        15      Rockwell International Corp.                                 264
                                                                      ----------------
                                                                           2,113

                MANUFACTURING-- 0.8%
         8      Cooper Industries, Inc.                                      286
        15      Danaher Corp.                                                892
         9      Eaton Corp.                                                  662
        25      Honeywell International, Inc.                                839
         8      Illinois Tool Works, Inc.                                    549
         7      ITT Industries, Inc.                                         369
         8      Parker Hannifin Corp.                                        363
                                                                      ----------------
                                                                           3,960

                METALS/MINING-- 0.8%
        28      Alcan, Inc. (Canada)                                       1,006
        57      Alcoa, Inc.                                                2,019
        45      Barrick Gold Corp.                                           721
                                                                      ----------------
                                                                           3,746

                MULTI-MEDIA-- 3.1%
       192      AOL Time Warner, Inc. *                                    6,172
        14      Fox Entertainment Group, Inc., Class A *                     358
        27      Gannett Co., Inc.                                          1,842
        37      Gemstar-TV Guide International, Inc. *                     1,025
        54      Liberty Media Corp., Class A *                               752
         3      New York Times Co., Class A                                  138
        15      The Walt Disney Co.                                          305
        97      Viacom, Inc., Class B *                                    4,274
                                                                      ----------------
                                                                          14,866

                OIL & GAS-- 6.1%
         6      Anadarko Petroleum Corp.                                     364
        31      Baker Hughes, Inc.                                         1,112

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)


    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- Continued

                Oil & Gas-- Continued
        69      ChevronTexaco Corp.                                    $   6,165
        54      Conoco, Inc.                                               1,537
        17      Cooper Cameron Corp. *                                       702
        20      Diamond Offshore Drilling, Inc.                              617
       331      Exxon Mobil Corp.                                         12,989
         8      Phillips Petroleum Co.                                       488
        85      Royal Dutch Petroleum Co., N.Y. Registered
                 Shares (Netherlands)                                      4,142
         3      Schlumberger LTD                                             165
        22      Transocean Sedco Forex, Inc.                                 734
                                                                      ----------------
                                                                          29,015

                PAPER/FOREST PRODUCTS-- 0.5%
        27      Georgia-Pacific Group                                        748
         8      Temple-Inland, Inc.                                          431
        21      Weyerhaeuser Co.                                           1,142
         2      Willamette Industries, Inc.                                   78
                                                                      ----------------
                                                                           2,399

                PHARMACEUTICALS-- 10.4%
        76      Abbott Laboratories                                        4,237
         6      Allergan, Inc.                                               443
        99      American Home Products Corp.                               6,081
        76      Bristol-Myers Squibb Co.                                   3,861
        18      Cardinal Health, Inc.                                      1,151
        19      Forest Laboratories, Inc. *                                1,590
       139      Johnson & Johnson                                          8,214
        43      Lilly (Eli) & Co.                                          3,354
        84      Merck & Co., Inc.                                          4,939
         5      Omnicare, Inc.                                               127
       266      Pfizer, Inc.                                              10,583
        40      Pharmacia Corp.                                            1,685
        84      Schering-Plough Corp.                                      3,008
        11      Vertex Pharmaceuticals, Inc. *                               268
                                                                      ----------------
                                                                          49,541

                PHOTOGRAPHIC EQUIPMENT-- 0.1%
        17      Eastman Kodak Co.                                            509

                PIPELINES-- 0.7%
        28      Dynegy, Inc., Class A                                        709
        54      El Paso Corp.                                              2,391
        19      Williams Companies, Inc.                                     480
                                                                      ----------------
                                                                           3,580

                REAL ESTATE INVESTMENT TRUST-- 0.2%
         0^     CarrAmerica Realty Corp.                                       3
        27      Equity Office Properties Trust                               800
         3      General Growth Properties, Inc.                              116
         4      Hospitality Properties Trust                                 106
         5      ProLogis Trust                                               108
                                                                      ----------------
                                                                           1,133

                RESTAURANTS/FOOD SERVICES-- 0.5%
        83      McDonald's Corp.                                           2,197

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)


    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- Continued
--------------------------------------------------------------------------------------
                RETAILING-- 6.5%
        27      Abercrombie & Fitch Co., Class A *                     $     727
        32      Bed Bath & Beyond, Inc. *                                  1,098
         7      Best Buy Co., Inc. *                                         529
        22      Costco Wholesale Corp. *                                     985
        14      CVS Corp.                                                    414
        14      Federated Department Stores, Inc. *                          556
       130      Home Depot, Inc.                                           6,636
        28      Kohl's Corp. *                                             1,937
         6      Limited, Inc.                                                 87
        28      Lowe's Companies, Inc.                                     1,281
         5      May Department Stores Co.                                    189
        66      Target Corp.                                               2,709
         1      Tiffany & Co.                                                 16
        44      TJX Companies, Inc.                                        1,766
       183      Wal-Mart Stores, Inc.                                     10,527
        31      Walgreen Co.                                               1,050
                                                                      ----------------
                                                                          30,507

                SEMI-CONDUCTORS-- 4.1%
        37      Altera Corp. *                                               775
        19      Analog Devices, Inc. *                                       861
        50      Applied Materials, Inc. *                                  2,017
         2      Applied Micro Circuits Corp. *                                27
         8      Broadcom Corp., Class A *                                    335
       313      Intel Corp.                                                9,857
         9      Lattice Semiconductor Corp. *                                185
        23      Linear Technology Corp.                                      882
         9      LSI Logic Corp. *                                            148
        16      Maxim Integrated Products, Inc. *                            819
        16      Micron Technology, Inc. *                                    496
         6      PMC-- Sierra, Inc. *                                         119
        78      Texas Instruments, Inc.                                    2,181
         0^     Vitesse Semiconductor Corp. *                                  4
        31      Xilinx, Inc. *                                             1,195
                                                                      ----------------
                                                                          19,901

                SHIPPING/TRANSPORTATION-- 0.2%
        18      FedEx Corp.*                                                 929

                TELECOMMUNICATIONS-- 5.4%
         5      Alltel Corp.                                                 321
        26      American Tower Corp., Class A *                              244
       148      AT&T Corp.                                                 2,679
       137      AT&T Wireless Services, Inc. *                             1,972
        73      BellSouth Corp.                                            2,781
         4      Crown Castle International Corp. *                            46
         3      Network Appliance, Inc. *                                     68
        41      Nextel Communications, Inc., Class A *                       444
       122      Qwest Communications International, Inc.                   1,725
       135      SBC Communications, Inc.                                   5,272
        15      Sprint Corp. (FON Group)                                     293
        66      Sprint Corp. (PCS Group) *                                 1,606
         3      Tellabs, Inc. *                                               51
       137      Verizon Communications, Inc.                               6,483

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)


    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- Continued
--------------------------------------------------------------------------------------
                Telecommunications-- Continued
         0^     WorldCom, Inc.-- MCI Group                           $         3
       151      WorldCom, Inc.-- WorldCom Group *                          2,119
                                                                      ----------------
                                                                          26,107

                TELECOMMUNICATIONS EQUIPMENT-- 1.5%
        15      CIENA Corp. *                                                210
        23      Corning, Inc.                                                209
        56      JDS Uniphase Corp. *                                         488
         6      Juniper Networks, Inc. *                                     119
       144      Lucent Technologies, Inc.                                    908
       158      Motorola, Inc.                                             2,378
       143      Nortel Networks Corp. (Canada)                             1,071
        34      Qualcomm, Inc. *                                           1,722
                                                                      ----------------
                                                                           7,105

                TOYS & GAMES-- 0.3%
        21      Hasbro, Inc.                                                 346
        62      Mattel, Inc.                                               1,064
                                                                      ----------------
                                                                           1,410

                TRANSPORTATION-- 0.4%
        42      Burlington Northern Santa Fe Corp.                         1,193
        19      CSX Corp.                                                    655
         5      Norfolk Southern Corp.                                        97
         3      Union Pacific Corp.                                          160
                                                                      ----------------
                                                                           2,105

                UTILITIES-- 2.6%
        15      Ameren Corp.                                                 626
         9      American Electric Power Co., Inc.                            383
        15      Cinergy Corp.                                                511
        20      CMS Energy Corp.                                             473
         8      Consolidated Edison, Inc.                                    303
         3      Constellation Energy Group, Inc.                              82
        11      Dominion Resources, Inc.                                     649
        21      DTE Energy Co.                                               864
         8      Duke Energy Corp.                                            306
        52      Edison International *                                       784
        47      Entergy Corp.                                              1,842
         5      FirstEnergy Corp.                                            167
        11      FPL Group, Inc.                                              598
         1      NiSource, Inc.                                                14
        59      PG&E Corp. *                                               1,143
        10      Pinnacle West Capital Corp.                                  410
         6      Potomac Electric Power Co.                                   131
         5      PPL Corp.                                                    188
        22      Progress Energy, Inc.                                        986
        12      Reliant Energy, Inc.                                         329
         7      TECO Energy, Inc.                                            181
         2      TXU Corp.                                                     90
        19      Wisconsin Energy Corp.                                       420
        30      XCEL Energy, Inc.                                            824
                                                                      ----------------
                                                                          12,304

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)


    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- Continued
--------------------------------------------------------------------------------------
                WHOLESALING-- 0.1%
        11      W.W. Grainger, Inc.                                    $     547
               -----------------------------------------------------------------------
                Total Common Stocks                                      470,759
                (Cost $483,233)
                -----------------------------------------------------------------------

                PREFERRED STOCK--- 0.0%
                Metals/Mining-- 0.0%
                -----------------------------------------------------------------------
         4      Allegheny Technologies, Inc.                                  59
                (Cost $59)


   Principal
    Amount

                U.S. Treasury Security-- 0.3%
    $1,400      U.S. Treasury Note, 6.25%, 07/31/02, @                     1,436
                (Cost $1,434)
--------------------------------------------------------------------------------------
                Total LONG-TERM INVESTMENTS                              472,254
                (Cost $484,726)
--------------------------------------------------------------------------------------

      SHORT-TERM INVESTMENT-- 1.6%
--------------------------------------------------------------------------------------


    Shares
                MONEY MARKET FUND-- 1.6%
     7,890      JPMorgan Prime Money Market Fund (a)                       7,890
                (Cost $7,890)
--------------------------------------------------------------------------------------
                Total Investments-- 100.0%                              $480,144
                (Cost $492,616)
--------------------------------------------------------------------------------------

Futures Contracts
--------------------------------------------------------------------------------------

                                                         Notional
  Number                                                 Value at      Unrealized
    of                                   Expiration      12/31/01     Appreciation
 Contracts   Description                    Date           (USD)          (USD)
--------------------------------------------------------------------------------------
             Long Future Outstanding
    30       S&P 500 Index              March, 2002       $8,619           $94

                       See notes to financial statements.

JPMorgan MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS

As of December 31, 2001
(Amounts in Thousands)


    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- 99.6%
--------------------------------------------------------------------------------------
                Common Stocks-- 99.6%
                AIRLINES-- 1.1%
        48      Skywest, Inc.                                          $   1,209

                BANKING-- 3.4%
        12      Investors Financial Services Corp.                           814
        15      M&T Bank Corp.                                             1,093
        34      Synovus Financial Corp.                                      862
        18      TCF Financial Corp.                                          844
                                                                      ----------------
                                                                           3,613

                BIOTECHNOLOGY-- 6.6%
        18      Enzon, Inc. *                                              1,030
        19      Genzyme Corp.-- General Division *                         1,143
        22      Icos Corp. *                                               1,264
        23      IDEC Pharmaceuticals Corp. *                               1,585
        12      Invitrogen Corp. *                                           725
        14      Myriad Genetics, Inc. *                                      758
        14      Protein Design Labs, Inc. *                                  472
                                                                      ----------------
                                                                           6,977

                BROADCASTING/CABLE-- 4.3%
        69      Charter Communications, Inc., Class A *                    1,125
        78      Mediacom Communications Corp. *                            1,432
        30      Univision Communications, Inc., Class A *                  1,206
        26      Westwood One, Inc. *                                         793
                                                                      ----------------
                                                                           4,556

                BUSINESS SERVICES-- 6.3%
        28      ChoicePoint, Inc. *                                        1,413
        19      Cintas Corp.                                                 912
        26      CSG Systems International, Inc. *                          1,040
        43      Equifax, Inc.                                              1,041
        24      Iron Mountain, Inc. *                                      1,069
        31      Moody's Corp.                                              1,220
                                                                      ----------------
                                                                           6,695

                COMPUTER SOFTWARE-- 7.8%
        17      Adobe Systems, Inc.                                          512
        21      Advent Software, Inc. *                                    1,064
        35      Citrix Systems, Inc. *                                       793
        13      Electronic Arts, Inc. *                                      791
       144      i2 Technologies, Inc. *                                    1,141
        12      Intuit, Inc. *                                               518
        30      National Instruments Corp. *                               1,116
        24      Network Associates, Inc.                                     618
        30      Rational Software Corp. *                                    575
        63      Wind River Systems *                                       1,123
                                                                      ----------------
                                                                           8,251

                COMPUTERS/COMPUTER HARDWARE-- 1.9%
        17      Brocade Communications Systems, Inc. *                       563
        34      Tech Data Corp. *                                          1,476
                                                                      ----------------
                                                                           2,039

                CONSUMER PRODUCTS-- 0.7%
        24      Estee Lauder Companies, Inc., Class A                        769

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)


    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- Continued
--------------------------------------------------------------------------------------
                CONSUMER SERVICES-- 1.0%
        39      Aramark Corp., Class B *                               $   1,041

                ELECTRONICS/ELECTRICAL EQUIPMENT-- 1.6%
        31      Jabil Circuit, Inc. *                                        704
        52      Sanmina-SCI Corp. *                                        1,027
                                                                      ----------------
                                                                           1,731

                ENTERTAINMENT/LEISURE-- 1.0%
        27      International Speedway Corp., Class A                      1,040

                FINANCIAL SERVICES-- 3.8%
        52      AmeriCredit Corp. *                                        1,634
        44      Stilwell Financial, Inc.                                   1,206
        34      T. Rowe Price Group, Inc.                                  1,181
                                                                      ----------------
                                                                           4,021

                HEALTH CARE/HEALTH CARE SERVICES-- 12.7%
        21      Anthem, Inc. *                                             1,020
        38      Biomet, Inc.                                               1,159
        53      Caremark Rx, Inc.                                            861
        54      Healthsouth Corp. *                                          800
        17      Laboratory Corp. of America Holdings *                     1,391
        46      Manor Care, Inc. *                                         1,093
        38      Oxford Health Plans, Inc. *                                1,136
        21      St. Jude Medical, Inc. *                                   1,653
        19      Stryker Corp.                                              1,127
        39      Triad Hospitals, Inc. *                                    1,156
        15      Varian Medical Systems, Inc. *                             1,083
         7      Wellpoint Health Networks, Inc. *                            783
                                                                      ----------------
                                                                          13,262

                INTERNET SERVICES/SOFTWARE-- 5.8%
        76      Amazon.com, Inc. *                                           819
       119      CNET Networks, Inc. *                                      1,070
        22      Expedia, Inc., Class A                                       893
        53      Openwave Systems, Inc. *                                     519
        39      Retek, Inc. *                                              1,153
        52      Riverstone Networks, Inc. *                                  862
        22      VeriSign, Inc. *                                             822
                                                                      ----------------
                                                                           6,138

                MULTI-MEDIA-- 2.1%
        46      COX Radio, Inc. *                                          1,167
        37      Gemstar-TV Guide International, Inc. *                     1,017
                                                                      ----------------
                                                                           2,184

                OIL & GAS-- 6.0%
        25      Apache Corp.                                               1,229
        42      Hanover Compressor Co. *                                   1,061
        26      Nabors Industries, Inc. *                                    879
        62      Pioneer Natural Resources Co. *                            1,186
        34      Pogo Producing Co.                                           880
        30      Talisman Energy, Inc. (Canada)                             1,124
                                                                      ----------------
                                                                           6,359

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)


    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- Continued
--------------------------------------------------------------------------------------
                PHARMACEUTICALS-- 7.8%
        34      Alkermes, Inc. *                                       $     886
        26      AmerisourceBergen Corp. *                                  1,646
        11      Gilead Sciences, Inc. *                                      749
        18      Medicis Pharmaceutical Corp.                               1,156
        34      Medimmune, Inc. *                                          1,576
        25      Millennium Pharmaceuticals, Inc. *                           608
        32      Priority Healthcare Corp., Class B *                       1,133
        22      Vertex Pharmaceuticals, Inc. *                               529
                                                                      ----------------
                                                                           8,283

                RESTAURANTS/FOOD SERVICES-- 2.2%
        39      CBRL Group, Inc.                                           1,145
        34      Darden Restaurants, Inc.                                   1,204
                                                                      ----------------
                                                                           2,349

                RETAILING-- 9.4%
        17      Barnes & Noble, Inc.                                         515
        33      Bed Bath & Beyond, Inc. *                                  1,105
        15      Best Buy Co., Inc. *                                       1,087
        24      BJ's Wholesale Club, Inc. *                                1,054
        24      CDW Computer Centers, Inc. *                               1,300
        66      Office Depot, Inc. *                                       1,216
        47      RadioShack Corp.                                           1,403
        40      TJX Companies, Inc.                                        1,586
        12      Whole Foods Market, Inc.                                     536
                                                                      ----------------
                                                                           9,802

                SEMI-CONDUCTORS-- 8.8%
       100      Agere Systems, Inc., Class A                                 570
        47      Altera Corp. *                                               997
        79      Applied Micro Circuits Corp. *                               899
        25      Broadcom Corp., Class A *                                  1,014
        16      Intersil Corp., Class A *                                    510
        26      KLA-Tencor Corp. *                                         1,308
        22      Microchip Technology, Inc. *                                 864
        28      Novellus Systems, Inc. *                                   1,112
        20      Nvidia Corp. *                                             1,318
        48      Vitesse Semiconductor Corp. *                                592
                                                                      ----------------
                                                                           9,184

                TELECOMMUNICATIONS-- 4.7%
       200      Allegiance Telecom, Inc. *                                 1,657
       105      Enterasys Networks, Inc. *                                   926
        67      Network Appliance, Inc. *                                  1,454
        54      Tekelec                                                      974
                                                                      ----------------
                                                                           5,011

                TELECOMMUNICATIONS EQUIPMENT-- 0.6%
        34      Juniper Networks, Inc. *                                     646
--------------------------------------------------------------------------------------
                Total LONG-TERM INVESTMENTS                              105,160
                (Cost $102,651)
--------------------------------------------------------------------------------------


                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)


    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------------
      SHORT-TERM INVESTMENTS-- 0.4%
--------------------------------------------------------------------------------------
                MONEY MARKET FUND-- 0.4%
       393      JPMorgan Prime Money Market Fund (a)                      $  393
                (Cost $393)
--------------------------------------------------------------------------------------
                Total Investments-- 100.0%                              $105,553
                (Cost $103,044)
--------------------------------------------------------------------------------------


                       See notes to financial statements.

JPMorgan MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                  VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- 85.1%
--------------------------------------------------------------------------------
                Common Stocks-- 85.1%
                ---------------------
                ADVERTISING-- 0.9%
         3      Lamar Advertising Co. *                                 $    135

                APPAREL-- 0.5%
         2      VF Corp.                                                      82

                AUTOMOTIVE-- 0.3%
         1      AutoZone, Inc. *                                              43

                BANKING-- 8.1%
         3      Astoria Financial Corp.                                       85
        14      Banknorth Group, Inc.                                        312
         8      Cullen/Frost Bankers, Inc.                                   232
         3      M&T Bank Corp.                                               219
        10      North Fork Bancorporation, Inc.                              307
         3      TCF Financial Corp.                                          154
                                                                      ----------
                                                                           1,309
                BROADCASTING/CABLE-- 2.3%
         5      Clear Channel Communications, Inc. *                         270
         3      EchoStar Communications Corp., Class A *                      88
                                                                      ----------
                                                                             358
                BUSINESS SERVICES-- 5.3%
         7      Cendant Corp. *                                              135
         5      CSG Systems International, Inc. *                            213
         5      Equifax, Inc.                                                121
        10      IMS Health, Inc.                                             197
         2      Moody's Corp.                                                 76
         3      Valassis Communications, Inc. *                              100
                                                                      ----------
                                                                             842
                CHEMICALS-- 1.6%
         4      Ecolab, Inc.                                                 149
         3      Sigma-Aldrich Corp.                                          106
                                                                      ----------
                                                                             255

                COMPUTERS/COMPUTER HARDWARE-- 1.0%
         3      Lexmark International, Inc. *                                165

                CONSTRUCTION-- 1.8%
        17      Clayton Homes, Inc.                                          292

                CONSUMER PRODUCTS-- 0.7%
         3      Black & Decker Corp.                                         109

                ELECTRONICS/ELECTRICAL EQUIPMENT-- 1.0%
         5      Energizer Holdings, Inc. *                                    86
         3      Molex, Inc., Class A                                          73
                                                                      ----------
                                                                             159

                ENVIRONMENTAL SERVICES-- 1.5%
        12      Republic Services, Inc. *                                    234

                        See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                  VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                FINANCIAL SERVICES-- 5.3%
         3      H & R Block, Inc.                                          $ 116
         5      Instinet Group, Inc. *                                        46
         4      Legg Mason, Inc.                                             185
         2      Stilwell Financial, Inc.                                      49
         6      T. Rowe Price Group, Inc.                                    222
         3      USA Education, Inc.                                          227
                                                                      ----------
                                                                             845
                FOOD/BEVERAGE PRODUCTS-- 2.9%
         4      Brown-Forman Corp., Class A                                  237
         5      Hormel Foods Corp.                                           142
         2      The JM Smucker Co.                                            78
                                                                      ----------
                                                                             457
                HEALTH CARE/HEALTH CARE SERVICES-- 4.3%
         4      Dentsply International, Inc.                                 176
         9      Healthsouth Corp. *                                          135
         5      Trigon Healthcare, Inc. *                                    368
                                                                      ----------
                                                                             679
                HOTELS/OTHER LODGING-- 0.3%
         1      Marriott International, Inc., Class A                         48

                INDUSTRIAL COMPONENTS-- 1.0%
         1      SPX Corp. *                                                  151

                INSURANCE-- 6.5%
         3      CIGNA Corp.                                                  231
         3      IPC Holdings LTD (Bermuda)                                    98
         1      Markel Corp. *                                               126
         2      Nationwide Financial Services, Class A                        79
         4      PartnerRe LTD (Bermuda)                                      194
         5      Phoenix Companies, Inc. *                                     89
         2      Principal Financial Group, Inc.                               48
         5      Safeco Corp.                                                 159
                                                                      ----------
                                                                           1,024
                MACHINERY & ENGINEERING EQUIPMENT-- 1.5%
         2      Dover Corp.                                                   78
         5      IDEX Corp.                                                   165
                                                                      ----------
                                                                             243
                MANUFACTURING-- 1.6%
         3      Carlisle Companies, Inc.                                     126
         5      Crane Co.                                                    123
                                                                      ----------
                                                                             249
                MULTI-MEDIA-- 4.9%
         6      E.W. Scripps Co., Class A                                    422
         5      Gannett Co., Inc.                                            353
                                                                      ----------
                                                                             775
                OIL & GAS-- 4.8%
         6      Burlington Resources, Inc.                                   240
        11      Devon Energy Corp.                                           414
         2      Phillips Petroleum Co.                                       108
                                                                      ----------
                                                                             762

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                  VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                PACKAGING-- 0.8%
         3      Sealed Air Corp. *                                        $  131

                PIPELINES-- 1.5%
         2      El Paso Corp.                                                 94
         5      Williams Companies, Inc.                                     137
                                                                      ----------
                                                                             231
                PRINTING & PUBLISHING-- 3.7%
         1      Washington Post Company, Class B                             583

                REAL ESTATE-- 2.3%
        15      Security Capital Group, Inc., Class B *                      368

                REAL ESTATE INVESTMENT TRUST-- 4.8%
         4      Cousins Properties, Inc.                                     105
         5      Manufactured Home Communities, Inc.                          162
        15      Public Storage, Inc.                                         498
                                                                      ----------
                                                                             765
                RESTAURANTS/FOOD SERVICES-- 1.3%
         6      Outback Steakhouse, Inc. *                                   202

                RETAILING-- 1.4%
         2      May Department Stores Co.                                     67
         3      Payless ShoeSource, Inc. *                                   160
                                                                      ----------
                                                                             227
                TELECOMMUNICATIONS-- 0.5%
         3      Sprint Corp. (PCS Group) *                                    81

                TEXTILES-- 2.6%
         8      Mohawk Industries, Inc. *                                    412

                UTILITIES-- 8.1%
         5      Dominion Resources, Inc.                                     294
        19      Energy East Corp.                                            366
         4      FirstEnergy Corp.                                            136
         7      NiSource, Inc.                                               151
         8      NSTAR                                                        336
                                                                      ----------
                                                                           1,283
--------------------------------------------------------------------------------
                Total Long-Term Investments                               13,499
                (Cost $12,255)
--------------------------------------------------------------------------------
      SHORT-TERM INVESTMENT-- 14.9%
--------------------------------------------------------------------------------
                Money Market Fund-- 14.9%
                -------------------------
     2,372      JPMorgan Prime Money Market Fund (a)                       2,372
                (Cost $2,372)
--------------------------------------------------------------------------------
                Total Investments-- 100.0%                               $15,871
                (Cost $14,627)
--------------------------------------------------------------------------------

                       See notes to financial statements.

JPMorgan CAPITAL GROWTH FUND
PORTFOLIO OF INVESTMENTS
As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                  VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- 95.2%
--------------------------------------------------------------------------------
                Common Stocks-- 95.2%
                ---------------------
                APPAREL-- 1.7%
       350      Jones Apparel Group, Inc. *                             $ 11,610

                AUTOMOTIVE-- 0.8%
       100      BorgWarner, Inc.                                           5,225

                BANKING-- 7.5%
       165      Associated Banc-Corp.                                      5,823
       152      Commerce Bancshares, Inc.                                  5,936
       260      Compass Bancshares, Inc.                                   7,358
       290      Cullen/Frost Bankers, Inc.                                 8,955
       220      FirstMerit Corp.                                           5,960
       150      Mercantile Bankshares Corp.                                6,456
       210      TCF Financial Corp.                                       10,075
                                                                      ----------
                                                                          50,563
                BIOTECHNOLOGY-- 2.7%
       180      Genzyme Corp. - General Division *                        10,775
        70      IDEC Pharmaceuticals Corp. *                               4,825
        80      Protein Design Labs, Inc. *                                2,624
                                                                      ----------
                                                                          18,224
                BROADCASTING/CABLE-- 1.0%
       170      Univision Communications, Inc., Class A *                  6,878

                BUSINESS SERVICES-- 10.1%
       225      Affiliated Computer Services, Inc., Class A *             23,879
       740      Concord EFS, Inc. *                                       24,256
       250      Manpower, Inc.                                             8,428
       400      Sungard Data Systems, Inc. *                              11,572
                                                                      ----------
                                                                          68,135
                COMPUTER SOFTWARE-- 2.2%
       175      Rational Software Corp. *                                  3,413
        60      Synopsys, Inc. *                                           3,544
       180      Veritas Software Corp. *                                   8,069
                                                                      ----------
                                                                          15,026
                CONSTRUCTION-- 1.4%
       200      Lennar Corp.                                               9,364

                CONSTRUCTION MATERIALS-- 3.0%
       190      American Standard Companies, Inc. *                       12,964
       150      Martin Marietta Materials, Inc.                            6,990
                                                                      ----------
                                                                          19,954
                ELECTRONICS/ELECTRICAL EQUIPMENT-- 4.6%
       150      Amphenol Corp., Class A *                                  7,208
       300      PerkinElmer, Inc.                                         10,505
       224      Sanmina-SCI Corp. *                                        4,466
       450      Vishay Intertechnology, Inc. *                             8,775
                                                                      ----------
                                                                          30,954
                ENTERTAINMENT/LEISURE-- 4.3%
       350      Harrah's Entertainment, Inc. *                            12,954
       800      Park Place Entertainment Corp. *                           7,336
       200      Sabre Holdings Corporation, Inc. *                         8,470
                                                                      ----------
                                                                          28,760

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                  VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                ENVIRONMENTAL SERVICES-- 0.7%
       250      Republic Services, Inc. *                                $ 4,993

                FINANCIAL SERVICES-- 2.8%
       230      A.G. Edwards, Inc.                                        10,159
       200      First American Corp.                                       3,748
        90      Golden West Financial Corp.                                5,297
                                                                      ----------
                                                                          19,204
                FOOD/BEVERAGE PRODUCTS-- 2.1%
       600      Pepsi Bottling Group, Inc.                                14,100

                HEALTH CARE/HEALTH CARE SERVICES-- 10.2%
       450      Cytyc Corp. *                                             11,745
       320      Dentsply International, Inc.                              16,063
       700      Health Management Associates, Inc., Class A *             12,880
       700      Healthsouth Corp. *                                       10,374
       380      Oxford Health Plans, Inc. *                               11,453
       100      Stryker Corp.                                              5,837
                                                                      ----------
                                                                          68,352
                INSURANCE-- 6.1%
       450      ACE LTD (Bermuda)                                         18,067
       350      Radian Group, Inc.                                        15,033
       210      Torchmark Corp.                                            8,259
                                                                      ----------
                                                                          41,359
                INTERNET SERVICES/SOFTWARE-- 2.4%
       370      Riverstone Networks, Inc. *                                6,142
       230      TMP Worldwide, Inc. *                                      9,867
                                                                      ----------
                                                                          16,009
                MACHINERY & ENGINEERING EQUIPMENT-- 1.6%
       200      Zebra Technologies Corp., Class A *                       11,102

                MANUFACTURING-- 1.5%
       175      FMC Corp. *                                               10,413

                MULTI-MEDIA-- 1.1%
       400      Belo Corp., Class A                                        7,500

                OIL & GAS-- 6.1%
       240      Cooper Cameron Corp. *                                     9,686
       300      GlobalSantaFe Corp.                                        8,556
       140      Nabors Industries, Inc. *                                  4,806
       140      Noble Drilling Corp. *                                     4,757
       103      PanCanadian Energy Corp. (Canada)*                         2,668
       275      Talisman Energy, Inc. (Canada)                            10,409
                                                                      ----------
                                                                          40,882
                PAPER/FOREST PRODUCTS-- 0.8%
       120      Bowater, Inc.                                              5,724

                PHARMACEUTICALS-- 4.0%
       200      AmerisourceBergen Corp. *                                 12,710
       170      Biovail Corp. (Canada)*                                    9,563
       160      Watson Pharmaceuticals, Inc. *                             5,022
                                                                      ----------
                                                                          27,295

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                  VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                PIPELINES-- 0.9%
       130      El Paso Corp.                                            $ 5,799

                REAL ESTATE-- 0.7%
       150      LNR Property Corp.                                         4,677

                REAL ESTATE INVESTMENT TRUST-- 1.1%
       260      Equity Residential Properties Trust                        7,465

                RESTAURANTS/FOOD SERVICES-- 1.4%
       323      Brinker International, Inc. *                              9,598

                RETAILING-- 2.7%
       125      BJ's Wholesale Club, Inc. *                                5,513
       175      Federated Department Stores, Inc. *                        7,157
       220      Linens `n Things, Inc. *                                   5,610
                                                                      ----------
                                                                          18,280
                SEMI-CONDUCTORS-- 3.0%
       130      Altera Corp. *                                             2,759
       150      Intersil Corp., Class A *                                  4,838
       335      Microchip Technology, Inc. *                              12,977
                                                                      ----------
                                                                          20,574
                SHIPPING/TRANSPORTATION-- 1.3%
       300      C.H. Robinson Worldwide, Inc.                              8,675

                TELECOMMUNICATIONS-- 1.5%
       220      U.S. Cellular Corp. *                                      9,955

                TRANSPORTATION-- 0.4%
       131      Canadian Pacific Railway LTD (Canada)*                     2,545

                UTILITIES-- 3.5%
        90      Alliant Energy Corp.                                       2,732
       160      American Water Works, Inc.                                 6,681
       130      Nicor, Inc.                                                5,413
       148      NiSource, Inc.                                             3,417
       200      Scana Corp.                                                5,566
                                                                      ----------
                                                                          23,809
--------------------------------------------------------------------------------
                Total Long-Term Investments                              643,003
                (Cost $480,433)
--------------------------------------------------------------------------------
      SHORT-TERM INVESTMENTS-- 4.8%
--------------------------------------------------------------------------------
                Money Market Fund-- 4.8%
                ------------------------
    32,595      JPMorgan Prime Money Market Fund (a)                      32,595
                (Cost $32,595)
--------------------------------------------------------------------------------
                Total Investments-- 100.0%                              $675,598
                (Cost $513,028)
--------------------------------------------------------------------------------

                       See notes to financial statements.

JPMorgan SMALL CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS
As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                  VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- 97.5%
--------------------------------------------------------------------------------
                Common Stocks-- 97.5%
                ---------------------
                ADVERTISING-- 0.9%
       128      ADVO, Inc. *                                             $ 5,502
         5      Getty Images, Inc. *                                         119
        18      Key3Media Group, Inc. *                                       95
        13      Obie Media Corp. *                                            37
                                                                      ----------
                                                                           5,753
                AEROSPACE-- 1.7%
        98      Alliant Techsystems, Inc. *                                7,533
       131      BE Aerospace, Inc. *                                       1,199
         4      DRS Technologies, Inc. *                                     128
       121      Esterline Technologies Corp. *                             1,942
        17      Innovative Solutions & Support, Inc. *                       133
                                                                      ----------
                                                                          10,935
                AIRLINES-- 0.7%
       122      Atlantic Coast Airlines Holdings, Inc. *                   2,850
        50      Skywest, Inc.                                              1,273
                                                                      ----------
                                                                           4,123
                APPAREL-- 0.2%
        10      Coach, Inc. *                                                387
         3      Reebok International LTD *                                    87
        16      Skechers U.S.A., Inc., Class A *                             238
        13      Tommy Hilfiger Corp. (Hong Kong)*                            173
        20      Vans, Inc. *                                                 255
                                                                      ----------
                                                                           1,140
                APPLIANCES & HOUSEHOLD DURABLES-- 0.1%
        11      Furniture Brands International, Inc. *                       355

                AUTOMOTIVE-- 5.5%
         7      American Axle & Manufacturing Holdings, Inc. *               156
       109      BorgWarner, Inc.                                           5,690
       342      Copart, Inc. *                                            12,454
       252      Gentex Corp. *                                             6,724
       146      Lithia Motors, Inc., Class A *                             3,026
        19      Monaco Coach Corp. *                                         413
        27      National R.V. Holdings, Inc. *                               268
         6      Navistar International Corp. *                               237
       129      O'Reilly Automotive, Inc. *                                4,694
         8      Oshkosh Truck Corp.                                          410
         7      Superior Industries International, Inc.                      282
                                                                      ----------
                                                                          34,354
                BANKING-- 4.6%
        12      Banner Corp.                                                 198
        20      City National Corp.                                          942
       464      Colonial BancGroup, Inc.                                   6,538
       159      Commerce Bancorp, Inc.                                     6,242
         5      Community Bank System, Inc.                                  128
         6      Cullen/Frost Bankers, Inc.                                   185
        14      Doral Financial Corp.                                        437
        78      East-West Bancorp, Inc.                                    1,996
        15      Irwin Financial Corp.                                        248
        46      NetBank, Inc. *                                              485

                        See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                  VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                BANKING-- CONTINUED
        18      Pacific Century Financial Corp.                            $ 453
         7      Silicon Valley Bancshares *                                  174
       103      Southwest Bancorp of Texas *                               3,118
       120      UCBH Holdings, Inc.                                        3,413
       130      United Bankshares, Inc.                                    3,758
        16      Waypoint Financial Corp.                                     234
         7      West Coast Bancorp                                            93
        12      Westamerica Bancorp                                          475
         3      Wintrust Financial Corp                                      104
                                                                      ----------
                                                                          29,221
                BIOTECHNOLOGY-- 1.3%
         7      Abgenix, Inc. *                                              232
        14      BioSphere Medical, Inc. *                                    160
        74      Cephalon, Inc. *                                           5,563
        26      Charles River Laboratories International, Inc. *             884
         8      CuraGen Corp. *                                              168
         4      Eden Bioscience Corp. *                                       20
         3      Enzon, Inc. *                                                158
         7      Integra LifeSciences Holdings Corp. *                        179
         8      Maxygen, Inc. *                                              142
         4      Serologicals Corp. *                                          84
        14      Transgenomic, Inc. *                                         157
        31      Xoma, LTD *                                                  309
                                                                      ----------
                                                                           8,056
                BROADCASTING/CABLE-- 1.2%
       442      Entravision Communications Corp., Class A *                5,286
        83      Westwood One, Inc. *                                       2,499
                                                                      ----------
                                                                           7,785
                BUSINESS SERVICES-- 4.1%
         7      Administaff, Inc. *                                          197
        13      Alliance Data Systems Corp. *                                251
       110      ChoicePoint, Inc. *                                        5,599
        27      DiamondCluster International, Inc., Class A *                355
        67      Fair, Isaac & Co., Inc.                                    4,230
       210      Iron Mountain, Inc. *                                      9,185
       250      On Assignment, Inc. *                                      5,738
        34      Source Information Management Co. *                          181
                                                                      ----------
                                                                          25,736
                CHEMICALS-- 3.5%
        20      Albemarle Corp.                                              480
        78      Cabot Microelectronics Corp. *                             6,197
        14      Cytec Industries, Inc. *                                     378
        12      Millennium Chemicals, Inc.                                   147
        25      Olin Corp.                                                   397
       120      OM Group, Inc.                                             7,946
       271      Spartech Corp.                                             5,560
        22      Symyx Technologies, Inc. *                                   476
        24      Wellman, Inc.                                                375
                                                                      ----------
                                                                          21,956
                COMPUTER NETWORKS-- 1.8%
       100      Avocent Corp. *                                            2,425
       111      Black Box Corp. *                                          5,856

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                  VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                COMPUTER NETWORKS-- CONTINUED
        52      Cerner Corp. *                                           $ 2,616
        25      Enterasys Networks, Inc. *                                   221
         9      Foundry Networks, Inc. *                                      73
         6      SafeNet, Inc. *                                              116
                                                                      ----------
                                                                          11,307
                COMPUTER SOFTWARE-- 2.9%
        11      Activision, Inc. *                                           278
       130      Advent Software, Inc. *                                    6,514
         7      Aspen Technology, Inc. *                                     109
         7      BAM! Entertainment, Inc. *                                    55
        46      Borland Software Corp. *                                     722
        21      HNC Software, Inc. *                                         433
       215      Mentor Graphics Corp. *                                    5,078
         6      Micromuse, Inc. *                                             83
        15      NetIQ Corp. *                                                511
        25      Precise Software Solutions LTD (Israel)*                     512
         7      Simplex Solutions, Inc. *                                    119
        10      SmartForce PLC, ADR *                                        240
        83      Take-Two Interactive Software, Inc. *                      1,344
        28      THQ, Inc. *                                                1,367
        16      Tier Technologies, Inc., Class B *                           343
        19      Witness Systems, Inc. *                                      254
                                                                      ----------
                                                                          17,962
                COMPUTERS/COMPUTER HARDWARE-- 2.3%
       286      CACI International, Inc., Class A *                       11,282
         4      MCSi, Inc. *                                                  91
        74      Mercury Computer Systems, Inc. *                           2,902
         8      Optimal Robotics Corp., Class A (Canada)*                    294
                                                                      ----------
                                                                          14,569
                CONSTRUCTION-- 3.4%
       215      D.R. Horton, Inc.                                          6,983
       148      EMCOR Group, Inc. *                                        6,710
        14      NVR, Inc. *                                                2,805
       111      Toll Brothers, Inc. *                                      4,864
                                                                      ----------
                                                                          21,362
                CONSTRUCTION MATERIALS-- 0.7%
        23      Dal-Tile International, Inc. *                               525
        18      Elcor Corp.                                                  489
        85      Florida Rock Industries, Inc.                              3,095
        26      Universal Forest Products, Inc.                              546
                                                                      ----------
                                                                           4,655
                CONSUMER PRODUCTS-- 0.2%
        16      Alberto-Culver Co., Class B                                  711
        18      WD-40 Co.                                                    472
                                                                      ----------
                                                                           1,183
                CONSUMER SERVICES-- 1.1%
        95      Education Management Corp. *                               3,425
        13      ITT Educational Services, Inc. *                             472
        99      Regis Corp.                                                2,542
        11      Weight Watchers International, Inc. *                        369
                                                                      ----------
                                                                           6,808

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                  VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                DISTRIBUTION-- 0.0%
         6      Advanced Marketing Services, Inc.                          $ 100

                ELECTRONICS/ELECTRICAL EQUIPMENT-- 3.0%
        50      Capstone Turbine Corp. *                                     273
        19      Coherent, Inc. *                                             600
        22      DDI Corp. *                                                  216
        37      Meade Instruments Corp. *                                    132
         7      Mettler-Toledo International, Inc. (Switzerland)*            337
         6      Millipore Corp.                                              340
       309      PerkinElmer, Inc.                                         10,827
         8      Plexus Corp. *                                               205
        38      Power-One, Inc. *                                            398
         3      SanDisk Corp. *                                               39
       203      Technitrol, Inc.                                           5,607
                                                                      ----------
                                                                          18,974
                ENGINEERING SERVICES-- 0.9%
        68      Encompass Services Corp. *                                   196
        87      Jacobs Engineering Group, Inc. *                           5,746
                                                                      ----------
                                                                           5,942
                ENTERTAINMENT/LEISURE-- 0.3%
         8      Bally Total Fitness Holding Corp. *                          179
        23      Penn National Gaming, Inc. *                                 697
        28      Six Flags, Inc. *                                            431
        27      WMS Industries, Inc. *                                       534
                                                                      ----------
                                                                           1,841
                ENVIRONMENTAL SERVICES-- 1.4%
         6      Stericycle, Inc. *                                           359
       158      Tetra Tech, Inc. *                                         3,138
       180      Waste Connections, Inc. *                                  5,571
                                                                      ----------
                                                                           9,068
                FINANCIAL SERVICES-- 2.5%
        83      Affiliated Managers Group, Inc. *                          5,833
        21      Allied Capital Corp.                                         533
        12      American Capital Strategies LTD                              346
        19      American Home Mortgage Holdings, Inc.                        227
        55      Ameritrade Holding Corp., Class A *                          324
        15      eFunds Corp. *                                               206
        46      eSpeed, Inc., Class A *                                      383
         4      First American Corp.                                          69
        36      Medallion Financial Corp.                                    283
         8      MicroFinancial, Inc.                                          81
         6      New Century Financial Corp. *                                 83
        73      Ocwen Financial Corp. *                                      622
        13      R & G Financial Corp., Class B                               219
       187      Raymond James Financial Corp.                              6,625
                                                                      ----------
                                                                          15,834
                FOOD/BEVERAGE PRODUCTS-- 3.9%
       150      Constellation Brands, Inc. *                               6,432
         7      Dean Foods Co. *                                             484
         2      Dreyer's Grand Ice Cream, Inc.                                89
       203      Fleming Companies, Inc.                                    3,746


                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                  VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                FOOD/BEVERAGE PRODUCTS-- CONTINUED
       378      Performance Food Group Co. *                            $ 13,280
         7      Robert Mondavi Corp., Class A *                              247
                                                                      ----------
                                                                          24,278
                HEALTH CARE/HEALTH CARE SERVICES-- 11.2%
         8      Accredo Health, Inc. *                                       314
        13      AMN Healthcare Services, Inc. *                              353
        10      Bruker Daltonics, Inc. *                                     159
       332      Community Health Systems, Inc. *                           8,474
       202      Cooper Companies, Inc.                                    10,096
        12      Cyberonics, Inc. *                                           305
        15      Eclipsys Corp. *                                             250
         8      Hologic, Inc. *                                               76
        79      Hooper Holmes, Inc.                                          704
        30      I-STAT Corp. *                                               240
        11      LifePoint Hospitals, Inc. *                                  385
        74      Molecular Devices Corp. *                                  1,534
       181      NDCHealth Corp.                                            6,243
        28      Omnicare, Inc.                                               687
       102      Oxford Health Plans, Inc. *                                3,079
       251      Patterson Dental Co. *                                    10,253
        19      Priority Healthcare Corp., Class B *                         665
       462      Province Healthcare Co. *                                 14,258
         3      RehabCare Group, Inc. *                                       89
       161      Respironics, Inc. *                                        5,560
        27      STAAR Surgical Co. *                                         105
        19      Triad Hospitals, Inc. *                                      549
        24      Unilab Corp. *                                               590
        88      Varian Medical Systems, Inc. *                             6,235
                                                                      ----------
                                                                          71,203
                HOTELS/OTHER LODGING-- 1.0%
       350      Extended Stay America, Inc. *                              5,739
        39      Station Casinos, Inc. *                                      441
                                                                      ----------
                                                                           6,180
                INSURANCE-- 4.5%
        69      Arthur J. Gallagher & Co.                                  2,395
       162      Brown & Brown, Inc.                                        4,417
       267      HCC Insurance Holdings, Inc.                               7,351
       121      Hilb, Rogal & Hamilton Co.                                 6,776
        26      Markel Corp. *                                             4,617
        24      Protective Life Corp.                                        694
         6      RenaissanceRe Holdings LTD (Bermuda)                         563
        13      StanCorp Financial Group, Inc.                               614
        16      W.R. Berkley Corp.                                           865
                                                                      ----------
                                                                          28,292
                INTERNET SERVICES/SOFTWARE-- 0.3%
        19      Netegrity, Inc. *                                            376
        20      Quovadx, Inc. *                                              178
        16      Retek, Inc. *                                                466
        27      SonicWall, Inc. *                                            529
        24      Tumbleweed Communications Corp. *                            141
                                                                      ----------
                                                                           1,690

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                  VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                LEASING-- 0.2%
        28      GATX Corp.                                                 $ 914
        31      Willis Lease Finance Corp. *                                 144
                                                                      ----------
                                                                           1,058
                MACHINERY & ENGINEERING EQUIPMENT-- 1.6%
        25      Applied Industrial Technologies, Inc.                        457
       182      Brooks Automation, Inc. *                                  7,402
        31      Flowserve Corp. *                                            817
        16      IDEX Corp.                                                   555
        14      York International Corp.                                     529
                                                                      ----------
                                                                           9,760
                MANUFACTURING-- 0.2%
         4      Armor Holdings, Inc. *                                        97
        20      Federal Signal Corp.                                         436
        43      GenTek, Inc.                                                  73
        14      Roper Industries, Inc.                                       694
                                                                      ----------
                                                                           1,300
                METALS/MINING-- 0.7%
       218      Century Aluminum Co.                                       2,913
        22      Mueller Industries, Inc. *                                   725
        42      Valmont Industries, Inc.                                     602
                                                                      ----------
                                                                           4,240
                MULTI-MEDIA-- 1.2%
        15      Cablevision Systems Corp-Rainbow Media Group *               368
        12      Crown Media Holdings, Inc., Class A *                        139
       112      Entercom Communications Corp., Class A *                   5,600
        24      Hearst-Argyle Television, Inc. *                             517
        34      Insight Communications Co., Inc. *                           831
                                                                      ----------
                                                                           7,455
                OFFICE/BUSINESS EQUIPMENT-- 0.0%
         6      Herman Miller, Inc.                                          151

                OIL & GAS-- 4.1%
        28      Abraxas Petroleum Corp. *                                     36
        36      Atmos Energy Corp.                                           761
        33      Chesapeake Energy Corp. *                                    215
        20      Core Laboratories NV (Netherlands)*                          276
         3      Energen Corp.                                                 84
         5      FMC Technologies, Inc. *                                      76
        21      Global Industries LTD *                                      182
        14      Gulf Island Fabrication, Inc. *                              169
        64      McDermott International, Inc. *                              788
       185      Newfield Exploration Co. *                                 6,583
       385      Pride International, Inc. *                                5,820
        22      Spinnaker Exploration Co. *                                  906
         8      Stone Energy Corp. *                                         324
       137      The Laclede Group, Inc.                                    3,275
       146      Varco International, Inc. *                                2,181
        78      Vintage Petroleum, Inc.                                    1,126
        10      W-H Enegry Services, Inc. *                                  187
        14      Westport Resources Corp. *                                   246
       156      XTO Energy, Inc.                                           2,727
                                                                      ----------
                                                                          25,962

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                  VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                PACKAGING-- 0.1%
        27      Pactiv Corp. *                                             $ 485

                PAPER/FOREST PRODUCTS-- 0.2%
        22      Aracruz Celulose SA, ADR (Brazil)                            393
        40      Buckeye Technologies, Inc. *                                 458
        47      Caraustar Industries, Inc.                                   323
        10      Domtar, Inc. (Canada)                                         99
                                                                      ----------
                                                                           1,273
                PHARMACEUTICALS-- 1.8%
         8      Adolor Corp. *                                               138
       136      AdvancePCS, Inc. *                                         3,994
        12      Amylin Pharmaceuticals, Inc. *                               110
         8      ImmunoGen, Inc. *                                            136
        18      Isis Pharmaceuticals, Inc. *                                 402
        23      La Jolla Pharmaceutical Co. *                                206
        31      Ligand Pharmaceuticals, Inc., Class B *                      557
        17      Neurocrine Biosciences, Inc. *                               872
         5      OSI Pharmaceuticals, Inc. *                                  210
       178      Scios, Inc. *                                              4,222
         4      Taro Pharmaceutical Industries LTD (Israel)*                 168
         6      Trimeris, Inc. *                                             261
                                                                      ----------
                                                                          11,276
                PHOTOGRAPHIC EQUIPMENT-- 0.0%
        27      Concord Camera Corp. *                                       211

                PIPELINES-- 0.0%
         3      Western Gas Resources, Inc.                                   87

                PRINTING & PUBLISHING-- 0.0%
         9      Information Holdings, Inc. *                                 241

                REAL ESTATE INVESTMENT TRUST-- 1.9%
        71      Alexandria Real Estate Equities                            2,906
        10      America First Mortgage Investments, Inc.                      87
        18      Annaly Mortgage Management, Inc.                             282
         5      CarrAmerica Realty Corp.                                     144
        16      Centerpoint Properties Corp.                                 782
        60      Chelsea Property Group, Inc.                               2,928
        36      Cousins Properties, Inc.                                     872
        10      FBR Asset Investment Corp.                                   284
        17      General Growth Properties, Inc.                              660
        11      Highwoods Properties, Inc.                                   278
         3      Home Properties of New York, Inc.                            104
        12      InnKeepers USA Trust                                         114
        22      Mission West Properties, Inc.                                282
         3      Post Properties, Inc.                                        103
        30      Prentiss Properties Trust                                    818
        32      United Dominion Realty Trust, Inc.                           462
        32      Ventas, Inc.                                                 370
        12      Weingarten Realty Investors                                  552
                                                                      ----------
                                                                          12,028

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                  VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                RESTAURANTS/FOOD SERVICES-- 2.2%
       223      AFC Enterprises, Inc. *                                  $ 6,320
        12      CEC Entertainment, Inc. *                                    525
       114      Jack in the Box, Inc. *                                    3,131
       106      Sonic Corp. *                                              3,811
                                                                      ----------
                                                                          13,787
                RETAILING-- 5.7%
        16      1-800-FLOWERS.COM, Inc. *                                    250
        16      Alloy, Inc. *                                                334
        11      AnnTaylor Stores Corp. *                                     396
       232      BJ's Wholesale Club, Inc. *                               10,224
       228      Chico's FAS, Inc. *                                        9,043
        17      Cost Plus, Inc. *                                            453
        13      Duane Reade, Inc. *                                          401
       207      Genesco, Inc. *                                            4,307
        13      HOT Topic, Inc. *                                            402
         7      Linens `n Things, Inc. *                                     184
       193      Luby's, Inc. *                                             1,099
       377      Pier 1 Imports, Inc.                                       6,544
       113      School Specialty, Inc. *                                   2,580
                                                                      ----------
                                                                          36,217
                SEMI-CONDUCTORS-- 4.9%
        86      Alpha Industries, Inc. *                                   1,869
        17      ANADIGICS, Inc. *                                            255
        22      Asyst Technologies, Inc. *                                   285
         8      ATMI, Inc. *                                                 196
        25      August Technology Corp. *                                    272
        11      AXT, Inc. *                                                  160
        21      Exar Corp. *                                                 430
        18      HI/FN, Inc. *                                                265
         7      Integrated Circuit Systems, Inc. *                           158
        84      International Rectifier Corp. *                            2,919
        21      Kopin Corp. *                                                294
         7      LTX Corp. *                                                  153
       165      Microsemi Corp. *                                          4,900
         9      Mykrolis Corp. *                                             149
         7      Oak Technology, Inc. *                                        98
        16      Photronics, Inc. *                                           486
         7      PRI Automation, Inc. *                                       145
       298      Semtech Corp. *                                           10,645
        16      Silicon Image, Inc. *                                         59
         6      Silicon Storage Technology, Inc. *                            62
        48      Stratos Lightwave, Inc. *                                    296
        10      Therma-Wave, Inc. *                                          151
        12      TriQuint Semiconductor, Inc. *                               150
       198      Varian, Inc. *                                             6,414
         2      Veeco Instruments, Inc. *                                     87
                                                                      ----------
                                                                          30,898
                SHIPPING/TRANSPORTATION-- 1.2%
       262      C.H. Robinson Worldwide, Inc.                              7,580

                STEEL-- 0.1%
        22      Reliance Steel & Aluminum                                    588

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                  VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                TELECOMMUNICATIONS-- 0.7%
        21      Alamosa Holdings, Inc. *                                   $ 253
        23      Boston Communications Group *                                264
        18      Crown Castle International Corp. *                           188
       177      Price Communications Corp. *                               3,388
                                                                      ----------
                                                                           4,093
                TELECOMMUNICATIONS EQUIPMENT-- 1.1%
        22      Advanced Fibre Communication, Inc. *                         396
         6      Anaren Microwave, Inc. *                                      95
        18      Centillium Communications, Inc. *                            144
       251      Commscope, Inc. *                                          5,328
        23      Corvis Corp. *                                                76
        16      Ectel LTD (Israel)*                                          272
         7      Polycom, Inc. *                                              221
        13      Remec, Inc. *                                                127
                                                                      ----------
                                                                           6,659
                TEXTILES-- 1.6%
       184      Mohawk Industries, Inc. *                                 10,114

                TOYS & GAMES-- 0.1%
        22      JAKKS Pacific, Inc. *                                        411

                TRANSPORTATION-- 0.2%
         6      Arkansas Best Corp. *                                        167
        11      Forward Air Corp. *                                          377
        23      Werner Enterprises, Inc.                                     546
                                                                      ----------
                                                                           1,090
                UTILITIES-- 2.5%
        12      Allete, Inc.                                                 295
       111      American States Water Co.                                  3,885
        48      Cleco Corp.                                                1,046
        36      CMS Energy Corp.                                             855
       114      Philadelphia Suburban Corp.                                2,562
       248      PNM Resources, Inc.                                        6,936
                                                                      ----------
                                                                          15,579
                ----------------------------------------------------------------
                Total Common Stocks                                      613,205
                (Cost $504,709)
                ----------------------------------------------------------------
                Investment Company-- 0.0%
                -------------------------
        10      Gladstone Capital Corp.                                      178
                (Cost $178)
--------------------------------------------------------------------------------
                Total Long-Term Investments                              613,383
                (Cost $504,887)
--------------------------------------------------------------------------------
      SHORT-TERM INVESTMENTS-- 2.5%
--------------------------------------------------------------------------------
                Money Market Fund-- 2.5%
                ------------------------
    15,558      JPMorgan Prime Money Market Fund (a)                      15,558
                (Cost $15,558)
--------------------------------------------------------------------------------
                Total Investments-- 100.0%                              $628,941
                (Cost $520,445)
--------------------------------------------------------------------------------

                       See notes to financial statements.

JPMorgan SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 94.8%
--------------------------------------------------------------------------------
                Common Stocks -- 94.8%
                ----------------------
                AIRLINES -- 0.9%
         1      Atlantic Coast Airlines Holdings, Inc. *                 $    24

                BANKING -- 2.2%
         1      Texas Regional Bancshares, Class A                            57

                BIOTECHNOLOGY -- 7.7%
         1      Abgenix, Inc. *                                               35
         1      Enzon, Inc. *                                                 39
         2      Exelixis, Inc.                                                40
         2      Lexicon Genetics, Inc. *                                      24
         1      Myriad Genetics, Inc. *                                       48
         0^     Transkaryotic Therapies, Inc.                                 13
                                                                         -------
                                                                             199

                BROADCASTING/CABLE -- 2.0%
         3      Mediacom Communications Corp. *                               53

                BUSINESS SERVICES -- 9.6%
         1      ChoicePoint, Inc. *                                           72
         1      CSG Systems International, Inc. *                             39
         0^     Fair, Isaac & Co., Inc.                                       28
         1      Iron Mountain, Inc. *                                         54
         2      Sylvan Learning Systems, Inc. *                               52
                                                                         -------
                                                                             245

                COMPUTER SOFTWARE -- 11.5%
         1      Advent Software, Inc. *                                       35
         4      Liberate Technologies *                                       47
         1      National Instruments Corp. *                                  29
         5      Packeteer, Inc. *                                             38
         2      Serena Software, Inc. *                                       42
         1      SPSS, Inc.                                                    10
         2      Wind River Systems *                                          38
         4      Witness Systems, Inc. *                                       57
                                                                         -------
                                                                             296

                COMPUTERS/COMPUTER HARDWARE -- 3.1%
         2      Electronics For Imaging, Inc. *                               51
         1      Tech Data Corp. *                                             29
                                                                         -------
                                                                              80

                CONSUMER PRODUCTS -- 1.5%
         1      The Scotts Co., Class A *                                     38

                CONSUMER SERVICES -- 0.7%
         1      Interactive Data Corp.                                        18

                DISTRIBUTION -- 1.9%
         4      Daisytek International Corp. *                                50

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                ELECTRONICS/ELECTRICAL EQUIPMENT -- 3.4%
         0^     Advanced Energy Industries, Inc. *                       $    12
         1      Mettler-Toledo International, Inc. (Switzerland) *            56
         1      Technitrol, Inc.                                              19
                                                                         -------
                                                                              87

                ENTERTAINMENT/LEISURE -- 2.4%
         4      Pegasus Solutions, Inc. *                                     63

                FINANCIAL SERVICES -- 3.9%
         2      AmeriCredit Corp. *                                           53
         1      T. Rowe Price Group, Inc.                                     48
                                                                         -------
                                                                             101

                FOOD/BEVERAGE PRODUCTS -- 1.3%
         1      Performance Food Group Co. *                                  33

                HEALTH CARE/HEALTH CARE SERVICES -- 3.0%
         2      Medcath Corp. *                                               31
         2      Novoste Corp. *                                               19
         2      STAAR Surgical Co. *                                           9
         1      Ventana Medical Systems, Inc. *                               20
                                                                         -------
                                                                              79

                INSURANCE -- 3.9%
         2      Brown & Brown, Inc.                                           46
         0^     Markel Corp. *                                                37
         3      Mutual Risk Management LTD                                    19
                                                                         -------
                                                                             102

                INTERNET SERVICES/SOFTWARE -- 5.2%
         9      Hollywood Media Corp. *                                       58
         1      Kana Software, Inc.                                           17
         1      Retek, Inc. *                                                 30
         2      Riverstone Networks, Inc. *                                   29
                                                                         -------
                                                                             134

                MANUFACTURING -- 1.5%
         1      Cyberoptics Corp. *                                           17
         1      Vicor Corp.                                                   21
                                                                         -------
                                                                              38

                MULTI-MEDIA -- 7.5%
         4      Information Holdings, Inc. *                                 112
         6      On Command Corp. *                                            19
         5      Penton Media, Inc.                                            31
         8      Primedia, Inc. *                                              33
                                                                         -------
                                                                             195

                OFFICE/BUSINESS EQUIPMENT -- 0.3%
         1      Falcon Products, Inc.                                          9

                OIL & Gas -- 4.7%
         1      Carbo Ceramics, Inc.                                          29
         1      Evergreen Resources, Inc. *                                   28
         2      Newfield Exploration Co. *                                    64
                                                                         -------
                                                                             121

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                PHARMACEUTICALS -- 2.9%
         2      Corixa Corp. *                                           $    30
         2      Vertex Pharmaceuticals, Inc. *                                45
                                                                         -------
                                                                              75

                PIPELINES -- 1.0%
         1      Western Gas Resources, Inc.                                   27

                REAL ESTATE -- 0.3%
         3      Grubb & Ellis Co. *                                            9

                RETAILING -- 4.0%
         1      CDW Computer Centers, Inc. *                                  37
         1      Genesco, Inc. *                                               19
         1      PC Connection, Inc. *                                         20
         1      Tweeter Home Entertainment Group, Inc. *                      28
                                                                         -------
                                                                             104

                SEMI-CONDUCTORS -- 1.0%
         0^     PLX Technology, Inc.                                           3
         1      Rudolph Technologies, Inc. *                                  22
                                                                         -------
                                                                              25

                TELECOMMUNICATIONS -- 7.4%
         6      Allegiance Telecom, Inc. *                                    52
         6      Choice One Communications, Inc. *                             22
         4      Enterasys Networks, Inc. *                                    33
         7      ITC^DeltaCom, Inc. *                                           6
         5      LCC International *                                           38
         5      NEON Communications, Inc. *                                   13
         2      Tekelec                                                       29
                                                                         -------
                                                                             193
--------------------------------------------------------------------------------
                Total Long-Term Investments                                2,455
                (Cost $2,564)
--------------------------------------------------------------------------------
      SHORT-TERM INVESTMENT -- 5.2%
--------------------------------------------------------------------------------
                Money Market Fund -- 5.2%
                -------------------------
       136      JPMorgan Prime Money Market Fund (a)                         136
                (Cost $136)
--------------------------------------------------------------------------------
                Total Investments -- 100.0%                               $2,591
                (Cost $2,700)
--------------------------------------------------------------------------------

                       See notes to financial statements.

JPMorgan DYNAMIC SMALL CAP FUND
As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 98.1%
--------------------------------------------------------------------------------
                Common Stocks -- 98.1%
                ----------------------
                AEROSPACE -- 1.8%
        33      Alliant Techsystems, Inc. *                             $  2,570
        36      Engineered Support Systems, Inc.                           1,232
                                                                        --------
                                                                           3,802

                AIRLINES -- 1.0%
        94      Atlantic Coast Airlines Holdings, Inc. *                   2,180

                APPAREL -- 2.2%
       140      Christopher & Banks Corp. *                                4,782

                AUTOMOTIVE -- 3.5%
        56      Copart, Inc. *                                             2,031
        88      Gentex Corp. *                                             2,362
        36      Lithia Motors, Inc., Class A *                               745
        68      O'Reilly Automotive, Inc. *                                2,473
                                                                        --------
                                                                           7,611

                BANKING -- 5.6%
        43      Commerce Bancorp, Inc.                                     1,672
        60      East-West Bancorp, Inc.                                    1,555
        91      FNB Corp.                                                  2,385
        62      Southwest Bancorp of Texas *                               1,874
        63      Texas Regional Bancshares, Class A                         2,391
        80      UCBH Holdings, Inc.                                        2,287
                                                                        --------
                                                                          12,164

                BIOTECHNOLOGY -- 2.1%
        39      Cephalon, Inc. *                                           2,970
        81      Inhale Therapeutic Systems, Inc. *                         1,499
                                                                        --------
                                                                           4,469

                BROADCASTING/CABLE -- 0.8%
       149      Entravision Communications Corp., Class A *                1,777

                BUSINESS SERVICES -- 5.8%
        71      Administaff, Inc. *                                        1,952
        47      ChoicePoint, Inc. *                                        2,365
        40      CSG Systems International, Inc. *                          1,618
        41      Fair, Isaac & Co., Inc.                                    2,578
        62      Iron Mountain, Inc. *                                      2,701
        60      On Assignment, Inc. *                                      1,378
                                                                        --------
                                                                          12,592

                CHEMICALS -- 4.2%
        80      Cabot Microelectronics Corp. *                             6,336
        41      OM Group, Inc.                                             2,720
                                                                        --------
                                                                           9,056

                COMPUTER NETWORKS -- 1.4%
        91      Avocent Corp. *                                            2,217
        18      Cerner Corp. *                                               894
                                                                        --------
                                                                           3,111

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                COMPUTER SOFTWARE -- 6.1%
        46      Advent Software, Inc. *                                 $  2,298
        70      Ansys, Inc. *                                              1,719
       156      IKOS Systems, Inc. *                                       1,849
        57      Intercept Group, Inc. *                                    2,341
        59      Manhattan Associates, Inc. *                               1,724
        30      National Instruments Corp. *                               1,120
        68      Take-Two Interactive Software, Inc. *                      1,100
        19      THQ, Inc. *                                                  902
                                                                        --------
                                                                          13,053

                COMPUTERS/COMPUTER HARDWARE -- 0.9%
        53      Mercury Computer Systems, Inc. *                           2,059

                CONSTRUCTION -- 1.7%
         3      NVR, Inc. *                                                  632
        69      Toll Brothers, Inc. *                                      3,038
                                                                        --------
                                                                           3,670

                CONSTRUCTION MATERIALS -- 1.9%
        65      Dal-Tile International, Inc. *                             1,517
        74      Florida Rock Industries, Inc.                              2,700
                                                                        --------
                                                                           4,217

                CONSUMER PRODUCTS -- 0.9%
       124      Elizabeth Arden, Inc. *                                    1,887

                CONSUMER SERVICES -- 3.4%
        62      Career Education Corp. *                                   2,125
        71      Edison Schools, Inc. *                                     1,393
        54      Education Management Corp. *                               1,954
        75      Regis Corp.                                                1,934
                                                                        --------
                                                                           7,406

                ELECTRONICS/ELECTRICAL EQUIPMENT -- 4.3%
        21      Amphenol Corp., Class A *                                    985
        94      Itron, Inc. *                                              2,845
       112      PerkinElmer, Inc.                                          3,916
        57      Plexus Corp. *                                             1,503
                                                                        --------
                                                                           9,249

                ENTERTAINMENT/LEISURE -- 0.9%
        57      Macrovision Corp. *                                        2,004

                ENVIRONMENTAL SERVICES -- 1.5%
       101      Tetra Tech, Inc. *                                         2,004
        38      Waste Connections, Inc. *                                  1,176
                                                                        --------
                                                                           3,180

                FINANCIAL SERVICES -- 1.8%
        50      Federated Investors, Inc., Class B                         1,594
        65      Raymond James Financial Corp.                              2,321
                                                                        --------
                                                                           3,915

                FOOD/BEVERAGE PRODUCTS -- 2.7%
        47      Constellation Brands, Inc. *                               2,027
       112      Performance Food Group Co. *                               3,932
                                                                        --------
                                                                           5,959

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                HEALTH CARE/HEALTH CARE SERVICES -- 15.9%
        32      Accredo Health, Inc. *                                  $  1,270
        61      Amsurg Corp. *                                             1,646
        93      Bruker Daltonics, Inc. *                                   1,527
        96      Community Health Systems, Inc. *                           2,445
        46      Cooper Companies, Inc.                                     2,274
        47      Eclipsys Corp. *                                             788
        58      Endocare, Inc. *                                           1,047
        50      Medcath Corp. *                                              831
        30      Molecular Devices Corp. *                                    634
        63      NDCHealth Corp.                                            2,173
        52      Patterson Dental Co. *                                     2,132
        63      Pediatrix Medical Group, Inc. *                            2,139
       146      Province Healthcare Co. *                                  4,516
       100      Respironics, Inc. *                                        3,464
        42      Specialty Laboratories, Inc. *                             1,160
        21      SurModics, Inc. *                                            777
        34      Techne Corp. *                                             1,255
        34      Varian Medical Systems, Inc. *                             2,419
       178      Vascular Solutions, Inc. *                                   496
       110      VCA Antech, Inc.*                                          1,333
                                                                        --------
                                                                          34,326

                HOTELS/OTHER LODGING -- 0.6%
        82      Extended Stay America, Inc. *                              1,337

                INSURANCE -- 1.4%
        68      Brown & Brown, Inc.                                        1,851
        27      Radian Group, Inc.                                         1,168
                                                                        --------
                                                                           3,019

                MACHINERY & Engineering Equipment -- 1.1%
        59      Brooks Automation, Inc. *                                  2,400

                METALS/MINING -- 0.3%
        53      Century Aluminum Co.                                         705

                OIL & GAS -- 4.8%
       180      Key Energy Services, Inc. *                                1,652
        98      Pride International, Inc. *                                1,477
        48      Stone Energy Corp. *                                       1,912
        56      Varco International, Inc. *                                  839
        82      Veritas DGC, Inc. *                                        1,510
        55      Vintage Petroleum, Inc.                                      793
       127      XTO Energy, Inc.                                           2,226
                                                                        --------
                                                                          10,409

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    Shares      Issuer                                                     Value
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                PHARMACEUTICALS -- 5.0%
        61      AdvancePCS, Inc. *                                      $  1,802
        73      Celgene Corp. *                                            2,322
        79      COR Therapeutics, Inc. *                                   1,879
        88      ImmunoGen, Inc. *                                          1,461
        41      K-V Pharmaceutical Co., Class A *                          1,202
       128      Rigel Pharmaceuticals, Inc. *                                597
        63      Scios, Inc. *                                              1,490
                                                                        --------
                                                                          10,753

                RESTAURANTS/FOOD SERVICES -- 4.3%
       102      AFC Enterprises, Inc. *                                    2,890
        50      Jack in the Box, Inc. *                                    1,385
        49      P.F. Changs China Bistro, Inc.                             2,318
        77      Sonic Corp. *                                              2,774
                                                                        --------
                                                                           9,367

                RETAILING -- 2.2%
        44      BJ's Wholesale Club, Inc. *                                1,949
        31      Genesco, Inc. *                                              652
       130      Pier 1 Imports, Inc.                                       2,259
                                                                        --------
                                                                           4,860

                SEMI-CONDUCTORS -- 6.0%
        65      Alpha Industries, Inc. *                                   1,417
        66      Microsemi Corp. *                                          1,963
        66      Rudolph Technologies, Inc. *                               2,274
        55      Semtech Corp. *                                            1,959
        81      Varian Semiconductor Equipment Associates, Inc. *          2,792
        77      Varian, Inc. *                                             2,485
                                                                        --------
                                                                          12,890

                SHIPPING/TRANSPORTATION -- 0.9%
        70      C.H. Robinson Worldwide, Inc.                              2,027

                TELECOMMMUNICATIONS -- 0.7%
        76      Price Communications Corp. *                               1,456

                UTILITIES -- 0.4%
        27      American States Water Co.                                    958
--------------------------------------------------------------------------------
                Total Long-Term Investments                              212,650
                (Cost $191,640)
--------------------------------------------------------------------------------
      SHORT-TERM INVESTMENT -- 1.9%
--------------------------------------------------------------------------------
                Money Market Fund -- 1.9%
                -------------------------
     4,173      JPMorgan Prime Money Market Fund (a)                       4,173
                (Cost $4,173)
--------------------------------------------------------------------------------
                Total Investments -- 100.0%                             $216,823
                (Cost $195,813)
--------------------------------------------------------------------------------

                       See notes to financial statements.

JPMorgan U.S. SMALL COMPANY FUND
PORTFOLIO OF INVESTMENTS

As of December 31, 2001
(Amounts in Thousands)

    Shares      Issuer                                                     Value
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 94.9%
--------------------------------------------------------------------------------
                Common Stocks -- 94.7%
                ----------------------
                ADVERTISING -- 0.3%
        32      Getty Images, Inc. *                                    $    731
       111      Key3Media Group, Inc. *                                      590
        83      Obie Media Corp. *                                           227
                                                                        --------
                                                                           1,548

                AEROSPACE -- 0.8%
        39      Alliant Techsystems, Inc. *                                2,987
        23      DRS Technologies, Inc. *                                     806
       106      Innovative Solutions & Support, Inc. *                       821
                                                                        --------
                                                                           4,614

                APPAREL -- 1.3%
        61      Coach, Inc. *                                              2,393
        20      Reebok International LTD *                                   532
       101      Skechers U.S.A., Inc., Class A *                           1,474
        78      Tommy Hilfiger Corp. (Hong Kong)*                          1,071
       124      Vans, Inc. *                                               1,574
                                                                        --------
                                                                           7,044

                APPLIANCES & HOUSEHOLD DURABLES -- 0.4%
        68      Furniture Brands International, Inc. *                     2,190

                AUTOMOTIVE -- 2.3%
        45      American Axle & Manufacturing Holdings, Inc. *               970
        81      Gentex Corp. *                                             2,163
       117      Monaco Coach Corp. *                                       2,563
       169      National R.V. Holdings, Inc. *                             1,652
        37      Navistar International Corp. *                             1,473
        52      Oshkosh Truck Corp.                                        2,550
        44      Superior Industries International, Inc.                    1,753
                                                                        --------
                                                                          13,124

                BANKING -- 4.9%
        72      Banner Corp.                                               1,222
       124      City National Corp.                                        5,822
        30      Community Bank System, Inc.                                  797
        37      Cullen/Frost Bankers, Inc.                                 1,143
        87      Doral Financial Corp.                                      2,709
        91      Irwin Financial Corp.                                      1,540
       286      NetBank, Inc. *                                            3,001
       108      Pacific Century Financial Corp.                            2,804
        40      Silicon Valley Bancshares *                                1,067
        48      Southwest Bancorp of Texas *                               1,449
        96      Waypoint Financial Corp.                                   1,450
        41      West Coast Bancorp                                           577
        74      Westamerica Bancorp                                        2,939
        21      Wintrust Financial Corp                                      635
                                                                        --------
                                                                          27,155

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                BIOTECHNOLOGY -- 2.8%
        43      Abgenix, Inc. *                                         $  1,437
        88      BioSphere Medical, Inc. *                                    988
       163      Charles River Laboratories International, Inc. *           5,470
        47      CuraGen Corp. *                                            1,042
        24      Eden Bioscience Corp. *                                      124
        17      Enzon, Inc. *                                                964
        42      Integra LifeSciences Holdings Corp.*                       1,112
        50      Maxygen, Inc. *                                              884
        24      Serologicals Corp. *                                         525
        89      Transgenomic, Inc. *                                         976
       194      Xoma, LTD *                                                1,915
                                                                        --------
                                                                          15,437

                BUSINESS SERVICES -- 2.1%
        45      Administaff, Inc. *                                        1,225
        81      Alliance Data Systems Corp. *                              1,546
       167      DiamondCluster International, Inc., Class A *              2,193
       248      On Assignment, Inc. *                                      5,703
       210      Source Information Management Co. *                        1,119
                                                                        --------
                                                                          11,786

                CHEMICALS -- 3.1%
       123      Albemarle Corp.                                            2,962
        86      Cytec Industries, Inc. *                                   2,334
        72      Millennium Chemicals, Inc.                                   913
       152      Olin Corp.                                                 2,457
        51      OM Group, Inc.                                             3,365
       138      Symyx Technologies, Inc. *                                 2,940
       150      Wellman, Inc.                                              2,316
                                                                        --------
                                                                          17,287

                COMPUTER NETWORKS -- 0.5%
       155      Enterasys Networks, Inc. *                                 1,371
        55      Foundry Networks, Inc. *                                     449
        38      SafeNet, Inc. *                                              715
                                                                           2,535

                COMPUTER SOFTWARE -- 4.7%
        66      Activision, Inc. *                                         1,720
        31      Advent Software, Inc. *                                    1,523
        40      Aspen Technology, Inc. *                                     677
        41      BAM! Entertainment, Inc. *                                   340
       285      Borland Software Corp. *                                   4,466
       130      HNC Software, Inc. *                                       2,678
        24      MCSi, Inc. *                                                 573
        34      Micromuse, Inc. *                                            511
        89      NetIQ Corp .*                                              3,139
       153      Precise Software Solutions LTD (Israel) *                  3,171
        45      Simplex Solutions, Inc. *                                    742
        60      SmartForce PLC, ADR *                                      1,485
        36      THQ, Inc. *                                                1,729
        98      Tier Technologies, Inc., Class B *                         2,109
       118      Witness Systems, Inc. *                                    1,577
                                                                        --------
                                                                          26,440

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                COMPUTERS/COMPUTER HARDWARE -- 0.6%
        37      Mercury Computer Systems, Inc. *                        $  1,449
        51      Optimal Robotics Corp., Class A (Canada) *                 1,808
                                                                        --------
                                                                           3,257

                CONSTRUCTION MATERIALS -- 1.7%
       140      Dal-Tile International, Inc. *                             3,249
       109      Elcor Corp.                                                3,029
       162      Universal Forest Products, Inc.                            3,384
                                                                        --------
                                                                           9,662

                CONSUMER PRODUCTS -- 1.3%
        98      Alberto-Culver Co., Class B                                4,383
       110      WD-40 Co.                                                  2,920
                                                                        --------
                                                                           7,303

                CONSUMER SERVICES -- 1.2%
        35      Education Management Corp. *                               1,261
        79      ITT Educational Services, Inc. *                           2,912
        68      Weight Watchers International, Inc.*                       2,285
                                                                        --------
                                                                           6,458

                DISTRIBUTION -- 0.1%
        34      Advanced Marketing Services, Inc.                            621

                ELECTRONICS/ELECTRICAL EQUIPMENT -- 2.8%
       312      Capstone Turbine Corp. *                                   1,686
       120      Coherent, Inc. *                                           3,724
       136      DDI Corp. *                                                1,336
       229      Meade Instruments Corp. *                                    819
        40      Mettler-Toledo International, Inc. (Switzerland) *         2,096
        34      Millipore Corp.                                            2,093
        47      Plexus Corp. *                                             1,261
       236      Power-One, Inc. *                                          2,455
        17      SanDisk Corp. *                                              241
                                                                        --------
                                                                          15,711

                ENGINEERING SERVICES -- 0.2%
       419      Encompass Services Corp.*                                  1,215

                ENTERTAINMENT/LEISURE -- 2.0%
        51      Bally Total Fitness Holding Corp. *                        1,109
       142      Penn National Gaming, Inc. *                               4,320
       173      Six Flags, Inc. *                                          2,658
       166      WMS Industries, Inc. *                                     3,311
                                                                        --------
                                                                          11,398

                ENVIRONMENTAL SERVICES -- 0.8%
        36      Stericycle, Inc. *                                         2,209
        75      Waste Connections, Inc. *                                  2,312
                                                                        --------
                                                                           4,521

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                FINANCIAL SERVICES -- 3.7%
       127      Allied Capital Corp.                                    $  3,303
        75      American Capital Strategies LTD                            2,133
       117      American Home Mortgage Holdings, Inc.                      1,412
       339      Ameritrade Holding Corp., Class A *                        2,005
        93      eFunds Corp. *                                             1,280
       286      eSpeed, Inc., Class A *                                    2,371
        23      First American Corp.                                         435
       221      Medallion Financial Corp.                                  1,747
        49      MicroFinancial, Inc.                                         500
        38      New Century Financial Corp. *                                514
       453      Ocwen Financial Corp. *                                    3,842
        79      R & G Financial Corp., Class B                             1,354
                                                                        --------
                                                                          20,896

                FOOD/BEVERAGE PRODUCTS -- 0.9%
        44      Dean Foods Co.*                                            2,987
        14      Dreyer's Grand Ice Cream, Inc.                               535
        40      Robert Mondavi Corp., Class A *                            1,527
                                                                        --------
                                                                           5,049

                HEALTH CARE/HEALTH CARE SERVICES -- 6.3%
        49      Accredo Health, Inc. *                                     1,951
        80      AMN Healthcare Services, Inc. *                            2,187
        60      Bruker Daltonics, Inc. *                                     984
        71      Cyberonics, Inc. *                                         1,892
        92      Eclipsys Corp. *                                           1,539
        51      Hologic, Inc. *                                              473
       487      Hooper Holmes, Inc.                                        4,354
       188      I-STAT Corp. *                                             1,481
        70      LifePoint Hospitals, Inc. *                                2,369
        43      NDCHealth Corp.                                            1,491
       171      Omnicare, Inc.                                             4,248
       117      Priority Healthcare Corp., Class B *                       4,104
        19      RehabCare Group, Inc. *                                      550
       169      STAAR Surgical Co. *                                         649
       115      Triad Hospitals, Inc. *                                    3,387
       146      Unilab Corp. *                                             3,654
                                                                        --------
                                                                          35,313

                HOTELS/OTHER LODGING -- 0.5%
       244      Station Casinos, Inc. *                                    2,734

                INSURANCE -- 3.4%
        79      HCC Insurance Holdings, Inc.                               2,179
       148      Protective Life Corp.                                      4,295
        36      RenaissanceRe Holdings LTD (Bermuda)                       3,465
        80      StanCorp Financial Group, Inc.                             3,788
       100      W.R. Berkley Corp.                                         5,354
                                                                        --------
                                                                          19,081

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                INTERNET SERVICES/SOFTWARE -- 1.9%
       120      Netegrity, Inc. *                                       $  2,324
       121      Quovadx, Inc. *                                            1,105
        97      Retek, Inc. *                                              2,885
       169      SonicWall, Inc. *                                          3,280
       147      Tumbleweed Communications Corp. *                            873
                                                                        --------
                                                                          10,467

                LEASING -- 1.2%
       174      GATX Corp.                                                 5,647
       192      Willis Lease Finance Corp. *                                 892
                                                                        --------
                                                                           6,539

                MACHINERY & ENGINEERING EQUIPMENT -- 2.6%
       151      Applied Industrial Technologies, Inc.                      2,824
       190      Flowserve Corp. *                                          5,050
       100      IDEX Corp.                                                 3,439
        86      York International Corp.                                   3,281
                                                                        --------
                                                                          14,594

                MANUFACTURING -- 1.4%
        22      Armor Holdings, Inc. *                                       594
       121      Federal Signal Corp.                                       2,692
       265      GenTek, Inc.                                                 454
        86      Roper Industries, Inc.                                     4,270
                                                                        --------
                                                                           8,010

                METALS/MINING -- 1.5%
       135      Mueller Industries, Inc. *                                 4,478
       258      Valmont Industries, Inc.                                   3,725
                                                                        --------
                                                                           8,203

                MULTI-MEDIA -- 2.1%
        92      Cablevision Systems Corp-Rainbow Media Group *             2,272
        76      Crown Media Holdings, Inc., Class A *                        858
       148      Hearst-Argyle Television, Inc. *                           3,198
       213      Insight Communications Co., Inc. *                         5,143
                                                                        --------
                                                                          11,471

                OFFICE/BUSINESS EQUIPMENT -- 0.2%
        39      Herman Miller, Inc.                                          933

                OIL & GAS -- 4.7%
       170      Abraxas Petroleum Corp. *                                    224
       221      Atmos Energy Corp.                                         4,706
       202      Chesapeake Energy Corp. *                                  1,334
       122      Core Laboratories NV (Netherlands) *                       1,709
        21      Energen Corp.                                                511
        28      FMC Technologies, Inc. *                                     465
       127      Global Industries LTD *                                    1,129
        84      Gulf Island Fabrication, Inc. *                            1,050
       397      McDermott International, Inc. *                            4,873
       136      Spinnaker Exploration Co. *                                5,593
        51      Stone Energy Corp. *                                       2,016
        60      W-H Enegry Services, Inc. *                                1,149
        88      Westport Resources Corp. *                                 1,524
                                                                        --------
                                                                          26,283

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                PACKAGING -- 0.5%
       169      Pactiv Corp. *                                          $  3,000

                PAPER/FOREST PRODUCTS -- 1.4%
       134      Aracruz Celulose SA, ADR (Brazil)                          2,432
       247      Buckeye Technologies, Inc. *                               2,837
       288      Caraustar Industries, Inc.                                 1,997
        61      Domtar, Inc. (Canada)                                        612
                                                                        --------
                                                                           7,878

                PHARMACEUTICALS -- 3.4%
        48      Adolor Corp. *                                               858
        74      Amylin Pharmaceuticals, Inc. *                               681
        51      ImmunoGen, Inc. *                                            840
       112      Isis Pharmaceuticals, Inc. *                               2,490
       142      La Jolla Pharmaceutical Co. *                              1,273
       193      Ligand Pharmaceuticals, Inc., Class B *                    3,451
       105      Neurocrine Biosciences, Inc. *                             5,385
        29      OSI Pharmaceuticals, Inc. *                                1,316
        26      Taro Pharmaceutical Industries LTD (Israel) *              1,038
        36      Trimeris, Inc. *                                           1,614
                                                                        --------
                                                                          18,946

                PHOTOGRAPHIC EQUIPMENT -- 0.2%
       165      Concord Camera Corp. *                                     1,310

                PIPELINES -- 0.1%
        17      Western Gas Resources, Inc.                                  551

                PRINTING & PUBLISHING -- 0.3%
        53      Information Holdings, Inc. *                               1,495

                REAL ESTATE INVESTMENT TRUST -- 7.0%
        61      America First Mortgage Investments, Inc.                     537
       109      Annaly Mortgage Management, Inc.                           1,740
        44      Anworth Mortgage Asset Corp.                                 397
        30      CarrAmerica Realty Corp.                                     897
        97      Centerpoint Properties Corp.                               4,828
        14      Chelsea Property Group, Inc.                                 691
       221      Cousins Properties, Inc.                                   5,391
        63      FBR Asset Investment Corp.                                 1,762
       105      General Growth Properties, Inc.                            4,067
        66      Highwoods Properties, Inc.                                 1,721
        20      Home Properties of New York, Inc.                            645
        72      InnKeepers USA Trust                                         705
       137      Mission West Properties, Inc.                              1,743
        18      Post Properties, Inc.                                        637
       184      Prentiss Properties Trust                                  5,062
       198      United Dominion Realty Trust, Inc.                         2,855
       199      Ventas, Inc.                                               2,294
        71      Weingarten Realty Investors                                3,430
                                                                        --------
                                                                          39,402

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                RESTAURANTS/FOOD SERVICES -- 1.6%
       192      AFC Enterprises, Inc. *                                 $  5,443
        75      CEC Entertainment, Inc. *                                  3,254
                                                                        --------
                                                                           8,697

                RETAILING -- 3.7%
        99      1-800-FLOWERS.COM, Inc. *                                  1,540
        96      Alloy, Inc. *                                              2,071
        70      AnnTaylor Stores Corp .*                                   2,454
       106      Cost Plus, Inc. *                                          2,804
        82      Duane Reade, Inc. *                                        2,484
       114      Genesco, Inc. *                                            2,357
        79      HOT Topic, Inc. *                                          2,481
        45      Linens `n Things, Inc. *                                   1,142
        22      Pier 1 Imports, Inc.                                         375
       130      School Specialty, Inc. *                                   2,977
                                                                        --------
                                                                          20,685

                SEMI-CONDUCTORS -- 4.6%
       103      ANADIGICS, Inc. *                                          1,574
       137      Asyst Technologies, Inc. *                                 1,753
        50      ATMI, Inc. *                                               1,201
       152      August Technology Corp. *                                  1,676
        69      AXT, Inc. *                                                  992
       128      Exar Corp. *                                               2,659
       113      HI/FN, Inc. *                                              1,634
        44      Integrated Circuit Systems, Inc. *                           985
       130      Kopin Corp. *                                              1,819
        45      LTX Corp. *                                                  946
        57      Mykrolis Corp. *                                             916
        44      Oak Technology, Inc. *                                       604
        96      Photronics, Inc. *                                         3,016
        44      PRI Automation, Inc. *                                       900
        97      Silicon Image, Inc. *                                        363
        40      Silicon Storage Technology, Inc. *                           382
       298      Stratos Lightwave, Inc. *                                  1,835
        62      Therma-Wave, Inc. *                                          931
        76      TriQuint Semiconductor, Inc. *                               928
        15      Veeco Instruments, Inc. *                                    545
                                                                        --------
                                                                          25,659

                STEEL -- 0.7%
       138      Reliance Steel & Aluminum                                  3,631

                TELECOMMUNICATIONS -- 0.8%
       131      Alamosa Holdings, Inc. *                                   1,567
       144      Boston Communications Group *                              1,640
       109      Crown Castle International Corp. *                         1,159
                                                                        --------
                                                                           4,366

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                TELECOMMUNICATIONS EQUIPMENT -- 1.6%
       139      Advanced Fibre Communication, Inc. *                    $  2,449
        34      Anaren Microwave, Inc. *                                     588
       113      Centillium Communications, Inc. *                            890
        45      Commscope, Inc. *                                            953
       145      Corvis Corp. *                                               467
        97      Ectel LTD (Israel) *                                       1,676
        40      Polycom, Inc. *                                            1,371
        78      Remec, Inc. *                                                783
                                                                        --------
                                                                           9,177

                TEXTILES -- 0.4%
        41      Mohawk Industries, Inc. *                                  2,224

                TOYS & GAMES -- 0.5%
       134      JAKKS Pacific, Inc. *                                      2,540

                TRANSPORTATION -- 1.2%
        36      Arkansas Best Corp. *                                      1,027
        69      Forward Air Corp. *                                        2,328
       139      Werner Enterprises, Inc.                                   3,379
                                                                        --------
                                                                           6,734

                UTILITIES -- 2.4%
        72      Allete, Inc.                                               1,819
       294      Cleco Corp.                                                6,470
       220      CMS Energy Corp.                                           5,288
                                                                        --------
                                                                          13,577
                ----------------------------------------------------------------
                Total Common Stocks                                      528,751
                (Cost $480,495)
                ----------------------------------------------------------------
                Investment Company -- 0.2%
                --------------------------
        60      Gladstone Capital Corp.                                    1,102
                (Cost $893)
--------------------------------------------------------------------------------
                Total Long-Term Investments                              529,853
                (Cost $481,388)
--------------------------------------------------------------------------------
      SHORT-TERM INVESTMENT -- 5.1%
--------------------------------------------------------------------------------
                Money Market Fund -- 5.1%
                -------------------------
    28,675      JPMorgan Prime Money Market Fund (a)                      28,675
                (Cost $28,675)
--------------------------------------------------------------------------------
                Total Investments -- 100.0%                             $558,528
                (Cost $510,063)
--------------------------------------------------------------------------------

                       See notes to financial statements.

JPMorgan U.S SMALL COMPANY OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 99.0%
--------------------------------------------------------------------------------
                Common Stocks -- 99.0%
                -----------------------

                ADVERTISING -- 0.4%
        33      Getty Images, Inc. *                                    $    766

                AEROSPACE -- 1.1%
        20      Alliant Techsystems, Inc. *                                1,513
        18      DRS Technologies, Inc. *                                     644
                                                                        --------
                                                                           2,157

                APPAREL -- 1.7%
        46      Coach, Inc. *                                              1,799
        15      Reebok International LTD *                                   404
        51      Skechers U.S.A., Inc., Class A *                             749
        28      Tommy Hilfiger Corp. (Hong Kong) *                           386
                                                                        --------
                                                                           3,338

                AUTOMOTIVE -- 0.9%
        35      Oshkosh Truck Corp.                                        1,704

                BANKING -- 2.1%
        34      City National Corp.                                        1,603
       120      NetBank, Inc. *                                            1,262
        38      Southwest Bancorp of Texas *                               1,149
                                                                        --------
                                                                           4,014

                BIOTECHNOLOGY -- 6.1%
        85      Abgenix, Inc. *                                            2,872
        76      Charles River Laboratories International, Inc. *           2,556
        32      CuraGen Corp. *                                              711
        30      Enzon, Inc. *                                              1,669
        15      Integra LifeSciences Holdings Corp. *                        390
        12      Intermune, Inc. *                                            569
        37      Maxygen, Inc. *                                              647
        22      Serologicals Corp. *                                         473
        72      Transgenomic, Inc. *                                         790
       125      Xoma, LTD *                                                1,232
                                                                        --------
                                                                          11,909

                BUSINESS SERVICES -- 2.8%
        20      Administaff, Inc. *                                          548
       138      DiamondCluster International, Inc., Class A *              1,811
        10      Fair, Isaac & Co., Inc.                                      602
        81      On Assignment, Inc. *                                      1,856
        31      PDI, Inc. *                                                  686
                                                                        --------
                                                                           5,503

                CHEMICALS -- 2.8%
        32      Cytec Industries, Inc. *                                     858
        39      OM Group, Inc.                                             2,554
       101      Symyx Technologies, Inc. *                                 2,150
                                                                        --------
                                                                           5,562

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                COMPUTER NETWORKS -- 1.0%
       121      Enterasys Networks, Inc. *                              $  1,070
        43      Foundry Networks, Inc. *                                     349
        31      SafeNet, Inc. *                                              582
                                                                        --------
                                                                           2,001

                COMPUTER SOFTWARE -- 9.0%
        34      Activision, Inc. *                                           881
        24      Advent Software, Inc. *                                    1,189
        31      Aspen Technology, Inc. *                                     513
        35      BAM! Entertainment, Inc. *                                   293
       115      Borland Software Corp. *                                   1,806
        82      HNC Software, Inc. *                                       1,694
        18      MCSi, Inc. *                                                 419
        27      Micromuse, Inc. *                                            403
        48      NetIQ Corp. *                                              1,690
       102      Precise Software Solutions LTD (Israel) *                  2,104
        34      Simplex Solutions, Inc. *                                    556
       100      SmartForce PLC, ADR *                                      2,483
        12      THQ, Inc. *                                                  578
        55      Tier Technologies, Inc., Class B *                         1,180
       133      Witness Systems, Inc. *                                    1,766
                                                                        --------
                                                                          17,555

                COMPUTERS/COMPUTER HARDWARE -- 1.3%
        23      Mercury Computer Systems, Inc. *                             909
        45      Optimal Robotics Corp., Class A (Canada) *                 1,600
                                                                        --------
                                                                           2,509

                CONSUMER PRODUCTS -- 0.2%
        18      WD-40 Co.                                                    477

                CONSUMER SERVICES -- 1.7%
        21      Education Management Corp. *                                 752
        21      ITT Educational Services, Inc. *                             770
        51      Weight Watchers International, Inc. *                      1,728
                                                                        --------
                                                                           3,250

                ELECTRONICS/ELECTRICAL EQUIPMENT -- 2.9%
       168      Capstone Turbine Corp. *                                     907
        70      Coherent, Inc. *                                           2,167
        46      Plexus Corp. *                                             1,220
       111      Power-One, Inc. *                                          1,151
        13      SanDisk Corp. *                                              190
                                                                        --------
                                                                           5,635

                ENTERTAINMENT/LEISURE -- 2.2%
        44      Bally Total Fitness Holding Corp. *                          948
        98      Six Flags, Inc. *                                          1,504
        90      WMS Industries, Inc. *                                     1,795
                                                                        --------
                                                                           4,247

                ENVIRONMENTAL SERVICES -- 1.6%
        21      Stericycle, Inc. *                                         1,260
        63      Waste Connections, Inc. *                                  1,964
                                                                        --------
                                                                           3,224

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                FINANCIAL SERVICES -- 4.4%
        56      Allied Capital Corp.                                    $  1,466
       121      Ameritrade Holding Corp., Class A *                          715
        75      eFunds Corp. *                                             1,030
       237      eSPEED, Inc., Class A *                                    1,959
        68      Financial Federal Corp. *                                  2,117
       156      Ocwen Financial Corp. *                                    1,319
                                                                        --------
                                                                           8,606

                FOOD/BEVERAGE PRODUCTS -- 1.7%
         8      Dean Foods Co. *                                             552
        11      Dreyer's Grand Ice Cream, Inc.                               429
        24      Robert Mondavi Corp., Class A *                              915
        24      Unilever NV, N.Y. Registered Shares (Netherlands)          1,395
                                                                        --------
                                                                           3,291

                HEALTH CARE/HEALTH CARE SERVICES -- 9.3%
        37      Accredo Health, Inc. *                                     1,469
        59      AMN Healthcare Services, Inc. *                            1,612
        44      Bruker Daltonics, Inc. *                                     717
        75      Cyberonics, Inc. *                                         1,981
        56      Eclipsys Corp. *                                             941
        41      Hologic, Inc. *                                              385
       298      Hooper Holmes, Inc.                                        2,672
        69      LifePoint Hospitals, Inc. *                                2,352
        32      NDCHealth Corp.                                            1,089
        58      Priority Healthcare Corp., Class B *                       2,026
        92      STAAR Surgical Co. *                                         355
        21      Techne Corp. *                                               760
        72      Unilab Corp. *                                             1,801
                                                                        --------
                                                                          18,160

                INSURANCE -- 0.3%
        10      W.R. Berkley Corp.                                           518

                INTERNET SERVICES/SOFTWARE -- 4.4%
        71      Interwoven, Inc. *                                           695
        78      Netegrity, Inc. *                                          1,511
       106      Quovadx, Inc. *                                              969
        62      Retek, Inc. *                                              1,853
       110      Saba Software, Inc. *                                        573
       102      SonicWall, Inc. *                                          1,984
       157      Tumbleweed Communications Corp. *                            932
                                                                        --------
                                                                           8,517

                MACHINERY & ENGINEERING EQUIPMENT -- 0.4%
        31      Flowserve Corp. *                                            824

                MANUFACTURING -- 1.5%
        18      Armor Holdings, Inc. *                                       497
       257      GenTek, Inc.                                                 440
        42      Roper Industries, Inc.                                     2,079
                                                                        --------
                                                                           3,016

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                MULTI-MEDIA -- 1.4%
        56      Cablevision Systems Corp-Rainbow Media Group *          $  1,371
        44      Crown Media Holdings, Inc., Class A *                        497
        35      Insight Communications Co., Inc. *                           836
                                                                        --------
                                                                           2,704

                OIL & GAS -- 5.4%
        80      Chesapeake Energy Corp. *                                    526
       133      Core Laboratories NV (Netherlands) *                       1,870
       218      Global Industries LTD *                                    1,942
        48      Gulf Island Fabrication, Inc. *                              601
        75      Spinnaker Exploration Co. *                                3,067
        30      Stone Energy Corp. *                                       1,176
        28      W-H Enegry Services, Inc. *                                  530
        47      Westport Resources Corp. *                                   811
                                                                        --------
                                                                          10,523

                PHARMACEUTICALS -- 7.2%
        35      Adolor Corp. *                                               620
        46      Amylin Pharmaceuticals, Inc. *                               420
        36      ImmunoGen, Inc. *                                            599
        74      Isis Pharmaceuticals, Inc. *                               1,631
       101      La Jolla Pharmaceutical Co. *                                906
        92      Ligand Pharmaceuticals, Inc., Class B *                    1,642
        42      Medarex, Inc. *                                              762
        74      Neurocrine Biosciences, Inc. *                             3,773
        23      OSI Pharmaceuticals, Inc. *                                1,069
        30      Taro Pharmaceutical Industries LTD (Israel) *              1,212
        32      Trimeris, Inc. *                                           1,453
                                                                        --------
                                                                          14,087

                PRINTING & PUBLISHING -- 0.7%
        51      Information Holdings, Inc. *                               1,447

                REAL ESTATE INVESTMENT TRUST -- 0.8%
        25      FBR Asset Investment Corp.                                   715
        79      Ventas, Inc.                                                 903
                                                                        --------
                                                                           1,618

                RESTAURANTS/FOOD SERVICES -- 1.6%
        64      AFC Enterprises, Inc. *                                    1,827
        32      CEC Entertainment, Inc. *                                  1,396
                                                                        --------
                                                                           3,223

                RETAILING -- 4.8%
        92      1-800-FLOWERS.COM, Inc. *                                  1,428
        63      Alloy, Inc. *                                              1,349
        35      AnnTaylor Stores Corp. *                                   1,241
        36      Cost Plus, Inc. *                                            956
        66      Duane Reade, Inc. *                                        2,001
        42      Genesco, Inc. *                                              871
        20      HOT Topic, Inc. *                                            627
        42      School Specialty, Inc. *                                     966
                                                                        --------
                                                                           9,439

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                SEMI-CONDUCTORS -- 9.9%
        86      ANADIGICS, Inc. *                                       $  1,306
        62      Asyst Technologies, Inc. *                                   785
        33      ATMI, Inc. *                                                 796
       172      August Technology Corp. *                                  1,903
        52      AXT, Inc. *                                                  754
       117      Exar Corp. *                                               2,434
       110      HI/FN, Inc. *                                              1,586
        32      Integrated Circuit Systems, Inc. *                           724
        76      Kopin Corp. *                                              1,064
        45      LTX Corp. *                                                  933
        27      Mykrolis Corp. *                                             439
        62      Photronics, Inc. *                                         1,938
        25      PRI Automation, Inc. *                                       511
       149      Silicon Image, Inc. *                                        559
        31      Silicon Storage Technology, Inc. *                           299
       185      Stratos Lightwave, Inc. *                                  1,141
        53      Therma-Wave, Inc. *                                          796
        70      TriQuint Semiconductor, Inc. *                               864
        21      Veeco Instruments, Inc. *                                    758
                                                                        --------
                                                                          19,590

                STEEL -- 0.8%
        60      Reliance Steel & Aluminum                                  1,577

                TELECOMMUNICATIONS -- 1.4%
        98      Alamosa Holdings, Inc. *                                   1,166
       132      Boston Communications Group *                              1,496
                                                                        --------
                                                                           2,662

                TELECOMMUNICATIONS EQUIPMENT -- 4.2%
       138      Advanced Fibre Communication, Inc. *                       2,437
       124      Anaren Microwave, Inc. *                                   2,144
        97      Centillium Communications, Inc. *                            764
        35      Commscope, Inc. *                                            740
       206      Corvis Corp. *                                               664
        22      Ectel LTD (Israel)*                                          378
        33      Polycom, Inc. *                                            1,134
                                                                        --------
                                                                           8,261

                TOYS & GAMES -- 0.3%
        30      JAKKS Pacific, Inc. *                                        574

                TRANSPORTATION -- 0.7%
        40      Forward Air Corp. *                                        1,353
--------------------------------------------------------------------------------
                Total Long-Term Investments                              193,841
                (Cost $204,083)
--------------------------------------------------------------------------------

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      SHORT-TERM INVESTMENTS -- 1.0%
--------------------------------------------------------------------------------
                Money Market Fund -- 1.0%
                -------------------------
     1,909      JPMorgan Prime Money Market Fund (a)                    $  1,909
                (Cost $1,909)
--------------------------------------------------------------------------------
                Total Investments -- 100.0%                             $195,750
                (Cost $205,992)
--------------------------------------------------------------------------------

INDEX:

*    -- Non-income producing security.
+    -- All or a portion of this security is segregated for TBA securities and when issued or delayed delivery securites.
#    -- Security may only be sold to qualified institutional buyers.
^    -- Amounts round to less than one thousand.
@    -- Securities fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for futures contracts.
(a) -- Affiliated. Money Market Fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.
ADR  -- American Depositary Receipt
DN   -- Discount Note. The rate shown is the effective yield at the date of purchase.
FRN  -- Floating Rate Note. The maturity date shown is the actual maturity date. The rate shown is the rate in effect at December 31, 2001.
GDR  -- Global Depositary Receipt
MTN  -- Medium Term Note.
Ser. -- Series
TBA  -- To Be Announced
SUB -- Step up bond. The maturity date shown is the earlier of the call date or the maturity date; the rate shown is the rate in effect at December 31, 2001.

                       See notes to financial statements.

                            JPMorgan FUNDS STATEMENT OF ASSETS & LIABILITIES
                                         As of December 31, 2001

(Amounts in Thousands, Except Per Share Amounts)


                                                                                        BALANCED        DIVERSIFIED
                                                                                          FUND             FUND
-------------------------------------------------------------------------------------------------------------------------
     ASSETS:
        Investments securities, at value                                                 $143,281         $947,288
        Foreign currency, at value                                                             --            1,202
        Cash                                                                                   --            1,689
        Receivables:
          Investment securities sold                                                        3,804           83,412
          Fund shares sold                                                                     30            1,133
          Interest and dividends                                                              537            3,111
          Unrealized gain on forward foreign currency contracts                                --              285
          Foreign tax reclaim                                                                  --              226
-------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                         147,652        1,038,346
-------------------------------------------------------------------------------------------------------------------------
     LIABILITIES:
        Payables:
          Due to custodian                                                                    306               --
          Investment securities purchased                                                  15,270          188,240
          Fund shares redeemed                                                                294              604
          Variation margin for future contracts                                                12              164
          Unrealized loss on forward foreign currency contracts                                --              132
          Other                                                                                --                8
        Accrued liabilities:
          Investment advisory fees                                                             56              395
          Administration fees                                                                   6               --
          Shareholder servicing fees                                                           10               72
          Distribution fees                                                                    28               --
          Custodian fees                                                                       13              179
          Trustees' fees                                                                       44                1
          Other                                                                                63              126
-------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                     16,102          189,921
-------------------------------------------------------------------------------------------------------------------------
     NET ASSETS:
        Paid-in capital                                                                   138,222          845,791
        Accumulated undistributed /(overdistributed) net
        investment income                                                                     (44)             582
        Accumulated net realized loss on investments, futures and
        foreign exchange transactions                                                      (4,815)         (66,770)
        Net unrealized appreciation (depreciation) of investments,
        futures contracts and foreign exchange translations                                (1,813)          68,822
-------------------------------------------------------------------------------------------------------------------------
     Total Net Assets                                                                    $131,550         $848,425
-------------------------------------------------------------------------------------------------------------------------
     Shares of beneficial interest outstanding ($0.001 par value:
     unlimited number of shares authorized):
        Class A Shares                                                                      2,589               --
        Class B Shares                                                                        706               --
        Class C Shares                                                                         37               --
        Institutional Shares                                                                   --           39,966
        Select Shares                                                                       1,458           27,121
     Net Asset Value:
        Class A Shares (and redemption price)                                            $  27.44         $     --
        Class B Shares*                                                                  $  27.39         $     --
        Class C Shares*                                                                  $  27.39         $     --
        Institutional Shares (and redemption price)                                      $     --         $  12.65
        Select Shares (and redemption price)                                             $  27.55         $  12.65
     Class A Maximum Public Offering Price Per Share
     (net asset value per share/94.25%)                                                  $  29.11         $     --
-------------------------------------------------------------------------------------------------------------------------
     Cost of investments                                                                 $145,109         $878,674
=========================================================================================================================
     Cost of foreign currency                                                            $     --         $ 1,227
=========================================================================================================================

* Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

(Amounts in Thousands, Except Per Share Amounts)

                                                                                                CORE         EQUITY
                                                                                               EQUITY        INCOME
                                                                                                FUND          FUND
-------------------------------------------------------------------------------------------------------------------------
     ASSETS:
        Investment securities, at value                                                       $151,314      $114,002
        Receivables:
          Fund shares sold                                                                         233            94
          Interest and dividends                                                                   120           100
          Other                                                                                     11            --
-------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                              151,678       114,196
-------------------------------------------------------------------------------------------------------------------------
     LIABILITIES:
        Payables:
          Investment securities purchased                                                           --             1
          Fund shares redeemed                                                                     115           222
        Accrued liabilities:
          Investment advisory fees                                                                  65            34
          Administration fees                                                                       18            12
          Shareholder servicing fees                                                                31            15
          Distribution fees                                                                         17            17
          Custodian fees                                                                            19            10
          Trustees' fees                                                                            20            37
          Other                                                                                     88            68
-------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                             373           416
-------------------------------------------------------------------------------------------------------------------------
     NET ASSETS:
        Paid-in capital                                                                        160,745       111,061
        Accumulated undistributed/(overdistributed) net investment income                          (20)           42
        Accumulated net realized gain (loss) on investments                                     (9,398)        1,588
        Net unrealized appreciation (depreciation) of investments                                  (22)        1,089
-------------------------------------------------------------------------------------------------------------------------
     Total Net Assets                                                                         $151,305      $113,780
-------------------------------------------------------------------------------------------------------------------------
     Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
        Class A Shares                                                                           1,133           926
        Class B Shares                                                                             882           464
        Class C Shares                                                                             306           123
        Select Shares                                                                            4,377         2,209
     Net Asset Value:
        Class A Shares (and redemption price)                                                 $  22.51      $  30.57
        Class B Shares*                                                                       $  22.37      $  30.54
        Class C Shares*                                                                       $  22.38      $  30.53
        Select Shares (and redemption price)                                                  $  22.67      $  30.57
     Class A Maximum Public Offering Price Per Share
     (net asset value per share/94.25%)                                                       $  23.88      $  32.44
-------------------------------------------------------------------------------------------------------------------------
     Cost of investments                                                                      $151,336      $112,913
=========================================================================================================================

* Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

(Amounts in Thousands, Except Per Share Amounts)

                                                                                     GROWTH AND         DISCIPLINED
                                                                                       INCOME             EQUITY
                                                                                        FUND               FUND
-------------------------------------------------------------------------------------------------------------------------
     ASSETS:
        Investment securities, at value                                               $       --         $1,336,019
        Investment in portfolio, at value                                              1,068,765                 --
        Receivables:
          Interest and dividends                                                              --              1,497
          Fund shares sold                                                                   406              2,455
          Expense reimbursement                                                               --                  5
-------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                      1,069,171          1,339,976
-------------------------------------------------------------------------------------------------------------------------
     LIABILITIES:
        Payables:
          Due to custodian                                                                    --                  4
          Investment securities purchased                                                     --             40,558
          Fund shares redeemed                                                             2,370              2,105
          Variation margin for futures contracts                                              --                211
        Accrued liabilities:
          Investment advisory fees                                                            --                381
          Administration fees                                                                 91                 65
          Shareholder servicing fees                                                         226                 27
          Distribution fees                                                                  306                 --
          Custodian fees                                                                      --                 74
          Trustees' fees                                                                     220                  2
          Other                                                                              169                106
-------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                     3,382             43,533
-------------------------------------------------------------------------------------------------------------------------
     NET ASSETS:
        Paid in capital                                                                1,007,589          1,454,580
        Accumulated undistributed/(overdistributed) net
        investment income                                                                   (389)               403
        Accumulated net realized gain (loss) on investments and
        futures transactions                                                               5,587           (267,629)
        Net unrealized appreciation of investments and futures contracts                  53,002            109,089
-------------------------------------------------------------------------------------------------------------------------
     Total Net Assets                                                                 $1,065,789         $1,296,443
-------------------------------------------------------------------------------------------------------------------------
     Shares of beneficial interest outstanding ($.001 par value;
     unlimited number of shares authorized):
        Class A Shares                                                                    30,381                139
        Class B Shares                                                                     6,341                  5
        Class C Shares                                                                       272                 --
        Institutional Shares                                                                  --             81,935
        Select Shares                                                                         98              9,279
     Net Asset Value:
        Class A Shares (and redemption price)                                         $    28.83         $    14.17
        Class B Shares*                                                               $    28.32         $    14.18
        Class C Shares*                                                               $    27.47         $       --
        Institutional Shares (and redemption price)                                   $       --         $    14.19
        Select Shares (and redemption price)                                          $    29.64         $    14.19
     Class A Maximum Public Offering Price Per Share
     (net asset value per share/94.25%)                                               $    30.59         $    15.03
-------------------------------------------------------------------------------------------------------------------------
     Cost of investments                                                              $       --         $1,227,158
=========================================================================================================================

* Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

Amounts in Thousands, Except Per Share Amounts)

                                                                                        DISCIPLINED        EQUITY
                                                                                       EQUITY VALUE        GROWTH
                                                                                           FUND             FUND
-------------------------------------------------------------------------------------------------------------------------
    ASSETS:
        Investments securities, at value                                                   $27,068          $136,139
        Cash                                                                                   121                --
        Other Assets                                                                            18                --
        Receivables:
          Investment securities sold                                                            --             8,191
          Interest and dividends                                                                38               163
          Fund shares sold                                                                      --                38
-------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                           27,245           144,531
-------------------------------------------------------------------------------------------------------------------------
     LIABILITIES:
        Payables:
          Due to custodian                                                                      --             7,829
          Fund shares redeemed                                                                  --             1,258
        Accrued liabilities:
          Investment advisory fees                                                              --                64
          Administration fees                                                                   --                13
          Shareholder servicing fees                                                            --                23
          Distribution fees                                                                     --                12
          Custodian fees                                                                         8                10
          Trustees' fees                                                                        --                32
          Other                                                                                  3                 9
-------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                          11             9,250
-------------------------------------------------------------------------------------------------------------------------
     NET ASSETS:
        Paid-in capital                                                                     25,342           176,640
        Accumulated undistributed/(overdistributed) net investment income                       64               (32)
        Accumulated net realized gain (loss) on investments                                     90           (34,419)
        Net unrealized appreciation (depreciation) of investments                            1,738            (6,908)
-------------------------------------------------------------------------------------------------------------------------
     Total Net Assets                                                                      $27,234          $135,281
-------------------------------------------------------------------------------------------------------------------------
     Shares of beneficial interest outstanding ($0.001 par value:
     unlimited number of shares authorized):
        Class A Shares                                                                          --               991
        Class B Shares                                                                          --               479
        Class C Shares                                                                          --                72
        Institutional Shares                                                                 1,689                --
        Select Shares                                                                           --             2,678
     Net Asset Value:
        Class A Shares (and redemption price)                                              $    --          $  31.87
        Class B Shares*                                                                    $    --          $  31.68
        Class C Shares*                                                                    $    --          $  31.64
        Institutional Shares (and redemption price)                                        $ 16.12          $     --
        Select Shares (and redemption price)                                               $    --          $  32.21
     Class A Maximum Public Offering Price Per Share
     (net asset value per share/94.25%)                                                    $    --          $  33.82
-------------------------------------------------------------------------------------------------------------------------
     Cost of investments                                                                   $25,330          $143,047
=========================================================================================================================

* Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

(Amounts in Thousands, Except Per Share Amounts)

                                                                                  U.S. EQUITY        SMARTINDEX-TM-
                                                                                     FUND                 FUND
-------------------------------------------------------------------------------------------------------------------------
     ASSETS:
        Investment securities, at value                                             $515,475            $480,144
        Receivables:
          Investment securities sold                                                   1,003                  --
          Fund shares sold                                                                58                 314
          Interest and dividends                                                         617                 562
-------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                    517,153             481,020
-------------------------------------------------------------------------------------------------------------------------
     LIABILITIES:
        Payables:
          Due to custodian                                                                 1                   2
          Investment securities purchased                                              1,962                  --
          Fund shares redeemed                                                         2,136                 565
          Variation margin for futures contracts                                          77                  79
        Accrued liabilities:
          Investment advisory fees                                                       179                  93
          Administration fees                                                             30                  --
          Shareholder servicing fees                                                      89                  --
          Custodian fees                                                                  42                  19
          Distribution fees                                                               25                  --
          Other                                                                          180                 174
-------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                 4,721                 932
-------------------------------------------------------------------------------------------------------------------------
     NET ASSETS:
        Paid in capital                                                              477,221             584,023
        Accumulated undistributed net investment income                                  251                 191
        Accumulated net realized loss on investments and
        futures transactions                                                         (48,625)            (91,748)
        Net unrealized appreciation (depreciation) of investments and
        futures contracts                                                             83,585             (12,378)
-------------------------------------------------------------------------------------------------------------------------
     Total Net Assets                                                               $512,432            $480,088
-------------------------------------------------------------------------------------------------------------------------
     Shares of beneficial interest outstanding ($0.001 par value:
     unlimited number of shares authorized):
        Class A Shares                                                                 5,191                  --
        Class B Shares                                                                 1,806                  --
        Class C Shares                                                                   124                  --
        Institutional Shares                                                           8,671              35,215
        Select Shares                                                                 33,275                  --
     Net Asset Value:
        Class A Shares (and redemption price)                                       $  10.45            $     --
        Class B Shares*                                                             $  10.43            $     --
        Class C Shares*                                                             $  10.44            $     --
        Institutional Shares (and redemption price)                                 $  10.44            $  13.63
        Select Shares (and redemption price)                                        $  10.44            $     --
     Class A Maximum Public Offering Price Per Share
     (net asset value per share/94.25%)                                             $  11.09            $     --
-------------------------------------------------------------------------------------------------------------------------
     Cost of investments                                                            $432,004            $492,616
=========================================================================================================================

* Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

(Amounts in Thousands, Except Per Share Amounts)

                                                                                             MID CAP       MID CAP
                                                                                              GROWTH        VALUE
                                                                                               FUND          FUND
-------------------------------------------------------------------------------------------------------------------------
     ASSETS:
        Investment securities, at value                                                      $105,553      $15,871
        Deferred organization cost                                                                 --           14
        Receivables:
          Investment securities sold                                                            3,156           --
          Interest and dividends                                                                   19           12
          Fund shares sold                                                                         17          238
          Expense reimbursements                                                                   --          106
          Other                                                                                    28           --
-------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                             108,773       16,241
-------------------------------------------------------------------------------------------------------------------------
     LIABILITIES:
        Payables:
          Due to custodian                                                                      1,318           --
          Investment securities purchased                                                          --          853
          Fund shares redeemed                                                                    819            2
        Accrued liabilities:
          Investment advisory fees                                                                 59           --
          Distribution fees                                                                       195            3
          Custodian fees                                                                            7           12
          Other                                                                                     1           93
-------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                          2,399          963
-------------------------------------------------------------------------------------------------------------------------
     NET ASSETS:
        Paid-in capital                                                                       349,578       14,119
        Accumulated undistributed net investment income                                            --            2
        Accumulated net realized loss on investments and futures transactions                (245,713)         (87)
        Net unrealized appreciation of investments                                              2,509        1,244
-------------------------------------------------------------------------------------------------------------------------
     Total Net Assets                                                                        $106,374      $15,278
-------------------------------------------------------------------------------------------------------------------------
     Shares of beneficial interest outstanding ($0.001 par value:
     unlimited number of shares authorized):
        Class A Shares                                                                         19,953          355
        Class B Shares                                                                          1,068          224
        Class C Shares                                                                             --          220
        Institutional Shares                                                                       --          284
        Select Shares                                                                              --            1
     Net Asset Value:
        Class A Shares (and redemption price)                                                $   5.06      $ 14.10
        Class B Shares*                                                                      $   4.99      $ 14.06
        Class C Shares*                                                                      $     --      $ 14.09
        Institutional Shares (and redemption price)                                          $     --      $ 14.14
        Select Shares (and redemption price)                                                 $     --      $ 14.14
     Class A Maximum Public Offering Price Per Share
     (net asset value per share/94.25%)                                                      $   5.37      $ 14.96
-------------------------------------------------------------------------------------------------------------------------
     Cost of investments                                                                     $103,044      $14,627
=========================================================================================================================

* Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

(Amounts in Thousands, Except Per Share Amounts)

                                                                                           CAPITAL       SMALL CAP
                                                                                            GROWTH        EQUITY
                                                                                            FUND           FUND
-------------------------------------------------------------------------------------------------------------------------
     ASSETS:
        Investment securities, at value                                                    $675,598       $628,941
        Cash                                                                                     49             --
        Receivables:
          Fund shares sold                                                                      187        106,466
          Interest and dividends                                                                600            181
          Expense reimbursement                                                                   3             --
-------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                           676,437        735,588
-------------------------------------------------------------------------------------------------------------------------
     LIABILITIES:
        Payables:
          Investment securities purchased                                                        --         86,734
          Fund shares redeemed                                                                1,860          2,710
        Accrued liabilities:
          Investment advisory fees                                                              223            294
          Administration fees                                                                    85             68
          Shareholder servicing fees                                                            139             20
          Distribution fees                                                                     211             42
          Custodian fees                                                                         13             25
          Trustees' fees                                                                        253            135
          Other                                                                                 597            186
-------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                        3,381         90,214
-------------------------------------------------------------------------------------------------------------------------
     NET ASSETS:
        Paid in capital                                                                     508,677        532,938
        Accumulated overdistributed net investment income                                      (253)          (135)
        Accumulated net realized gain on investments                                          2,062          4,075
        Net unrealized appreciation of investments                                          162,570        108,496
-------------------------------------------------------------------------------------------------------------------------
     Total Net Assets                                                                      $673,056       $645,374
-------------------------------------------------------------------------------------------------------------------------
     Shares of beneficial interest outstanding ($0.001 par value:
     unlimited number of shares authorized):
        Class A Shares                                                                       12,353          3,301
        Class B Shares                                                                        4,436          2,054
        Class C Shares                                                                          124             --
        Select Shares                                                                            83         23,943
     Net Asset Value:
        Class A Shares (and redemption price)                                              $  40.10       $  21.53
        Class B Shares*                                                                    $  38.24       $  20.26
        Class C Shares*                                                                    $  37.82       $     --
        Select Shares (and redemption price)                                               $  41.26       $  22.25
     Class A Maximum Public Offering Price Per Share
     (net asset value per share/94.25%)                                                    $  42.55       $  22.84
-------------------------------------------------------------------------------------------------------------------------
     Cost of investments                                                                   $513,028       $520,445
=========================================================================================================================

* Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

(Amounts in Thousands, Except Per Share Amounts)

                                                                                          SMALL CAP        DYNAMIC
                                                                                           GROWTH         SMALL CAP
                                                                                            FUND            FUND
-------------------------------------------------------------------------------------------------------------------------
     ASSETS:
        Investment securities, at value                                                    $2,591         $216,823
        Other assets                                                                           14                7
        Receivables:
          Investment securities sold                                                            3               --
          Fund shares sold                                                                     --            1,091
          Interest and dividends                                                                1               43
          Expense reimbursement                                                                50               33
-------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                           2,659          217,997
-------------------------------------------------------------------------------------------------------------------------
     LIABILITIES:
        Payables:
          Dividends                                                                            --                2
          Investment securities purchased                                                     118                5
          Fund shares redeemed                                                                 --            1,979
        Accrued liabilities:
          Investment advisory fees                                                             --              117
          Administration fees                                                                  --               27
          Shareholder servicing fees                                                           --               31
          Distribution fees                                                                    --               79
          Custodian fees                                                                       --               12
          Trustees' fees                                                                       --               33
          Other                                                                                 8              159
-------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                        126            2,444
-------------------------------------------------------------------------------------------------------------------------
     NET ASSETS:
        Paid-in capital                                                                     2,991          220,667
        Accumulated overdistributed net investment income                                      --              (33)
        Accumulated net realized loss on investments                                         (349)         (26,091)
        Net unrealized appreciation (depreciation) of investments                            (109)          21,010
-------------------------------------------------------------------------------------------------------------------------
     Total Net Assets                                                                      $2,533         $215,553
-------------------------------------------------------------------------------------------------------------------------
     Shares of beneficial interest outstanding ($0.001 par value:
     unlimited number of shares authorized):
        Class A Shares                                                                         31            7,925
        Class B Shares                                                                         14            4,762
        Class C Shares                                                                          3              689
        Institutional Shares                                                                  223               --
        Select Shares                                                                           1              527
     Net Asset Value:
        Class A Shares (and redemption price)                                              $ 9.25         $  15.72
        Class B Shares*                                                                    $ 9.25         $  15.16
        Class C Shares*                                                                    $ 9.23         $  15.13
        Institutional Shares (and redemption price)                                        $ 9.32         $     --
        Select Shares (and redemption price)                                               $ 9.30         $  15.89
     Class A Maximum Public Offering Price Per Share
     (net asset value per share/94.25%)                                                    $ 9.81         $  16.68
-------------------------------------------------------------------------------------------------------------------------
     Cost of investments                                                                   $2,700         $195,813
=========================================================================================================================

* Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

(Amounts in Thousands, Except Per Share Amounts)

                                                                                                     U.S. SMALL
                                                                                  U.S. SMALL           COMPANY
                                                                                    COMPANY         OPPORTUNITIES
                                                                                     FUND               FUND
-------------------------------------------------------------------------------------------------------------------------
     ASSETS:
        Investments securities, at value                                            $558,528           $ 195,750
        Cash                                                                              --                 113
        Receivables:
          Investment securities sold                                                  88,787               1,847
          Fund shares sold                                                             3,771               1,277
          Interest and dividends                                                         669                  65
-------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                    651,755             199,052
-------------------------------------------------------------------------------------------------------------------------
     LIABILITIES:
        Payables:
          Due to custodian                                                               991                  --
          Fund shares redeemed                                                        95,219               3,800
          Investment securities purchased                                                 --                 329
        Accrued liabilities:
          Investment advisory fees                                                       316                 103
          Administration fees                                                             47                  17
          Shareholder servicing fees                                                      83                  26
          Custodian fees                                                                  60                  31
          Other                                                                          104                 138
-------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                96,820               4,444
-------------------------------------------------------------------------------------------------------------------------
     NET ASSETS:
        Paid in capital                                                              515,914             306,661
        Accumulated undistributed/(overdistributed)
        net investment income                                                            519                  (1)
        Accumulated net realized loss on investments                                  (9,963)           (101,810)
        Net unrealized appreciation (depreciation) of investments                     48,465             (10,242)
-------------------------------------------------------------------------------------------------------------------------
     Total Net Assets                                                               $554,935           $ 194,608
-------------------------------------------------------------------------------------------------------------------------
        Shares of beneficial interest outstanding ($0.001 par value:
        unlimited number of shares authorized):
          Institutional Shares                                                        21,417                  --
          Select Shares                                                               22,729              18,569
        Net Asset Value:
          Institutional Shares (and redemption price)                               $  12.57           $      --
          Select Shares (and redemption price)                                      $  12.57           $   10.48
-------------------------------------------------------------------------------------------------------------------------
     Cost of investments                                                            $510,063           $ 205,992
=========================================================================================================================

                       See notes to financial statements.

                     JPMorgan FUNDS STATEMENT OF OPERATIONS
                           For the periods indicated

(Amounts in Thousands)

                                                                         BALANCED
                                                                           FUND              DIVERSIFIED FUND
                                                                        ------------------------------------------
                                                                           YEAR         07/01/01          YEAR
                                                                           ENDED         THROUGH          ENDED
                                                                         12/31/01       12/31/01        06/30/01
------------------------------------------------------------------------------------------------------------------
     INVESTMENT INCOME:
        Dividend                                                          $    788       $  2,064        $     --
        Interest                                                             3,102          4,498              --
        Dividend income from affiliated investments*                            19            728              --
        Foreign taxes withheld                                                  (5)           (27)           (141)
        Allocated investment income from Portfolio                              --          3,223          21,409
        Allocated expenses from Portfolio**                                     --           (693)         (4,070)
------------------------------------------------------------------------------------------------------------------
     Total Investment Income                                                 3,904          9,793          17,198
------------------------------------------------------------------------------------------------------------------
     EXPENSES:
        Investment advisory fees                                               686          1,440              --
        Administration fees                                                    200            418             154
        Shareholder servicing fees                                             313            523             626
        Distribution fees                                                      308             --              --
        Custodian and accounting fees                                          128            191              50
        Printing and postage                                                     1             27              12
        Professional fees                                                       25             40              15
        Registration expenses                                                   49             32              21
        Transfer agent fees                                                    222             27              19
        Trustees' fees                                                          28              4               6
        Fund services fees                                                      --             --              10
        Other                                                                    6             10              17
------------------------------------------------------------------------------------------------------------------
     Total expenses                                                          1,966          2,712             930
------------------------------------------------------------------------------------------------------------------
        Less amounts waived                                                    259            551              --
        Less earnings credits                                                    4             24              --
        Less expense reimbursements                                             27            166             930
------------------------------------------------------------------------------------------------------------------
          Net expenses                                                       1,676          1,971              --
------------------------------------------------------------------------------------------------------------------
     Net investment income                                                   2,228          7,822          17,198
------------------------------------------------------------------------------------------------------------------
     REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
        Net realized gain (loss) on transactions from:
          Investments allocated from Portfolio                                  --         (5,314)        (16,071)
          Investments                                                       (3,367)       (35,298)             --
          Futures                                                              (21)         1,308              --
          Foreign exchange transactions                                          5            666              --
        Change in net unrealized appreciation/depreciation from:
          Investments allocated from Portfolio                                  --        (33,633)        (45,410)
          Investments                                                       (6,783)        58,119              --
          Futures                                                               15             86              --
          Foreign exchange translations                                         --            122              --
------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized loss on investments,
     futures and foreign exchange transactions                             (10,151)       (13,944)        (61,481)
------------------------------------------------------------------------------------------------------------------
     Net decrease in net assets from operations                           $ (7,923)      $ (6,122)       $(44,283)
------------------------------------------------------------------------------------------------------------------
*    Includes reimbursements of investment advisory,
     administration and shareholder servicing fees of:                    $      1       $     47        $     --
**   Including reimbursements from Portfolio:                             $     --       $    174        $    173

                       See notes to financial statements.

                   JPMorgan FUNDS STATEMENT OF OPERATIONS
                            For the year ended December 31, 2001

(Amounts in Thousands)


                                                                                           Core           Equity
                                                                                          Equity          Income
                                                                                           Fund            Fund
------------------------------------------------------------------------------------------------------------------
     INVESTMENT INCOME:
        Dividend                                                                         $    519        $  1,955
        Interest                                                                               --              63
        Dividend income from affiliated investments*                                            5              12
        Foreign taxes withheld                                                                 (6)             (9)
        Allocated investment income from Portfolio                                          1,309              --
        Allocated expenses from Portfolio**                                                  (758)             --
------------------------------------------------------------------------------------------------------------------
     Total Investment Income                                                                1,069           2,021
------------------------------------------------------------------------------------------------------------------
     EXPENSES:
        Investment advisory fees                                                              240             557
        Administration fees                                                                   192             191
        Shareholder servicing fees                                                            372             284
        Distribution fees                                                                     268             202
        Custodian and accounting fees                                                          41              90
        Printing and postage                                                                    3               1
        Professional fees                                                                      17              16
        Registration expenses                                                                  45              40
        Transfer agent fees                                                                   197             191
        Trustees' fees                                                                         11              25
        Other                                                                                  16               4
------------------------------------------------------------------------------------------------------------------
     Total expenses                                                                         1,402           1,601
------------------------------------------------------------------------------------------------------------------
        Less amounts waived                                                                   139             171
        Less earnings credits                                                                  --               2
        Less expense reimbursements                                                            --              22
          Net expenses                                                                      1,263           1,406
------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                                            (194)            615
------------------------------------------------------------------------------------------------------------------
     REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
        Net realized gain (loss) on transactions from:
          Investments allocated from Portfolio                                             (2,279)             --
          Investments                                                                      (2,328)          1,948
        Change in net unrealized appreciation/depreciation from:
          Investments allocated from Portfolio                                            (37,564)             --
          Investments                                                                      13,465         (20,938)
------------------------------------------------------------------------------------------------------------------
        Net realized and unrealized loss on investments                                   (28,706)        (18,990)
------------------------------------------------------------------------------------------------------------------
        Net decrease in net assets from operations                                       $(28,900)       $(18,375)
==================================================================================================================
*    Includes reimbursements of investment advisory,
     administration and shareholder servicing fees of:                                   $     --^       $      1
**   Including reimbursements from Portfolio:                                            $     14        $     --
^    Amounts round to less than one thousand.

                       See notes to financial statements.

                    JPMorgan FUNDS STATEMENT OF OPERATIONS
                             For the periods indicated

(Amounts in Thousands)


                                                                        GROWTH AND                   DISCIPLINED
                                                                        INCOME FUND                  EQUITY FUND
                                                                  ----------------------------------------------------
                                                                   11/01/01        YEAR      06/01/01       YEAR
                                                                   THROUGH        ENDED       THROUGH       ENDED
                                                                   12/31/01       10/31/01    12/31/01      05/31/01
----------------------------------------------------------------------------------------------------------------------
     INVESTMENT INCOME:
        Dividend                                                   $    --      $      --    $   5,048     $      --
        Interest                                                        --             --           62            --
        Dividend income from affiliated investments*                    --             --           93            --
        Foreign taxes withheld                                          --             --          (64)          (75)
        Allocated investment income from Portfolio                   3,436         24,492        4,065        18,458
        Allocated expenses from Portfolio**                           (833)        (6,018)      (1,318)       (5,724)
----------------------------------------------------------------------------------------------------------------------
     Total investment income                                         2,603         18,474        7,886        12,659
----------------------------------------------------------------------------------------------------------------------
     EXPENSES:
        Investment advisory fees                                        --             --        1,315            --
        Administration fees                                            179          1,291          641           350
        Shareholder servicing fees                                     447          3,228          758         1,415
        Distribution fees                                              606          4,749           --            --
        Custodian and accounting fees                                    4             33           67            30
        Printing and postage                                            27            153           27            11
        Professional fees                                                5             49           30            19
        Registration expenses                                            2             15           42           186
        Transfer agent fees                                            386          2,732           41            34
        Trustees' fees                                                   1            140            7            11
        Fund services fees                                              --             --            6            19
        Other expenses                                                   6             51           19            37
----------------------------------------------------------------------------------------------------------------------
     Total expenses                                                  1,663         12,441        2,953         2,112
----------------------------------------------------------------------------------------------------------------------
        Less amounts waived                                             --             --          677            --
        Less earnings credits                                           --             --            3            --
        Less expense reimbursements                                     12            135          333         1,446
----------------------------------------------------------------------------------------------------------------------
          Net expenses                                               1,651         12,306        1,940           666
----------------------------------------------------------------------------------------------------------------------
     Net investment income                                             952          6,168        5,946        11,993
----------------------------------------------------------------------------------------------------------------------
     REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
        Net realized gain (loss) on transactions from:
          Investments allocated from Portfolio                      12,865         (6,750)     (17,718)     (149,357)
          Investments                                                   --             --      (74,666)           --
          Futures                                                       --             --         (124)           --
        Change in net unrealized appreciation/depreciation from:
          Investments allocated from Portfolio                      58,198       (305,281)    (151,384)      (12,853)
          Investments                                                   --             --      136,709            --
          Futures                                                       --             --          228            --
----------------------------------------------------------------------------------------------------------------------
        Net realized and unrealized gain (loss) on investments
        and futures contracts                                       71,063       (312,031)    (106,955)     (162,210)
----------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations      $72,015      $(305,863)   $(101,009)    $(150,217)
======================================================================================================================
*    Includes reimbursements of investment advisory,
     administration and shareholder servicing fees:                $    --      $      --    $       7     $      --
**   Includes reimbursements from Portfolio:                       $    --      $      89    $      --     $      --

                       See notes to financial statements.

(Amounts in Thousands)


                                                                                        DISCIPLINED      EQUITY
                                                                                          EQUITY         GROWTH
                                                                                         VALUE FUND       FUND
                                                                                      -----------------------------
                                                                                         09/28/01 ^       YEAR
                                                                                          THROUGH         ENDED
                                                                                          12/31/01       12/31/01
-------------------------------------------------------------------------------------------------------------------
     INVESTMENT INCOME:
        Dividend                                                                           $  129        $    400
        Dividend income from affiliated investments*                                           --              29
        Foreign taxes withheld                                                                 --              (2)
        Allocated investment income from Portfolio                                             --             908
        Allocated expenses from Portfolio                                                      --            (862)
-------------------------------------------------------------------------------------------------------------------
     Total Investment Income                                                                  129             473
-------------------------------------------------------------------------------------------------------------------
     EXPENSES:
        Investment advisory fees                                                               23             236
        Administration fees                                                                    10             214
        Shareholder servicing fees                                                              6             388
        Distribution fees                                                                      --             218
        Custodian and accounting fees                                                           8              35
        Printing and postage                                                                    1               2
        Professional fees                                                                      11              14
        Registration expenses                                                                   3              98
        Transfer agent fees                                                                     3             186
        Trustees' fees                                                                         --              16
        Other                                                                                   1              --
-------------------------------------------------------------------------------------------------------------------
     Total expenses                                                                            66           1,407
-------------------------------------------------------------------------------------------------------------------
        Less amounts waived                                                                    36             167
        Less expense reimbursements                                                            --              21
-------------------------------------------------------------------------------------------------------------------
          Net expenses                                                                         30           1,219
-------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                                              99            (746)
-------------------------------------------------------------------------------------------------------------------
     REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
        Net realized gain (loss) on transactions from:
          Investments allocated from Portfolio                                                 --          (6,990)
          Investments                                                                          90         (19,990)
        Change in net unrealized appreciation/depreciation from:
          Investments allocated from Portfolio                                                 --         (43,314)
          Investments                                                                       1,738          28,378
-------------------------------------------------------------------------------------------------------------------
        Net realized and unrealized gain (loss) on investments                              1,828         (41,916)
-------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations                              $1,927        $(42,662)
===================================================================================================================

*    Includes reimbursements of investment advisory,
     administration and shareholder servicing fees:                                        $   --        $      2
**   Including reimbursements from Portfolio:                                              $   --        $      6
^    Commencement of operations

                       See notes to financial statements.

(Amounts in Thousands)

                                                                     U.S. EQUITY FUND           SMARTINDEX(TM) FUND
                                                               -------------------------------------------------------
                                                                  06/01/01         YEAR       06/01/01        YEAR
                                                                  THROUGH         ENDED       THROUGH        ENDED
                                                                  12/31/01       05/31/01     12/31/01      05/31/01
----------------------------------------------------------------------------------------------------------------------
     INVESTMENT INCOME:
        Dividend                                                   $ 2,050       $     --     $  3,511      $  5,539
        Interest                                                        16             --           58            90
        Dividend income from affiliated investments*                    83             --          145           723
        Foreign taxes withheld                                          --             (2)         (37)          (25)
        Allocated investment income from Portfolio                     430          2,337           --            --
        Allocated expenses from Portfolio                             (186)          (900)          --            --
----------------------------------------------------------------------------------------------------------------------
     Total investment income                                         2,393          1,435        3,677         6,327
----------------------------------------------------------------------------------------------------------------------
     EXPENSES:
        Investment advisory fees                                       636             --          675         1,166
        Administration fees                                            248             49          233           226
        Shareholder servicing fees                                     385            197          270           466
        Distribution fees                                               87             --           --            --
        Custodian and accounting fees                                   90             30           99           190
        Printing and postage                                             6             11           22             7
        Professional fees                                                8             17           34            42
        Registration expenses                                           21             21           69           142
        Transfer agent fees                                             84             18           12            18
        Trustees' fees                                                   3              2            3             5
        Fund services fees                                              --              3            2             6
        Other                                                            5              1           12            12
----------------------------------------------------------------------------------------------------------------------
     Total expenses                                                  1,573            349        1,431         2,280
----------------------------------------------------------------------------------------------------------------------
        Less amounts waived                                            171             --          284            --
        Less earnings credits                                           20             --           --            --
        Less expense reimbursements                                     --             28          175           636
----------------------------------------------------------------------------------------------------------------------
          Net expenses                                               1,382            321          972         1,644
----------------------------------------------------------------------------------------------------------------------
     Net investment income                                           1,011          1,114        2,705         4,683
----------------------------------------------------------------------------------------------------------------------
     REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
        Net realized gain (loss) on transactions from:
          Investments allocated from Portfolio                      (1,583)         5,941           --            --
          Investments                                              (32,951)            --      (29,077)      (56,215)
          Futures                                                      389             --         (336)       (2,188)
        Change in net unrealized appreciation/depreciation from:
          Investments allocated from Portfolio                     (15,056)       (16,637)          --            --
          Investments                                               74,855             --      (12,906)       (2,353)
          Futures                                                      114             --         (305)          349
----------------------------------------------------------------------------------------------------------------------
        Net realized and unrealized gain (loss) on portfolio,
        investments and futures transactions                        25,768        (10,696)     (42,624)      (60,407)
----------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations      $26,779       $ (9,582)    $(39,919)     $(55,724)
======================================================================================================================
*    Includes reimbursements of investment advisory,
     administrative and shareholder servicing fees of:             $     5       $     --     $      6      $     21

                       See notes to financial statements.

(Amounts in Thousands)


                                                                   MID CAP GROWTH FUND         MID CAP VALUE FUND
                                                               -------------------------------------------------------
                                                                  10/01/01         YEAR        10/01/01        YEAR
                                                                   THROUGH         ENDED        THROUGH        ENDED
                                                                  12/31/01       09/30/01      12/31/01      09/30/01
----------------------------------------------------------------------------------------------------------------------
     INVESTMENT INCOME:
        Dividends                                                  $   134      $   1,084       $   42        $   90
        Interest                                                        --            436            3            12
        Dividend income from affiliated investments *                    3             --            3            --
        Foreign taxes withheld                                          (1)            --           --            --
----------------------------------------------------------------------------------------------------------------------
     Total Investment Income                                           136          1,520           48           102
----------------------------------------------------------------------------------------------------------------------
     EXPENSES:
        Investment advisory fees                                       172          1,258           20            38
        Administration fees                                             --             --            3            27
        Shareholder servicing fees                                      --            106           --            --
        Distribution fees                                               89            602           13             6
        Custodian and accounting fees                                   38            263           28            42
        Printing and postage                                             5             27            1             3
        Professional fees                                               19            123           11            40
        Registration expenses                                            1             82           10            13
        Transfer agent fees                                             40            131           19           100
        Organization fees                                               --             --            3            12
        Trustees' fees                                                   3             12           --             6
        Other                                                            2             43            1             4
----------------------------------------------------------------------------------------------------------------------
     Total expenses                                                    369          2,647          109           291
----------------------------------------------------------------------------------------------------------------------
        Less amounts waived                                              1             --           27            44
        Less expense reimbursements                                     --             --           44           197
----------------------------------------------------------------------------------------------------------------------
        Net expenses                                                   368          2,647           38            50
----------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                     (232)        (1,127)          10            52
----------------------------------------------------------------------------------------------------------------------
     REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
        Net realized gain (loss) on transactions from:
          Investments                                               (6,878)      (234,090)         (22)          711
          Futures                                                       --            191           --            --
        Change in net unrealized appreciation/depreciation from:
          Investments                                               24,883        (30,918)       1,256          (693)
----------------------------------------------------------------------------------------------------------------------
        Net realized and unrealized gain (loss)
        on investment transactions                                  18,005       (264,817)       1,234            18
----------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations      $17,773      $(265,944)      $1,244        $   70
======================================================================================================================
*    Includes reimbursements of investment advisory,
     administration and shareholder servicing fees:                $    --^     $      --       $   --^       $   --
^    Amount rounds to less than one thousand.

                       See notes to financial statements.

(Amounts in Thousands)

                                                                      CAPITAL GROWTH            SMALL CAP EQUITY
                                                                           FUND                       FUND
                                                                ------------------------------------------------------
                                                                  11/01/01         YEAR       11/01/01        YEAR
                                                                   THROUGH         ENDED       THROUGH        ENDED
                                                                  12/31/01       10/31/01     12/31/01      10/31/01
----------------------------------------------------------------------------------------------------------------------
     INVESTMENT INCOME:
        Dividend                                                   $   873      $     604      $   370      $  2,596
        Interest                                                        --             --           --           343
        Dividend income from affiliated investments*                   146            104          131            83
        Foreign taxes withheld                                         (10)            --           --            --
        Allocated investment income from Portfolio                      --          5,671           --            --
        Allocated expenses from Portfolio**                             --         (2,999)          --            --
----------------------------------------------------------------------------------------------------------------------
     Total Investment Income                                         1,009          3,380          501         3,022
----------------------------------------------------------------------------------------------------------------------
     EXPENSES:
        Investment advisory fees                                       428            358          567         3,405
        Administration fees                                            161            771          131           786
        Shareholder servicing fees                                     268          1,816          189         1,123
        Distribution fees                                              409          3,077           81           545
        Custodian and accounting fees                                   25             77           21           125
        Printing and postage                                            17             77           --             2
        Professional fees                                               --             35            5            41
        Registration expenses                                           21             94            9            29
        Transfer agent fees                                            262          1,749           55           360
        Trustees' fees                                                   1             84            1            93
        Other                                                           --             13            3            --
----------------------------------------------------------------------------------------------------------------------
     Total expenses                                                  1,592          8,151        1,062         6,509
----------------------------------------------------------------------------------------------------------------------
        Less amounts waived                                             --             --          151           890
        Less earnings credits                                           --             --           --             1
        Less expense reimbursements                                      6             89           --            76
----------------------------------------------------------------------------------------------------------------------
        Net expenses                                                 1,586          8,062          911         5,542
----------------------------------------------------------------------------------------------------------------------
     Net investment loss                                              (577)        (4,682)        (410)       (2,520)
----------------------------------------------------------------------------------------------------------------------
     REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
        Net realized gain (loss) on transactions from:
          Investments allocated from Portfolio                          --         45,448           --            --
          Investments                                                4,610        (32,108)       7,125        (2,039)
        Change in net unrealized appreciation/depreciation from:
          Investments allocated from Portfolio                          --       (135,824)          --            --
          Investments                                               75,887          2,248       41,356       (90,666)
----------------------------------------------------------------------------------------------------------------------
        Net realized and unrealized gain (loss)
        on investments                                              80,497       (120,236)      48,481       (92,705)
----------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations      $79,920      $(124,918)     $48,071      $(95,225)
======================================================================================================================
*    Includes reimbursements of investment advisory,
     administration and shareholder servicing fees of:             $    11      $       6      $     9      $      4
**   Including reimbursements from Portfolio:                      $    --      $      65      $    --      $     --

                       See notes to financial statements.

(Amounts in Thousands)

                                                                     SMALL CAP GROWTH            DYNAMIC SMALL CAP
                                                                           FUND                        FUND
                                                                ------------------------------------------------------
                                                                   10/01/01        YEAR       11/01/01        YEAR
                                                                   THROUGH        ENDED       THROUGH        ENDED
                                                                   12/31/01      09/30/01     12/31/01      10/31/01
----------------------------------------------------------------------------------------------------------------------
     INVESTMENT INCOME:
        Dividend                                                     $   1        $     7     $     91      $    403
        Interest                                                        --              1           --           492
        Dividend income from affiliated investments*                    --+            --            9             4
----------------------------------------------------------------------------------------------------------------------
     Total Investment Income                                             1              8          100           899
----------------------------------------------------------------------------------------------------------------------
     EXPENSES:
     Investment advisory fees                                            4             21          225         1,567
     Administration fees                                                 1             24           52           362
     Shareholder servicing fees                                         --             --           87           602
     Distribution fees                                                  --             --          151         1,086
     Custodian and accounting fees                                      13             31           13            73
     Printing and postage                                                1              1            2            23
     Professional fees                                                   4             27            5            29
     Registration expenses                                               4              9            4            25
     Transfer agent fees                                                12             23          117           623
     Organization fees                                                   3             --            3            --
     Trustees' fees                                                     --+             6           --+           24
     Other                                                              --             14           --            --
----------------------------------------------------------------------------------------------------------------------
     Total expenses                                                     42            156          659         4,414
----------------------------------------------------------------------------------------------------------------------
     Less amounts waived                                                 5             22           26           190
     Less earnings credits                                              --             --           --             1
     Less expense reimbursements                                        32            111           31            42
----------------------------------------------------------------------------------------------------------------------
        Net expenses                                                     5             23          602         4,181
----------------------------------------------------------------------------------------------------------------------
     Net investment loss                                                (4)           (15)        (502)       (3,282)
----------------------------------------------------------------------------------------------------------------------
     REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
        Net realized loss on transactions from:
          Investments                                                 (113)          (187)        (297)      (25,796)
        Change in net unrealized appreciation/depreciation from:
          Investments                                                  739         (1,277)      21,490       (64,678)
----------------------------------------------------------------------------------------------------------------------
        Net realized and unrealized gain (loss) on investments         626         (1,464)      21,193       (90,474)
----------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations        $ 622        $(1,479)     $20,691      $(93,756)
======================================================================================================================
*    Includes reimbursements of investment advisory,
     administration and shareholder servicing fees of:               $  --+       $    --     $      1      $     --+
+    Amount rounds to less than one thousand.

                       See notes to financial statements.

(Amounts in Thousands)

                                                                      U.S. SMALL              U.S. SMALL COMPANY
                                                                     COMPANY FUND             OPPORTUNITIES FUND
                                                                ------------------------------------------------------
                                                                06/01/01         YEAR        06/01/01        YEAR
                                                                 THROUGH         ENDED        THROUGH        ENDED
                                                                12/31/01       05/31/01      12/31/01      05/31/01
----------------------------------------------------------------------------------------------------------------------
     INVESTMENT INCOME:
        Dividend                                                  $  2,451        $    --     $    285      $     --
        Interest                                                         6             --           --            --
        Dividend income from affiliated investments*                   198             --           68            --
        Foreign taxes withheld                                          (2)            (4)          --            --
        Allocated investment income from Portfolio                   1,369          5,558          412         3,279
        Allocated expenses from Portfolio                             (708)        (2,715)        (565)       (3,437)
----------------------------------------------------------------------------------------------------------------------
     Total Investment Income                                         3,314          2,839          200          (158)
----------------------------------------------------------------------------------------------------------------------
     EXPENSES:
     Investment advisory fees                                        1,045             --          380            --
     Administration fees                                               287            101          115           128
     Shareholder servicing fees                                        398            408          365         1,290
     Custodian and accounting fees                                      65             30           36            30
     Printing and postage                                               18              7           22             7
     Professional fees                                                  15             16           11            17
     Registration expenses                                              16             33           12            40
     Transfer agent fees                                                32             24           54           104
     Trustees' fees                                                      3              4            2             5
     Fund services fees                                                  2              5            1             7
     Other                                                              14             16            5            39
----------------------------------------------------------------------------------------------------------------------
     Total expenses                                                  1,895            644        1,003         1,667
----------------------------------------------------------------------------------------------------------------------
     Less amounts waived                                               124             --           74            --
     Less earnings credits                                              13             --            1            --
     Less expense reimbursements                                        --              3           --            --
----------------------------------------------------------------------------------------------------------------------
        Net expenses                                                 1,758            641          928         1,667
----------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                    1,556          2,198         (728)       (1,825)
----------------------------------------------------------------------------------------------------------------------
     REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
        Net realized gain (loss) on transactions from:
          Investments allocated from Portfolio                       2,848            575      (21,446)      (30,821)
          Investments                                              (30,325)            --      (48,259)           --
        Change in net unrealized appreciation/ depreciation from:
          Investments allocated from Portfolio                     (51,835)        (3,970)     (45,390)      (56,858)
          Investments                                               73,739             --       60,957            --
----------------------------------------------------------------------------------------------------------------------
        Net realized and unrealized gain (loss) on
          investment transactions                                   (5,573)        (3,395)     (54,138)      (87,679)
----------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                         $ (4,017)       $(1,197)    $(54,866)     $(89,504)
======================================================================================================================
*    Includes reimbursements of investment advisory,
     administration and shareholder servicing fees:               $      8        $    --     $      4      $     --

                       See notes to financial statements.

JPMorgan FUNDS STATEMENT OF CHANGES IN NET ASSSETS
For the periods indicated

STATEMENT OF CHANGES IN NET ASSETS For the periods indicated
(Amounts in Thousands)

                                                                           BALANCED FUND               DIVERSIFIED FUND
                                                                      ----------------------   ---------------------------------
                                                                          YEAR       YEAR         07/01/01    YEAR      YEAR
                                                                          ENDED      ENDED         THROUGH    ENDED     ENDED
                                                                        12/31/01   12/31/00       12/31/01  06/30/01  06/31/00
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

  Net investment income                                                 $  2,228   $  2,336       $  7,822 $  17,198  $ 15,593
  Net realized gain (loss) from portfolio, investments, futures and
  foreign exchange transactions                                           (3,383)    15,732        (38,638)  (16,071)   21,288
  Change in net unrealized appreciation/depreciation from portfolio,
  investments, futures and foreign exchange translations                  (6,768)   (19,923)        24,694   (45,410)    5,965
--------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                      (7,923)    (1,855)        (6,122)  (44,283)   42,846
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income
   Class A Shares                                                           (883)       (69)            --        --        --
   Class B Shares                                                           (157)        --             --        --        --
   Class C Shares                                                             (7)        --             --        --        --
   Institutional Shares                                                       --         --         (7,529)  (17,249)  (11,584)
   Select Shares                                                            (655)    (3,623)        (4,839)       --        --
  Net realized gain on investment transactions
   Class A Shares                                                         (1,192)      (290)            --        --        --
   Class B Shares                                                           (331)        --             --        --        --
   Class C Shares                                                            (17)        --             --        --        --
   Institutional Shares                                                       --         --             --   (17,017)  (20,389)
   Select Shares                                                            (753)   (12,183)            --        --        --
   Return of Capital*                                                     (1,094)        --             --        --        --
--------------------------------------------------------------------------------------------------------------------------------
   Total distribution to shareholders                                     (5,089)   (16,165)       (12,368)  (34,266)  (31,973)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions                       81,666    (24,030)       285,414    37,929     2,590
--------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                68,654    (42,050)       266,924   (40,620)   13,463

NET ASSETS:

  Beginning of period                                                     62,896    104,946        581,501   622,121   608,658
--------------------------------------------------------------------------------------------------------------------------------
  End of period                                                         $131,550    $62,896       $848,425  $581,501  $622,121
--------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed/(overdistributed) net investment income            (44)       (11)           582     4,771     4,880
--------------------------------------------------------------------------------------------------------------------------------

* For Class A, Class B, Class C, and Select Class, return of capital were $598, $177, $8, and $311, respectively.

                       See notes to financial statements.

(Amounts in Thousands)

                                                                          CORE EQUITY FUND        EQUITY INCOME FUND
                                                                      -----------------------   -----------------------
                                                                          YEAR       YEAR           YEAR      YEAR
                                                                          ENDED      ENDED          ENDED     ENDED
                                                                        12/31/01   12/31/00       12/31/01  12/31/00
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

  Net investment income (loss)                                          $   (194)  $    (45)      $    615  $    922
  Net realized gain (loss) from portfolio and investment transactions     (4,607)     5,698          1,948    35,999
  Change in net unrealized appreciation/depreciation from portfolio
  and investments                                                        (24,099)   (27,817)       (20,938)  (42,120)
-----------------------------------------------------------------------------------------------------------------------
   Decrease in net assets from operations                                (28,900)   (22,164)       (18,375)   (5,199)
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income
   Class A Shares                                                             --         --            (98)      (21)
   Class B Shares                                                             --         --             (1)       --
   Class C Shares                                                             --         --             (1)       --
   Select Shares                                                              --         --           (467)     (907)
  Net realized gain on investment transactions
   Class A Shares                                                             --       (625)          (178)   (1,337)
   Class B Shares                                                             --         --            (86)       --
   Class C Shares                                                             --         --            (21)       --
   Select Shares                                                              --     (9,835)          (427)  (26,383)
-----------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                        --    (10,460)        (1,279)  (28,648)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions                       27,872     (1,932)        31,519   (38,041)
-----------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                (1,028)   (34,556)        11,865   (71,888)

NET ASSETS:

  Beginning of period                                                    152,333    186,889        101,915   173,803
-----------------------------------------------------------------------------------------------------------------------
  End of period                                                         $151,305   $152,333       $113,780  $101,915
-----------------------------------------------------------------------------------------------------------------------
Accumulated undistributed/(overdistributed) net investment income            (20)        --             42        (6)
-----------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

(Amounts in Thousands)

                                                                    GROWTH AND INCOME FUND              DISCIPLINED EQUITY FUND
                                                              ----------------------------------   ---------------------------------
                                                                 11/01/01      YEAR      YEAR        06/01/01   YEAR       YEAR
                                                                 THROUGH      ENDED     ENDED        THROUGH    ENDED      ENDED
                                                                 12/31/01    10/31/01  10/31/00      12/31/01  05/31/01   05/31/00
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

  Net investment income                                        $      952 $    6,168 $    1,622    $    5,946 $   11,993 $   13,361
  Net realized gain (loss) from portfolio, investments and
  futures transactions                                             12,865     (6,750)   260,150       (92,508)  (149,357)    22,602
  Change in net unrealized appreciation/depreciation from
  portfolio, investments and futures contracts                     58,198   (305,281)  (114,508)      (14,447)   (12,853)    22,395
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations               72,015   (305,863)   147,264      (101,009)  (150,217)    58,358
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income
   Class A Shares                                                    (925)    (6,662)      (782)          (10)        --         --
   Class B Shares                                                      --       (372)        --            --         --         --
   Class C Shares                                                      --        (21)        --            --         --         --
   Institutional Shares                                                --         --         --        (7,609)   (12,362)   (12,298)
   Select Shares                                                       (5)       (12)       (50)         (662)        --         --
  Net realized gain on investment transactions
   Class A Shares                                                      --   (155,360)  (192,960)           --         --         --
   Class B Shares                                                      --    (56,187)   (73,589)           --         --         --
   Class C Shares                                                      --     (1,422)    (1,498)           --         --         --
   Institutional Shares                                                --         --         --            --         --    (60,312)
   Select Shares                                                       --       (484)    (1,960)           --         --         --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                               (930)  (220,520)  (270,839)       (8,281)   (12,362)   (72,610)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions           (33,274)        99   (259,825)      195,492   (103,290)   481,927
------------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                         37,811   (526,284)  (383,400)       86,202   (265,869)   467,675

NET ASSETS:

  Beginning of period                                           1,027,978  1,554,262  1,937,662     1,210,241  1,476,110  1,008,435
------------------------------------------------------------------------------------------------------------------------------------
  End of period                                                $1,065,789 $1,027,978 $1,554,262    $1,296,443 $1,210,241 $1,476,110
------------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed/(overdistributed) net investment
 income                                                              (389)      (412)       762           403      2,716      3,085
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

(Amounts in Thousands)

                                                                      DISCIPLINED
                                                                         EQUITY               EQUITY
                                                                       VALUE FUND           GROWTH FUND
                                                                     -------------    ------------------------
                                                                        09/28/01^         YEAR      YEAR
                                                                         THROUGH          ENDED     ENDED
                                                                        12/31/01        12/31/01  12/30/00
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

  Net investment income                                                  $    99       $   (746) $  (1,470)
  Net realized gain (loss) from investment transactions                       90        (26,980)    46,971
  Change in net unrealized appreciation/depreciation from investments      1,738        (14,936)  (126,524)
--------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                       1,927        (42,662)   (81,023)
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income
   Class A Shares                                                             --             --         --
   Class B Shares                                                             --             --         --
   Class C Shares                                                             --             --         --
   Institutional Shares                                                      (35)            --         --
   Select Shares                                                              --             --         --
  Net realized gain on investment transactions
   Class A Shares                                                             --         (2.307)   (30,652)
   Class B Shares                                                             --         (1,116)        --
   Class C Shares                                                             --           (210)        --
   Institutional Shares                                                       --             --         --
   Select Shares                                                              --         (8,006)    (3,921)
   Return of Capital*                                                         --         (4,226)        --
--------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                       (35)       (15,865)   (34,573)
--------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions                       25,342         (9,023)   (16,316)
--------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                27,234        (67,550)  (131,912)

NET ASSETS:

  Beginning of period                                                         --        202,831    334,743
--------------------------------------------------------------------------------------------------------------
  End of period                                                          $27,234       $135,281  $ 202,831
--------------------------------------------------------------------------------------------------------------
Accumulated undistributed/(overdistributed) net investment income             64            (32)        12
--------------------------------------------------------------------------------------------------------------

^    Commencement of operations

* For Class A, Class B, Class C, and Select Class, return of capital were $872, $412, $67, and $2,875, respectively.

                       See notes to financial statements.

(Amounts in Thousands)

                                                                      U.S. EQUITY FUND                  SMARTINDEX(TM) FUND
                                                             ---------------------------------- ----------------------------------
                                                               06/01/01      YEAR      YEAR        06/01/01   YEAR      YEAR
                                                                THROUGH      ENDED     ENDED        THROUGH   ENDED     ENDED
                                                               12/31/01    05/31/01  05/31/00      12/31/01 05/31/01  05/31/00
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

  Net investment income                                         $  1,011   $  1,114  $  2,040      $  2,705  $  4,683 $  2,186
  Net realized gain (loss) from portfolio, investments and
  futures transactions                                           (34,145)     5,941    15,598       (29,413)  (58,403)  (3,927)
  Change in net unrealized appreciation/depreciation from
  portfolio, investments and futures contracts                    59,913    (16,637)  (10,166)      (13,211)   (2,004)   2,545
----------------------------------------------------------------------------------------------------------------------------------
  Increase (decrease) in net assets from operations               26,779     (9,582)    7,472       (39,919)  (55,724)     804
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income
   Class A Shares                                                    (64)        --        --            --        --       --
   Institutional Shares                                             (359)    (1,331)   (1,951)       (4,044)   (4,240)  (1,114)
   Select Shares                                                    (669)        --        --            --        --       --
  Net realized gain on investment transactions
   Class A Shares                                                   (109)        --        --            --        --       --
   Class B Shares                                                    (37)        --        --            --        --       --
   Class C Shares                                                     (3)        --        --            --        --       --
   Institutional Shares                                             (193)   (10,850)  (45,835)           --        --      (51)
   Select Shares                                                    (678)        --        --            --        --       --
----------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                            (2,112)   (12,181)  (47,786)       (4,044)   (4,240)  (1,165)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions              336,762    (68,724)    3,551        40,688   142,786  395,539
----------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                       361,429    (90,487)  (36,763)       (3,275)   82,822  395,178

NET ASSETS:

  Beginning of period                                            151,003    241,490   278,253       483,363   400,541    5,363
----------------------------------------------------------------------------------------------------------------------------------
  End of period                                                 $512,432   $151,003  $241,490      $480,088  $483,363 $400,541
----------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                      251        315       532           191     1,530    1,087
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

(Amounts in Thousands)

                                                                     MID CAP GROWTH FUND               MID CAP VALUE FUND
                                                              ---------------------------------   -----------------------------
                                                               10/01/01      YEAR    10/29/99*     10/01/01   YEAR      YEAR
                                                                THROUGH      ENDED    THROUGH       THROUGH   ENDED     ENDED
                                                               12/31/01    09/30/01  09/30/00      12/31/01 09/30/01  09/30/00
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

  Net investment income (loss)                                  $   (232) $  (1,127) $ (3,796)      $    10    $   52   $   35
  Net realized gain (loss) on investment transactions             (6,878)  (233,899)    1,631           (22)      711      353
  Change in net unrealized appreciation/depreciation from
  investments                                                     24,883    (30,918)    8,545         1,256      (693)     571
----------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations              17,773   (265,944)    6,380         1,244        70      959
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income
   Class A Shares                                                     --        (97)       (2)          (24)       --       --
   Class B Shares                                                     --         (2)       --            (9)       --       --
   Class C Shares                                                     --         --        --            (8)       --       --
   Institutional Shares                                               --         --        --           (25)      (52)     (22)
   Select Shares                                                      --         --        --            --        --       --
   Common Shares                                                      --         --        (7)           --        --       --
  Net realized gain on investment transactions
   Class A Shares                                                     --     (4,472)       (3)         (235)       --       --
   Class B Shares                                                     --       (266)       (2)         (147)       --       --
   Class C Shares                                                     --         --        --          (141)       --       --
   Institutional Shares                                               --         --        --          (201)     (308)    (780)
   Select Shares                                                      --         --        --            (1)       --       --
   Common Shares                                                      --         --       (37)           --        --       --
----------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                --     (4,837)      (51)         (791)     (360)    (802)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions              (10,764)   (94,296)  458,013         5,497     4,874    1,035
----------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                         7,009   (365,077)  464,342         5,950     4,584    1,192

NET ASSETS:

  Beginning of period                                             99,365    464,442       100         9,328     4,744    3,552
----------------------------------------------------------------------------------------------------------------------------------
  End of period                                                 $106,374  $  99,365  $464,442       $15,278    $9,328   $4,744
----------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                       --         --        --             2        56       43
----------------------------------------------------------------------------------------------------------------------------------

* Commencement of operations

                       See notes to financial statements.

(Amounts in Thousands)

                                                                    CAPITAL GROWTH FUND              SMALL CAP EQUITY FUND
                                                            ---------------------------------  ---------------------------------
                                                              11/01/01      YEAR      YEAR        11/01/01   YEAR      YEAR
                                                               THROUGH      ENDED     ENDED        THROUGH   ENDED     ENDED
                                                              12/31/01    10/31/01  10/31/00      12/31/01 10/31/01  10/31/00
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

  Net investment loss                                          $   (577) $  (4,682) $ (4,435)     $   (410) $ (2,520) $ (2,304)
  Net realized gain (loss) from portfolio and investment
  transactions                                                    4,610     13,340   168,249         7,125    (2,039)   91,248
  Change in net unrealized appreciation/depreciation from
  portfolio and investments                                      75,887   (133,576)   39,432        41,356   (90,666)   60,683
--------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations             79,920   (124,918)  203,246        48,071   (95,225)  149,627
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net realized gain from investment transactions
   Class A Shares                                                    --    (57,658)  (61,585)           --   (12,224)  (10,665)
   Class B Shares                                                    --    (36,536)  (37,833)           --    (8,135)   (6,418)
   Class C Shares                                                    --       (595)     (638)           --        --        --
   Select Shares                                                     --     (1,757)   (1,877)           --   (52,277)  (30,298)
--------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                               --    (96,546) (101,933)           --   (72,636)  (47,381)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) from capital share transactions          (3,965)   (42,076) (179,878)      101,737   130,646     6,683
--------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                       75,955   (263,540)  (78,565)      149,808   (37,215)  108,929

NET ASSETS:

  Beginning of period                                           597,101    860,641   939,206       495,566   532,781   423,852
--------------------------------------------------------------------------------------------------------------------------------
  End of period                                                $673,056  $ 597,101  $860,641      $645,374  $495,566  $532,781
--------------------------------------------------------------------------------------------------------------------------------
Accumulated overdistributed net investment income                  (253)      (253)     (107)         (135)     (134)     (39)
--------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

(Amounts in Thousands)

                                                               SMALL CAP GROWTH FUND              DYNAMIC SMALL CAP FUND
                                                          --------------------------------   ---------------------------------
                                                            10/01/01      YEAR      YEAR       11/01/01    YEAR      YEAR
                                                             THROUGH      ENDED     ENDED      THROUGH    ENDED     ENDED
                                                            12/31/01    09/30/01  09/30/00     12/31/01  10/31/01  10/31/00
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

  Net investment loss                                        $   (4)   $   (15)   $  (20)     $   (502) $ (3,282) $  (3,012)
  Net realized gain from investment transactions               (113)      (187)      546          (297)  (25,796)    48,838
  Change in net unrealized appreciation/depreciation
  from investments                                              739     (1,277)      337        21,490   (64,678)    32,420
------------------------------------------------------------------------------------------------------------------------------
  Increase (decrease) in net assets from operations             622     (1,479)      863        20,691   (93,756)    78,246
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income

   Institutional Shares                                          --         --        (6)           --        --         --
  Net realized gain on investment
   Class A Shares                                                --         --        --            --   (25,411)        --
   Class B Shares                                                --         --        --            --   (15,631)        --
   Class C Shares                                                --         --        --            --    (1,987)        --
   Institutional Shares                                          --       (567)     (348)           --        --         --
   Select Shares                                                 --         --        --            --       (23)        --
------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                           --       (567)     (354)           --   (43,052)        --
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions             192       (198)    1,641        (2,489)   54,971     49,685
------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                      814     (2,244)    2,150        18,202   (81,837)   127,931

NET ASSETS:

  Beginning of period                                         1,719      3,963     1,813       197,351   279,188    151,257
------------------------------------------------------------------------------------------------------------------------------
  End of period                                              $2,533    $ 1,719    $3,963      $215,553  $197,351   $279,188
------------------------------------------------------------------------------------------------------------------------------
Accumulated overdistributed net investment income                --         --        --           (33)      (36)        (8)
------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

(Amounts in Thousands)

                                                                    U.S. SMALL COMPANY         U.S. SMALL COMPANY OPPORTUNITIES
                                                                           FUND                              FUND
                                                            --------------------------------- -----------------------------------
                                                              06/01/01      YEAR      YEAR        06/01/01   YEAR       YEAR
                                                               THROUGH      ENDED     ENDED        THROUGH   ENDED      ENDED
                                                              12/31/01    05/31/01  05/31/00      12/31/01 05/31/01   05/31/00
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

  Net investment income (loss)                                 $  1,556   $  2,198  $  1,036      $   (728) $ (1,825) $  (2,269)
  Net realized gain (loss) from portfolio and investment
  transactions                                                  (27,477)       575    73,587       (69,705)  (30,821)    60,819
  Change in net unrealized appreciation/depreciation from
  portfolio and investments                                      21,904     (3,970)   12,835        15,567   (56,858)     8,035
---------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations             (4,017)    (1,197)   87,458       (54,866)  (89,504)    66,585
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income
   Institutional Shares                                          (1,020)    (2,155)     (275)           --        --        --
   Select Shares                                                   (449)        --        --            --        --        --
  Net realized gain on investment transactions
   Institutional Shares                                              --    (45,717)       --            --        --        --
   Select Shares                                                     --         --        --            --   (40,197)       --
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                           (1,469)   (47,872)     (275)           --   (40,197)       --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions             150,438    100,978   (73,885)      (90,016)  (59,487)  176,011
---------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                      144,952     51,909    13,298      (144,882) (189,188)  242,596

NET ASSETS:

  Beginning of period                                           409,983    358,074   344,776       339,490   528,678   286,082
---------------------------------------------------------------------------------------------------------------------------------
  End of period                                                $554,935   $409,983  $358,074      $194,608  $339,490  $528,678
---------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed/(overdistributed) net investment
 income                                                             519        503       624            (1)       --        --
---------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                      JPMorgan U.S. EQUITY FUNDS
                     NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

J.P. Morgan Funds ("JPMF"), J.P. Morgan Institutional Funds ("JPMIF"), J.P. Morgan Series Trust ("JPMST"), Mutual Fund Group ("MFG") and Mutual Fund Investment Trust ("MFIT") were organized as Massachusetts business trusts and The Fleming Mutual Fund Group, Inc. ("FMFG") was organized as a Maryland corporation (collectively the "Trusts"). The Trusts are registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as open-end management investment companies. The Trusts were organized on the following dates:

   TRUST                   DATE
   JPMF                    November 4, 1992
   JPMIF                   November 4, 1992
   JPMST                   August 15, 1996
   MFG                     May 11, 1987
   MFIT                    September 23, 1997
   FMFG                    August 19, 1997

Effective February 28, 2001, the following four series of the Trusts were renamed with the approval of the Board of Trustees.

   NEW NAME                                OLD NAME                    TRUST
   JPMorgan Balanced Fund ("BF")           Chase Balanced Fund         MFIT
   JPMorgan Core Equity Fund ("CEF")       Chase Core Equity Fund      MFIT
   JPMorgan Equity Income Fund ("EIF")     Chase Equity Income Fund    MFIT
   JPMorgan Equity Growth Fund ("EGF")     Chase Equity Growth Fund    MFIT

Effective September 10, 2001, J.P. Morgan SmartIndex(TM) Fund was renamed with the approval of the Board of Trustees. Also, in connection with the Plans of Reorganization ("Reorganization") (see Reorganizations Note 2) that were implemented on September 10, 2001, the new names of the following five series of the Trusts are:

   NEW NAME                                     OLD NAME                         TRUST
   JPMorgan Diversified Fund ("DF")             J.P. Morgan Institutional        JPMIF
                                                Diversified Fund
   JPMorgan Disciplined Equity Fund ("DEF")     J.P. Morgan Institutional        JPMIF
                                                Disciplined Equity Fund
   JPMorgan U.S. Equity Fund ("USEF")           J.P. Morgan Institutional        JPMIF
                                                U.S. Equity Fund
   JPMorgan SmartIndex(TM)Fund ("SF")           J.P. Morgan SmartIndex(TM)Fund   JPMST
   JPMorgan U.S. Small Company Fund ("USSCF")   J.P. Morgan Institutional        JPMIF
                                                U.S. Small Company Fund
   JPMorgan U.S. Small Company                  J.P. Morgan U.S. Small Company   JPMF
   Opportunities Fund ("USSCOF")                Opportunities Fund

   Effective December 1, 2001, with the approval of the Board of Trustees, the following series of the Trusts changed its investment strategy from initial public offerings and small company stocks to mid-cap growth stocks and was renamed.

   NEW NAME                                 OLD NAME                    TRUST
   JPMorgan Mid Cap Growth Fund ("MCGF")    J.P. Morgan H&Q IPO &       MFIT
                                            Emerging Company Fund

In addition, the following seven series of the Trusts are also part of this report.

   NEW NAME                                                   TRUST
   JPMorgan Growth and Income Fund ("GIF")                    MFG
   JPMorgan Disciplined Equity Value Fund ("DEVF")            JPMST
   JPMorgan Mid Cap Value Fund ("MCVF")                       FMFG
   JPMorgan Capital Growth Fund ("CGF")                       MFG
   JPMorgan Small Cap Equity Fund ("SCEF")                    MFG
   JPMorgan Small Cap Growth Fund ("SCGF")                    FMFG
   JPMorgan Dynamic Small Cap Fund ("DSCF")                   MFG

DEVF commenced operations on September 28, 2001. The Funds above
(collectively the "Funds") are separate series of the Trusts. Not all series of the Trusts are shown in this report.

Finally, in connection with the overall reorganization of the Funds and with the approval of the Board of Trustees, the Funds' new fiscal year end is December 31. Therefore, the periods presented in this report are as follows:

   FUND                 FROM                         TO
   BF                   January 1, 2001              December 31, 2001
   DF                   July 1, 2001                 December 31, 2001
   CEF                  January 1, 2001              December 31, 2001
   EIF                  January 1, 2001              December 31, 2001
   GIF                  November 1, 2001             December 31, 2001
   DEF                  June 1, 2001                 December 31, 2001
   DEVF                 September 28, 2001           December 31, 2001
   EGF                  January 1, 2001              December 31, 2001
   USEF                 June 1, 2001                 December 31, 2001
   SF                   June 1, 2001                 December 31, 2001
   MCGF                 October 1, 2001              December 31, 2001
   MCVF                 October 1, 2001              December 31, 2001
   CGF                  November 1, 2001             December 31, 2001
   SCEF                 November 1, 2001             December 31, 2001
   SCGF                 October 1, 2001              December 31, 2001
   DSCF                 November 1, 2001             December 31, 2001
   USSCF                June 1, 2001                 December 31, 2001
   USSCOF               June 1, 2001                 December 31, 2001

THE FUNDS OFFER VARIOUS CLASSES OF SHARES AS FOLLOWS:

   FUND                             CLASS OFFERED
   BF                               Class A, Class B, Class C, Select
   DF                               Institutional, Select
   CEF                              Class A, Class B, Class C, Select
   EIF                              Class A, Class B, Class C, Select
   GIF                              Class A, Class B, Class C, Select
   DEF                              Class A, Class B, Institutional, Select
   DEVF                             Institutional
   EGF                              Class A, Class B, Class C, Select
   USEF                             Class A, Class B, Class C, Institutional, Select
   SF                               Institutional
   MCGF                             Class A, Class B
   MCVF                             Class A, Class B, Class C, Institutional, Select
   CGF                              Class A, Class B, Class C, Select
   SCEF                             Class A, Class B, Select
   SCGF                             Class A, Class B, Class C, Institutional, Select
   DSCF                             Class A, Class B, Class C, Select
   USSCF                            Institutional, Select
   USSCOF                           Select

Class A shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Institutional Shares ("Class I") and the Select Shares ("Class S"). All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing expenses and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

Prior to September 10, 2001, DF, CEF, DEF, EGF, USEF, CGF, USSCF and USSCOF had utilized the Master Feeder Fund Structure where each Fund sought to achieve their investment objectives by investing all of their investable assets in The Diversified Portfolio, Core Equity Portfolio, The Disciplined Equity Portfolio, Equity Growth Portfolio, The U.S. Equity Portfolio, Capital Growth Portfolio, The U.S. Small Company Portfolio and The U.S. Small Company Opportunities Portfolio, respectively. As of September 10, 2001, DF, CEF, DEF, EGF, USEF, CGF, USSCF and USSCOF invest directly in portfolio securities (see Reorganizations
Note 2).

2. REORGANIZATIONS

On February 16, 2001, BF acquired all the net assets of Chase Vista Balanced Fund ("CVBF"), EIF acquired all the net assets of Chase Vista Equity Income Fund ("CVEIF"), CEF acquired all the net assets of Chase Vista Core Equity Fund ("CVCEF"), EGF acquired all the net assets of Chase Vista Equity Growth Fund ("CVEGF") and SCEF acquired all the net assets of Chase Small Capitalization Fund ("CSCF"). BF, EIF, CEF, EGF and SCEF are hereafter collectively referred to as the "Acquiring Funds". CVBF, CVEIF, CVCEF, CVEGF and CSCF are hereafter collectively referred to as the "Target Funds". These reorganizations were pursuant to Reorganization Plans approved by the Target Funds shareholders on January 26, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds. Shareholders of the Acquiring Funds retained the same amount of shares that they currently owned prior to the Reorganization Plans.

The following is a summary of shares outstanding, net assets, net asset values per share and net unrealized appreciation/depreciation immediately before and after the reorganization on February 16, 2001:

                                                                       After
                                          Before Reorganization    Reorganization
                                         ------------------------  ---------------
                                           BF             CVBF           BF
                                         ---------    ----------   --------------
Class A
  Shares                                                6,259,609      2,786,947
  Net Assets                                          $80,770,069    $82,765,978
  Net Asset Value Per Share                                $12.90         $29.69
Class B
  Shares                                                1,970,511        838,247
  Net Assets                                          $24,889,160    $24,889,160
  Net Asset Value Per Share                                $12.63         $29.69
Class C
  Shares                                                   91,047         38,547
  Net Assets                                          $ 1,144,474     $1,144,474
  Net Asset Value Per Share                                $12.57         $29.69
Class I
  Shares                                                               1,669,426
  Net Assets                                                         $49,731,736
  Net Asset Value Per Share                                               $29.79
Premier Shares (renamed Select)
  Shares                                1,669,426
  Net Assets                          $49,731,736
  Net Asset Value Per Share                $29.79
Investor Shares (renamed Class A)
  Shares                                   67,212
  Net Assets                          $ 1,995,909
  Net Asset Value Per Share                $29.69
Net Unrealized Appreciation              $704,805     $ 1,626,133     $2,330,938

                                                                        After
                                        Before Reorganization       Reorganization
                                      ---------------------------   --------------
                                         EIF             CVEIF           EIF
                                      ----------      -----------   --------------
Class A
  Shares                                                2,224,705      1,223,558
  Net Assets                                          $36,653,802    $42,096,671
  Net Asset Value Per Share                                $16.48         $34.41
Class B
  Shares                                                1,167,117        548,792
  Net Assets                                          $18,884,948    $18,884,948
  Net Asset Value Per Share                                $16.18         $34.41
Class C
  Shares                                                  292,421        137,409
  Net Assets                                          $ 4,727,743    $ 4,727,743
  Net Asset Value Per Share                                $16.17         $34.41
Class I
  Shares                                                               2,673,727
  Net Assets                                                         $92,002,784
  Net Asset Value Per Share                                               $34.41
Premier Shares (renamed Select)
  Shares                               2,673,727
  Net Assets                         $92,002,784
  Net Asset Value Per Share               $34.41
Investor Shares (renamed Class A)
  Shares                                 158,179
  Net Assets                         $ 5,442,869
  Net Asset Value Per Share               $34.41
Net Unrealized Appreciation          $16,580,275      $ 1,673,172    $18,253,447

                                                                        After
                                        Before Reorganization      Reorganization
                                    -----------------------------  --------------
                                         CEF             CVCEF           CEF
                                    -------------    ------------  --------------
Class A
  Shares                                                3,485,052      1,675,815
  Net Assets                                          $33,587,918   $ 42,657,890
  Net Asset Value Per Share                                 $9.64         $25.46
Class B
  Shares                                                2,828,890      1,060,000
  Net Assets                                          $26,993,202   $ 26,993,202
  Net Asset Value Per Share                                 $9.54         $25.46
Class C
  Shares                                                1,163,339        436,025
  Net Assets                                          $11,103,139   $ 11,103,139
  Net Asset Value Per Share                                 $9.54         $25.46
Class I
  Shares                                                               5,095,075
  Net Assets                                                        $130,322,736
  Net Asset Value Per Share                                               $25.58
Premier Shares (renamed Select)
  Shares                               5,095,075
  Net Assets                        $130,322,736
  Net Asset Value Per Share               $25.58
Investor Shares (renamed Class A)
  Shares                                 356,289
  Net Assets                        $  9,069,972
  Net Asset Value Per Share               $25.46
Net Unrealized Appreciation/
(Depreciation)                      $ 23,305,927     $(12,308,036)  $ 10,997,891

                                                                        After
                                       Before Reorganization       Reorganization
                                    -----------------------------  --------------
                                         EGF            CVEGF            EGF
                                    ------------     ------------  --------------
Class A
  Shares                                                2,952,219      1,178,678
  Net Assets                                         $ 26,064,765    $49,314,007
  Net Asset Value Per Share                                 $8.83         $41.84
Class B
  Shares                                                2,527,368        527,209
  Net Assets                                         $ 22,060,685    $22,060,685
  Net Asset Value Per Share                                 $8.73         $41.84
Class C
  Shares                                                  489,667        102,145
  Net Assets                                         $  4,273,562    $ 4,273,562
  Net Asset Value Per Share                                 $8.73         $41.84
Class I
  Shares                                                               3,796,475
  Net Assets                                                        $160,082,084
  Net Asset Value Per Share                                               $42.17
Premier Shares (renamed Select)
  Shares                               3,796,475
  Net Assets                        $160,082,084
  Net Asset Value Per Share               $42.17
Investor Shares (renamed Class A)
  Shares                                 555,635
  Net Assets                        $ 23,249,242
  Net Asset Value Per Share               $41.84
Net Unrealized Appreciation/
(Depreciation)                      $ 19,498,758     $(20,820,998)   $(1,322,240)

                                                                       After
                                       Before Reorganization       Reorganization
                                     ----------------------------  --------------
                                         CSCF            SCEF           SCEF
                                     -----------     ------------  --------------
Class A
  Shares                                                3,517,199      3,812,856
  Net Assets                                         $ 76,498,926   $ 82,930,029
  Net Asset Value Per Share                          $      21.75   $      21.75
Class B
  Shares                                                2,411,677      2,411,677
  Net Assets                                         $ 49,732,016   $ 49,732,016
  Net Asset Value Per Share                          $      20.62   $      20.62
Select Class
  Shares                                               15,588,833     19,843,271
  Net Assets                                         $348,607,159   $443,751,253
  Net Asset Value Per Share                          $      22.36   $      22.36
Investor Class
  Shares                                 284,559
  Net Assets                         $ 6,431,103
  Net Asset Value Per Share          $     22.60
Premier Class
  Shares                               4,185,380
  Net Assets                         $95,144,094
  Net Asset Value Per Share          $     22.73
Net Unrealized Appreciation          $17,957,377     $ 96,794,081   $114,751,458

Effective March 23, 2001, the H&Q IPO & Emerging Company Fund ("H&Q IPO Fund"), a series of Hambrecht & Quist Fund Trust ("H&Q Trust") was reorganized into JPMorgan H&Q IPO & Emerging Company Fund in a tax free reorganization with the transfer of all assets and liabilities of the H&Q IPO Fund to JPMorgan H&Q IPO & Emerging Company Fund. Holders of Common Class Shares and Class A Shares in H&Q IPO Fund received Class A Shares in the JPMorgan H&Q IPO & Emerging Company Fund, and holders of the Class B Shares in H&Q IPO Fund received Class B Shares in the JPMorgan H&Q IPO & Emerging Company Fund (the "Fund"). Prior to the reorganization on March 23, 2001, the JPMorgan H&Q IPO& Emerging Company Fund had no shareholders or investing activity.

Prior to the open of business on September 10, 2001, the J.P. Morgan Institutional Diversified Fund, J.P. Morgan Institutional Disciplined Equity Fund, J.P. Morgan Institutional U.S. Equity Fund and J.P. Morgan Institutional U.S. Small Company Fund (collectively, the "Acquiring Funds") acquired all the net assets of the J.P. Morgan Diversified Fund, J.P. Morgan Disciplined Equity Fund, J.P. Morgan U.S. Equity Fund, J.P. Morgan U.S. Equity Fund-- Advisor Series, JPMorgan Large Cap Equity Fund and J.P. Morgan U.S. Small Company Fund (collectively, the "Target Funds"), as shown in the tables below, pursuant to Reorganization Plans approved by the Target Funds' shareholders on July 3, 2001 and July 25, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds.

The following is a summary of Beneficial Interest Outstanding, Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/Depreciation immediately before and after the Reorganizations:

                                                                 JPMorgan
                                                      Diversified Fund Reorganization
                                 -----------------------------------------------------------------------------
                                                                                                     Net
                                 Beneficial                                                       Unrealized
                                  Interest         Shares                        Net Asset       Appreciation/
                                 Outstanding    Outstanding      Net Assets   Value Per Share   (Depreciation)
                                 -----------    -----------     ------------  ---------------   -------------
Target Fund
J.P. Morgan Diversified
Fund                              24,858,256                    $337,094,285       $13.56        $  (722,136)
Acquiring Fund
J.P. Morgan Institutional
Diversified Fund                  43,097,909                    $532,961,030       $12.37        $11,217,284
Post Reorganization
JPMorgan Diversified Fund                                                                        $10,495,148
  Select Class                                   27,249,584     $337,094,285       $12.37
  Institutional Class                            43,097,909     $532,961,030       $12.37

                                                                 JPMorgan
                                                 Disciplined Equity Fund Reorganization
                                 ----------------------------------------------------------------------------
                                 Beneficial                                                          Net
                                  Interest         Shares                        Net Asset        Unrealized
                                 Outstanding    Outstanding      Net Assets   Value Per Share    Depreciation
                                 -----------    -----------     ------------  ----------------   ------------
Target Fund
J.P. Morgan Disciplined
Equity Fund                        8,242,077                    $116,748,338       $14.16        $ (7,780,907)
Acquiring Fund
J.P. Morgan Institutional
Disciplined Equity Fund           79,826,524                  $1,081,084,693       $13.54        $(20,067,141)
Post Reorganization
JPMorgan Disciplined
Equity Fund                                                                                      $(27,848,048)
  Select Class                                    8,617,894   $  116,748,338       $13.54
  Institutional Class                            79,826,524   $1,081,084,693       $13.54

                                                                   JPMorgan
                                                      U.S. Equity Fund Reorganization
                               -------------------------------------------------------------------------------
                                                                                                     Net
                                Beneficial                                                       Unrealized
                                Interest            Shares                       Net Asset      Appreciation/
                               Outstanding       Outstanding     Net Assets   Value Per Share   (Depreciation)
                               -----------       -----------    -----------   ---------------   --------------
Target Funds
J.P. Morgan U.S. Equity
Fund                            15,782,199                      $261,817,014       $16.59         $(2,199,245)
J.P. Morgan U.S. Equity
Fund - Advisor Series              327,251                      $  2,462,512       $ 7.52         $  (423,864)
JPMorgan Large Cap
Equity Fund                                                                                       $(1,371,337)
  Class A                        4,727,184                      $ 50,780,676       $10.74
  Class B                        1,789,159                      $ 19,035,232       $10.64
  Class C                          121,775                      $  1,288,583       $10.58
  Class I                        5,675,602                      $ 61,261,152       $10.79
Acquiring Fund
J.P. Morgan Institutional
U.S. Equity Fund                11,273,159                      $108,961,415       $ 9.67         $12,609,178
Post Reorganization
JPMorgan U.S. Equity Fund                                                                         $ 8,614,732
  Select Class                                   33,410,011     $323,078,166       $ 9.67
  Institutional Class                            11,273,159     $108,961,415       $ 9.67
  Class A                                         5,504,516     $ 53,243,188       $ 9.67
  Class B                                         1,968,150     $ 19,035,232       $ 9.67
  Class C                                           133,220     $  1,288,583       $ 9.67

                                                                  JPMorgan
                                                  U.S. Small Company Fund Reorganization
                               -----------------------------------------------------------------------------
                                Beneficial                                                           Net
                                Interest            Shares                       Net Asset       Unrealized
                               Outstanding       Outstanding     Net Assets   Value Per Share   Depreciation
                               -----------       -----------     ----------   ---------------   ------------
Target Fund
J.P. Morgan U.S. Small
Company Fund                    11,596,048                      $253,686,537       $21.88        $(14,978,700)
Acquiring Fund
J.P. Morgan Institutional
U.S. Small Company Fund         27,900,883                      $325,565,895       $11.67        $(10,295,456)
Post Reorganization
JPMorgan U.S. Small
Company Fund                                                                                     $(25,274,156)
  Select Class                                   21,741,082     $253,686,537       $11.67
  Institutional Class                            27,900,883     $325,565,895       $11.67

Prior to the open of business on September 10, 2001, DF, DEF, USEF and USSCF had utilized the Master Feeder Fund Structure. Following are the Statements of Operations of the Master Portfolios through September 9, 2001 and the comparatives for the prior year ends.

Below is the Statement of Operations for the J.P. Morgan Diversified Portfolio ("Master") for the periods indicated.

                                                                                 07/01/01            Year
                                                                                 Through            Ended
(Amounts in Thousands)                                                          09/09/01           06/30/01
-------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest income                                                            $   3,337          $   19,268
     Dividend income from affiliated investments*                                     454               6,579
     Dividend income (net of foreign withholding tax of $7, $225)                   1,510               7,491
-------------------------------------------------------------------------------------------------------------
       Total investment income                                                      5,301              33,338
-------------------------------------------------------------------------------------------------------------
   EXPENSES:
     Advisory fees                                                                    966               5,400
     Custodian fees and expenses                                                      135                 923
     Professional fees and expenses                                                    10                  52
     Administrative service fees                                                      --+                 232
     Printing expenses                                                                  1                  16
     Fund services fees                                                               --+                  16
     Trustees' fees and expenses                                                        2                   9
     Administration fees                                                               40                   6
     Other                                                                              1                   1
-------------------------------------------------------------------------------------------------------------
       Total expenses                                                               1,155               6,655
-------------------------------------------------------------------------------------------------------------
     Less reimbursements                                                               14                 274
-------------------------------------------------------------------------------------------------------------
       Net expenses                                                                 1,141               6,381
-------------------------------------------------------------------------------------------------------------
         Net investment income                                                      4,160              26,957
=============================================================================================================
   REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:
       Investment transactions                                                     (6,763)            (24,371)
       Futures contracts                                                             (417)             (1,026)
       Foreign currency contracts and transactions                                   (626)              1,471
-------------------------------------------------------------------------------------------------------------
     Net realized loss                                                             (7,806)            (23,926)
-------------------------------------------------------------------------------------------------------------
     Net change in unrealized appreciation/depreciation on:
       Investment transactions                                                    (53,873)            (72,452)
       Futures contracts                                                             (671)                688
       Foreign currency contracts and translations                                   (509)                767
=============================================================================================================
     Net change in unrealized appreciation/depreciation                           (55,053)            (70,997)
=============================================================================================================
         Net decrease in net assets resulting from operations                   $ (58,699)         $  (67,966)
=============================================================================================================

*Includes reimbursements of investment advisory, administrative
and shareholder servicing fees:                                                 $      16          $      190

+ Amounts round to less than one thousand.

The average allocated income and expenses of the Master attributable to J.P. Morgan Institutional Diversified Fund ("JPMIDF") and J.P. Morgan Diversified Fund ("JPMDF") were as follows:

                                                JPMIDF             JPMDF
                                            ----------------  ----------------
                                            Income  Expenses  Income  Expenses
                                            ----------------  ----------------
July 1, 2001 through September 9, 2001       60.7%    60.7%    39.3%    39.3%
Year Ended June 30, 2001                     63.8%    63.8%    36.2%    36.2%

Below is the summary of fund level expenses for the J.P. Morgan Diversified Fund for the period July 1, 2001 through September 9, 2001.

(Amounts in Thousands)
------------------------------------------------------------------------------
   Financial and fund accounting service fees                           $  10
   Transfer agent fees                                                      9
   Shareholder servicing fees                                             172
   Registration fees                                                        7
   Printing expenses                                                        1
   Professional fees                                                        1
   Administrative service fees                                             --*
   Fund services fees                                                      --*
   Trustees' fees and expenses                                              1
   Administration fees                                                     16
   Other                                                                    4
------------------------------------------------------------------------------
     Total fund expenses                                                 $221
------------------------------------------------------------------------------

 * Amounts round to less than one thousand.

Below is the Statement of Operations for the J.P. Morgan Disciplined Equity Portfolio ("Master") for the periods indicated.

                                                                                 06/01/01              Year
                                                                                  Through             Ended
(Amounts in Thousands)                                                           09/09/01           05/31/01
-------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest income                                                            $      19          $    1,752
     Dividend income from affiliated investments*                                     139               1,166
     Dividend income (net of foreign withholding tax of $68,$84)                    4,281              17,413
-------------------------------------------------------------------------------------------------------------
       Total investment income                                                      4,439              20,331
-------------------------------------------------------------------------------------------------------------
   EXPENSES:
     Advisory fees                                                                  1,267               5,476
     Custodian fees and expenses                                                       83                 376
     Professional fees and expenses                                                    11                  49
     Administrative service fees                                                       84                 371
     Printing expenses                                                                  2                  12
     Fund services fees                                                                 6                  21
     Trustees' fees and expenses                                                        4                  11
     Administration fees                                                               --+                  9
     Other                                                                              3                   4
-------------------------------------------------------------------------------------------------------------
       Total expenses                                                               1,460               6,329
-------------------------------------------------------------------------------------------------------------
         Net investment income                                                      2,979              14,002
=============================================================================================================
   REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized loss on:
       Investment transactions                                                    (19,278)           (160,350)
       Futures contracts                                                             (852)             (1,998)
-------------------------------------------------------------------------------------------------------------
     Net realized loss                                                            (20,130)           (162,348)
-------------------------------------------------------------------------------------------------------------
     Net change in unrealized appreciation/depreciation on:
       Investment transactions                                                   (166,413)            (19,487)
       Futures contracts                                                           (1,085)                778
=============================================================================================================
     Net change in unrealized appreciation/depreciation                          (167,498)            (18,709)
=============================================================================================================
         Net decrease in net assets resulting from operations                   $(184,649)         $(167,055)
=============================================================================================================
* Includes reimbursements of investment advisory, administrative
and shareholder servicing fees:                                                 $       5          $       34

+ Amounts round to less than one thousand.

The average allocated income and expenses of the Master attributable to J.P. Morgan Institutional Disciplined Equity Fund ("JPMIDEF") and J.P. Morgan Disciplined Equity Fund ("JPMDEF") were as follows:

                                                JPMIDEF             JPMDEF
                                            ----------------   ----------------
                                            Income  Expenses   Income  Expenses
                                            ----------------   ----------------
July 1, 2001 through September 9, 2001       90.2%   90.2%      9.8%     9.8%
Year Ended June 30, 2001                     90.4%   90.4%      9.6%     9.6%

Below is the summary of fund level expenses for the J.P. Morgan Disciplined Equity Fund for the period June 1, 2001 through September 9, 2001.

(Amounts in Thousands)
==============================================================================
   Financial and fund accounting service fees                           $    8
   Transfer agent fees                                                      11
   Shareholder servicing fees                                               89
   Registration fees                                                         7
   Printing expenses                                                         3
   Professional fees                                                         3
   Administrative service fees                                               8
   Fund services fees                                                       --*
   Trustees' fees and expenses                                              --*
   Administration fees                                                      --*
   Other                                                                     5
------------------------------------------------------------------------------
     Total fund expenses                                                $  134
------------------------------------------------------------------------------

 * Amounts round to less than one thousand.

Below is the Statement of Operations for the J.P. Morgan U.S. Equity Portfolio ("Master") for the periods indicated.

                                                                                 06/01/01              Year
                                                                                 Through              Ended
(Amounts in Thousands)                                                           09/09/01           05/31/01
------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest income                                                            $      14          $       97
     Dividend income from affiliated investments*                                      71                 567
     Dividend income (net of foreign withholding tax of $1, $5)                     1,242               5,943
-------------------------------------------------------------------------------------------------------------
         Total investment income                                                    1,327               6,607
-------------------------------------------------------------------------------------------------------------
   EXPENSES:
     Advisory fees                                                                    487               2,219
     Custodian fees and expenses                                                       33                 117
     Professional fees and expenses                                                    11                  44
     Administrative service fees                                                       28                 132
     Printing expenses                                                                  3                   9
     Fund services fees                                                                --+                  7
     Trustees' fees and expenses                                                        2                   3
     Administration fees                                                               --+                  3
     Other                                                                              4                   2
-------------------------------------------------------------------------------------------------------------
       Total expenses                                                                 568               2,536
-------------------------------------------------------------------------------------------------------------
         Net investment income                                                        759               4,071
=============================================================================================================
   REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:
       Investment transactions                                                     (6,341)             10,962
       Futures contracts                                                             (283)             (2,128)
-------------------------------------------------------------------------------------------------------------
     Net realized loss                                                             (6,624)              8,834
-------------------------------------------------------------------------------------------------------------
     Net change in unrealized appreciation/depreciation on:
       Investment transactions                                                    (52,272)            (46,105)
       Futures contracts                                                             (839)                504
=============================================================================================================
     Net change in unrealized appreciation/depreciation                           (53,111)            (45,601)
=============================================================================================================
         Net decrease in net assets resulting from operations                   $ (58,976)         $  (32,696)
=============================================================================================================
* Includes reimbursements of investment advisory, administrative
and shareholder servicing fees:                                                 $       3          $       15

+ Amounts round to less than one thousand.

The average allocated income and expenses of the Master attributable to J.P. Morgan Institutional U.S. Equity Fund ("JPMIUSEF"), J.P. Morgan U.S. Equity Fund ("JPMUSEF") and J.P. Morgan U.S. Equity Fund -- Advisor Fund ("JPMUSEF -- Advisor") were as follows:

                                JPMIUSEF          JPMUSEF       JPMUSEF -- Advisor
                            ----------------  ---------------- ------------------
                            Income  Expenses  Income  Expenses  Income Expenses
                            ----------------  ---------------- ------------------
July 1, 2001 through
  September 9, 2001          32.4%   32.5%     67.0%    66.9%    0.6%    0.6%
Year Ended June 30, 2001     35.3%   35.5%     64.5%    64.3%    0.2%    0.2%

Below is the summary of fund level expenses for the J.P. Morgan U.S. Equity Fund for the period June 1, 2001 through September 9, 2001.

(Amounts in Thousands)
==============================================================================
   Financial and fund accounting service fees                           $    8
   Transfer agent fees                                                      23
   Shareholder servicing fees                                              204
   Registration fees                                                         9
   Printing expenses                                                         4
   Professional fees                                                         3
   Administrative service fees                                              19
   Fund services fees                                                        3
   Trustees' fees and expenses                                               2
   Administration fees                                                       1
   Other                                                                     3
------------------------------------------------------------------------------
     Total fund expenses                                                $  279
------------------------------------------------------------------------------

Below is the summary of fund level expenses for the J.P. Morgan U.S. Equity Fund -- Advisor Series for the period June 1, 2001 through September 9, 2001.

(Amounts in Thousands)
==============================================================================
   Financial and fund accounting service fees                           $    8
   Transfer agent fees                                                       4
   Shareholder servicing fees                                                2
   Printing expenses                                                         3
   Professional fees                                                         2
   Administrative service fees                                              --*
   Fund services fees                                                       --*
   Trustees' fees and expenses                                              --*
   Administration fees                                                      --*
   Other                                                                     2
------------------------------------------------------------------------------
     Total fund expenses                                                    21
------------------------------------------------------------------------------
   Less: expense reimbursements                                             17
------------------------------------------------------------------------------
     Net fund expenses                                                  $    4
------------------------------------------------------------------------------

* Amounts round to less than one thousand.

Below is the Statement of Operations for the J.P. Morgan U.S. Small Company Portfolio ("Master") for the periods indicated.

                                                                                 06/01/01              Year
                                                                                 Through              Ended
(Amounts in Thousands)                                                           09/09/01           05/31/01
-------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest income                                                            $      89            $    151
     Dividend income from affiliated investments*                                     535               3,154
     Dividend income (net of foreign withholding tax of $3, $8)                     1,726               6,459
-------------------------------------------------------------------------------------------------------------
       Total investment income                                                      2,350               9,764
-------------------------------------------------------------------------------------------------------------
   EXPENSES:
     Advisory fees                                                                  1,106               4,306
     Custodian fees and expenses                                                       51                 216
     Professional fees and expenses                                                    10                  45
     Administrative service fees                                                       43                 170
     Printing expenses                                                                  2                   8
     Fund services fees                                                                 3                  10
     Trustees' fees and expenses                                                        1                   9
     Administration fees                                                                1                   4
     Other                                                                              1                   5
-------------------------------------------------------------------------------------------------------------
       Total expenses                                                               1,218               4,773
-------------------------------------------------------------------------------------------------------------
         Net investment income                                                      1,132               4,991
=============================================================================================================
   REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain on:
       Investment transactions                                                      4,917               1,001
-------------------------------------------------------------------------------------------------------------
     Net realized gain                                                              4,917               1,001
-------------------------------------------------------------------------------------------------------------
     Net change in unrealized appreciation/depreciation on:
       Investment transactions                                                    (90,838)             (6,717)
=============================================================================================================
     Net change in unrealized appreciation/depreciation                           (90,838)             (6,717)
=============================================================================================================
         Net decrease in net assets resulting from operations                   $ (84,789)           $   (725)
=============================================================================================================

* Includes reimbursements of investment advisory, administrative
  and shareholder servicing fees:                                               $      18            $     87

The average allocated income and expenses of the Master attributable to J.P. Morgan Institutional U.S. Small Company Fund ("JPMIUSSCF") and J.P. Morgan U.S. Small Company Fund ("JPMUSSCF") were as follows:

                                            JPMIUSSCF            JPMUSSCF
                                         ----------------   ----------------
                                         Income  Expenses   Income  Expenses
                                         ----------------   ----------------
July 1, 2001 through September 9, 2001   58.2%     58.1%     41.8%    41.9%
Year Ended June 30, 2001                 56.9%     56.9%     43.1%    43.1%

Below is the summary of fund level expenses for the J.P. Morgan U.S. Small Company Fund for the period June 1, 2001 through September 9, 2001.

(Amounts in Thousands)
=============================================================================
   Financial and fund accounting service fees                          $    8
   Transfer agent fees                                                     16
   Shareholder servicing fees                                             194
   Registration fees                                                       14
   Printing expenses                                                        3
   Professional fees                                                        2
   Administrative service fees                                             18
   Fund services fees                                                       1
   Trustees' fees and expenses                                              1
   Administration fees                                                      1
   Other                                                                    9
-----------------------------------------------------------------------------
     Total fund expenses                                               $  267
-----------------------------------------------------------------------------

Prior to the open of business on September 10, 2001, CEF, EGF, CGF and USSCOF had utilized the Master Feeder Fund Structure. Following are the operations of the Master Portfolios through September 9, 2001.

Below is the Statement of Operations for the Core Equity Portfolio ("Master Portfolio") for the period January 1, 2001 through September 9, 2001.

(Amounts in Thousands)
================================================================================
  INVESTMENT INCOME:
     Dividend                                                          $  1,315
     Interest                                                               114
     Foreign taxes withheld                                                 (11)
--------------------------------------------------------------------------------
       Total investment income                                            1,418
--------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                               728
     Administration fees                                                     66
     Custodian fees                                                          28
     Accounting fees                                                         14
     Professional fees                                                       12
     Trustees' fees                                                           6
     Other                                                                    1
--------------------------------------------------------------------------------
       Total expenses                                                       855
--------------------------------------------------------------------------------
     Less amounts waived                                                     12
     Less expense reimbursements                                              4
--------------------------------------------------------------------------------
       Net expenses                                                         839
--------------------------------------------------------------------------------
         Net investment income                                              579
================================================================================
   REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized loss on investment transactions                        (2,538)
      Change in unrealized appreciation/depreciation on investments     (39,656)
================================================================================
      Net realized and unrealized loss on investment transactions       (42,194)
================================================================================
      Net decrease in net assets from operations                       $(41,615)
================================================================================

For the period January 1, 2001 through September 9, 2001, the average allocated income and expenses of the Master Portfolio attributable to CEF were 91.6% and 90.4%, respectively.

Below is the Statement of Operations for the Equity Growth Portfolio ("Master Portfolio") for the period January 1, 2001 through September 9, 2001.

(Amounts in Thousands)
================================================================================
 INVESTMENT INCOME:
     Dividend                                                              $880
     Interest                                                                77
     Foreign taxes withheld                                                  (2)
--------------------------------------------------------------------------------
       Total investment income                                              955
--------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                               793
     Administration fees                                                     72
     Custodian fees                                                          26
     Accounting fees                                                         19
     Professional fees                                                       11
     Trustees' fees                                                           9
--------------------------------------------------------------------------------
       Total expenses                                                       930
--------------------------------------------------------------------------------
     Less amounts waived                                                      7
--------------------------------------------------------------------------------
       Net expenses                                                         923
--------------------------------------------------------------------------------
         Net investment income                                               32
================================================================================
   REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized loss on investment transactions                       (13,310)
     Change in unrealized appreciation/depreciation on investments      (38,606)
================================================================================
     Net realized and unrealized loss on investment transactions        (51,916)
================================================================================
     Net decrease in net assets from operations                        $(51,884)
================================================================================

For the period January 1, 2001 through September 9, 2001, the average allocated income and expenses of the Master Portfolio attributable to EGF were 95.1% and 93.4%, respectively.

Below is the Statement of Operations for the Capital Growth Portfolio ("Master Portfolio") for the period November 1, 2000 through September 9, 2001.

(Amounts in Thousands)
===================================================================================
 INVESTMENT INCOME:
     Dividend                                                                $4,435
     Interest                                                                 1,212
     Dividend income from affiliated investments*                                34
     Foreign taxes withheld                                                     (10)
-----------------------------------------------------------------------------------
       Total investment income                                                5,671
-----------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                 2,553
     Administration fees                                                        319
     Custodian fees                                                              51
     Accounting fees                                                             37
     Professional fees                                                           15
     Trustees' fees                                                              76
     Other                                                                       13
-----------------------------------------------------------------------------------
       Total expenses                                                         3,064
-----------------------------------------------------------------------------------
     Less expense reimbursements                                                 65
-----------------------------------------------------------------------------------
       Net expenses                                                           2,999
-----------------------------------------------------------------------------------
         Net investment income                                                2,672
===================================================================================
   REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
     Net realized gain on investment transactions                            45,448
     Change in net unrealized appreciation/depreciation of investments     (135,824)
===================================================================================
     Net realized and unrealized loss on investments                        (90,376)
===================================================================================
     Net decrease in net assets from operations                            $(87,704)
===================================================================================

* Includes reimbursements of investment advisory and administrative fees:       $ 1

For the period November 1, 2001 through September 9, 2001, the average allocated income and expenses of the Master Portfolio attributable to CGF were 100.0% and 100.0%, respectively.

Below is the Statement of Operations for the J.P. Morgan U.S. Small Company Opportunities Portfolio for the periods indicated.

                                                                                 06/01/01          Year
                                                                                  Through          Ended
(Amounts in Thousands)                                                           09/09/01         05/31/01
==============================================================================================================
   INVESTMENT INCOME:
     Interest income                                                            $       2                $ 16
     Dividend income from affiliated investments*                                     164               2,077
     Dividend income                                                                  246               1,187
-------------------------------------------------------------------------------------------------------------
       Total investment income                                                        412               3,280
-------------------------------------------------------------------------------------------------------------
   EXPENSES:
     Advisory fees                                                                    495               3,099
     Custodian fees and expenses                                                       26                 157
     Professional fees and expenses                                                    12                  35
     Administrative service fees                                                       19                 123
     Printing expenses                                                                  4                   7
     Fund services fees                                                                 1                   7
     Trustees' fees and expenses                                                        1                   5
     Administration fees                                                               --+                  3
     Other                                                                             --+                  2
-------------------------------------------------------------------------------------------------------------
       Total expenses                                                                 558               3,438
-------------------------------------------------------------------------------------------------------------
         Net investment loss                                                         (146)               (158)
=============================================================================================================
   REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized loss on:
       Investment transactions                                                    (21,446)            (30,507)
-------------------------------------------------------------------------------------------------------------
     Net realized loss                                                            (21,446)            (30,507)
-------------------------------------------------------------------------------------------------------------
     Net change in unrealized appreciation/depreciation on:
       Investment transactions                                                    (45,038)            (57,302)
=============================================================================================================
     Net change in unrealized appreciation/depreciation                           (45,038)            (57,302)
=============================================================================================================
         Net decrease in net assets resulting from operations                   $ (66,630)           $(87,967)
=============================================================================================================
* Includes reimbursements of investment advisory, administrative
  and shareholder servicing fees:                                                      $6                 $60

+ Amounts round to less than one thousand.

The average allocated income and expenses of the Master attributable to J.P. Morgan U.S. Small Company Opportunities Fund ("JPMUSSCOF") were as follows:

                                                         JPMUSSCOF
                                                     -----------------
                                                     Income   Expenses
                                                     -----------------
July 1, 2001 through September 9, 2001               100.0%    100.0%
Year Ended June 30, 2001                             100.0%    100.0%

3.   SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES OF THE FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. GIF

GIF utilizes the Master Feeder Fund Structure and seeks to achieve its investment objective by investing all of its investable assets in the Growth and Income Portfolio, (the "Portfolio"), which, like the Fund, is an open-end management investment company having the same investment objective as the Fund. As of December 31, 2001, GIFowned 67.22% of the net assets of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report. The financial statements of the Portfolio should be read in conjunction with the financial statements of the Fund.

1. VALUATION OF INVESTMENTS -- GIFrecords its investments in the Portfolio at value. Securities of the Portfolio are recorded at value as more fully discussed in the notes to the Portfolio's financial statements.

2. INVESTMENT INCOME AND EXPENSES -- GIF records daily its pro-rata share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses daily as incurred. Realized gains/losses and changes in unrealized appreciation/depreciation represent the Fund's share of such elements allocated from the Portfolio.

B. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and ask quotations. Bonds and other fixed income securities ("ther than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

C. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly. DF uses debt futures for managing duration. Use of long futures contracts subject the Fund to risk of loss up to the amount of the nominal value of the futures contracts as shown in the Portfolio of Investments. Use of short futures contracts subject the Fund to unlimited risk.

The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Funds' credit risk is limited to failure of the exchange or board of trade.

As of December 31, 2001, the Funds had open futures contracts as shown on the Portfolio of Investments.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

1. Market value of investment securities and other assets and liabilities: at the rate of exchange at the valuation date.

2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Fund's exposure to foreign currency exchange fluctuations. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by Omarking to marketO. When the forward contract is closed, or the delivery of the currency is made or taken, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of currency and in an unlimited amount for sales of currency.

As of December 31, 2001, the Funds had outstanding forward foreign currency contracts as shown on the Portfolio of Investments.

F. RESTRICTED AND ILLIQUID SECURITIES -- DV is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

G. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

Purchases of To Be Announced (TBA) or other delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is each Fund's policy to segregate assets with a current value at least equal to the amount of its TBA purchase commitments.

H. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

I. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (in thousands):

                                       ACCUMULATED            ACCUMULATED
                                      UNDISTRIBUTED/          NET REALIZED
                                    (OVERDISTRIBUTED)         GAIN (LOSS)
FUND             PAID-IN-CAPITAL  NET INVESTMENT INCOME      ON INVESTMENTS
BF                  $  225               $(559)                  $ 334
DF                  10,889                 357                 (11,246)
CEF                  2,130                 174                  (2,304)
EIF                  7,421                  (1)                 (7,420)
GIF                      1                   1                      (2)
DEF                 16,921                  22                 (16,943)
EGF                  2,381                 714                  (3,095)
USEF                11,858                  17                 (11,875)
MCGF                  (232)                232                      --
MCVF                    (2)                  2                      --
CGF                  1,971                 577                  (2,548)
SCEF                  (410)                409                       1
SCGF                    (4)                  4                      --
DSCF                  (503)                505                      (2)
USSCF              (28,663)                (71)                 28,734
USSCOF                (727)                727                      --

The reclassifications for GIF, MCGF, MCVF, CGF, SCEF, SCGF, DSCF and USSCOF relate primarily to the character for tax purposes of current year net operating losses and non-deductible organization expenses. The reclassifications for BF, DF, CEF, EIF, DEF, EGF, USEF and USSCF relate primarily to the character for tax purposes of current year net operating losses and capital loss carryforwards and other temporary differences received from the acquired funds in connection with the reorganizations and allocation of tax basis on "Master/Feeder" takedown.

The tax character of distributions paid during the period ended December 31, 2001 were as follows:

                    ORDINARY    LONG-TERM    RETURN OF      TOTAL
                     INCOME   CAPITAL GAIN    CAPITAL   DISTRIBUTIONS
   BF            $ 2,312,429  $1,682,927   $1,094,110    $5,089,466
   DF             12,367,628          --          --     12,367,628
   EIF               565,796     712,690          --      1,278,486
   GIF               927,806       1,802          --        929,608
   DEF             8,281,005          --          --      8,281,005
   DEVF               34,696          --          --         34,696
   EGF                    --  11,638,614   4,226,590     15,865,204
   USEF            1,092,146   1,019,962          --      2,112,108
   SF              4,044,270          --          --      4,044,270
   MCVF              479,379     311,925          --        791,304
   USSCF           1,311,604     157,392          --      1,468,996

At December 31, 2001, the components of net assets (excluding paid in capital) on a tax basis were as follows:

                                                                      BF             DF             CEF
--------------------------------------------------------------------------------------------------------------
   Current distributable ordinary income                       $       --      $    734,785     $           --
   Plus/Less: cumulative timing differences                        (43,846)              --            (20,243)
                                                               -----------     ------------     --------------
   Undistributed ordinary income or over-
   distribution of ordinary income                                 (43,846)         734,785            (20,243)
                                                               ===========     ============     ==============
   Current distributable long-term capital
   gain or tax basis capital loss carryover                     (2,866,749)     (45,123,054)        (9,358,197)
   Plus/Less: cumulative timing differences                     (1,361,110)     (15,275,615)                --
                                                               -----------     ------------     --------------
   Undistributed long-term gains/
   accumulated capital loss                                     (4,227,859)     (60,398,669)        (9,358,197)
                                                               ===========     ============     ==============
   Unrealized appreciation/(depreciation)                      $(2,400,641)    $ 62,298,209     $      (61,521)
                                                               ===========     ============     ==============

                                                                     EIF           GIF              DEF
--------------------------------------------------------------------------------------------------------------
   Current distributable ordinary income                          $ 78,254     $         --     $      402,941
   Plus/Less: cumulative timing differences                        (36,573)        (389,242)                --
                                                               -----------     ------------     --------------
   Undistributed ordinary income or over-
   distribution of ordinary income                                  41,681         (389,242)           402,941
                                                               ===========     ============     ==============
   Current distributable long-term capital
   gain or tax basis capital loss carryover                      1,814,787        7,199,993       (230,152,609)
   Plus/Less: cumulative timing differences                            --                --        (19,238,537)
                                                               -----------     ------------     --------------
   Undistributed long-term gains/
   accumulated capital loss                                      1,814,787        7,199,993       (249,391,146)
                                                               ===========     ============     ==============
   Unrealized appreciation/(depreciation)                      $   861,863     $         --*    $   90,850,919
                                                               ===========     ============     ==============

* The net unrealized appreciation/depreciation of the Fund's investment in the Portfolio consists of an allocated portion of the Portfolio appreciation/depreciation.

                                                                   DEVF              EGF             USEF
--------------------------------------------------------------------------------------------------------------
   Current distributable ordinary income                      $    156,878    $          --     $      250,431
   Plus/Less: cumulative timing differences                            (27)         (32,016)                --
                                                              ------------    -------------     --------------
   Undistributed ordinary income or over-
   distribution of ordinary income                                 156,851          (32,016)           250,431
                                                              ============    =============     ==============
   Current distributable long-term capital
   gain or tax basis capital loss carryover                            412      (27,755,770)       (26,557,909)
   Plus/Less: cumulative timing differences                             --       (1,544,847)       (14,697,765)
                                                              ------------    -------------     --------------
   Undistributed long-term gains/
   accumulated capital loss                                            412      (29,300,617)       (41,255,674)
                                                              ============    =============     ==============
   Unrealized appreciation/(depreciation)                     $  1,735,171    $ (12,026,568)    $   76,215,575
                                                              ============    =============     ==============

                                                                    SF             MCGF              MCVF
---------------------------------------------------------------------------------------------------------------
   Current distributable ordinary income                      $    190,733    $          --     $       24,440
   Plus/Less: cumulative timing differences                             --               --                (54)
                                                              ------------    -------------     --------------
   Undistributed ordinary income or over-
   distribution of ordinary income                                 190,733               --             24,386
                                                              ============    =============     ==============
   Current distributable long-term capital
   gain or tax basis capital loss carryover                    (59,596,980)    (232,557,282)            25,776
   Plus/Less: cumulative timing differences                     (6,819,738)     (13,021,538)                --
                                                              ------------    -------------     --------------
   Undistributed long-term gains/
   accumulated capital loss                                    (66,416,718)    (245,578,820)            25,776
                                                              ============    =============     ==============
   Unrealized appreciation/(depreciation)                     $(37,708,243)   $   2,374,459     $    1,108,634
                                                              ============    =============     ==============

                                                                   CGF            SCEF              SCGF
---------------------------------------------------------------------------------------------------------------
   Current distributable ordinary income                      $    604,182    $          --     $          --
   Plus/Less: cumulative timing differences                       (252,859)        (134,677)               (12)
                                                              ------------    -------------     --------------
   Undistributed ordinary income or over-
   distribution of ordinary income                                 351,323         (134,677)               (12)
                                                              ============    =============     ==============
   Current distributable long-term capital
   gain or tax basis capital loss carryover                      3,359,049        4,099,296           (157,872)
   Plus/Less: cumulative timing differences                             --               --            (85,639)
                                                              ------------    -------------     --------------
   Undistributed long-term gains/
   accumulated capital loss                                      3,359,049        4,099,296           (243,511)
                                                              ============    =============     ==============
   Unrealized appreciation/(depreciation)                     $160,669,226    $ 108,471,248     $     (214,638)
                                                              ============    =============     ==============


                                                DSCF          USSCF          USSCOF
---------------------------------------------------------------------------------------------------------------
   Current distributable ordinary
   income                                $         --     $    518,625    $         --
   Plus/Less: cumulative timing
   differences                                (33,302)              --            (694)
                                         ------------     ------------    ------------
   Undistributed ordinary income
   or over-distribution of ordinary
   income                                     (33,302)         518,625            (694)
                                         ============     ============     ===========
   Current distributable long-term
   capital gain or tax basis capital
   loss carryover                         (26,091,357)     (13,668,526)    (90,235,055)
   Plus/Less: cumulative timing
   differences                                    --        (1,683,963)     (9,668,465)
                                         ------------     ------------    ------------
   Undistributed long-term gains/
   accumulated capital loss               (26,091,357)     (15,352,489)    (99,903,520)
                                         ============     ============    ============
   Unrealized appreciation/
   (depreciation)                        $ 21,010,000     $ 53,854,352    $(12,148,292)
                                         ============     ============    ============

For the Funds, the differences between book and tax basis unrealized appreciation/ (depreciation) is primarily attributable to wash sales and mark to market of futures and allocation of tax basis on OMaster/FeederO takedown. The cumulative timing difference account primarily consists of post October loss deferral and deferred compensation.

At December 31, 2001, the following Funds have capital loss carryovers which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

                                                     EXPIRATION
   FUND                     AMOUNT                      DATE
----------------------------------------------------------------------
   BF                   $(1,307,029)              December 31, 2008
                         (1,559,720)              December 31, 2009
                       ------------
                         (2,866,749)

   DF                      (610,294)              December 31, 2007
                         (8,698,722)              December 31, 2008
                        (35,814,038)              December 31, 2009
                       ------------
                        (45,123,054)

   CEF                     (396,050)              December 31, 2007
                         (1,854,440)              December 31, 2008
                         (7,107,707)              December 31, 2009
                       ------------
                         (9,358,197)

   DEF                   (4,772,378)              December 31, 2007
                        (59,181,595)              December 31, 2008
                       (166,198,636)              December 31, 2009
                       ------------
                       (230,152,609)


                                                     EXPIRATION
   FUND                     AMOUNT                      DATE
-----------------------------------------------------------------------
   EGF                    $ (17,185)              December 31, 2006
                           (710,216)              December 31, 2007
                         (6,334,367)              December 31, 2008
                        (20,694,002)              December 31, 2009
                       ------------
                        (27,755,770)

   USEF                      (2,521)              December 31, 2007
                         (8,374,558)              December 31, 2008
                        (18,180,830)              December 31, 2009
                       ------------
                        (26,557,909)

   SF                      (102,307)              December 31, 2007
                        (17,112,878)              December 31, 2008
                        (42,381,795)              December 31, 2009
                       ------------
                        (59,596,980)

   MCGF                  (8,120,539)              December 31, 2008
                       (224,436,743)              December 31, 2009
                       ------------
                       (232,557,282)

   SCGF                    (157,872)              December 31, 2009
   DSCF                 (25,793,877)              December 31, 2008
                           (297,480)              December 31, 2009
                       ------------
                        (26,091,357)

   USSCF                 (4,625,740)              December 31, 2008
                         (9,042,786)              December 31, 2009
                       ------------
                        (13,668,526)

   USSCOF               (10,362,525)              December 31, 2008
                        (79,872,530)              December 31, 2009
                       ------------
                        (90,235,055)

DF's capital loss carryover includes $8,597,377 of losses acquired from J.P. Morgan Diversified Fund. EGF's capital loss carryover includes $7,061,768 of losses acquired from Chase Vista Equity Growth Fund. DEF's capital loss carryover includes $15,736,325 of losses acquired from J.P. Morgan Disciplined Equity Fund. CEF's capital loss carryover includes $2,250,490 of losses acquired from Chase Vista Core Equity Fund. USEF's capital loss carryover includes $8,006,642 and $370,437 of losses acquired from J.P. Morgan U.S. Equity Fund and J.P. Morgan U.S. Equity Fund -- Advisor Series respectively. USSCFS's capital loss carryover includes $4,625,740 of losses acquired from J.P. Morgan Small Company Fund. Utilization of these losses will be subject to an annual limitation as prescribed by the Internal Revenue Code.

During the year ended December 31, 2001, GIF and SCEF utilized capital loss carryforwards of $5,663,113 and $3,050,567 respectively.

Capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred the following post-October realized losses.


   FUND                                                  AMOUNT
-----------------------------------------------------------------
   BF                                               $ 1,361,110
   DF                                                15,275,615
   DEF                                               19,238,537
   EGF                                                1,544,847
   USEF                                              14,697,765
   SF                                                 6,819,738
   MCGF                                              13,021,537
   SCGF                                                  85,639
   USSCF                                              1,683,963
   USSCOF                                             9,668,465

J. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular share class are charged directly to that class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to separate Investment Advisory Agreements, J.P. Morgan Fleming Asset Management (USA), Inc. ("JPMFAM") (formerly Chase Fleming Asset Management (USA), Inc.), J.P. Morgan Investment Management, Inc. ("JPMIM") and Robert Fleming, Inc. ("Fleming") (collectively, the "Advisers") act as the Investment Advisers to the Funds. JPMFAM, a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. ("JPMC"), is the Adviser for BF, CEF, EIF, EGF, MCGF, CGF, SCEF and DSCF. JPMIM, an affiliate of JPMorgan Chase Bank ("JPMCB") (formerly Morgan Guaranty Trust Company of New York) and a wholly owned subsidiary of JPMC is the Adviser for DF, DEF, DEVF, USEF, SF, USSCF and USSCOF. Fleming, a wholly owned subsidiary of JPMC, is the Adviser for MCVF and SCGF. The Advisers supervise the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average net assets. The annual fee for each Fund is as follows:

                     INVESTMENT
    FUND             ADVISORY FEE (%)
---------------------------------------
    BF                     0.50%
    DF                     0.55%
    CEF                    0.50%
    EIF                    0.40%
    DEF                    0.35%
    DEVF                   0.35%
    EGF                    0.50%
    USEF                   0.40%
    SF                     0.25%
    MCGF                   0.65%
    MCVF                   0.70%
    CGF                    0.40%
    SCEF                   0.65%
    SCGF                   0.80%
    DSCF                   0.65%
    USSCF                  0.60%
    USSCOF                 0.60%

On January 25, 2001, the former board of trustees of MCVF and SCGF re-approved an agreement with Fleming to contractually limit MCVF's and SCGF's total operating expenses (excluding interest and taxes) to not more than 0.75% of the average daily net assets of Class I Shares for MCVF and 0.85% of the average daily net assets of Class I Shares for SCGF. Any fee waived and/or any fund expense reimbursed by Fleming pursuant to the agreed upon expense cap shall be reimbursed by the Funds to Fleming, if so requested by Fleming, anytime before September 30, of the third year following the year to with the reduction, waiver or expense reimbursement relates, provided the aggregated amount of MCVF's and SCGF's current operating expense for such year does not exceed the applicable limitation on MCVF's and SCGF's total operating expenses.

At September 30, 2001, Fleming may recapture a portion of the following amounts no later than the dates stated below:

                                                SEPTEMBER 30,
---------------------------------------------------------------------
                                           2002     2003      2004
---------------------------------------------------------------------
   MCVF                                 $135,310 $136,037  $156,997
   SCGF                                  131,914  141,118   104,063

MCVF and SCGF must pay their current ordinary operating expenses before Fleming is entitled to any reimbursement. Any such reimbursement is also contingent upon the current Board of Trustees review and approval prior to the time the reimbursement is initiated.

Prior to February 19, 2001, The Chase Manhattan Bank, also a direct wholly owned subsidiary of JPMC acted as the investment adviser to BF and EIF and was entitled to receive a fee, at an annual rate equal to 0.75% of BF's and EIF's average daily net assets.

Prior to September 10, 2001, CEF and EGF utilized the Master Feeder Fund Structure and invested all of their investable assets in the Core Equity Portfolio ("CEP") and Equity Growth Portfolio ("EGF"), respectively. JPMFAM was the investment advisor for CEP and EGP and was entitled to receive a fee, at an annual rate equal to 0.50% (from 03/01/01 to 09/09/01) and 0.75% (from 01/01/01 to 02/28/01) of CEP's and EGF's average daily net assets.

Prior to November 30, 2001, Symphony Asset Management, LLC ("Symphony"), a registered investment advisor, was the investment sub-advisor to MCGF, pursuant to an investment sub-advisory agreement between Symphony and JPMFAM. Symphony was entitled to receive a fee, payable by JPMFAM at an annual rate equal to 0.35% of MCGF's average daily net assets not in excess of $100 million and 0.375% of such assets in excess of $100 million.

The Advisers waived fees as outlined in Note 4.F.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from each Fund in an amount to offset any investment advisory, administrative fee and shareholder servicing fee related to each Fund's investment in an affiliated money market fund.

B. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, JPMCB
(the "Administrator") provides certain administration services to the Funds. Effective September 10, 2001, in connection with the elimination of the Funds paying directly sub-administration fees (0.05% for BF, CEF, EIF, GIF, EGF, MCVF, CGF, SCEF, SCGF and DSCF) and co-administration fees (allocable share of an annual complex-wide charge of $425,000 plus Fund Distributor, Inc. ("FDI") out of pocket expenses for DF, DEF, USEF, SF, USSCF and USSCOF) the Trustees approved a new combined administration agreement. Under the terms of the agreement, the Administrator will bear all sub-administration/co-administration expenses of the Funds. In consideration of these services, the Administrator receives a pro rata portion from each respective Fund (except GIF) a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of the average net assets of all non-money market funds in the JPMorgan Fund Complex plus 0.075% of the average daily net assets in excess of $25 billion, and from GIF a fee computed daily and paid monthly at an annual rate equal to 0.10% of the first $25 billion of the average net assets of all non-money market funds in the JPMorgan Fund Complex plus 0.025% of the average daily net assets in excess of $25 billion. Prior to September 10, 2001, JPMCB (and its predecessors) were paid an Administration fee from BF, EIF, MCVF, SCEF, SCGF and DSCF computed at the annual rate to 0.10% of the respective Fund's average daily net assets, from CEF, GIF, EGF and CGF computed at the annual rate to 0.05% of the respective Fund's average daily net assets and an Administrative Services fee from DF, DEF, USEF, SF, USSCF and USSCOF equal to the respective Fund's allocable share of an annual complex-wide charge equal to 0.09% of the first $7 billion of aggregate average daily net assets and 0.04% of aggregate average daily net assets in excess of $7 billion less the complex wide fees paid to FDI.

BISYS Fund Services, L.P. ("BISYS") serves as sub-administrator to the Funds and receives a portion of the fees payable to JPMCB as Administrator. Prior to September 10, 2001, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc. served as sub-administrator and was paid an annual fee of 0.05% of the average daily net assets of BF, CEF, EIF, GIF, EGF, MCVF, CGF, SCEF, SCGF and DSCF. Prior to May 1, 2001, FDI served as co-administrator for DF, DEF, USEF, SF, USSCF and USSCOF and was paid fees equal to its allocable share of an annual complex-wide charge of $425,000, plus FDI's out of pocket expenses.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below:


   FUND         CLASS A    CLASS B     CLASS C    CLASS I    CLASS S
---------------------------------------------------------------------
   BF             1.25%       1.93%      1.93%       --        1.00%
   DF               --          --         --       0.65%      0.98%
   CEF            1.25%       2.00%      2.00%       --        1.00%
   EIF            1.25%       1.75%      1.75%       --        0.90%
   GIF            1.30%       1.80%      1.80%       --        0.90%
   DEF            0.95%       1.45%        --       0.45%      0.75%
   DEVF             --          --         --       0.45%       --
   EGF            1.25%       1.98%      1.98%       --        1.00%
   USEF           1.05%       1.75%      1.75%      0.64%      0.79%
   SF               --          --         --       0.35%       --
   MCGF           1.35%       2.05%        --        --         --
   MCVF           1.25%       2.00%      2.00%      0.75%      1.00%
   CGF            1.35%       1.85%      1.85%       --        0.93%
   SCEF           1.38%       2.12%        --        --        0.88%
   SCGF           1.60%       2.35%      2.35%      0.85%      1.10%
   DSCF           1.50%       2.12%      2.12%       --        1.10%
   USSCF            --          --         --       0.83%      1.01%
   USSCOF           --          --         --        --        1.02%

The contractual expense limitation agreements were in effect beginning September 10, 2001, for GIF, MCGF, MCVF, CGF, SCGF and DSCF, beginning February 16, 2001, for BF, CEF, EIF, EGF and SCEF and for the respective entire fiscal periods for DF, DEF, DEVF, USEF, SF, USSCF and USSCOF. The expense limitation percentages in the table above are due to expire as follows:


   FUND           CLASS A     CLASS B    CLASS C       CLASS I       CLASS S
-------------------------------------------------------------------------------
   BF             4/30/03     4/30/03    4/30/03         --          4/30/03
   DF               --          --         --          4/30/05       4/30/05
   CEF            4/30/03     4/30/03    4/30/03         --          4/30/03
   EIF            4/30/03     4/30/03    4/30/03         --          4/30/03
   GIF            4/30/03     4/30/03    4/30/03         --          4/30/03
   DEF            4/30/03     4/30/03      --          4/30/05       4/30/05
   DEVF             --          --         --          4/30/05         --
   EGF            4/30/03     4/30/03    4/30/03         --          4/30/03
   USEF           4/30/05     4/30/03    4/30/03       4/30/05       4/30/05
   SF               --          --         --          4/30/05         --
   MCGF           4/30/03     4/30/03      --            --            --
   MCVF           4/30/03     4/30/03    4/30/03       4/30/03       4/30/03
   CGF            4/30/03     4/30/03    4/30/03         --          4/30/03
   SCEF           4/30/03     4/30/03      --            --          4/30/03
   SCGF           4/30/03     4/30/03    4/30/03       4/30/03       4/30/03
   DSCF           4/30/03     4/30/03    4/30/03       4/30/03       4/30/03
   USSCF            --          --         --          4/30/05       4/30/05
   USSCOF           --          --         --            --          4/30/05

The Administrator waived fees and reimbursed expenses as outlined in
Note 4.F. below.

C. DISTRIBUTION FEE -- Pursuant to Distribution Agreements, JPMFD acts as the Trusts' exclusive underwriter and promotes and arrange for the sale of each Fund's shares.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Classes A, B and C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:


   FUND              CLASS A             CLASS B   CLASS C
-----------------------------------------------------------
   BF                  0.25%              0.75%     0.75%
   CEF                 0.25%              0.75%     0.75%
   EIF                 0.25%              0.75%     0.75%
   GIF                 0.25%              0.75%     0.75%
   DEF                 0.25%              0.75%      --
   EGF                 0.25%              0.75%     0.75%
   USEF                0.25%              0.75%     0.75%
   MCGF                0.30%              1.00%      --
   MCVF                0.25%              1.00%     1.00%
   CGF                 0.25%              0.75%     0.75%
   SCEF                0.25%              0.75%      --
   SCGF                0.25%              1.00%     1.00%
   DSCF                0.25%              0.75%     0.75%

In addition, JPMFD receives any contingent deferred sales charge ("CDSC") from redemptions of Class B and C shares.

The Distributor waived fees and reimbursed expenses as outlined in 4.F. below.

D. SHAREHOLDER SERVICING FEE -- Each of the Trusts have entered into a Shareholder Servicing Agreement with JPMCB under which JPMCB provides account administration and personal account maintenance service to the Trust's shareholders. For these services JPMCB receives a fee that is computed daily and paid monthly at an annual rate equal to a percentage of the average daily net assets as shown in the table below:


   FUND         CLASS A     CLASS B     CLASS C    CLASS I    CLASS S
-----------------------------------------------------------------------
   BF             0.25%       0.25%      0.25%       --          0.25%
   DF              --          --         --        0.10%        0.25%
   CEF            0.25%       0.25%      0.25%       --          0.25%
   EIF            0.25%       0.25%      0.25%       --          0.25%
   GIF            0.25%       0.25%      0.25%       --          0.25%
   DEF            0.25%       0.25%       --        0.10%        0.25%
   DEVF            --          --         --        0.10%         --
   EGF            0.25%       0.25%      0.25%       --          0.25%
   USEF           0.25%       0.25%      0.25%      0.10%        0.25%
   SF              --          --         --        0.10%         --
   CGF            0.25%       0.25%      0.25%       --          0.25%
   SCEF           0.01%       0.25%       --         --          0.25%
   DSCF           0.25%       0.25%      0.25%       --          0.25%
   USSCF           --          --         --        0.10%        0.25%
   USSCOF          --          --         --         --          0.25%

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and JPMF, JPMIF and JPMST are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Funds available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Funds are not responsible for payments to Schwab under Schwab Agreements; however, in the event the services agreement with Schwab is terminated for the reasons other than a breach by Schwab and the relationship between JPMF, JPMIF and JPMST and JPMCB is terminated, the Funds would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

JPMCB waived shareholder servicing fees as outlined in Note 4.F. below.

Prior to March 23, 2001, MCGF had adopted an Administrative Services Plan, which among other things, provided that the Fund might obtain services of one or more Shareholder Servicing Agents. For their services, the Shareholder Servicing Agents received a fee that was computed daily and paid monthly at an annual rate equal to 0.10% of the daily net assets of the Common class of the Fund.

E. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody services for the Funds, except for CEF and EGF. JPMCB also provides portfolio accounting services for the Funds, except for CEF, GIF, EGF and CGF. Compensation for such services is presented in the Statement of Operations as custodian and accounting fees. JPMCB began providing portfolio accounting and custody services to DF, DEF, USEF, USSCF and USSCOF effective September 10, 2001, SF effective November 19, 2001 and MCGF effective December 1, 2001. The amounts paid to JPMCB by DF, DEF, DEVF, USEF, SF, MCGF, USSCF and USSCOF for such services are (in thousands) $157, $56, $9, $42, $23, $13, $31 and $25, respectively. The custodian fees may be reduced by credits earned by each Fund, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

F. WAIVERS AND REIMBURSEMENTS -- For the periods ended December 31, 2001 (see note 1), the Funds' vendors waived fees for each of the Funds as follows (in thousands):

VOLUNTARY WAIVERS:

            INVESTMENT                    SHAREHOLDER
   FUND      ADVISORY    ADMINISTRATION    SERVICING   DISTRIBUTION
---------------------------------------------------------------------
   BF         $  2             $ 4            $ 5          $  1
   CEF          --              --             10            --
   EIF           3               1             26             2
   EGF          --               1              4            --

  CONTRACTUAL WAIVERS:

            INVESTMENT                    SHAREHOLDER
   FUND      ADVISORY    ADMINISTRATION    SERVICING   DISTRIBUTION
--------------------------------------------------------------------
   BF          $--          $  68          $ 179            $--
   DF           --             393            158            --
   CEF          --               6             53            70
   EIF          34              17             88            --
   DEF          --             338            339            --
   DEVF         20              10              6            --
   EGF          --              32             50            80
   USEF         --             138             33            --
   SF           17             157            110            --
   MCGF          1              --             --            --
   MCVF         20               3             --             4
   SCEF         --              --            151            --
   SCGF          4               1             --            --
   DSCF         --              --             26            --
   USSCF        --             105             19            --
   USSCOF       --              31             43            --

For each of the Funds, for the periods ended December 31, 2001 (see note 1), the Administrator contractually and the Distributor voluntarily reimbursed expenses as follows (in thousands):


   FUND                    ADMINISTRATOR                 DISTRIBUTOR
---------------------------------------------------------------------
   BF                         $  26                       $   1
   DF                           166                          --
   EIF                           22                          --
   GIF                           12                          --
   DEF                          333                          --
   EGF                           21                          --
   SF                           175                          --
   MCVF                          44                          --
   CGF                            6                          --
   SCGF                          32                          --
   DSCF                          31                          --

G. FUND SERVICES FEES -- JPMF, JPMIF and JPMST had a Fund Services Agreement with Pierpont Group, Inc. ("PGI"), who assisted the Trustees in exercising their overall supervisory responsibilities for the Fund's affairs. The Trustees of the funds represented all the existing shareholders of PGI. In connection with the Reorganization Plans (see note 2), JPMF, JPMIF and JPMST terminated their agreement with PGI.

H. OTHER -- Certain officers of the Trusts are officers of JPMC or of BISYS or their subsidiaries.

For the year ended December 31, 2001, BF, DF, EIF, DEF, DEVF, USEF, USSCF and USSCOF incurred approximately (in thousands) $--*, $--*, $2, $3, $--*, $--*, $2 and $15, respectively as brokerage commissions with affiliated brokers/dealers.

* Amounts round to less than one thousand.

5. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the period ended December 31, 2001 (see note 1) are as follows (in thousands):

Balanced Fund

                                    SHAREHOLDER
                                     SERVICING     DISTRIBUTION       TRANSFER AGENT
-----------------------------------------------------------------------------------------
                                          PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------
Class A Shares                          $163            $164               $155
Class B Shares                            46             137                 44
Class C Shares                             2               7                  2
Select Shares                            102              --                 21
-----------------------------------------------------------------------------------------
Total                                   $313            $308               $222
=========================================================================================


Diversified Fund

                                    SHAREHOLDER
                                     SERVICING     DISTRIBUTION       TRANSFER AGENT
-----------------------------------------------------------------------------------------
                                          PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------
Institutional Shares                    $264            $--                $12
Select Shares                            259             --                 15
-----------------------------------------------------------------------------------------
Total                                   $523            $--                $27
=========================================================================================
                                              YEAR ENDED JUNE 30, 2001
-----------------------------------------------------------------------------------------
Institutional Shares                    $626            $--                $19
Total                                   $626            $--                $19
==========================================================================================

Core Equity Fund

                                    SHAREHOLDER
                                     SERVICING     DISTRIBUTION       TRANSFER AGENT
-----------------------------------------------------------------------------------------
                                          PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------
Class A Shares                          $ 67            $ 70               $ 85
Class B Shares                            48             143                 59
Class C Shares                            18              55                 22
Select Shares                            239              --                 31
-----------------------------------------------------------------------------------------
Total                                   $372            $268               $197
=========================================================================================

Equity Income Fund

                                    SHAREHOLDER
                                     SERVICING     DISTRIBUTION       TRANSFER AGENT
-----------------------------------------------------------------------------------------
                                          PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------
Class A Shares                          $ 71            $ 74                 $104
Class B Shares                            34             102                   49
Class C Shares                             9              26                   13
Select Shares                            170              --                   25
-----------------------------------------------------------------------------------------
Total                                   $284            $202                 $191
=========================================================================================

Growth and Income Fund

                                    SHAREHOLDER
                                     SERVICING     DISTRIBUTION       TRANSFER AGENT
-----------------------------------------------------------------------------------------
                                          PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------
Class A Shares                          $366            $366                 $306
Class B Shares                            77             231                   65
Class C Shares                             3               9                    3
Select Shares                              1              --                   12
-----------------------------------------------------------------------------------------
Total                                   $447            $606                 $386
=========================================================================================
                                               YEAR ENDED OCTOBER 31, 2001
-----------------------------------------------------------------------------------------
Class A Shares                        $2,461          $2,460               $2,071
Class B Shares                           741           2,224                  623
Class C Shares                            22              65                   18
Select Shares                              4              --                   20
-----------------------------------------------------------------------------------------
Total                                 $3,228          $4,749               $2,732
=========================================================================================


Disciplined Equity Fund

                                    SHAREHOLDER
                                     SERVICING     DISTRIBUTION       TRANSFER AGENT
-----------------------------------------------------------------------------------------
                                          PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------
Class A Shares                          $ --            $--                 $ 5
Class B Shares                            --             --                   1
Institutional Shares                     665             --                  26
Select Shares                             93             --                   9
-----------------------------------------------------------------------------------------
Total                                   $758            $--                 $41
=========================================================================================
                                                YEAR ENDED MAY 31, 2001
-----------------------------------------------------------------------------------------
Institutional Shares                  $1,415            $--                 $34
-----------------------------------------------------------------------------------------
Total                                 $1,415            $--                 $34
=========================================================================================

Discipline Equity Value Fund

                                    SHAREHOLDER
                                     SERVICING     DISTRIBUTION       TRANSFER AGENT
-----------------------------------------------------------------------------------------
                                          PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------
Institutional Shares                      $6            $--                  $3
-----------------------------------------------------------------------------------------
Total                                     $6            $--                  $3
=========================================================================================

Equity Growth Fund

                                    SHAREHOLDER
                                     SERVICING     DISTRIBUTION       TRANSFER AGENT
-----------------------------------------------------------------------------------------
                                          PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------
Class A Shares                         $  79           $  87                $106
Class B Shares                            37             112                  46
Class C Shares                             6              19                   8
Select Shares                            266              --                  26
-----------------------------------------------------------------------------------------
Total                                   $388            $218                $186
=========================================================================================

U.S Equity Fund

                                    SHAREHOLDER
                                     SERVICING     DISTRIBUTION       TRANSFER AGENT
-----------------------------------------------------------------------------------------
                                          PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------
Class A Shares                         $  41            $41                  $38
Class B Shares                            15             43                   13
Class C Shares                             1              3                    1
Institutional Shares                      74             --                   12
Select Shares                            254             --                   20
-----------------------------------------------------------------------------------------
Total                                   $385            $87                  $84
=========================================================================================
                                                YEAR ENDED MAY 31, 2001
-----------------------------------------------------------------------------------------
Institutional Shares                    $197            $--                  $18
-----------------------------------------------------------------------------------------
Total                                   $197            $--                  $18
=========================================================================================

Smart Index Fund

                                    SHAREHOLDER
                                     SERVICING     DISTRIBUTION       TRANSFER AGENT
-----------------------------------------------------------------------------------------
                                          PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------
Institutional Shares                    $270           $--                  $12
Select Shares                             --            --                   --
-----------------------------------------------------------------------------------------
Total                                   $270           $--                  $12
=========================================================================================
                                              YEAR ENDED MAY 31, 2001
-----------------------------------------------------------------------------------------
Institutional Shares                    $466           $--                  $18
Select Shares                             --            --                   --
-----------------------------------------------------------------------------------------
Total                                   $466           $--                  $18
=========================================================================================

Mid Cap Growth

                                    SHAREHOLDER
                                     SERVICING     DISTRIBUTION       TRANSFER AGENT
-----------------------------------------------------------------------------------------
                                          PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------
Class A Shares                            $--          $75                  $38
Class B Shares                             --           14                    2
-----------------------------------------------------------------------------------------
Total                                     $--          $89                  $40
=========================================================================================
                                              YEAR ENDED SEPTEMBER 30, 2001
-----------------------------------------------------------------------------------------
Class A Shares                          $ --          $230                 $ 55
Class B Shares                            --           106                    7
Common Shares                            106           266                   69
-----------------------------------------------------------------------------------------
Total                                   $106          $602                 $131
=========================================================================================

Mid Cap Value

                                    SHAREHOLDER
                                     SERVICING     DISTRIBUTION       TRANSFER AGENT
-----------------------------------------------------------------------------------------
                                          PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------
Class A Shares                           $--           $  2                 $ 6
Class B Shares                            --              5                   4
Class C Shares                            --              6                   4
Institutional Shares                      --             --                   6
-----------------------------------------------------------------------------------------
Total                                    $--            $13                 $20
=========================================================================================
                                               YEAR ENDED SEPTEMBER 30, 2001
-----------------------------------------------------------------------------------------
Class A Shares                           $--             $1                $ 32
Class B Shares                            --              3                  25
Class C Shares                            --              2                  22
Institutional Shares                      --             --                  21
-----------------------------------------------------------------------------------------
Total                                    $--             $6                $100
=========================================================================================

Capital Growth Fund

                                    SHAREHOLDER
                                     SERVICING     DISTRIBUTION       TRANSFER AGENT
-----------------------------------------------------------------------------------------
                                          PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------
Class A Shares                          $195           $195                  $187
Class B Shares                            70            209                    67
Class C Shares                             2              5                     2
Select Shares                              1             --                     6
-----------------------------------------------------------------------------------------
Total                                   $268           $409                  $262
=========================================================================================
                                               YEAR ENDED OCTOBER 31, 2001
-----------------------------------------------------------------------------------------
Class A Shares                        $1,157         $1,157                $1,111
Class B Shares                           628          1,885                   603
Class C Shares                            12             35                    11
Institutional Shares                      19             --                    24
-----------------------------------------------------------------------------------------
Total                                 $1,816         $3,077                $1,749
=========================================================================================


Small Cap Equity

                                    SHAREHOLDER
                                     SERVICING     DISTRIBUTION       TRANSFER AGENT
-----------------------------------------------------------------------------------------
                                          PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------
Class A Shares                          $  1           $30                  $33
Class B Shares                            17            51                   19
Select Shares                            171            --                    3
-----------------------------------------------------------------------------------------
Total                                   $189           $81                  $55
=========================================================================================
                                              YEAR ENDED OCTOBER 31, 2001
-----------------------------------------------------------------------------------------
Class A Shares                        $    8          $194                 $212
Class B Shares                           117           351                  128
Select Shares                            998            --                   20
-----------------------------------------------------------------------------------------
Total                                 $1,123          $545                   $360
=========================================================================================

Small Cap Growth

                                    SHAREHOLDER
                                     SERVICING     DISTRIBUTION       TRANSFER AGENT
-----------------------------------------------------------------------------------------
                                              PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------
Class A Shares                           $--          $--                     $ 4
Class B Shares                            --           --                       2
Institutional Shares                      --           --                       6
-----------------------------------------------------------------------------------------
Total                                    $--          $--                     $12
=========================================================================================
                                         Year Ended September 30, 2001
-----------------------------------------------------------------------------------------
Class A Shares                           $--          $--                     $ 3
Class B Shares                            --           --                       1
Institutional Shares                      --           --                      19
-----------------------------------------------------------------------------------------
Total                                    $--          $--                     $23
=========================================================================================

Dynamic Small Cap Fund

                                    SHAREHOLDER
                                     SERVICING     DISTRIBUTION       TRANSFER AGENT
-----------------------------------------------------------------------------------------
                                          PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------
Class A Shares                           $52          $ 52                 $ 52
Class B Shares                            29            88                   29
Class C Shares                             5            13                    5
Select Shares                              1            --                   31
-----------------------------------------------------------------------------------------
Total                                    $87          $153                 $117
=========================================================================================
                                                YEAR ENDED OCTOBER 31, 2001
-----------------------------------------------------------------------------------------
Class A Shares                          $361        $  362                 $357
Class B Shares                           212           637                  212
Class C Shares                            29            87                   29
Select Shares                             --            --                   25
-----------------------------------------------------------------------------------------
Total                                   $602        $1,086                 $623
=========================================================================================

U.S Small Company Fund

                                    SHAREHOLDER
                                     SERVICING     DISTRIBUTION       TRANSFER AGENT
-----------------------------------------------------------------------------------------
                                          PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------
Institutional Shares                    $202          $--                   $16
Select Shares                            196           --                    16
-----------------------------------------------------------------------------------------
Total                                   $398          $--                   $32
=========================================================================================
                                                YEAR ENDED MAY 31, 2001
-----------------------------------------------------------------------------------------
Select Shares                           $408          $--                   $24
-----------------------------------------------------------------------------------------
Total                                   $408          $--                   $24
=========================================================================================

U.S Small Company Opportunities Fund

                                    SHAREHOLDER
                                     SERVICING     DISTRIBUTION       TRANSFER AGENT
-----------------------------------------------------------------------------------------
                                          PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------
Select Shares                           $365          $--                  $54
-----------------------------------------------------------------------------------------
Total                                   $365          $--                  $54
=========================================================================================
                                              YEAR ENDED MAY 31, 2001
-----------------------------------------------------------------------------------------
Select Shares                         $1,290          $--                 $104
-----------------------------------------------------------------------------------------
Total                                 $1,290          $--                 $104
=========================================================================================

6. INVESTMENT TRANSACTIONS

For the periods ended December 31, 2001 (see note 1), purchases and sales of investments (excluding short-term investments) were as follows (in thousands):


                   PURCHASES       SALES        PURCHASES     SALES
                (EXCLUDING U.S. (EXCLUDING U.S.  OF U.S.     OF U.S.
   FUND           GOVERNMENT)    GOVERNMENT)    GOVERNMENT  GOVERNMENT
--------------------------------------------------------------------------
   BF              $ 86,394     $ 94,244        $125,433    $141,614
   DF*              295,834      289,613         704,766     778,932
   CEF*              69,955      108,769              --          --
   EIF                4,767       31,950              --          --
   DEF*             527,516      418,368              --          --
   DEVF              30,857        5,617              --          --
   EGF*             181,692      260,250              --          --
   USEF*            225,663      275,485              --          --
   SF               126,547       92,575              --          --
   MCGF             135,958      132,633              --          --
   MCVF               5,632        1,572              --          --
   CGF*               9,872       10,647              --          --
   SCEF             144,349       33,456              --          --
   SCGF                 719          495              --          --
   DSCF              15,717       22,864              --          --
   USSCF*           291,564      399,160              --          --
   USSCOF*          138,710      202,236              --          --

* Prior to the open of business on September 10, 2001, DF, CEF, DEF, EGF, USEF, CGF, USSCF and USSCOF invested all of their investable assets in The Diversified Portfolio, Core Equity Portfolio, The Disciplined Equity Portfolio, Equity Growth Portfolio, The U.S. Equity Portfolio, Capital Growth Portfolio, The U.S. Small Company Portfolio and The U.S. Small Company Opportunities Portfolio, (collectively the "Portfolios"). The purchases and sales disclosed prior to September 10, 2001 are those of the respective Portfolios.

7. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2001, are as follows (in thousands):

                               GROSS        GROSS      NET UNREALIZED
                             UNREALIZED   UNREALIZED    APPRECIATION/
   FUND     AGGREGATE COST  APPRECIATION DEPRECIATION  (DEPRECIATION)
--------------------------------------------------------------------------
   BF         $  145,681     $ 6,742     $ (9,142)      $  (2,400)
   DF            885,035      97,765      (35,512)         62,253
   CEF           151,376      12,888      (12,950)            (62)
   EIF           113,140      12,788      (11,926)            862
   DEF         1,245,168     179,880      (89,028)         90,852
   DEVF           25,333       2,290         (554)          1,736
   EGF           148,166       9,350      (21,377)        (12,027)
   USEF          439,260      92,908      (16,693)         76,215
   SF            517,852      43,492      (81,200)        (37,708)
   MCGF          103,179       5,270       (2,896)          2,374
   MCVF           14,762       1,339         (230)          1,109
   CGF           514,929     169,770       (9,101)        160,669
   SCEF          520,470     126,615      (18,144)        108,471
   SCGF            2,806         432         (647)           (215)
   DSCF          195,813      40,739      (19,729)         21,010
   USSCF         504,674      91,516      (37,662)         53,854
   USSCOF        207,898      29,031      (41,179)        (12,148)

8. BANK BORROWINGS

BF, CEF, EIF, EGF, MCGF, MCVF, CGF, SCEF, SCGF and DSCF may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The Funds have entered into an agreement, enabling them to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand. This agreement will expire on April 4, 2002.

DF, DEF, DEVF, USEF, SF, USSCF and USSCOF may borrow money for temporary or emergency purposes, such as funding shareholder redemptions. Effective June 20, 2001 these Funds, along with certain other funds managed by JPMIM, entered into a $150 million bank line of credit agreement with JPMCB, as administrative agent and Commerzbank AG as co-administrative agent. Borrowings under the agreement will bear interest at approximate market rates. A commitment fee is charged at an annual rate of 0.085% on the unused portion of the commitment amount. This agreement will expire on June 20, 2002. These funds along with certain other funds managed by JPMIM, were in a $150,000,000 line of credit agreement with Deutsche Bank. This agreement expired on June 20, 2001.

The funds had no borrowings outstanding at December 31, 2001, nor at anytime during the year then ended.

9. CONCENTRATIONS OF RISK

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. DF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the DF to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities. The ability of the issuers of debt, asset backed and mortgage securities held by DF to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset backed and mortgage securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

10. TRUSTEES

Through May 15, 2001, BF, CEF, EIF, GIF, EGF, CGF, SCEF and DSCF participated in an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the period from November 1, 2000 through May 15, 2001 for GIF, CGF, SCEF and DSCF and for the period from January 1, 2001 through May 15, 2001 for BF, CEF, EIF and EGF included in the Trustees Fees in the Statement of Operations were as follows:

                     PENSION
                     EXPENSES
----------------------------------
    BF                  $1
    CEF                  1
    EIF                  1
    GIF                  7
    EGF                  1
    CGF                  4
    SCEF                 5
    DSCF                 2

In connection with the consolidation of the heritage J. P. Morgan and heritage Chase fund families, and the reduction in the number of combined trustees on the new board from 22 to 8, the Pension Plan was terminated effective May 15, 2001. In furtherance of this termination, the Trustees were paid an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the JPMorgan (Formerly Chase Vista) Funds. The remaining $5.65 million was reimbursed by Chase on May 16, 2001. Certain of the trustees have elected to defer receipt of such amount pursuant to a deferred compensation plan. The amount of the Chase reimbursement and the amounts rolled into the deferred compensation plan are as follows (in thousands):

                           CHASE             DEFERRED COMPENSATION
                       REIMBURSEMENT               ROLLOVER
--------------------------------------------------------------------------
    BF                     $25                       $40
    CEF                      8                        14
    EIF                     22                        34
    GIF                    116                       182
    EGF                     13                        20
    CGF                     70                       110
    SCEF                    76                       119
    DSCF                    18                        29

Accrued liability and expense amounts from the deferred compensation plan are included in Trustees' fees on the Statement of Assets and Liabilities and the Statement of Operations, respectively.


11. CORPORATE EVENT

On November 10, 2001, The Chase Manhattan Bank and Morgan Guaranty Trust Company of New York merged to form JPMorgan Chase Bank ("JPMCB").
Consequently JPMCB became the new Administrator and Shareholder Servicing Agent for the Funds.

JPMORGAN FUNDS


12. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (Amounts in Thousands):

BALANCED FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                 CLASS A           CLASS B          CLASS C          SELECT
                                                          ------------------- ---------------   ---------------  -----------------
                                                             AMOUNT   SHARES  AMOUNT   SHARES   AMOUNT   SHARES  AMOUNT    SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31, 2001*
----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                              $  14,014     499   $ 2,637     96     $  192      7   $  20,570     719
 Shares issued in connection with fund reorganization
  (note 2)                                                   80,770   2,720    24,889    838      1,145     39          --      --
 Shares issued in reinvestment of distributions               2,386      88       570     21         13     --^      1,703      63
 Shares redeemed                                           (21,578)   (779)   (6,889)  (249)      (252)    (9)    (38,504) (1,341)
----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding       $  75,592   2,528   $21,207    706     $1,098     37   $(16,231)   (559)
==================================================================================================================================
                                                                                   YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                              $   1,347      35                                      $  39,899   1,042
 Shares issued in reinvestment of distributions                 350      11                                         15,790     509
 Shares redeemed                                            (1,181)    (30)                                       (80,235) (2,215)
----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding       $     516      16                                      $(24,546)   (664)
==================================================================================================================================

 * For Class B and Class C Shares, from commencement of offering on February 19, 2001.
 ^ Amounts round to less than one thousand.

DIVERSIFIED FUND
-----------------------------------------------------------------------------------------------
                                                               INSTITUTIONAL         SELECT
                                                              ---------------   ---------------
                                                              AMOUNT   SHARES   AMOUNT   SHARES
-----------------------------------------------------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31, 2001^
-----------------------------------------------------------------------------------------------
 Shares sold                                              $   49,418   3,839 $  15,373    1,239
 Shares issued in connection with fund reorganization
  (note 2)                                                        --      --   337,094   27,249
 Shares issued in reinvestment of distributions                6,959     553     4,767      378
 Shares redeemed                                           (106,670) (8,463)  (21,527)  (1,745)
-----------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding       $ (50,293) (4,071) $ 335,707   27,121
===============================================================================================
                                                                  YEAR ENDED JUNE 30, 2001
-----------------------------------------------------------------------------------------------
 Shares sold                                              $  133,158   9,252
 Shares issued in reinvestment of distributions               32,024   2,378
 Shares redeemed                                           (127,253) (9,250)
-----------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                  $   37,929   2,380
===============================================================================================
                                                                  YEAR ENDED JUNE 30, 2000
-----------------------------------------------------------------------------------------------
 Shares sold                                              $   70,916   4,824
 Shares issued in reinvestment of distributions               30,034   2,044
 Shares redeemed                                            (98,360) (6,642)
-----------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                  $    2,590     226
===============================================================================================

 ^ The Fund changed its fiscal year end from June 30 to December 31. For Select
   Class Shares, from commencement of offering on September 10, 2001.

CORE EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                               CLASS A            CLASS B          CLASS C           SELECT
                                                           ---------------   ---------------   ---------------   ----------------
                                                           AMOUNT   SHARES   AMOUNT   SHARES   AMOUNT   SHARES   AMOUNT   SHARES
---------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31, 2001*
---------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                             $  11,869      515  $  1,616      70  $    246     10  $  26,690   1,115
 Shares issued in connection with fund reorganization
  (note 2)                                                  33,588    1,320    26,993   1,060    11,103    436         --      --
 Shares issued in reinvestment of distributions                 --       --        --      --        --     --         --      --
 Shares redeemed                                          (24,674)  (1,059)   (5,584)   (248)   (3,195)  (140)   (50,780) (2,150)
---------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding      $  20,783      776  $ 23,025     882  $  8,154    306  $(24,090) (1,035)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                             $   7,504      238                                     $  70,021   2,190
 Shares issued in reinvestment of distributions                523       21                                         8,990     356
 Shares redeemed                                           (2,889)     (93)                                      (86,081) (2,741)
---------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding      $   5,138      166                                     $ (7,070)   (195)
=================================================================================================================================

 * For Class B and Class C Shares, from commencement of offering on February 19, 2001.

EQUITY INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                CLASS A           CLASS B          CLASS C          SELECT
                                                            ---------------  ---------------   ---------------  -----------------
                                                            AMOUNT   SHARES  AMOUNT   SHARES   AMOUNT   SHARES  AMOUNT   SHARES
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31, 2001*
---------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                             $   3,491    110   $  1,293      42   $   76       2 $   10,364      323
 Shares issued in connection with fund reorganization
  (note 2)                                                  36,654  1,065     18,885     548    4,728     137         --       --
 Shares issued in reinvestment of distributions                235      8         76       3       19       1        838       28
 Shares redeemed                                          (12,728)  (405)    (3,919)   (128)    (569)    (18)   (27,924)    (879)
---------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding      $  27,652    778   $ 16,335     465   $4,254     122 $ (16,722)    (528)
=================================================================================================================================
                                                                                 YEAR ENDED DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                             $   5,213    106                                     $   34,255      700
 Shares issued in reinvestment of distributions              1,325     39                                         26,069      759
 Shares redeemed                                           (3,459)   (73)                                      (101,444)  (2,136)
---------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding      $   3,079     72                                     $ (41,120)    (677)
=================================================================================================================================

 * For Class B and Class C Shares, from commencement of offering on February 19, 2001.

GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                CLASS A             CLASS B          CLASS C          SELECT
                                                            ---------------    ---------------   ---------------  ----------------
                                                            AMOUNT   SHARES    AMOUNT   SHARES   AMOUNT   SHARES  AMOUNT   SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                                PERIOD ENDED DECEMBER 31, 2001^
----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                            $   18,540      655 $    1,459      52  $     65       2  $      --    --
 Shares issued in reinvestment of distributions                851       30         --      --        --      --          6    --
 Shares redeemed                                          (34,351)  (1,206)   (19,497)   (702)     (277)    (10)       (70)    (2)
----------------------------------------------------------------------------------------------------------------------------------
 Net decrease in Fund shares outstanding                $ (14,960)    (521) $ (18,038)   (650)  $  (212)     (8)  $    (64)    (2)
==================================================================================================================================
                                                                                   YEAR ENDED OCTOBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                            $  140,634    4,432 $    9,491     300  $  1,356      43  $   3,137   104
 Shares issued in reinvestment of distributions            151,266    4,720     52,423   1,664     1,261      41        496    15
 Shares redeemed                                         (192,820)  (6,018)  (160,398) (5,169)   (1,455)    (49)    (5,292) (148)
----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding     $   99,080    3,134 $ (98,484) (3,205)  $  1,162      35  $ (1,659)  (29)
==================================================================================================================================
                                                                                   YEAR ENDED OCTOBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                            $   53,352    1,332 $   17,966     452  $  2,895      75  $   2,359    58
 Shares issued in reinvestment of distributions            179,794    4,747     68,402   1,827     1,344      37      2,010    52
 Shares redeemed                                         (401,593) (10,038)  (169,343) (4,286)   (4,236)   (110)   (12,775) (314)
----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding     $(168,447)  (3,959) $ (82,975) (2,007)  $      3       2  $ (8,406) (204)
==================================================================================================================================

 ^ The Fund changed its fiscal year end from October 31 to December 31.

DISCIPLINED EQUITY
---------------------------------------------------------------------------------------------------------------------------------
                                                             CLASS A          CLASS B         INSTITUTIONAL          SELECT
                                                         ---------------   ---------------   ---------------  -------------------
                                                         AMOUNT   SHARES   AMOUNT   SHARES   AMOUNT   SHARES   AMOUNT    SHARES
---------------------------------------------------------------------------------------------------------------------------------
                                                                            PERIOD ENDED DECEMBER 31, 2001^
---------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                             $1,971    139       $70       5   $  191,314   13,353  $  23,150   1,675
 Shares issued in connection with fund reorganization
  (note 2)                                                   --     --        --      --           --       --    116,748   8,618
 Shares issued in reinvestment of distributions              --     --        --      --        6,937      486        612      43
 Shares redeemed                                             --     --        --      --    (131,033)  (9,231)   (14,277) (1,057)
---------------------------------------------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                 $1,971    139       $70       5   $   67,218    4,608  $ 126,233   9,279
================================================================================================================================
                                                                               YEAR ENDED MAY  31, 2001
---------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                                               $  297,629   17,437
 Shares issued in reinvestment of distributions                                                11,502      699
 Shares redeemed                                                                            (412,421) (24,956)
---------------------------------------------------------------------------------------------------------------------------------
 Net decrease in Fund shares outstanding                                                   $(103,290)  (6,820)
================================================================================================================================
                                                                                YEAR ENDED MAY 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                                               $  691,185   38,419
 Shares issued in reinvestment of distributions                                                69,686    3,905
 Shares redeemed                                                                            (278,944) (15,563)
--------------------------------------------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                                                   $  481,927   26,761
================================================================================================================================

 ^ The Fund changed its fiscal year end from May 31 to December 31. For Select
   Shares, from commencement of offering on September 10, 2001. For Class A Shares and Class B Shares, from commencement of offering on September 28, 2001.

DISCIPLINED EQUITY VALUE FUND
---------------------------------------------------------------------------------------------
                                                                               INSTITUTIONAL*
                                                                               --------------
                                                                               AMOUNT  SHARES
---------------------------------------------------------------------------------------------
 Shares sold                                                                  $25,307   1,687
 Shares issued in reinvestment of distributions                                    35       2
 Shares redeemed                                                                   --      --
---------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                                      $25,342   1,689
=============================================================================================

 * From commencement of offering on September 28, 2001

EQUITY GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                             CLASS A           CLASS B           CLASS C             SELECT
                                                        ----------------   ----------------   ----------------   -----------------
                                                        AMOUNT    SHARES   AMOUNT    SHARES   AMOUNT    SHARES   AMOUNT    SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31, 2001*
----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                           $  20,252     580   $  1,366      41  $    161       5   $   14,841     397
 Shares issued in connection with fund reorganization
  (note 2)                                                26,065     623     22,061     527     4,274     102           --      --
 Shares issued in reinvestment of distributions            2,899      89      1,238      38       119       4       10,437     317
 Shares redeemed                                        (30,184)   (862)    (4,284)   (127)   (1,329)    (39)     (76,939) (2,149)
----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding    $  19,032     430   $ 20,381     479  $  3,225      72   $ (51,661) (1,435)
==================================================================================================================================
                                                                                      YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                           $  24,906     364                                        $  118,355   1,756
 Shares issued in reinvestment of distributions            3,828      93                                            29,476     710
 Shares redeemed                                         (7,328)   (117)                                         (185,553) (3,049)
----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding    $  21,406     340                                        $ (37,722)   (583)
==================================================================================================================================

 * For Class B and Class C Shares, from commencement of offering on February 19, 2001.

U.S. EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                CLASS A          CLASS B          CLASS C       INSTITUTIONAL         SELECT
                                            --------------   ---------------   --------------   --------------   ---------------
                                            AMOUNT  SHARES   AMOUNT   SHARES   AMOUNT  SHARES   AMOUNT  SHARES   AMOUNT   SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               PERIOD ENDED DECEMBER 31, 2001^
-----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                              $  3,018    314  $    229       23  $   40       4  $   21,064    2,196 $  13,799   1,417
 Shares issued in connection with fund
  reorganization (note 2)                   53,243  5,505    19,035    1,968   1,289     133          --       --   323,078  33,410
 Shares issued in reinvestment of
  distributions                                130     12        25        3       1      --         488       47     1,261     121
 Shares redeemed                           (6,320)  (640)   (1,858)    (188)   (125)    (13)    (75,417)  (7,148)  (16,218) (1,673)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares
  outstanding                             $ 50,071  5,191  $ 17,431    1,806  $1,205     124  $ (53,865)  (4,905) $ 321,920  33,275
===================================================================================================================================
                                                                                        YEAR ENDED MAY 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                                                  $   40,121    3,386
 Shares issued in reinvestment of distributions                                                   11,891    1,044
 Shares redeemed                                                                               (120,736)  (9,739)
-----------------------------------------------------------------------------------------------------------------------------------
 Net decrease in Fund shares outstanding                                                      $ (68,724)  (5,309)
===================================================================================================================================
                                                                                         YEAR ENDED MAY 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                                                  $   44,909    3,181
 Shares issued in reinvestment of distributions                                                   45,796    3,574
 Shares redeemed                                                                                (87,154)  (6,327)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                                                      $    3,551      428
===================================================================================================================================

 ^ The Fund changed its fiscal year end from May 31 to December 31. For Class A,
   Class B and Class C and Select Shares, from commencement of offering on September 10, 2001.

SMARTINDEX(TM) FUND
----------------------------------------------------------------------------------------------
                                                                       INSTITUTIONAL
                                                                     -----------------
                                                                      AMOUNT   SHARES
----------------------------------------------------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31, 2001^
----------------------------------------------------------------------------------------------
 Shares sold                                                       $  73,160    5,412
 Shares issued in reinvestment of distributions                        3,699      283
 Shares redeemed                                                    (36,171)  (2,664)
----------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                           $  40,688    3,031
==============================================================================================
                                                                  YEAR ENDED MAY 31, 2001
----------------------------------------------------------------------------------------------
 Shares sold                                                       $ 256,349   15,880
 Shares issued in reinvestment of distributions                        3,203      204
 Shares redeemed                                                   (116,766)  (7,364)
----------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                           $ 142,786    8,720
==============================================================================================
                                                                   YEAR ENDED MAY 31, 2000
----------------------------------------------------------------------------------------------
 Shares sold                                                       $ 430,662   25,195
 Shares issued in reinvestment of distributions                        1,164       67
 Shares redeemed                                                    (36,287)  (2,132)
----------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                           $ 395,539   23,130
==============================================================================================

 ^ The Fund changed its fiscal year end from May 31 to December 31.

MID CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                             CLASS A           CLASS B           COMMON SHARES
                                                                        ----------------   ----------------   ------------------
                                                                        AMOUNT    SHARES    AMOUNT   SHARES   AMOUNT    SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                   PERIOD ENDED DECEMBER 31, 2001^
--------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                            $     186       39  $      8      2  $       --       --
 Shares issued in reinvestment of distributions                                --       --        --     --          --       --
 Shares redeemed                                                          (9,720)  (2,045)   (1,238)  (264)          --       --
--------------------------------------------------------------------------------------------------------------------------------
 Net decrease in Fund shares outstanding                                $ (9,534)  (2,006)  $(1,230)  (262)  $       --       --
================================================================================================================================
                                                                                    YEAR ENDED SETEMBER 30, 2001
--------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                            $     708      102  $     47      6  $    9,860    1,283
 Shares sold due to fund reorganization                                   128,852   24,175        --     --          --       --
 Shares issued in reinvestment of distributions                               335       46       257     35       4,199      572
 Shares redeemed                                                         (27,213)  (5,032)   (4,807)  (710)    (77,682) (10,167)
 Redeemed due to reorganization                                                --       --        --     --   (128,852) (24,175)
--------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                     $ 102,682   19,291  $(4,503)  (669)  $(192,475) (32,487)
================================================================================================================================
                                                                                  PERIOD ENDED SEPTEMBER 30, 2000*
--------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                            $  39,191    3,087  $ 28,201  2,324  $  659,648   51,794
 Shares issued in reinvestment of distributions                                 4       --         2     --          44        3
 Shares redeemed                                                          (5,816)    (429)   (4,059)  (325)   (259,202) (19,310)
--------------------------------------------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                                $  33,379    2,658  $ 24,144  1,999  $  400,490   32,487
================================================================================================================================

 ^ The Fund changed its fiscal year end form September 30 to December 31.
 * From commencement of operations on October 29, 1999.

MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                CLASS A          CLASS B           CLASS C       INSTITUTIONAL        SELECT
                                            --------------   --------------   --------------   --------------   ----------------
                                            AMOUNT  SHARES   AMOUNT  SHARES   AMOUNT  SHARES   AMOUNT  SHARES   AMOUNT  SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                          PERIOD ENDED DECEMBER 31, 2001^
--------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                $3,082    219    $1,616    115    $1,446    105   $     58       4     $11       1
 Shares issued in reinvestment of
   distributions                               219     16       146     10        69      5        223      16       1      --
 Shares redeemed                             (342)   (25)      (88)    (6)      (28)    (2)      (916)    (67)      --      --
--------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund
   shares outstanding                       $2,959    210    $1,674    119    $1,487    108   $  (635)    (47)     $12       1
================================================================================================================================
                                                                          YEAR ENDED SEPTEMBER 30, 2001*
--------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                $2,389    165    $1,791    123    $1,817    127   $  1,355      98
 Shares issued in reinvestment of
   distributions                                --     --        --     --        --     --        355      27
 Shares redeemed                             (282)   (20)     (234)   (18)     (201)   (15)    (2,116)   (157)
--------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund
    shares outstanding                      $2,107    145    $1,557    105    $1,616    112   $  (406)    (32)
================================================================================================================================
                                                                           YEAR ENDED SEPTEMBER 30, 2000
--------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                                                  $    879      78
 Shares issued in reinvestment of
    distributions                                                                                  774      69
 Shares redeemed                                                                                 (618)    (46)
--------------------------------------------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                                                      $  1,035     101
================================================================================================================================

 ^ The Fund changed its fiscal year end from September 30 to December 31. For
   Select Class Shares, from commencement of offering on October 31, 2001.

 * For Class A, Class B and Class C Shares, from commencement of offering on April 30, 2001.

CAPITAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                         CLASS A           CLASS B             CLASS C              SELECT
                                                   -----------------   -----------------  -----------------  -----------------
                                                     AMOUNT   SHARES   AMOUNT   SHARES     AMOUNT   SHARES    AMOUNT   SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                                                          PERIOD ENDED DECEMBER 31, 2001^
-----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                      $   48,681    1,300  $   12,044     337  $    131      3   $     350      8
 Shares issued in reinvestment of
   distributions                                          --       --          --      --        --     --          --     --
 Shares redeemed                                    (37,187)    (981)    (27,849)   (778)      (85)    (2)        (50)    (1)
-----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund
   shares outstanding                             $   11,494      319  $ (15,805)   (441)  $     46      1   $     300      7
=============================================================================================================================
                                                                            YEAR ENDED OCTOBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                      $  221,627    5,511  $   67,545   1,756  $  1,108     30   $   2,260     54
 Shares issued in reinvestment of
   distributions                                      52,805    1,347      33,522     892       407     11       1,723     43
 Shares redeemed                                   (233,656)  (5,739)   (175,455) (4,642)     (856)   (24)    (13,106)  (337)
-----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund
   shares outstanding                             $   40,776    1,119  $ (74,388) (1,994)  $    659     17   $ (9,123)  (240)
=============================================================================================================================
                                                                            YEAR ENDED OCTOBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                      $  336,004    7,550  $  124,480   2,904  $  7,719    183   $  3,947      88
 Shares issued in reinvestment of
   distributions                                      57,039    1,456      35,275     930       386     10      1,879      47
 Shares redeemed                                   (510,528) (11,556)   (215,940) (5,088)   (9,576)  (227)   (10,563)   (231)
-----------------------------------------------------------------------------------------------------------------------------
 Net decrease in Fund shares outstanding          $(117,485)  (2,550)  $ (56,185) (1,254)  $(1,471)   (34)   $ (4,737)   (96)
=============================================================================================================================

 ^ The Fund changed its fiscal year end from October 31 to December 31

SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                            CLASS A              CLASS B             SELECT
                                                                        ----------------     ----------------   ----------------
                                                                        AMOUNT    SHARES     AMOUNT    SHARES   AMOUNT    SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        PERIOD ENDED DECEMBER 31, 2001^
--------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                        $   14,748       718  $     876       45  $  31,992   1,452
 In-kind transfer                                                           --        --         --       --     89,947   4,043
 Shares issued in reinvestment of distributions                             --        --         --       --         --      --
 Shares redeemed                                                      (16,971)     (819)    (1,792)     (88)   (17,063)   (789)
--------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                 $  (2,223)     (101)  $   (916)     (43)  $ 104,876   4,706
================================================================================================================================
                                                                                           YEAR ENDED OCTOBER 31, 2001
--------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                        $   80,657     3,761  $     864       42  $  51,124   2,329
 Shares issued in connection with fund reorganization (note 2)           6,431       296         --       --     95,144   4,254
 Shares issued in reinvestment of distributions                         10,609       502      7,346      366     52,277   2,408
 Shares redeemed                                                      (97,015)   (4,483)    (9,292)    (455)   (67,499) (3,173)
--------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                 $      682        76  $ (1,082)     (47)  $ 131,046   5,818
================================================================================================================================
                                                                                           YEAR ENDED OCTOBER 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                        $  129,124     4,981  $   1,467       61  $  73,921   2,768
 Shares issued in reinvestment of distributions                          9,051       407      5,871      274     30,298   1,339
 Shares redeemed                                                     (164,044)   (6,381)   (18,854)    (776)   (60,151) (2,309)
--------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                 $ (25,869)     (993)  $(11,516)    (441)  $  44,068   1,798
================================================================================================================================

 ^ The Fund changed its fiscal year end from October 31 to December 31.

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
                                               CLASS A          CLASS B           CLASS C        INSTITUTIONAL        SELECT
                                           --------------    --------------   --------------     --------------   --------------
                                           AMOUNT  SHARES    AMOUNT  SHARES   AMOUNT  SHARES     AMOUNT  SHARES   AMOUNT  SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                          PERIOD ENDED DECEMBER 31, 2001^
--------------------------------------------------------------------------------------------------------------------------------
 Shares sold                             $  1,721     196       $51       6       $ 8      1   $     --      --     $10       1
 Shares issued in reinvestment of
   distributions                               --      --        --      --        --     --         --      --      --      --
 Shares redeemed                          (1,598)   (184)        --      --        --     --         --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
 Net increase in Fund shares
   outstanding                           $    123      12       $51       6       $ 8      1   $     --      --     $10       1
================================================================================================================================
                                                                          YEAR ENDED SEPTEMBER 30, 2001*
--------------------------------------------------------------------------------------------------------------------------------
 Shares sold                             $    217      23       $77       8       $15      2   $    175      14
 Shares issued in reinvestment of
   distributions                               --      --        --      --        --     --        564      55
 Shares redeemed                             (36)     (4)        --      --        --     --    (1,210)   (108)
--------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund
   shares outstanding                    $    181      19       $77       8       $15     2    $  (471)    (39)
================================================================================================================================
                                                                           YEAR ENDED SEPTEMBER 30, 2000
--------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                                                   $  1,349     103
 Shares issued in reinvestment of
   distributions                                                                                    350      29
 Shares redeemed                                                                                   (58)     (4)
--------------------------------------------------------------------------------------------------------------------------------
 Net increase in Fund shares
   outstanding                                                                                 $  1,641     128
================================================================================================================================

 ^ The Fund changed its fiscal year end from September 30 to December 31. For
   Select Class Shares, from commencement of offering on October 31, 2001.
 * For Class A, Class B and Class C Shares, from commencement of offering on April 30, 2001.

DYNAMIC SMALL CAP FUND

--------------------------------------------------------------------------------------------------------------------------------
                                                             CLASS A           CLASS B             CLASS C           SELECT
                                                         ---------------    ---------------    ---------------   --------------
                                                         AMOUNT   SHARES    AMOUNT   SHARES    AMOUNT   SHARES   AMOUNT  SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                  PERIOD ENDED DECEMBER 31, 2001^
--------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                          $   16,287   1,091  $   1,187      84   $    399     27   $  7,968    513
 Shares redeemed                                        (24,415) (1,622)    (2,832)   (194)    (1,083)   (74)         --     --
--------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding   $  (8,128)   (531)  $ (1,645)   (110)   $  (684)   (47)   $  7,968    513
================================================================================================================================
                                                                                    YEAR ENDED OCTOBER 31, 2001
--------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                          $  141,279   7,996  $  12,340     733   $  4,506    268   $  1,230     75
 Shares issued in reinvestment of distributions           18,125   1,065     12,890     780      1,211     73         24      1
 Shares redeemed                                       (113,654) (6,933)   (19,043) (1,232)    (2,826)  (178)    (1,111)   (69)
--------------------------------------------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding              $   45,750   2,128  $   6,187     281   $  2,891    163   $    143      7
================================================================================================================================
                                                                                    YEAR ENDED OCTOBER 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                          $  140,599   6,394  $  30,608   1,361   $  6,389    279   $    125      6
 Shares issued in reinvestment of distributions               --      --         --      --         --     --         --     --
 Shares redeemed                                       (104,755) (4,944)   (20,465) (1,007)    (2,816)  (136)         --     --
--------------------------------------------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding              $   35,844   1,450  $  10,143     354   $  3,573    143   $    125      6
================================================================================================================================

 ^ The Fund changed its fiscal year end from October 31 to December 31.

U.S. SMALL COMPANY FUND
------------------------------------------------------------------------------------------------------------------
                                                                         INSTITUTIONAL              SELECT
                                                                        ---------------        ----------------
                                                                        AMOUNT   SHARES        AMOUNT    SHARES
------------------------------------------------------------------------------------------------------------------
                                                                           PERIOD ENDED DECEMBER 31, 2001^
------------------------------------------------------------------------------------------------------------------
 Shares sold                                                         $   80,673    6,678     $  55,780     4,917
 In-kind transfer                                                      (89,947)  (7,156)            --        --
 Shares issued in connection with fund reorganization (note 2)               --       --       253,687    21,741
 Shares issued in reinvestment of distributions                             616       50           392        33
 Shares redeemed                                                      (106,401)  (8,888)      (44,362)   (3,962)
------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                  $(115,059)  (9,316)     $ 265,497    22,729
==================================================================================================================
                                                                                YEAR ENDED MAY 31, 2001
------------------------------------------------------------------------------------------------------------------
 Shares sold                                                         $  197,258   13,614
 Shares issued in reinvestment of distributions                          31,219    2,389
 Shares redeemed                                                      (127,499)  (8,974)
------------------------------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                             $  100,978    7,029
==================================================================================================================
                                                                                YEAR ENDED MAY 31, 2000
------------------------------------------------------------------------------------------------------------------
 Shares sold                                                         $   94,035    5,732
 Shares issued in reinvestment of distributions                             162       13
 Shares redeemed                                                      (168,082) (10,818)
------------------------------------------------------------------------------------------------------------------
 Net decrease in Fund shares outstanding                             $ (73,885)  (5,073)
==================================================================================================================

 ^ The Fund changed its fiscal year end from May 31 to December 31. From commencement of offering on September 10, 2001.

U.S. SMALL COMPANY OPPORTUNITIES FUND
----------------------------------------------------------------------------------------------
                                                                          SELECT
                                                                    -----------------
                                                                    AMOUNT     SHARES
----------------------------------------------------------------------------------------------
                                                           PERIOD ENDED DECEMBER 31, 2001^
----------------------------------------------------------------------------------------------
 Shares sold                                                     $  122,437    12,085
 Shares redeemed                                                  (212,453)  (21,366)
----------------------------------------------------------------------------------------------
 Net decrease in Fund shares outstanding                         $ (90,016)   (9,281)
==============================================================================================
                                                               YEAR ENDED MAY 31, 2001
----------------------------------------------------------------------------------------------
 Shares sold                                                     $  426,571    28,211
 Shares issued in reinvestment of distributions                      22,690     1,716
 Shares redeemed                                                  (508,748)  (35,331)
----------------------------------------------------------------------------------------------
 Net decrease in Fund shares outstanding                         $ (59,487)   (5,404)
==============================================================================================
                                                               YEAR ENDED MAY 31, 2000
----------------------------------------------------------------------------------------------
 Shares sold                                                     $  395,396    22,070
 Shares issued in reinvestment of distributions                          --        --
 Shares redeemed                                                  (219,385)  (12,319)
----------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                         $  176,011     9,751
==============================================================================================

 ^ The Fund changed its fiscal year end from May 31 to December 31.

                                                                  JPMORGAN FUNDS
                                                            FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                                           BALANCED FUND^
                                                                      --------------------------------------------------------
                                                                                       CLASS A~             CLASS B   CLASS C
                                                                      ------------------------------------ --------- ---------
                                                                              YEAR ENDED         10/16/98* 02/16/01* 02/16/01*
                                                                      --------------------------   THROUGH   THROUGH   THROUGH
                                                                      12/31/01 12/31/00 12/31/99   12/31/98 12/31/01  12/31/01
------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                                   $30.23   $38.46   $34.51     $31.87   $29.69   $29.69
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                   0.47@    0.76@    0.70@      0.10     0.24@    0.24@
 Net gains or losses in securities (both realized and unrealized)      (2.29)   (1.96)     4.05       3.95   (1.69)   (1.69)
-------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                    (1.82)   (1.20)     4.75       4.05   (1.45)   (1.45)
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                    0.32     1.28     0.61       0.16     0.20     0.20
 Distributions from capital gains                                        0.65     5.75     0.19       1.25     0.65     0.65
-------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                     0.97     7.03     0.80       1.41     0.85     0.85
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $27.44   $30.23   $38.46     $34.51   $27.39   $27.39
===============================================================================================================================
Total Return (1)                                                      (5.92%)  (2.80%)   13.94%     12.78%  (4.79%)  (4.80%)
Ratios/Supplemental Data:
 Net assets, end of period (millions)                                     $71       $2       $2         $1      $19       $1
Ratios to average net assets: #
 Net expenses                                                           1.25%    1.25%    1.25%      1.25%    1.93%    1.93%
 Net investment income                                                  1.68%    1.99%    1.94%      1.84%    1.00%    1.00%
 Expenses without waivers, reimbursements and earnings credits          1.57%    2.75%    3.34%    107.16%    2.07%    2.07%
 Net investment income without waivers,
 reimbursements and earnings credits                                    1.36%    0.49%  (0.15%)  (104.07%)    0.86%    0.86%
Portfolio turnover rate                                                  166%     134%      45%        58%     166%     166%
===============================================================================================================================

(1) Total return figures do not include the effect of any front-end or deferred sales load.

^    Formerly Chase Balanced Fund.

~    Formerly Investor Shares.

*    Commencement of offering of class of shares.

@    Calculated based upon average shares outstanding.

#    Short periods have been annualized.

                       See notes to financial statements.

                                                                                                       BALANCED FUND^
                                                                                 -------------------------------------------------
                                                                                                          SELECT~
                                                                                 -------------------------------------------------
                                                                                                        YEAR ENDED
                                                                                 -------------------------------------------------
                                                                                     12/31/01  12/31/00 12/31/99 12/31/98 12/31/97
----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                                                  $30.27   $38.50    $34.54  $29.26   $23.66
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                                  0.55@    0.86@     0.78@   0.73     0.74
 Net gains or losses in securities (both realized and unrealized)                     (2.25)   (1.96)      4.07    6.53     4.86
----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                                   (1.70)   (1.10)      4.85    7.26     5.60
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                                   0.37     1.38      0.70    0.73       --
 Distributions from capital gains                                                       0.65     5.75      0.19    1.25       --
----------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                                    1.02     7.13      0.89    1.98       --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $27.55   $30.27    $38.50  $34.54   $29.26
==================================================================================================================================
Total Return                                                                         (5.51%)  (2.55%)    14.23%  25.15%   23.67%
Ratios/Supplemental Data:
 Net assets, end of period (millions)                                                    $40      $61      $103     $59      $36
Ratios to average net assets:
 Net expenses                                                                          1.00%    1.00%     1.00%   1.00%    1.00%
 Net investment income                                                                 1.94%    2.23%     2.19%   2.32%    2.73%
 Expenses without waivers, reimbursements
 and earnings credits                                                                  1.12%    1.06%     1.19%   1.28%    1.28%
 Net investment income without waivers,
 reimbursements and earnings credits                                                   1.82%    2.17%     2.00%   2.04%    2.45%
Portfolio turnover rate                                                                 166%     134%       45%     58%      64%
==================================================================================================================================

^    Formerly Chase Balanced Fund.

~    Formerly Institutional Shares, formerly Premier Shares.

@    Calculated based upon average shares outstanding.

                       See notes to financial statements.

                                                                                                DIVERSIFIED FUND
                                                                              -----------------------------------------------------
                                                                                                 INSTITUTIONAL^
                                                                              -----------------------------------------------------
                                                                              07/01/01                 YEAR ENDED
                                                                               THROUGH --------------------------------------------
                                                                              12/31/01 06/30/01 06/30/00 06/30/99 06/30/98 06/30/97
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                                          $13.20   $14.93    $14.69   $14.18  $13.39   $12.02
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                          0.14@    0.39      0.38     0.38    0.39     0.37
 Net gains or losses in securities (both realized and unrealized)             (0.50)   (1.38)      0.61     1.44    1.89     1.96
-----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                           (0.36)   (0.99)      0.99     1.82    2.28     2.33
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                           0.19     0.38      0.27     0.39    0.59     0.36
 Distributions from capital gains                                                 --     0.36      0.48     0.92    0.90     0.60
-----------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                            0.19     0.74      0.75     1.31    1.49     0.96
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $12.65   $13.20    $14.93   $14.69  $14.18   $13.39
===================================================================================================================================
Total return                                                                 (2.71%)  (6.69%)     6.88%   13.77%  18.42%   20.72%
Ratios/Supplemental data:
 Net assets, end of period (millions)                                           $505     $582      $622     $609    $332     $237
Ratios to average net assets: #
 Net expenses                                                                  0.65%    0.65%     0.65%    0.65%   0.65%    0.65%
 Net investment income                                                         2.21%    2.75%     2.48%    2.55%   3.12%    3.34%
 Expenses without waivers, reimbursements and earnings credits                 0.87%    0.83%     0.80%    0.84%   0.88%    0.98%
 Net investment income without waivers, reimbursements and earnings credits    1.99%    2.57%     2.33%    2.36%   2.89%    3.01%
Portfolio turnover rate -                                                       107%     185%      217%     144%     82%     100%
===================================================================================================================================

^ Formerly J.P. Morgan Institutional Diversified Fund. The Fund changed its fiscal year end from June 30 to December 31.

- Prior to September 10, 2001, DF invested all of its investible assets in The Diversified Portfolio ("DP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DP.

#    Short periods have been annualized.

@    Calculated based upon average shares outstanding.

                       See notes to financial statements.

                                                                                                DIVERSIFIED FUND
                                                                              -----------------------------------------------------
                                                                                                    SELECT ^+
                                                                              -----------------------------------------------------
                                                                              07/01/01                 YEAR ENDED
                                                                               THROUGH --------------------------------------------
                                                                              12/31/01 06/30/01 06/30/00 06/30/99 06/30/98 06/30/97
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                                           $13.36  $15.15   $14.92   $13.74  $12.67   $11.15
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                           0.13@   0.35     0.33     0.31    0.30     0.34
 Net gains or losses in securities (both realized and unrealized)              (0.52)  (1.41)     0.63     1.47    1.85     1.83
-----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                            (0.39)  (1.06)     0.96     1.78    2.15     2.17
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                            0.32    0.35     0.24     0.33    0.48     0.29
 Distribution from capital gains                                                   --    0.38     0.49     0.27    0.60     0.36
-----------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                             0.32    0.73     0.73     0.60    1.08     0.65
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $12.65  $13.36   $15.15   $14.92  $13.74   $12.67
===================================================================================================================================
Total return                                                                  (2.90%) (7.01%)    6.61%   13.35%  18.06%   20.52%
Ratios/supplemental data:
 Net assets, end of period (millions)                                            $343    $360     $359     $266    $227      $70
Ratios to average net assets: #
 Net expenses                                                                   0.93%   0.98%    0.96%    0.98%   0.98%    0.98%
 Net investment income                                                          1.96%   2.42%    2.19%    2.22%   2.81%    3.00%
 Expenses without waivers, reimbursements and earnings credits                  1.03%   1.01%    0.98%    1.01%   1.07%    1.25%
 Net investment income without waivers, reimbursements and earnings credits     1.86%   2.39%    2.17%    2.19%   2.72%    2.73%
Portfolio turnover rate -                                                        107%    185%     217%     144%     82%     100%
===================================================================================================================================

^ Formerly J.P. Morgan Diversified Fund. The Fund changed its fiscal year end from June 30 to December 31.

+ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the Fund reorganization described in
     Note 2. Prior periods have been restated to reflect the split.

@    Calculated based upon average shares outstanding.

#    Short periods have been annualized.

- Prior to September 10, 2001, DF invested all of its investible assets in The Diversified Portfolio ("DP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DP.

                       See notes to financial statements.

                                                                                               CORE EQUITY FUND^
                                                                      -------------------------------------------------------------
                                                                                       CLASS A**              CLASS B   CLASS C
                                                                      -------------------------------------------------------------
                                                                                YEAR ENDED          09/10/98* 02/16/01* 02/16/01*
                                                                      ---------------------------    THROUGH   THROUGH   THROUGH
                                                                      12/31/01  12/31/00 12/31/99   12/31/98  12/31/01  12/31/01
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                                   $26.30    $32.19   $26.52     $21.49    $25.46    $25.46
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                 (0.04)@   (0.05)   (0.05)@        --    (0.19)@   (0.19)@
 Net gains or losses in securities (both realized and unrealized)      (3.75)    (3.96)     6.28       6.22    (2.90)    (2.89)
-----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                    (3.79)    (4.01)     6.23       6.22    (3.09)    (3.08)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                      --        --     0.01       0.02        --        --
 Distributions from capital gains                                          --      1.88     0.55       1.17        --        --
-----------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                       --      1.88     0.56       1.19        --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $22.51    $26.30   $32.19     $26.52    $22.37    $22.38
===================================================================================================================================
Total Return (1)                                                     (14.41%)  (12.19%)   23.59%     29.08%  (12.14%)  (12.10%)
Ratios/Supplemental Data:
 Net assets, end of period (millions)                                     $25        $9       $6         $1       $20        $7
Ratios to average net assets: #
 Net expenses                                                           1.27%     1.24%    1.24%      1.23%     2.01%     2.01%
 Net investment income                                                (0.19%)   (0.25%)  (0.13%)    (0.03%)   (0.94%)   (0.94%)
 Expenses without waivers and reimbursements                            1.58%     1.80%    3.02%    140.46%     2.07%     2.08%
 Net investment income without waivers and reimbursements             (0.50%)   (0.81%)  (1.89%)  (139.26%)   (1.00%)   (1.01%)
Portfolio turnover rate                                                   40%       37%      11%~       32%       40%       40%
===================================================================================================================================

(1) Total return figures do not include the effect of any front-end or deferred sales load.

^    Formerly Chase Core Equity Fund.

**   Formerly Investor Shares.

*    Commencement of offering of class of shares.

@    Calculated based upon average shares outstanding.

#    Short periods have been annualized.

~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all of the Fund's investable assets were invested in Core Equity Portfolio, and the portfolio turnover rate is disclosed at the Portfolio level.

                       See notes to financial statements.

                                                                                                    CORE EQUITY FUND^
                                                                                     ----------------------------------------------
                                                                                                         SELECT*
                                                                                     ----------------------------------------------
                                                                                                       YEAR ENDED
                                                                                     ----------------------------------------------
                                                                                     12/31/01  12/31/00 12/31/99 12/31/98 12/31/97
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                   $26.41   $32.24   $26.52  $21.25   $15.94
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                                   0.02       --     0.04@   0.09     0.14
 Net gains or losses in securities (both realized and unrealized)                      (3.76)   (3.95)     6.27    6.44     5.17
-----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                                    (3.74)   (3.95)     6.31    6.53     5.31
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                                      --       --     0.04    0.09       --
 Distributions from capital gains                                                          --     1.88     0.55    1.17       --
-----------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                                       --     1.88     0.59    1.26       --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $22.67   $26.41   $32.24  $26.52   $21.25
===================================================================================================================================
Total Return                                                                         (14.16%) (11.99%)   23.89%  30.95%   33.33%
Ratios/supplemental data:
 Net assets, end of period (millions)                                                     $99     $143     $181     $89      $51
Ratios to average net assets:
 Net expenses                                                                           1.01%    1.00%    1.00%   1.00%    1.00%
 Net investment income                                                                  0.09%  (0.01%)    0.13%   0.39%    0.74%
 Expenses without waivers and reimbursements                                            1.05%    1.05%    1.11%   1.18%    1.20%
 Net investment income without waivers and reimbursements                               0.05%  (0.06%)    0.02%   0.21%    0.54%
Portfolio turnover rate                                                                   40%      37%      11%~    32%      24%
===================================================================================================================================

^    Formerly Chase Core Equity Fund.

*    Formerly Institutional Shares, formerly Premier Shares.

@    Calculated based upon average shares outstanding.

~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all the Fund's investable assets were invested in Core Equity Portfolio, and the portfolio turnover rate is disclosed at the Portfolio level.

                       See notes to financial statements.

                                                                                               EQUITY INCOME FUND^
                                                                            ------------------------------------------------------
                                                                                            CLASS A~             CLASS B   CLASS C
                                                                            ----------------------------------- --------- --------
                                                                                   YEAR ENDED         08/24/98* 02/16/01* 02/16/01*
                                                                            -------------------------- THROUGH   THROUGH  THROUGH
                                                                            12/31/01 12/31/00 12/31/99 12/31/98 12/31/01  12/31/01
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                          $35.35   $49.83  $46.23   $40.49   $34.41    $34.41
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                          0.10@    0.17@   0.20@    0.06   (0.06)@   (0.05)@
 Net gains or losses in securities (both realized and unrealized)             (4.62)   (2.66)    5.63     5.89   (3.64)    (3.66)
-----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                           (4.52)   (2.49)    5.83     5.95   (3.70)    (3.71)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                           0.09     0.18    0.23     0.07       --        --
 Distributions from capital gains                                               0.17    11.81    2.00     0.14     0.17      0.17
----------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                            0.26    11.99    2.23     0.21     0.17      0.17
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $30.57   $35.35  $49.83   $46.23   $30.54    $30.53
==================================================================================================================================
Total Return (1)                                                            (12.76%)  (4.09%)  12.70%   14.70% (10.74%)  (10.76%)
Ratios/Supplemental Data:
 Net assets, end of period (millions)                                            $28       $5      $4       $1      $14        $4
Ratios to average net assets: #
 Net expenses                                                                  1.25%    1.25%   1.24%    1.18%    1.75%     1.75%
 Net investment income                                                         0.30%    0.34%   0.42%    0.57%  (0.20%)   (0.20%)
 Expenses without waivers, reimbursements
 and earnings credits                                                          1.55%    1.94%   3.33%   37.61%    2.06%     2.06%
 Net investment income without waivers, reimbursements and earnings credits    0.00%  (0.35%) (1.67%) (35.86%)  (0.51%)   (0.51%)
Portfolio turnover rate                                                           4%      15%     16%       3%       4%        4%
===================================================================================================================================

(1) Total return figures do not include the effect of any front-end or deferred sales load.

^    Formerly Chase Equity Income Fund.

~    Formerly Investor Shares.

*    Commencement of offering of class of shares.

@    Calculated based upon average shares outstanding.

#    Short periods have been annualized.

                       See notes to financial statements.

                                                                                                   EQUITY INCOME FUND^
                                                                             ------------------------------------------------------
                                                                                                         SELECT~
                                                                             ------------------------------------------------------
                                                                                                       YEAR ENDED
                                                                             ------------------------------------------------------
                                                                                  12/31/01  12/31/00  12/31/99  12/31/98  12/31/97
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                                                $35.33    $49.80   $46.14     $36.97     $28.21
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                                0.22@     0.29@    0.32@      0.33       0.40
 Net gains or losses in securities (both realized and unrealized)                   (4.62)    (2.66)     5.65       9.32       8.36
-----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                                 (4.40)    (2.37)     5.97       9.65       8.76
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:                                                   0.19      0.29     0.31       0.34         --
 Distributions from capital gains                                                     0.17     11.81     2.00       0.14         --
-----------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                                  0.36     12.10     2.31       0.48         --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $30.57    $35.33   $49.80     $46.14     $36.97
===================================================================================================================================
Total Return                                                                      (12.43%)   (3.85%)   13.06%     26.20%     31.50%
Ratios/Supplemental Data:
 Net assets, end of period (millions)                                                  $68       $97     $170       $128        $75
Ratios to average net assets:
 Net expenses                                                                        0.92%     1.00%    1.00%      1.00%      1.00%
 Net investment income                                                               0.69%     0.59%    0.66%      0.82%      1.67%
 Expenses without waivers, reimbursements and earnings credits                       0.98%     1.03%    1.09%      1.10%      1.11%
 Net investment income without waivers, reimbursements and earnings credits          0.63%     0.56%    0.57%      0.72%      1.56%
Portfolio turnover rate                                                                 4%       15%      16%         3%        14%
-----------------------------------------------------------------------------------------------------------------------------------

^    Formerly Chase Equity Income Fund.

~    Formerly Institutional Shares, formerly Premier Shares.

@    Calculated based upon average shares outstanding.

                       See notes to financial statements.

                                                                                           GROWTH AND INCOME FUND^
                                                                           ------------------------------------------------------
                                                                                                   CLASS A
                                                                           ------------------------------------------------------
                                                                            11/01/01              YEAR ENDED
                                                                             THROUGH  --------------------------------------------
                                                                            12/31/01  10/31/01 10/31/00 10/31/99 10/31/98 10/31/97
----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                          $26.95    $40.71   $43.65   $43.24  $46.21   $39.21
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                          0.03      0.19     0.09@    0.18@   0.19@    0.35@
 Net gains or losses in securities (both realized and unrealized)               1.88    (8.04)     3.31     5.07    3.59    10.18
----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                             1.91    (7.85)     3.40     5.25    3.78    10.53
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                           0.03      0.21     0.03     0.17    0.19     0.38
 Distributions from capital gains                                                 --      5.70     6.31     4.67    6.56     3.15
----------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                            0.03      5.91     6.34     4.84    6.75     3.53
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $28.83    $26.95   $40.71   $43.65  $43.24   $46.21
==================================================================================================================================
Total return (1)                                                               7.09%  (21.50%)    8.88%   12.82%   9.09%   28.84%
Ratios/supplemental data:
 Net assets, end of period (millions)                                           $876      $833   $1,131   $1,385  $1,499   $1,497
Ratios to average net assets:#
 Net Expenses                                                                  1.30%     1.30%    1.30%    1.26%   1.25%    1.27%
 Net investment income (loss)                                                  0.62%     0.59%    0.23%    0.41%   0.44%    0.82%
 Expenses without waivers and reimbursements                                   1.30%     1.32%    1.30%    1.26%   1.25%    1.27%
 Net investment income (loss) without waivers and reimbursements               0.62%     0.57%    0.23%    0.41%   0.44%    0.82%
==================================================================================================================================

@    Calculated based upon average shares outstanding.

(1)  Total return figures do not include the effect of any front-end sales load.

^ Formerly Chase Vista Growth and Income Fund. The Fund changed its fiscal year end from October 31 to December 31.

#    Short periods have been annualized.

                       See notes to financial statements.

                                                                                          GROWTH AND INCOME FUND^
                                                                           -------------------------------------------------------
                                                                                                  CLASS B
                                                                           -------------------------------------------------------
                                                                            11/01/01                 YEAR ENDED
                                                                             THROUGH ---------------------------------------------
                                                                            12/31/01 10/31/01 10/31/00 10/31/99 10/31/98 10/31/97
----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                          $26.48   $40.09  $43.25   $42.92    $45.96   $39.02
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                          0.01     0.02  (0.11)@  (0.04)@   (0.02)@    0.13@
 Net gains or losses in securities (both realized and unrealized)               1.83   (7.89)    3.26     5.04      3.54    10.13
----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                             1.84   (7.87)    3.15     5.00      3.52    10.26
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                             --     0.04      --       --        --     0.17
 Distributions from capital gains                                                 --     5.70    6.31     4.67      6.56     3.15
----------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                              --     5.74    6.31     4.67      6.56     3.32
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $28.32   $26.48  $40.09   $43.25    $42.92   $45.96
==================================================================================================================================
Total return (1)                                                               6.95% (21.90%)   8.32%   12.29%     8.52%   28.20%
Ratios/supplemental data:
 Net assets, end of period (millions)                                           $180     $185    $409     $528      $542     $489
Ratios to average net assets:#
 Net Expenses                                                                  1.80%    1.80%   1.80%    1.76%     1.75%    1.77%
 Net investment income                                                         0.12%    0.10% (0.27%)  (0.09%)   (0.06%)    0.31%
 Expenses without waivers and reimbursements                                   1.80%    1.82%   1.80%    1.76%     1.75%    1.77%
 Net investment income (loss) without waivers and reimbursements               0.12%    0.08% (0.27%)  (0.09%)   (0.06%)    0.31%
==================================================================================================================================

@    Calculated based upon average shares outstanding.

(1)  Total return figures do not include the effect of any deferred sales load.

^ Formerly Chase Vista Growth and Income Fund. The Fund changed its fiscal year end from October 31 to December 31.

#    Short periods have been annualized.

                       See notes to financial statements.

                                                                                                GROWTH AND INCOME FUND^
                                                                            -------------------------------------------------------
                                                                                                        CLASS C
                                                                            -------------------------------------------------------
                                                                               11/01/01           YEAR ENDED             01/02/98**
                                                                               THROUGH   ----------------------------     THROUGH
                                                                               12/31/01  10/31/01  10/31/00  10/31/99     10/31/98
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                             $25.68     $39.10   $42.34     $42.13     $41.64
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                             0.01       0.05   (0.11)@    (0.03)@    (0.02)@
 Net gains or losses in securities (both realized and unrealized)                  1.78     (7.70)     3.18       4.94       0.68
-----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                                1.79     (7.65)     3.07       4.91       0.66
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                                --       0.07       --       0.03       0.09
 Distributions from capital gains                                                    --       5.70     6.31       4.67       0.08
-----------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                                 --       5.77     6.31       4.70       0.17
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $27.47     $25.68   $39.10     $42.34     $42.13
===================================================================================================================================
Total return (1)                                                                  6.97%   (21.89%)    8.31%     12.29%      1.55%
Ratios/supplemental data:
 Net assets, end of period (millions)                                                $7         $7       $9        $10         $5
Ratios to average net assets:#
 Net Expenses                                                                     1.80%      1.80%    1.80%      1.76%      1.72%
 Net investment income                                                            0.12%      0.09%  (0.27%)    (0.07%)    (0.05%)
 Expenses without waivers and reimbursements                                      1.80%      1.82%    1.80%      1.76%      1.72%
 Net investment income (loss) without waivers and reimbursements                  0.12%      0.07%  (0.27%)    (0.07%)    (0.05%)
===================================================================================================================================

**   Commencement of offering class of shares.

@    Calculated based upon average shares outstanding.

(1)  Total return figures do not include the effect of any deferred sales load.

^ Formerly Chase Vista Growth and Income Fund. The Fund changed its fiscal year end from October 31 to December 31.

#    Short periods have been annualized.

                       See notes to financial statements.

                                                                                         GROWTH AND INCOME FUND^
                                                                          -------------------------------------------------------
                                                                                                 SELECT
                                                                          -------------------------------------------------------
                                                                           11/01/01                   YEAR ENDED
                                                                            THROUGH ---------------------------------------------
                                                                           12/31/01 10/31/01  10/31/00 10/31/99 10/31/98 10/31/97
---------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                         $27.72    $40.99   $43.89   $43.43   $46.35   $39.26
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                                                  0.05      0.14     0.26@    0.35@    0.43@    0.52@
 Net gains or losses in securities (both realized and unrealized)              1.93    (7.53)     3.33     5.12     3.50    10.20
---------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                            1.98    (7.39)     3.59     5.47     3.93    10.72
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                          0.06      0.18     0.18     0.34     0.29     0.48
 Distributions from capital gains                                                --      5.70     6.31     4.67     6.56     3.15
---------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                           0.06      5.88     6.49     5.01     6.85     3.63
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $29.64    $27.72   $40.99   $43.89   $43.43   $46.35
=================================================================================================================================
Total return (1)                                                              7.13%  (20.01%)    9.34%   13.30%    9.44%   29.37%
Ratios/supplemental data:
 Net assets, end of period (millions)                                            $3        $3       $5      $15      $24     $522
Ratios to average net assets:#
 Net Expenses                                                                 0.90%     0.89%    0.89%    0.85%    0.85%    0.86%
 Net investment income (loss)                                                 1.02%     0.93%    0.64%    0.80%    0.95%    1.21%
 Expenses without waivers and reimbursements                                  3.34%     2.07%    0.93%    0.85%    0.85%    0.86%
 Net investment income (loss) without waivers and reimbursements            (1.42%)   (0.25%)    0.60%    0.80%    0.95%    1.21%
=================================================================================================================================

@    Calculated based upon average shares outstanding.

(1)  Total return figures do not include the effect of any deferred sales load.

^ Formerly Chase Vista Growth and Income Fund. The Fund changed its fiscal year end from October 31 to December 31.

#    Short periods have been annualized.

                       See notes to financial statements.

                                                                             DISCIPLINED EQUITY FUND^
                                                 -----------------------------------------------------------------------------------
                                                  CLASS A    CLASS B                           INSTITUTIONAL
                                                 ---------  ---------  -------------------------------------------------------------
                                                 09/28/01*  09/28/01*  06/01/01                 YEAR ENDED                01/03/97**
                                                 THROUGH    THROUGH    THROUGH    --------------------------------------   THROUGH
                                                 12/31/01    12/31/01   12/31/01  05/31/01  05/31/00  05/31/99  05/31/98   05/31/97
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period              $12.85      $12.85    $15.65    $17.54    $17.57    $14.96    $11.47      $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                              0.01@         --@     0.07@     0.14      0.17      0.17      0.12        0.04
 Net gains or losses in securities (both
  realized and unrealized)                          1.39        1.40    (1.44)    (1.89)      0.81      3.18      3.62        1.43
------------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                 1.40        1.40    (1.37)    (1.75)      0.98      3.35      3.74        1.47
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income               0.08        0.07      0.09      0.14      0.18      0.15      0.12          --
 Distributions from capital gains                     --          --        --        --      0.83      0.59      0.13          --
------------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                0.08        0.07      0.09      0.14      1.01      0.74      0.25          --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $14.17      $14.18    $14.19    $15.65    $17.54    $17.57    $14.96      $11.47
====================================================================================================================================
Total return (1)                                  10.93%       10.86%    (8.73%)   (9.99%)    5.54%    23.07%    32.98%      14.70%
Ratios/supplemental data:
 Net assets, end of period (millions)                 $2         $--+   $1,162    $1,210    $1,476    $1,008      $296         $50
Ratios to average net assets: #
 Net expenses                                      0.95%       1.45%      0.45%     0.45%     0.45%     0.45%     0.45%       0.45%
 Net investment income                             0.42%      (0.12%)     0.86%     0.85%     1.04%     1.14%     1.27%       1.58%
 Expenses without waivers, reimbursements and
  earnings credits                                11.02%!!    11.52%!!    0.60%     0.55%     0.55%     0.60%     0.72%       1.34%
 Net investment income without waivers,
  reimbursements and earnings credits             (9.65%)!!  (10.19%)!!   0.71%     0.75%     0.94%     0.99%     1.00%       0.69%

Portfolio turnover rate-                             33%         33%       33%        72%       56%       51%       61%         20%
------------------------------------------------------------------------------------------------------------------------------------

 ^ Formerly J.P. Morgan Institutional Disciplined Equity Fund. The Fund changed its fiscal year from May 31 to December 31.
 *   Commencement of offering of class of shares.
 **  Commencement of operations.
 @   Calculated based upon average shares outstanding.
 (1) Total return figures do not include the effect of any front-end or deferred sales load.
 +   Amounts round to less than one million.
 #   Short periods have been annualized.
 - Prior to September 10, 2001, DEF invested all of its investible assets in The Disciplined Equity Portfolio ("DEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DEP.
 !! Due to the size of the net assets and fixed expenses, ratios may appear disproportionate with other classes.

                       See notes to financial statements.

                                                                           DISCIPLINED EQUITY FUND
                                                             --------------------------------------------------
                                                                                                                 DISCIPLINED EQUITY
                                                                                                                     VALUE FUND
                                                                                                                 ------------------
                                                                                  SELECT^+                           INSTITUTIONAL
                                                             --------------------------------------------------  ------------------
                                                             06/01/01            YEAR ENDED           12/31/97*       09/28/01*
                                                              THROUGH   ----------------------------   THROUGH         THROUGH
                                                             12/31/01   05/31/01  05/31/00  05/31/99  05/31/98        12/31/01
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                          $15.70     $17.85    $17.42    $14.30    $12.41          $15.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                         0.05@       0.09      0.12      0.11      0.03            0.06@
 Net gains or losses in securities (both realized and
  unrealized)                                                 (1.44)     (1.94)      0.78      3.14      1.88            1.08
------------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                           (1.39)     (1.85)      0.90      3.25      1.91            1.14
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                           0.12       0.11      0.12      0.09      0.02            0.02
 Distributions from capital gains                                 --       0.19      0.35      0.04        --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                            0.12       0.30      0.47      0.13      0.02            0.02
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $14.19     $15.70    $17.85    $17.42    $14.30          $16.12
====================================================================================================================================
Total return                                                   (8.88%)   (10.43%)    5.19%    22.86%    15.33%!          7.61%
Ratios/supplemental data:
 Net assets, end of period (millions)                           $132       $128      $160      $121       $18             $27
Ratios to average net assets: #
 Net expenses                                                  0.72%      0.77%     0.75%     0.75%     0.75%            0.44%
 Net investment income                                         0.56%      0.53%     0.76%     0.89%     1.00%            1.50%
 Expenses without waivers, reimbursements and earnings
  credits                                                      0.77%      0.77%     0.78%     0.86%     3.28%            0.99%
 Net investment income without waivers, reimbursements
  and earnings credits                                         0.51%      0.53%     0.73%     0.78%    (1.53%)           0.95%
Portfolio turnover rate -                                        33%        72%       56%       51%       61%              22%
------------------------------------------------------------------------------------------------------------------------------------

 ^ Formerly J.P. Morgan Disciplined Equity Fund. The Fund changed its fiscal year from May 31 to December 31.
 + Prior to open of business on September 10, 2001, the class underwent a split of shares in connection with the Fund reorganization as described in Note 2. Prior periods have been restated to reflect the split.
 * Commencement of offering of class of shares.
 @ Calculated based upon average shares outstanding.
 # Short periods have been annualized.
 - Prior to September 10, 2001, DEF invested all of its investible assets in The Disciplined Equity Portfolio ("DEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DEP.

                       See notes to financial statements.


                                                                                   EQUITY GROWTH FUND^
                                                              -------------------------------------------------------------
                                                                       CLASS A**                        CLASS B    CLASS C
                                                              ---------------------------------------  ---------  ---------
                                                                       YEAR ENDED           08/13/98*  02/16/01*  02/16/01*
                                                              ----------------------------   THROUGH    THROUGH    THROUGH
                                                              12/31/01  12/31/00  12/31/99  12/31/98   12/31/01   12/31/01
---------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                           $43.12    $67.85     $52.30   $45.57     $41.84     $41.84
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                         (0.18)@   (0.42)@    (0.29)@   (0.02)    (0.36)@     (0.37)@
 Net gains or losses in securities (both realized and
  unrealized)                                                  (8.03)   (16.14)      16.75     8.53     (6.76)      (6.79)
---------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                            (8.21)   (16.56)      16.46     8.51     (7.12)      (7.16)
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                              --        --         --       --         --         --
 Distributions from capital gains                                3.04      8.17       0.91     1.78       3.04       3.04
---------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                             3.04      8.17       0.91     1.78       3.04       3.04
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $31.87    $43.12     $67.85   $52.30     $31.68     $31.64
===========================================================================================================================
Total Return (1)                                               (19.06%)  (23.85%)    31.54%   18.80%    (17.07%)   (17.17%)
Ratios/Supplemental Data:
 Net assets, end of period (millions)                             $32       $24        $15       $1        $15         $2
Ratios to average net assets: #
 Net expenses                                                   1.24%     1.24%      1.24%    1.25%      1.99%       1.99%
 Net investment income                                         (0.50%)   (0.65%)    (0.48%)  (0.19%)    (1.24%)     (1.25%)
 Expenses without waivers and reimbursements                    1.58%     1.64%      2.34%    5.88%      2.10%       2.10%
 Net investment income without waivers and reimbursements      (0.84%)   (1.05%)    (1.58%)   4.82%     (1.35%)     (1.36%)
Portfolio turnover rate                                           98%       58%        15%~     35%        98%         98%
---------------------------------------------------------------------------------------------------------------------------

 (1) Total return figures do not include the effect of any front-end or deferred sales load.
 ^   Formerly Chase Equity Growth Fund.
 *   Commencement of offering of class of shares.
 **  Formerly Investor Shares.
 @   Calculated based upon average shares outstanding.
 #   Short periods have been annualized.
 ~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all of the Fund's investable assets were invested in Equity Growth Portfolio, and the portfolio turnover rate is disclosed at the Portfolio level.

                       See notes to financial statements.


                                                                                           EQUITY GROWTH FUND^
                                                                  ---------------------------------------------------------------
                                                                                                SELECT*
                                                                  ---------------------------------------------------------------
                                                                                               YEAR ENDED
                                                                  ---------------------------------------------------------------
                                                                  12/31/01       12/31/00      12/31/99      12/31/98    12/31/97
---------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                               $43.44         $68.09        $52.36        $38.36      $27.95
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                              (0.10)@        (0.26)@       (0.14)@        0.03        0.07
 Net gains or losses in securities
  (both realized and unrealized)                                    (8.09)        (16.22)        16.78         15.78       10.34
---------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                 (8.19)        (16.48)        16.64         15.81       10.41
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                  --             --            --          0.03          --
 Distributions from capital gains                                    3.04           8.17          0.91          1.78          --
---------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                 3.04           8.17          0.91          1.81          --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $32.21         $43.44        $68.09        $52.36      $38.36
=================================================================================================================================
Total Return                                                      (18.86%)       (23.65%)       31.85%        41.38%      37.20%
Ratios/Supplemental Data:
 Net assets, end of period (millions)                              $   86         $  179        $  320        $  179      $   74
Ratios to average net assets: #
 Net expenses                                                       1.00%          1.00%         1.00%         1.00%       1.00%
 Net investment income                                             (0.28%)        (0.40%)       (0.24%)        0.05%       0.20%
 Expenses without waivers and reimbursements                        1.05%          1.02%         1.03%         1.09%       1.11%
 Net investment income without waivers and reimbursements          (0.33%)        (0.42%)       (0.27%)       (0.04%)      0.09%
Portfolio turnover rate                                               98%            58%           15%~          35%         35%
---------------------------------------------------------------------------------------------------------------------------------

 ^  Formerly Chase Equity Growth Fund.
 *  Formerly Institutional Shares, formerly Premier Shares.
 @  Calculated based upon average shares outstanding.
 #  Short periods have been annualized.
 ~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all of the Fund's investable assets were invested in Equity Growth Portfolio, and the portfolio turnover rate is disclosed at the Portfolio level.

                       See notes to financial statements.


                                                                                                  U.S. EQUITY FUND
                                                                              ----------------------------------------------------
                                                                                     Class A^+             Class B        Class C
                                                                              -----------------------     ---------      ---------
                                                                              06/01/01      09/15/00*     09/10/01*      09/10/01*
                                                                              THROUGH       THROUGH       THROUGH        THROUGH
                                                                              12/31/01      05/31/01      12/31/01       12/31/01
----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                                           $11.16        $12.86        $ 9.67        $ 9.67
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                           0.02@         0.03         (0.01)@       (0.01)@
 Net gains or losses in securities (both realized and unrealized)               (0.69)        (1.72)         0.79          0.80
----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                             (0.67)        (1.69)         0.78          0.79
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                            0.02          0.01            --            --
 Distributions from capital gains                                                0.02            --          0.02          0.02
----------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                             0.04          0.01          0.02          0.02
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $10.45        $11.16        $10.43        $10.44
==================================================================================================================================
Total return (1)                                                               (5.96%)     (13.10)%         8.07%         8.18%
Ratios/supplemental data:
 Net assets, end of period (millions)                                          $   54        $    3        $   19        $    1
Ratios to average net assets: #
 Net expenses                                                                   1.05%         1.05%         1.75%         1.75%
 Net investment income                                                          0.30%         0.22%        (0.40%)       (0.39%)
 Expenses without waivers, reimbursements and earnings credits                  1.44%         7.05%         1.85%         1.85%
 Net investment income without waivers, reimbursements and
  earnings credits                                                             (0.09%)       (5.78%)       (0.50%)       (0.49%)
Portfolio turnover rate -                                                         48%           81%           48%           48%
----------------------------------------------------------------------------------------------------------------------------------

 ^ Formerly J.P. Morgan U.S. Equity Fund - Advisor Series. The fund changed its fiscal year end from May 31 to December 31
 + Prior to open of business on September 10, 2001, the class underwent a split of shares in connection with the Fund reorganization as described in
     Note 2. Prior period has been restated to reflect the split.
 *   Commencement of operations of class of shares.
 @   Calculated based upon average shares outstanding.
 (1) Total return figures do not include the effect of any front-end or deferred sales load.
 #   Short periods have been annualized.
 - Prior to September 10, 2001, USEF invested all of its investible assets in The U.S. Equity Portfolio ("USEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USEP.

                       See notes to financial statements.

                                                                                               U.S. EQUITY FUND^
                                                                   -------------------------------------------------------------
                                                                                                 INSTITUTIONAL
                                                                   -------------------------------------------------------------
                                                                   06/01/01                       YEAR ENDED
                                                                   THROUGH    --------------------------------------------------
                                                                   12/31/01   05/31/01  05/31/00   05/31/99  05/31/98   05/31/97
--------------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                                $11.12     $12.79    $15.08     $16.73    $15.66      $14.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                0.03@      0.08      0.11       0.16      0.15        0.17
 Net gains or losses in securities
  (both realized and unrealized)                                     (0.66)     (0.96)     0.26       2.39      3.81        3.02
--------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                  (0.63)     (0.88)     0.37       2.55      3.96        3.19
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                 0.03       0.08      0.11       0.17      0.18        0.25
 Distributions from capital gains                                     0.02       0.71      2.55       4.03      2.71        1.28
--------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                  0.05       0.79      2.66       4.20      2.89        1.53
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $10.44     $11.12    $12.79     $15.08    $16.73      $15.66
================================================================================================================================
Total return                                                        (5.63%)    (6.99%)    2.45%     18.66%    28.53%      25.21%
Ratios/supplemental data:
 Net assets, end of period (millions)                                  $90       $151      $241       $278      $379        $330
Ratios to average net assets: #
 Net expenses                                                        0.65%      0.62%     0.60%      0.60%     0.60%       0.60%
 Net investment income                                               0.55%      0.57%     0.76%      0.89%     0.89%       1.33%
 Expenses without waivers, reimbursements and
  earnings credits                                                   0.70%      0.64%     0.63%      0.63%     0.63%       0.65%
 Net investment income without waivers, reimbursements
  and earnings credits                                               0.50%      0.55%     0.73%      0.86%     0.86%       1.28%
Portfolio turnover rate -                                              48%        81%       89%        84%      106%         99%
--------------------------------------------------------------------------------------------------------------------------------

^ Formerly J.P. Morgan Institutional U.S. Equity Fund. The fund changed its fiscal year end from May 31 to December 31.
@   Calculated based upon average shares outstanding.
#   Short periods have been annualized.
- Prior to September 10, 2001, USEF invested all of its investible assets in The U.S. Equity Portfolio ("USEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USEP.

                       See notes to financial statements.


                                                                                                U.S. EQUITY FUND
                                                                      ---------------------------------------------------------
                                                                                                    SELECT^+
                                                                      ---------------------------------------------------------
                                                                      06/01/01                      YEAR ENDED
                                                                      THROUGH    ----------------------------------------------
                                                                      12/31/01   05/31/01  05/31/00  05/31/99 05/31/98 05/31/97
-------------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                                   11.21      $12.66    $14.62    $14.96   $14.36    $12.91
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                  0.03@       0.05      0.09      0.10     0.10      0.15
 Net gains or losses in securities
  (both realized and unrealized)                                       (0.68)      (0.94)     0.24      2.28     3.45      2.75
-------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                    (0.65)      (0.89)     0.33      2.38     3.55      2.90
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                   0.04        0.05      0.09      0.11     0.13      0.21
 Distributions from capital gains                                       0.08        0.51      2.20      2.61     2.82      1.24
-------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                    0.12        0.56      2.29      2.72     2.95      1.45
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $10.44      $11.21    $12.66    $14.62   $14.96    $14.36
===============================================================================================================================
Total return                                                         (5.76)%     (7.10)%     2.20%    18.39%   28.35%    25.00%
Ratios/supplemental data:
 Net assets, end of period (millions)                                   $348        $312      $387      $441     $448      $363
Ratios to average net assets: #
 Net expenses                                                          0.79%       0.79%     0.78%     0.79%    0.78%     0.80%
 Net investment income                                                 0.44%       0.41%     0.59%     0.70%    0.71%     1.13%
 Expenses without waivers, reimbursements
  and earnings credits                                                 0.85%       0.79%     0.78%     0.79%    0.78%     0.80%
 Net investment income without waivers, reimbursements
  and earnings credits                                                 0.38%       0.41%     0.59%     0.70%    0.71%     1.13%
Portfolio turnover rate -                                                48%         81%       89%       84%     106%       99%
--------------------------------------------------------------------------------------------------------------------------------

^ Formerly J.P. Morgan U.S. Equity Fund. The fund changed its fiscal year end from May 31 to December 31.
+ Prior to open of business on September 10, 2001, the class underwent a split of shares in connection with the Fund reorganization as described in
   Note 2. Prior periods have been restated to reflect the split.
@  Calculated based upon average shares outstanding.
#  Short periods have been annualized.
- Prior to September 10, 2001, USEF invested all of its investible assets in The U.S. Equity Portfolio ("USEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USEP.

                       See notes to financial statements.

                                                                                     SMARTINDEX(TM) FUND^
                                                                    -------------------------------------------------------
                                                                                          INSTITUTIONAL
                                                                    -------------------------------------------------------
                                                                     06/01/01              YEAR ENDED           12/31/98*
                                                                      THROUGH      -----------------------       THROUGH
                                                                     12/31/01      05/31/01       05/31/00      05/31/99
---------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                  $15.02        $17.07         $16.06        $15.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                  0.08          0.16           0.14          0.07
 Net gains or losses in securities (both realized and unrealized)      (1.35)        (2.06)           1.02          1.02
---------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                   (1.27)        (1.90)           1.16          1.09
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                   0.12          0.15           0.14          0.03
 Distributions from capital gains                                         --            --           0.01            --
---------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                    0.12          0.15           0.15          0.03
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $13.63        $15.02         $17.07        $16.06
===========================================================================================================================
Total return                                                         (8.44%)      (11.21%)          7.25%         7.27%
Ratios/supplemental data:
 Net assets, end of period (millions)                                   $480          $483           $401            $5
Ratios to average net assets: #
 Net expenses                                                          0.35%         0.35%          0.35%         0.35%
 Net investment income                                                 0.98%         1.00%          1.26%         1.13%
 Expenses without waivers and reimbursements                           0.52%         0.49%          0.58%         5.44%
 Net investment income without waivers and reimbursements              0.81%         0.86%          1.03%       (3.96)%
Portfolio turnover rate                                                  21%           67%            45%           19%
---------------------------------------------------------------------------------------------------------------------------

^ Formerly J.P. Morgan SmartIndex(TM)Fund. The fund changed its fiscal year end from May 31 to December 31.
*    Commencement of operations.
#    Short periods have been annualized.

                       See notes to financial statements.

                                                                               MID CAP GROWTH FUND^
                                                      -------------------------------------------------------------------------
                                                                   CLASS A                               CLASS B
                                                      -----------------------------------  ------------------------------------
                                                       10/01/01    10/01/01   10/29/99**    10/01/01    10/01/01   10/29/99**
                                                        THROUGH     THROUGH     THROUGH      THROUGH     THROUGH     THROUGH
                                                       12/31/01    09/30/01    09/30/00     12/31/01    09/30/01    09/30/00
-------------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                     $4.27      $12.51      $10.00        $4.22      $12.43       $10.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                  (0.01)      (0.02)@     (0.09)       (0.02)      (0.07)@      (0.17)
 Net gains or losses in securities
 (both realized and unrealized)                           0.80      (8.06)        2.60         0.79      (7.98)         2.60
-------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                       0.79      (8.08)        2.51         0.77      (8.05)         2.43
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                       --          --          --           --          --           --
 Distribution from capital gains                            --        0.16          --           --        0.16           --
-------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                        --        0.16          --           --        0.16           --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $5.06       $4.27      $12.51        $4.99       $4.22       $12.43
===============================================================================================================================
Total return                                            18.50%    (65.10%)      25.12%       18.25%    (65.30%)       24.31%
Ratios/supplemental data:
 Net assets, end of period (millions)                     $101         $94         $33           $5          $6          $25
Ratios to average net assets: #
 Net expenses                                            1.35%       1.30%       1.16%        2.05%       2.00%        1.86%
 Net investment income                                 (0.84%)     (0.54%)     (0.68%)      (1.53%)     (1.22%)      (1.38%)
 Expenses without waivers and reimbursements             1.35%       1.30%       1.20%        2.05%       2.00%        1.91%
 Net investment income without waivers
 and reimbursements                                    (0.84%)     (0.54%)     (0.72%)      (1.53%)     (1.22%)      (1.43%)
Portfolio turnover rate                                   135%        159%        147%         135%        159%         147%
-------------------------------------------------------------------------------------------------------------------------------

^ Formerly H&Q IPO & Emerging Company Fund. The Fund changed its fiscal year from September 30 to December 31.
**   Commencement of operations.
#    Short periods have been annualized.
@    Calculated based upon average shares outstanding.

                       See notes to financial statements.

                                                                                MID CAP VALUE FUND^
                                                      -------------------------------------------------------------------------
                                                               CLASS A               CLASS B                 CLASS C
                                                      ----------------------- ---------------------- --------------------------
                                                        10/01/01   04/30/01**  10/01/01   04/30/01**  10/01/01    04/30/01**
                                                        THROUGH     THROUGH     THROUGH     THROUGH    THROUGH    THROUGH
                                                        12/31/01   09/30/01    12/31/01    09/30/01   12/31/01    09/30/01
-------------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                      $13.43     $14.24     $13.40      $14.24     $13.41      $14.24
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                      0.02@      0.04@     (0.01)@        --@    (0.01)@        --@
 Net gains or losses in securities
 (both realized and unrealized)                             1.48     (0.85)       1.47      (0.84)       1.48      (0.83)
-------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                           1.50     (0.81)       1.46      (0.84)       1.47      (0.83)
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                       0.08         --       0.05          --       0.04          --
 Distributions from capital gains                           0.75         --       0.75          --       0.75          --
-------------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                          0.83         --       0.80          --       0.79          --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $14.10     $13.43     $14.06      $13.40     $14.09      $13.41
===============================================================================================================================
Total return                                              11.20%    (5.69%)+    10.94%     (5.90%)+    11.05%     (5.83%)+
Ratios/supplemental data:
 Net assets, end of period (millions)                         $5         $2         $3          $1         $3          $2
Ratios to average net assets: #
 Net expenses                                              1.25%      1.30%      1.99%       2.03%      1.99%       2.04%
 Net investment income                                     0.47%      0.71%    (0.27%)       0.01%    (0.30%)       0.03%
 Expenses without waivers,
 reimbursements, and earnings credits                      3.72%     15.30%      4.47%      16.00%      4.48%      15.95%
 Net investment income without waivers,
 reimbursements, and earnings credits                    (2.00%)    (13.29%)   (2.75%)    (13.96%)    (2.79%)    (13.88%)
Portfolio turnover rate                                      15%        98%        15%         98%        15%         98%
-------------------------------------------------------------------------------------------------------------------------------

**   Commencement of offering of class of shares.
*    Commencement of operations.
^    The Fund changed its fiscal year end from September 30 to December 31.
@    Calculated based on average shares outstanding.
+    Not annualized.
#    Short periods have been annualized.

                       See notes to financial statements.

                                                                             MID CAP VALUE FUND^^
                                                      -------------------------------------------------------------------------
                                                                          INSTITUTIONAL                         SELECT**
                                                      ------------------------------------------------------  -----------------
                                                       10/01/01            YEAR ENDED             11/13/97*     10/31/01
                                                        THROUGH   ------------------------------   THROUGH       THROUGH
                                                       12/31/01   09/30/01  09/30/00    09/30/99   09/30/98     12/31/01
-------------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                    $13.47     $13.06     $13.56      $10.62     $10.00      $13.48
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                    0.03@      0.15       0.11        0.02       0.11        0.01
 Net gains or losses in securities
 (both realized and unrealized)                           1.48       1.28       2.59        3.20       0.54        1.49
-------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                         1.51       1.43       2.70        3.22       0.65        1.50
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                     0.09       0.15       0.09        0.10       0.03        0.09
 Distributions from capital gains                         0.75       0.87       3.11        0.18         --        0.75
-------------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                        0.84       1.02       3.20        0.28       0.03        0.84
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $14.14     $13.47     $13.06      $13.56     $10.62      $14.14
===============================================================================================================================
Total return                                            11.30%     11.19%     23.76%      30.41%      6.50%+     11.18%
Ratios/supplemental data:
 Net assets, end of period (millions)                       $4         $4         $5          $4         $3          $--+
Ratios to average net assets: #
 Net Expenses                                            0.75%      0.75%      0.97%       1.25%      1.25%       0.99%
 Net investment income                                   0.94%      1.07%      0.84%       0.06%      0.73%       0.58%
 Expenses without waivers,
 reimbursements, and earnings credits                    3.30%      3.25%      4.24%       5.11%      7.72%       3.68%
 Net investment income without waivers,
 reimbursements, and earnings credits                  (1.61%)    (1.43%)    (2.43%)     (3.80%)    (5.74%)     (2.11%)
Portfolio turnover rate                                    15%        98%        99%        109%        73%         15%
-------------------------------------------------------------------------------------------------------------------------------

**   Commencement of offering of class of shares.
*    Commencement of operations.
@    Calculated based on average shares outstanding.
+    Not annualized.
#    Short periods have been annualized.
^^   The Fund changed its fiscal year end from September 30 to December 31.

                       See notes to financial statements.

                                                                            CAPITAL GROWTH FUND^
                                                      ----------------------------------------------------------------
                                                                                  CLASS A
                                                      ----------------------------------------------------------------
                                                       11/01/01                     YEAR ENDED
                                                        THROUGH  -----------------------------------------------------
                                                       12/31/01  10/31/01  10/31/00   10/31/99  10/31/98    10/31/97
----------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                     $35.37    $47.91    $42.85     $41.22    $46.76     $41.60
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                   (0.03)    (0.19)@   (0.14)@    (0.20)@   (0.12)     (0.02)@
 Net gains or losses in securities
 (both realized and unrealized)                            4.76    (6.87)     10.11       5.75    (0.52)      10.13
----------------------------------------------------------------------------------------------------------------------
 Total from investment operations                          4.73    (7.06)      9.97       5.55    (0.64)      10.11
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                        --        --        --         --        --       0.15
 Distributions from capital gains                            --      5.48      4.91       3.92      4.90       4.80
----------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                           --      5.48      4.91       3.92      4.90       4.95
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $40.10    $35.37    $47.91     $42.85    $41.22     $46.76
======================================================================================================================
Total return (1)                                         13.37%  (15.86%)    25.81%     14.30%   (1.60%)     26.47%
Ratios/supplemental data:
 Net assets, end of period (millions)                      $495      $426      $523       $577      $728       $839
Ratios to average net assets: #
 Net Expenses                                             1.35%     1.35%     1.35%      1.30%     1.27%      1.31%
 Net investment income                                  (0.40%)   (0.47%)   (0.32%)    (0.48%)   (0.24%)    (0.05%)
 Expenses without waivers and reimbursements              1.35%     1.37%     1.35%      1.30%     1.27%      1.31%
 Net investment income (loss)
 without waivers and reimbursements                     (0.40%)   (0.49%)   (0.32%)    (0.48%)   (0.24%)    (0.05%)
Portfolio turnover rate (A)                                  2%       43%       66%        86%      104%        67%
----------------------------------------------------------------------------------------------------------------------

@    Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any front-end sales load.
^ Formerly Chase Vista Capital Growth Fund. The Fund changed its fiscal year end from October 31 to December 31.
(A) The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.
#    Short periods have been annualized.

                       See notes to financial statements.

                                                                                CAPITAL GROWTH FUND^
                                                       ----------------------------------------------------------------------
                                                                                      CLASS B
                                                       ----------------------------------------------------------------------
                                                        11/01/01                          YEAR ENDED
                                                         THROUGH   ----------------------------------------------------------
                                                        12/31/01    10/31/01   10/31/00    10/31/99   10/31/98     10/31/97
-----------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                       $33.75     $46.20     $41.67      $40.38     $46.11      $41.21
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                     (0.06)     (0.38)@    (0.35)@    (0.40)@     (0.29)      (0.23)@
 Net gains or losses in securities
 (both realized and unrealized)                              4.55     (6.59)       9.79        5.61     (0.54)       10.01
-----------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                            4.49     (6.97)       9.44        5.21     (0.83)        9.78
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                          --         --         --          --         --        0.08
 Distributions from capital gains                              --       5.48       4.91        3.92       4.90        4.80
-----------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                             --       5.48       4.91        3.92       4.90        4.88
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $38.24     $33.75     $46.20      $41.67     $40.38      $46.11
=============================================================================================================================
Total return (1)                                           13.30%   (16.30%)     25.21%      13.71%    (2.08%)      25.85%
Ratios/supplemental data:
 Net assets, end of period (millions)                        $170       $164       $318        $338       $405        $422
Ratios to average net assets: #
 Net Expenses                                               1.85%      1.85%      1.85%       1.80%      1.77%       1.81%
 Net investment income                                    (0.93%)    (0.97%)    (0.82%)     (0.98%)    (0.74%)     (0.56%)
 Expenses without waivers and reimbursements                1.85%      1.87%      1.85%       1.80%      1.77%       1.81%
 Net investment income (loss) without
 waivers and reimbursements                               (0.93%)    (0.99%)    (0.82%)     (0.98%)    (0.74%)     (0.56%)
Portfolio turnover rate (A)                                    2%        43%        66%         86%       104%         67%
-----------------------------------------------------------------------------------------------------------------------------

@    Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any deferred sales load.
^ Formerly Chase Vista Capital Growth Fund. The Fund changed its fiscal year end from October 31 to December 31.
(A) The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.
#    Short periods have been annualized.

                       See notes to financial statements.

                                                                                 CAPITAL GROWTH FUND^
                                                                ----------------------------------------------------------
                                                                                       CLASS C
                                                                ----------------------------------------------------------
                                                                11/01/01              YEAR ENDED              01/02/98**
                                                                 THROUGH   -------------------------------      THROUGH
                                                                12/31/01   10/31/01    10/31/00   10/31/99     10/31/98
--------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                              $33.38     $45.76      $41.31     $40.03      $42.81
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                            (0.05)     (0.37)@     (0.35)@    (0.39)@     (0.09)
 Net gains or losses in securities
 (both realized and unrealized)                                     4.49     (6.53)        9.71       5.59      (2.69)
--------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                   4.44     (6.90)        9.36       5.20      (2.78)
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                 --         --          --         --          --
 Distributions from capital gains                                     --       5.48        4.91       3.92          --
--------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                                    --       5.48        4.91       3.92          --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $37.82     $33.38      $45.76     $41.31      $40.03
==========================================================================================================================
Total return (1)                                                  13.30%   (16.30%)      25.25%     13.81%     (6.49%)
Ratios/supplemental data:
 Net assets, end of period (millions)                                 $5         $4          $5         $6          $4
Ratios to average net assets: #
 Net Expenses                                                      1.85%      1.85%       1.85%      1.80%       1.73%
 Net investment income                                           (0.91%)    (0.97%)     (0.82%)    (0.97%)     (0.59%)
 Expenses without waivers and reimbursements                       1.85%      1.87%       1.85%      1.80%       1.73%
 Net investment income (loss)
 without waivers and reimbursements                              (0.91%)    (0.99%)     (0.82%)    (0.97%)     (0.59%)
Portfolio turnover rate (A)                                           2%        43%         66%        86%        104%
--------------------------------------------------------------------------------------------------------------------------

**   Commencement of offering class of shares.
@    Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any deferred sales load.
^ Formerly Chase Vista Capital Growth Fund. The Fund changed its fiscal year end from October 31 to December 31.
#    Short periods have been annualized.
(A) The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.

                       See notes to financial statements.


                                                                               CAPITAL GROWTH FUND^
                                                      --------------------------------------------------------------------
                                                                                      SELECT
                                                      --------------------------------------------------------------------
                                                      11/01/01                         YEAR ENDED
                                                      THROUGH    ---------------------------------------------------------
                                                      12/31/01   10/31/01   10/31/00    10/31/99   10/31/98    10/31/97
--------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                   $36.37     $48.76     $43.36      $41.53     $46.90      $41.65
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                   0.01         --+      0.04@     (0.05)@      0.07        0.13@
 Net gains or losses in securities
 (both realized and unrealized)                          4.88     (6.91)      10.27        5.80     (0.54)       10.17
--------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                        4.89     (6.91)      10.31        5.75     (0.47)       10.30
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                      --         --         --          --         --        0.25
 Distributions from capital gains                          --       5.48       4.91        3.92       4.90        4.80
--------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                         --       5.48       4.91        3.92       4.90        5.05
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $41.26     $36.37     $48.76      $43.36     $41.53      $46.90
==========================================================================================================================
Total return (1)                                       13.45%   (15.20%)     26.34%      14.71%    (1.20%)      26.98%
Ratios/supplemental data:
 Net assets, end of period (millions)                      $3         $3        $15         $18        $52         $52
Ratios to average net assets: #
 Net Expenses                                           0.93%      0.93%      0.94%       0.92%      0.91%       0.91%
 Net investment income                                  0.01%    (0.01%)      0.09%     (0.11%)      0.11%       0.31%
 Expenses without waivers and reimbursements            2.06%      1.18%      1.06%       0.99%      0.91%       0.91%
 Net investment income (loss)
 without waivers and reimbursements                   (1.12%)    (0.26%)    (0.03%)     (0.18%)      0.11%       0.31%
Portfolio turnover rate (A)                                2%        43%        66%         86%       104%         67%
--------------------------------------------------------------------------------------------------------------------------

@    Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any deferred sales load.
^ Formerly Chase Vista Capital Growth Fund. The Fund changed its fiscal year end from October 31 to December 31.
#    Short periods have been annualized.
(A) The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.
+    Amount rounds to less than one cent per share.

                       See notes to financial statements.

                                                                                       SMALL CAP EQUITY FUND^
                                                                   -----------------------------------------------------------------
                                                                                              CLASS A
                                                                   -----------------------------------------------------------------
                                                                   11/01/01                        YEAR ENDED
                                                                    THROUGH   ------------------------------------------------------
                                                                   12/31/01   10/31/01   10/31/00   10/31/99   10/31/98   10/31/97
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $19.64     $27.89     $22.77     $20.40     $23.57     $19.19
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                (0.03)@    (0.10)     (0.20)@    (0.13)@    (0.11)     (0.05)
 Net gains or losses in securities (both realized and unrealized)      1.92      (4.26)      7.97       2.67      (2.42)      4.72
------------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                    1.89      (4.36)      7.77       2.54      (2.53)      4.67
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                    --         --         --         --         --         --
 Distributions from capital gains                                        --       3.89       2.65       0.17       0.64       0.29
------------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                     --       3.89       2.65       0.17       0.64       0.29
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $21.53     $19.64     $27.89     $22.77     $20.40     $23.57
====================================================================================================================================
Total return (1)                                                      9.62%    (16.62%)    37.10%     12.49%    (10.93%)    24.61%
Ratios/supplemental data:
 Net assets, end of period (millions)                                   $71        $67        $93        $98       $133       $174
Ratios to average net assets: #
 Net Expenses                                                         1.38%      1.39%      1.44%      1.40%      1.38%      1.45%
 Net investment income                                               (0.81%)    (0.80%)    (0.77%)    (0.59%)    (0.43%)    (0.23%)
 Expenses without waivers, reimbursements and earnings credits        1.38%      1.40%      1.44%      1.40%      1.38%      1.45%
 Net investment income (loss) without waivers, reimbursements
   and earnings credits                                              (0.81%)    (0.81%)    (0.77%)    (0.59%)    (0.43%)    (0.23%)
Portfolio turnover rate                                                  6%        47%        75%        92%        74%        55%
====================================================================================================================================

@    Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any front-end or sales load.
^ Formerly Chase Vista Small Cap Equity Fund. The Fund changed its fiscal year end from October 31 to December 31.
#    Short periods have been annualized.

                       See notes to financial statements.

                                                                                       SMALL CAP EQUITY FUND^
                                                                   -----------------------------------------------------------------
                                                                                               CLASS B
                                                                   -----------------------------------------------------------------
                                                                   11/01/01                        YEAR ENDED
                                                                    THROUGH   ------------------------------------------------------
                                                                   12/31/01   10/31/01   10/31/00   10/31/99   10/31/98   10/31/97
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $18.50     $26.73     $22.06     $19.91     $23.19     $19.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                (0.05)@    (0.09)     (0.37)@    (0.28)@    (0.31)     (0.27)
 Net gain or losses in securities (both realized and unrealized)       1.81      (4.25)      7.69       2.60      (2.33)      4.75
------------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                    1.76      (4.34)      7.32       2.32      (2.64)      4.48
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                    --         --         --         --         --         --
 Distributions from capital gains                                        --       3.89       2.65       0.17       0.64       0.29
------------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                     --       3.89       2.65       0.17       0.64       0.29
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $20.26     $18.50     $26.73     $22.06     $19.91     $23.19
====================================================================================================================================
Total return (1)                                                      9.51%    (17.37%)    36.17%     11.69%    (11.60%)    23.84%
Ratios/supplemental data:
 Net assets, end of period (millions)                                   $42        $39        $57        $57        $80       $100
Ratios to average net assets: #
 Net Expenses                                                         2.12%      2.13%      2.17%      2.12%      2.10%      2.16%
 Net investment income                                               (1.55%)    (1.54%)    (1.50%)    (1.31%)    (1.15%)    (0.94%)
 Expenses without waivers, reimbursements and earnings credits        2.12%      2.14%      2.17%      2.12%      2.10%      2.16%
 Net investment income (loss) without waivers, reimbursements
   and earnings credits                                              (1.55%)    (1.55%)    (1.50%)    (1.31%)    (1.15%)    (0.94%)
Portfolio turnover rate                                                  6%        47%        75%        92%        74%        55%
====================================================================================================================================

@    Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any deferred sales load.
^ Formerly Chase Vista Small Cap Equity Fund. The Fund changed its fiscal year end from October 31 to December 31.
#    Short periods have been annualized.

                       See notes to financial statements.

                                                                                       SMALL CAP EQUITY FUND^
                                                                   -----------------------------------------------------------------
                                                                                                SELECT
                                                                   -----------------------------------------------------------------
                                                                   11/01/01                        YEAR ENDED
                                                                    THROUGH   ------------------------------------------------------
                                                                   12/31/01   10/31/01   10/31/00   10/31/99   10/31/98   10/31/97
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $20.27     $28.52     $23.10     $20.59     $23.71     $19.22
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                (0.01)@    (0.10)     (0.05)@    (0.02)@    (0.02)      0.03
 Net gain or losses in securities (both realized and unrealized)       1.99      (4.26)      8.12       2.70      (2.46)      4.75
------------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                    1.98      (4.36)      8.07       2.68      (2.48)      4.78
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                    --         --         --         --         --         --
 Distributions from capital gains                                        --       3.89       2.65       0.17       0.64       0.29
------------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                     --       3.89       2.65       0.17       0.64       0.29
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $22.25     $20.27     $28.52     $23.10     $20.59     $23.71
====================================================================================================================================
Total return                                                          9.77%    (16.19%)    37.94%     13.06%    (10.64%)    25.15%
Ratios/supplemental data:
 Net assets, end of period (millions)                                  $532       $390       $383       $269       $254       $307
Ratios to average net assets: #
 Net Expenses                                                         0.88%      0.88%      0.88%      0.88%      1.04%      1.10%
 Net investment income                                               (0.31%)    (0.30%)    (0.20%)    (0.07%)    (0.09%)     0.13%
 Expenses without waivers, reimbursements and earnings credits        1.10%      1.12%      1.13%      1.13%      1.13%      1.14%
 Net investment income (loss) without waivers, reimbursements
   and earnings credits                                              (0.53%)    (0.54%)    (0.45%)    (0.32%)    (0.18%)     0.09%
Portfolio turnover rate                                                  6%        47%        75%        92%        74%        55%
====================================================================================================================================

@    Calculated based upon average shares outstanding.
^ Formerly Chase Vista Small Cap Equity Fund. The Fund changed its fiscal year end from October 31 to December 31.
#    Short periods have been annualized.

                       See notes to financial statements.

                                                                                        SMALL CAP GROWTH FUND^
                                                                   -----------------------------------------------------------------
                                                                         CLASS A                CLASS B               CLASS C
                                                                   -------------------   -------------------   ---------------------
                                                                   10/01/01   04/30/01** 10/01/01   04/30/01** 10/01/01   04/30/01**
                                                                    THROUGH    THROUGH    THROUGH    THROUGH    THROUGH    THROUGH
                                                                   12/31/01   09/30/01   12/31/01   09/30/01   12/31/01   09/30/01
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                                  $6.80      $9.20      $6.80      $9.20      $6.79      $9.20
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                                         (0.01)     (0.05)@    (0.02)     (0.08)@    (0.01)     (0.08)@
 Net gains or losses in securities (both realized and unrealized)      2.46      (2.35)      2.47      (2.32)      2.45      (2.33)
------------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                    2.45      (2.40)      2.45      (2.40)      2.44      (2.41)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                    --         --         --         --         --         --
 Distributions from capital gains                                        --         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                   --         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $9.25      $6.80      $9.25      $6.80      $9.23      $6.79
====================================================================================================================================
Total return                                                         36.03%    (26.09%)    36.03%    (26.09%)    35.94%    (26.20%)
Ratios/supplemental data:
 Net assets, end of period (millions)                                   $--!       $--!       $--!       $--!       $--!       $--!
Ratios to average net assets: #
 Net expenses                                                         1.54%      1.60%      2.35%      2.38%      2.35%      2.35%
 Net investment income                                               (1.27%)    (1.37%)    (2.09%)    (2.11%)    (2.11%)    (2.11%)
 Expenses without reimbursements                                     12.17%     11.04%     12.97%     12.16%     12.97%     10.97%
 Net investment income without reimbursements                       (11.90%)   (10.81%)   (12.71%)   (11.89%)   (12.73%)   (10.73%)
Portfolio turnover rate                                                 25%        71%        25%        71%        25%        71%
====================================================================================================================================

**   Commencement of offering of class of shares.
^    The Fund changed its fiscal year end from September 30 to December 31.
@    Calculated based on average shares outstanding.
#    Short periods have been annualized.
!    Amounts round to less than one million.

                       See notes to financial statements.

                                                                                        SMALL CAP GROWTH FUND^
                                                                   -----------------------------------------------------------------
                                                                                      INSTITUTIONAL                        SELECT**
                                                                   -----------------------------------------------------------------
                                                                   10/01/01              YEAR ENDED            11/14/97*  10/31/01
                                                                    THROUGH   ------------------------------    THROUGH    THROUGH
                                                                   12/31/01   09/30/01   09/30/00   09/30/99   09/30/98   12/31/01
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                                  $6.83     $15.12     $13.45      $9.47     $10.00      $7.77
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                                            --      (0.07)     (0.08)      0.08       0.08      (0.01)
 Net gains or losses in securities (both realized and unrealized)      2.49      (6.07)      4.34       4.28      (0.59)      1.54
====================================================================================================================================
 Total from investment operations                                      2.49      (6.14)      4.26       4.36      (0.51)      1.53
====================================================================================================================================
Distributions to shareholders from:
 Dividends from net investment income                                    --         --       0.04       0.09       0.02         --
 Distributions from net realized gain                                    --       2.15       2.55       0.29         --         --
====================================================================================================================================
 Total dividends and distributions                                       --       2.15       2.59       0.38       0.02         --
====================================================================================================================================
Net asset value, end of period                                        $9.32      $6.83     $15.12     $13.45      $9.47      $9.30
====================================================================================================================================
Total return                                                         36.46%    (45.44%)     36.33%    46.61%     (5.15%)     19.69%
Ratios/supplemental data:
 Net assets, end of period (millions)                                    $2         $2         $4         $2         $1        $--+
Ratios to average net assets: #
 Net expenses                                                         0.85%      0.85%      1.05%      1.35%      1.35%      1.10%
 Net investment income                                               (0.62%)    (0.53%)    (0.61%)    (0.68%)    (0.30%)    (0.88%)
 Expenses without waivers, reimbursements and earnings credits        6.66%      5.82%      5.47%     10.19%     13.84%      9.40%
 Net investment income without waivers, reimbursements
   and earnings credits                                              (6.43%)    (5.50%)    (5.03%)    (9.52%)   (12.79%)    (9.18%)
Portfolio turnover rate                                                 25%        71%        88%        71%        35%        25%
====================================================================================================================================

**   Commencement of offering of class of shares.
*    Commencement of operations.
#    Short periods have been annualized.
^^   The Fund changed its fiscal year end from September 30 to December 31.

                       See notes to financial statements.

                                                                                       DYNAMIC SMALL CAP FUND^
                                                                   -----------------------------------------------------------------
                                                                                              CLASS A
                                                                   -----------------------------------------------------------------
                                                                   11/01/01                        YEAR ENDED             05/19/97*
                                                                    THROUGH   -----------------------------------------    THROUGH
                                                                   12/31/01   10/31/01   10/31/00   10/31/99   10/31/98   10/31/97
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $14.21     $24.54     $15.98     $12.79     $13.85     $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                (0.03)     (0.24)     (0.22)@    (0.15)     (0.09)     (0.04)
 Net gains or losses in securities (both realized and unrealized)      1.54      (6.71)      8.78       3.34      (0.97)      3.89
------------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                    1.51      (6.95)      8.56       3.19      (1.06)      3.85
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                    --         --         --         --         --         --
 Distributions from capital gains                                        --       3.38         --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                     --       3.38         --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $15.72     $14.21     $24.54     $15.98     $12.79     $13.85
====================================================================================================================================
Total return (1)                                                     10.63%    (30.60%)    53.57%     24.94%     (7.65%)    38.50%
Ratios/supplemental data:
 Net assets, end of period (millions)                                  $125       $120       $154        $78        $62        $43
Ratios to average net assets: #
 Net Expenses                                                         1.50%      1.50%      1.50%      1.49%      1.50%      1.49%
 Net investment income                                               (1.21%)    (1.13%)    (0.99%)    (0.95%)    (0.91%)    (1.16%)
 Expenses without waivers, reimbursements and earnings credits        1.63%      1.64%      1.76%      1.89%      1.83%      2.38%
 Net investment income (loss) without waivers, reimbursements
   and earnings credits                                              (1.34%)    (1.27%)    (1.25%)    (1.35%)    (1.24%)    (2.05%)
Portfolio turnover rate                                                  8%        57%        87%        92%        68%         7%
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
@    Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
^ Formerly Chase Vista Small Cap Opportunities Fund. The Fund changed its fiscal year end from October 31 to December 31.
#    Short periods have been annualized.

                       See notes to financial statements.

                                                                                       DYNAMIC SMALL CAP FUND^
                                                                   -----------------------------------------------------------------
                                                                                              CLASS B
                                                                   -----------------------------------------------------------------
                                                                   11/01/01                        YEAR ENDED             05/19/97*
                                                                    THROUGH   -----------------------------------------   THROUGH
                                                                   12/31/01   10/31/01   10/31/00   10/31/99   10/31/98   10/31/97
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $13.72     $23.96     $15.71     $12.67     $13.81     $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                (0.04)     (0.23)     (0.40)@    (0.27)     (0.17)     (0.06)
 Net gains or losses in securities (both realized and unrealized)      1.48      (6.63)      8.65       3.31      (0.97)      3.87
------------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                    1.44      (6.86)      8.25       3.04      (1.14)      3.81
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                    --         --         --         --         --         --
 Distributions from capital gains                                        --       3.38         --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                     --       3.38         --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $15.16     $13.72     $23.96     $15.71     $12.67     $13.81
====================================================================================================================================
Total return (1)                                                     10.50%    (31.02%)    52.51%     23.99%     (8.25%)     38.10%
Ratios/supplemental data:
 Net assets, end of period (millions)                                   $72        $67       $110        $66        $57        $38
Ratios to average net assets: #
 Net Expenses                                                         2.12%      2.13%      2.20%      2.23%      2.24%      2.24%
 Net investment income                                                (1.83%)   (1.75%)    (1.69%)    (1.69%)    (1.65%)    (1.93%)
 Expenses without waivers, reimbursements and earnings credits        2.12%      2.14%      2.26%      2.39%      2.33%      2.88%
 Net investment income (loss) without waivers, reimbursements
   and earnings credits                                              (1.83%)    (1.76%)    (1.75%)    (1.85%)    (1.74%)    (2.57%)
Portfolio turnover rate                                                  8%        57%        87%        92%        68%         7%
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
@    Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
^ Formerly Chase Vista Small Cap Opportunities Fund. The Fund changed its fiscal year end from October 31 to December 31.
#    Short periods have been annualized.

                       See notes to financial statements.

                                                                                       DYNAMIC SMALL CAP FUND^
                                                                   -----------------------------------------------------------------
                                                                                              CLASS C
                                                                   -----------------------------------------------------------------
                                                                   11/01/01                   YEAR ENDED                  01/07/01**
                                                                    THROUGH   -----------------------------------------    THROUGH
                                                                   12/31/01      10/31/01      10/31/00      10/31/99     10/31/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $13.70        $23.93        $15.69        $12.66       $13.17
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                (0.04)        (0.23)        (0.35)@       (0.26)       (0.08)
 Net gains or losses in securities (both realized and unrealized)      1.47         (6.62)         8.59          3.29        (0.43)
------------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                    1.43         (6.85)         8.24          3.03        (0.51)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                    --            --            --            --           --
 Distributions from capital gains                                        --          3.38            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                     --          3.38            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $15.13        $13.70        $23.93        $15.69       $12.66
====================================================================================================================================
Total return (1)                                                     10.44%       (31.02%)       52.52%        23.93%       (3.87%)
Ratios/supplemental data:
 Net assets, end of period (millions)                                   $11           $10           $14            $6           $5
Ratios to average net assets: #
 Net Expenses                                                         2.12%         2.13%         2.20%         2.23%        2.24%
 Net investment income                                               (1.83%)       (1.76%)       (1.69%)       (1.69%)      (1.55%)
 Expenses without waivers, reimbursements and earnings credits        2.12%         2.14%         2.26%         2.39%        2.29%
 Net investment income (loss) without waivers, reimbursements
   and earnings credits                                              (1.83%)       (1.77%)       (1.75%)       (1.85%)      (1.60%)
Portfolio turnover rate                                                  8%           57%           87%           92%          68%
------------------------------------------------------------------------------------------------------------------------------------

**   Commencement of offering class of shares.
@    Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any deferred sales load.
^ Formerly Chase Vista Small Cap Opportunities Fund. The Fund changed its fiscal year end from October 31 to December 31.
#    Short periods have been annualized.
+    Amounts round to less than one million.
& Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

                       See notes to financial statements.

                                                                                              DYNAMIC SMALL CAP FUND^
                                                                                ---------------------------------------------------
                                                                                                       SELECT
                                                                                ---------------------------------------------------
                                                                                11/01/01             YEAR ENDED          04/15/99**
                                                                                 THROUGH   ---------------------------    THROUGH
                                                                                12/31/01      10/31/01      10/31/00     10/31/99
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                              $14.37        $24.65        $15.98       $14.11
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                             (0.02)        (0.21)        (0.13)@      (0.05)
 Net gains or losses in securities (both realized and unrealized)                   1.54         (6.69)         8.80         1.92
-----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                                 1.52         (6.90)         8.67         1.87
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                                 --            --            --           --
 Distributions from capital gains                                                     --          3.38            --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                                  --          3.38            --           --
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                   $15.89        $14.37        $24.65       $15.98
===================================================================================================================================
Total return (1)                                                                  10.58%       (30.20%)       54.26%       13.25%
Ratios/supplemental data:
 Net assets, end of period (millions)                                                 $8           $--+          $--+         $--+
Ratios to average net assets: #
 Net Expenses                                                                      1.10%         1.12%         1.10%         1.91%
 Net investment income                                                            (0.82%)       (0.76%)       (0.59%)      (0.96%)
 Expenses without waivers, reimbursements and earnings credits                    10.33%        12.21%&       15.48%&      34.70%&
 Net investment income (loss) without waivers, reimbursements
   and earnings credits                                                          (10.05%)      (11.86%)&     (14.97%)&    (33.75%)&
Portfolio turnover rate                                                               8%           57%           87%          92%
-----------------------------------------------------------------------------------------------------------------------------------

**   Commencement of offering class of shares.
@    Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any deferred sales load.
^ Formerly Chase Vista Small Cap Opportunities Fund. The Fund changed its fiscal year end from October 31 to December 31.
#    Short periods have been annualized.
+    Amounts round to less than one million.
& Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

                       See notes to financial statements.

                                                                                       U.S. SMALL COMPANY FUND^
                                                                   -----------------------------------------------------------------
                                                                                            INSTITUTIONAL
                                                                   -----------------------------------------------------------------
                                                                   06/01/01                        YEAR ENDED
                                                                    THROUGH   ------------------------------------------------------
                                                                   12/31/01   05/31/01   05/31/00   05/31/99   05/31/98   05/31/97
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                                 $13.34     $15.11     $11.98     $15.30     $14.09     $13.97
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                 0.05       0.08       0.04       0.08       0.09       0.10
 Net gains or losses in securities (both realized and unrealized)     (0.78)      0.03       3.10      (1.83)      3.04       1.07
------------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                   (0.73)      0.11       3.14      (1.75)      3.13       1.17
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                  0.04       0.09       0.01       0.08       0.08       0.13
 Distributions from capital gains                                        --       1.79         --       1.49       1.84       0.92
------------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                   0.04       1.88       0.01       1.57       1.92       1.05
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $12.57     $13.34     $15.11     $11.98     $15.30     $14.09
====================================================================================================================================
Total return                                                         (5.50%)     0.94%     26.23%    (10.79%)    23.55%      9.44%
Ratios/supplemental data:
 Net assets, end of period (millions)                                  $269       $410       $358       $345       $420       $402
Ratios to average net assets: #
 Net expenses                                                         0.82%      0.82%      0.80%      0.80%      0.80%      0.80%
 Net investment income                                                0.57%      0.54%      0.26%      0.55%      0.55%      0.81%
 Expenses without waivers, reimbursements and earnings credits        0.86%      0.82%      0.82%      0.85%      0.85%      0.85%
 Net investment income without waivers, reimbursements
   and earnings credits                                               0.53%      0.54%      0.24%      0.50%      0.50%      0.76%
Portfolio turnover rate -                                               48%       110%       104%       104%        96%        98%
------------------------------------------------------------------------------------------------------------------------------------

^ Formerly J.P. Morgan Institutional U.S. Small Company Fund. The Fund changed its fiscal year end from May 31 to December 31.
#    Short periods have been annualized.
- Prior to September 10, 2001, USSCF invested all of its investible assets in The U.S. Small Company Portfolio ("USSCP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USSCP.

                       See notes to financial statements.

                                                                                       U.S. SMALL COMPANY FUND
                                                                   -----------------------------------------------------------------
                                                                                               SELECT^+
                                                                   -----------------------------------------------------------------
                                                                   06/01/01                        YEAR ENDED
                                                                    THROUGH   ------------------------------------------------------
                                                                   12/31/01   05/31/01   05/31/00   05/31/99   05/31/98   05/31/97
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                                 $13.43     $14.45     $11.49     $14.76     $13.89     $13.97
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                 0.04@      0.05         --       0.04       0.06       0.10
 Net gains or losses in securities (both realized and unrealized)     (0.79)      0.04       2.97      (1.76)      2.97       1.07
------------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                   (0.75)      0.09       2.97      (1.72)      3.03       1.17
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                  0.05       0.03       0.01       0.04       0.07       0.11
 Distributions from capital gains                                      0.06       1.08         --       1.51       2.09       1.14
------------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                   0.11       1.11       0.01       1.55       2.16       1.25
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $12.57     $13.43     $14.45     $11.49     $14.76     $13.89
====================================================================================================================================
Total return                                                          (5.56)%    0.75%     25.90%    (10.95%)    23.37%      9.49%
Ratios/supplemental data:
 Net assets, end of period (millions)                                  $286       $296       $285       $187       $262       $238
Ratios to average net assets: #
 Net expenses                                                         1.01%      1.01%      1.00%      1.02%      0.97%      0.90%
 Net investment income                                                0.39%      0.35%      0.05%      0.34%      0.39%      0.71%
 Expenses without waivers, reimbursements and earnings credits        1.04%      1.01%      1.00%      1.02%      1.03%      1.03%
 Net investment income without waivers, reimbursements
   and earnings credits                                               0.36%      0.35%      0.05%      0.34%      0.33%      0.58%
Portfolio turnover rate -                                               48%       110%       104%       104%        96%        98%
------------------------------------------------------------------------------------------------------------------------------------

^ Formerly J.P. Morgan U.S. Small Company Fund. The Fund changed its fiscal year end from May 31 to December 31.
+ Prior to open of business on September 10, 2001, the class underwent a split of shares in connection with the Fund reorganization as described in
     Note 2. Prior periods have been restated to reflect the split.
#    Short periods have been annualized.
- Prior to September 10, 2001, USSCF invested all of its investible assets in The U.S. Small Company Portfolio ("USSCP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USSCP.
@    Calculated based on average shares outstanding.

                       See notes to financial statements.

                                                                                       U.S. SMALL COMPANY OPPORTUNITIES FUND^
                                                                              ------------------------------------------------------
                                                                                                     SELECT
                                                                              ------------------------------------------------------
                                                                              06/01/01             YEAR ENDED             06/16/97*
                                                                               THROUGH   ------------------------------    THROUGH
                                                                              12/31/01   05/31/01   05/31/00   05/31/99   05/31/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                                            $12.19     $15.90     $12.17     $12.57     $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                           (0.04)     (0.07)        --      (0.01)     (0.02)
 Net gains or losses in securities (both realized and unrealized)                (1.67)     (2.29)      3.73      (0.08)      2.59
------------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                              (1.71)     (2.36)      3.73      (0.09)      2.57
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Distributions from capital gains                                                   --       1.35         --       0.31         --
------------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                                --       1.35         --       0.31         --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $10.48     $12.19     $15.90     $12.17     $12.57
====================================================================================================================================
Total return                                                                   (14.03%)   (15.51%)    30.65%     (0.49%)     25.70%
Ratios/supplemental data:
 Net assets, end of period (millions)                                             $195       $339       $529       $286       $189
Ratios to average net assets: #
 Net expenses                                                                    1.02%      0.99%      0.99%      1.07%      1.19%
 Net investment income                                                          (0.50%)    (0.35%)    (0.47%)    (0.42%)    (0.37%)
 Expenses without waivers, reimbursements and earnings credits                   1.07%      0.99%      0.99%      1.07%      1.25%
 Net investment income without waivers, reimbursements and earnings credits     (0.55%)    (0.35%)    (0.47%)    (0.42%)    (0.43%)
Portfolio turnover rate -                                                          55%       117%       132%       116%        73%
------------------------------------------------------------------------------------------------------------------------------------

^ Formerly J.P. Morgan U.S. Small Company Opportunities Fund. The Fund changed its fiscal year end from May 31 to December 31.
*    Commencement of operations.
#    Short periods have been anualized.
- Prior to September 10, 2001, USSCOF invested all of its investible assets in The U.S. Small Company Opportunities Portfolio ("USSCOP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USSCOP.

                       See notes to financial statements.

JPMorgan FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of Mutual Fund Investment Trust, The Fleming Mutual Fund Group, Mutual Fund Group, J.P. Morgan Institutional Funds, J.P. Morgan Series Trust and J.P. Morgan Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Balanced Fund, JPMorgan Core Equity Fund, JPMorgan Equity Growth Fund, JPMorgan Equity Income Fund, JPMorgan Mid Cap Growth Fund (separate portfolios of Mutual Fund Investment Trust), JPMorgan Mid Cap Value Fund, JPMorgan Small Cap Growth Fund (separate portfolios of The Fleming Mutual Fund Group), JPMorgan Capital Growth Fund, JPMorgan Growth and Income Fund, JPMorgan Dynamic Small Cap Fund, JPMorgan Small Cap Equity Fund (separate portfolios of Mutual Fund Group), JPMorgan U.S. Equity Fund, JPMorgan U.S. Small Company Fund, JPMorgan Disciplined Equity Fund, JPMorgan Diversified Fund (separate portfolios of J.P. Morgan Institutional Funds), JPMorgan Smart Index Fund, JPMorgan Disciplined Equity Value Fund (separate portfolios of the J.P. Morgan Series Trust) and JPMorgan U.S. Small Company Opportunities Fund (separate portfolio of the J.P. Morgan Funds), hereafter referred to as the "Funds" at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, (for JPMorgan Mid Cap Value Fund and JPMorgan Small Cap Growth Fund, for the three months ended December 31, 2001 and the year ended September 30, 2001), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statement of changes in net assets for JPMorgan Mid Cap Value Fund and JPMorgan Small Cap Growth Fund for the year ended September 30, 2000 and the financial highlights for each of the three years in the period ended September 30, 2000 were audited by other independent accountants whose report dated November 15, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
February 22, 2002

                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- 95.8%
--------------------------------------------------------------------------------
                Common Stocks-- 95.8%
                ---------------------
                AEROSPACE-- 0.9%
       387      Boeing Co.                                           $    15,008

                AUTOMOTIVE-- 2.4%
     1,601      Ford Motor Co.                                            25,167
       282      General Motors Corp.                                      13,720
                                                                     -----------
                                                                          38,887

                BANKING-- 4.7%
       274      Bank of America Corp.                                     17,248
       383      Bank of New York Co., Inc.                                15,626
       975      Wells Fargo & Co.                                         42,364
                                                                     -----------
                                                                          75,238

                CHEMICALS-- 1.8%
       346      Dow Chemical Co.                                          11,685
       383      E.I. DuPont de Nemours Co.                                16,294
                                                                     -----------
                                                                          27,979

                COMPUTER SOFTWARE-- 1.2%
       564      Computer Associates International, Inc.                   19,452

                COMPUTERS/COMPUTER HARDWARE-- 1.1%
       200      Hewlett-Packard Co.                                        4,108
       106      International Business Machines Corp.                     12,822
                                                                     -----------
                                                                          16,930

                CONSUMER PRODUCTS-- 3.5%
       978      Philip Morris Companies, Inc.                             44,828
       146      Procter & Gamble Co.                                      11,553
                                                                     -----------
                                                                          56,381

                DIVERSIFIED-- 4.1%
       800      General Electric Co.                                      32,076
       574      Tyco International LTD (Bermuda)                          33,809
                                                                     -----------
                                                                          65,885

                ELECTRONICS/ELECTRICAL EQUIPMENT-- 0.5%
       140      Emerson Electric Co.                                       7,994

                FINANCIAL SERVICES-- 14.1%
       638      American Express Co.                                      22,770
     1,961      Citigroup, Inc.                                           99,006
       313      Fannie Mae                                                24,907
       560      Merrill Lynch & Co., Inc.                                 29,187
       671      Morgan Stanley Dean Witter & Co.                          37,513
       189      State Street Corp.                                         9,865
                                                                     -----------
                                                                         223,248

                FOOD/BEVERAGE PRODUCTS-- 4.5%
       500      Anheuser-Busch Companies, Inc.                            22,605
       390      PepsiCo, Inc.                                             18,989
       678      Sysco Corp.                                               17,777
       200      Unilever NV, N.Y. Registered Shares (Netherlands)         11,522
                                                                     -----------
                                                                          70,893

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                INSURANCE-- 4.1%
       473      American International Group, Inc.                   $    37,591
       264      Marsh & McLennan Companies, Inc.                          28,335
                                                                     -----------
                                                                          65,926

                MACHINERY & ENGINEERING EQUIPMENT-- 2.8%
       600      Caterpillar, Inc.                                         31,350
       375      Dover Corp.                                               13,901
                                                                     -----------
                                                                          45,251

                MANUFACTURING-- 0.8%
       353      Honeywell International, Inc.                             11,938

                METALS/MINING-- 0.9%
       419      Alcoa, Inc.                                               14,903

                MULTI-MEDIA-- 4.2%
       344      AOL Time Warner, Inc. *                                   11,042
     1,013      The Walt Disney Co.                                       20,989
       771      Viacom, Inc., Class B *                                   34,048
                                                                     -----------
                                                                          66,079

                OIL & GAS-- 15.5%
       603      ChevronTexaco Corp.                                       54,024
     2,567      Exxon Mobil Corp.                                        100,871
       258      GlobalSantaFe Corp.                                        7,358
       450      Halliburton Co.                                            5,895
       200      Noble Drilling Corp. *                                     6,808
     1,077      Royal Dutch Petroleum Co., N.Y.
                 Registered Shares (Netherlands)                          52,814
       303      Schlumberger LTD                                          16,650
                                                                     -----------
                                                                         244,420

                PAPER/FOREST PRODUCTS-- 3.3%
       470      International Paper Co.                                   18,982
       308      Weyerhaeuser Co.                                          16,657
       335      Willamette Industries, Inc.                               17,460
                                                                     -----------
                                                                          53,099

                PHARMACEUTICALS-- 4.3%
       436      Abbott Laboratories                                       24,307
       256      American Home Products Corp.                              15,708
       333      Pfizer, Inc.                                              13,270
       343      Pharmacia Corp.                                           14,613
                                                                     -----------
                                                                          67,898

                RESTAURANTS/FOOD SERVICES-- 0.6%
       340      McDonald's Corp.                                           9,000

                RETAILING-- 3.7%
       620      Limited, Inc.                                              9,126
       360      May Department Stores Co.                                 13,313
       868      Target Corp.                                              35,632
                                                                     -----------
                                                                          58,071

                       See notes to financial statements.

As of December 31, 2001
(Amounts in Thousands)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                SEMI-CONDUCTORS-- 3.3%
       394      Altera Corp. *                                       $     8,361
       432      Applied Materials, Inc. *                                 17,322
       350      Intel Corp.                                               11,008
       591      Texas Instruments, Inc.                                   16,548
                                                                     -----------
                                                                          53,239

                TELECOMMUNICATIONS-- 9.5%
       719      AT&T Corp.                                                13,045
       231      AT&T Wireless Services, Inc. *                             3,325
     1,109      BellSouth Corp.                                           42,308
       786      SBC Communications, Inc.                                  30,780
     1,291      Verizon Communications, Inc.                              61,291
                                                                     -----------
                                                                         150,749

                TELECOMMUNICATIONS EQUIPMENT-- 1.1%
     1,054      Motorola, Inc.                                            15,831
       297      Nortel Networks Corp. (Canada)                             2,228
                                                                     -----------
                                                                          18,059

                UTILITIES-- 2.9%
       202      Dominion Resources, Inc.                                  12,140
       568      Duke Energy Corp.                                         22,300
       260      TXU Corp.                                                 12,259
                                                                     -----------
                                                                          46,699
--------------------------------------------------------------------------------
                Total Long-Term Investments                            1,523,226
                (Cost $1,457,225)
--------------------------------------------------------------------------------
      SHORT-TERM INVESTMENT-- 4.2%
--------------------------------------------------------------------------------
                Money Market Fund-- 4.2%
                ------------------------
    66,275      JPMorgan Prime Money Market Fund (a)                      66,275
                (Cost $66,275)
--------------------------------------------------------------------------------
                Total Investments-- 100.0%                            $1,589,501
                (Cost $1,523,500)
--------------------------------------------------------------------------------

INDEX:

*    -- Non-income producing security.
(a) -- Affiliated Money Market Fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.

                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

(Amounts in Thousands)

--------------------------------------------------------------------------------
ASSETS:
  Investment securities, at value                                   $1,589,501
  Cash                                                                       1
  Receivables:
    Dividends and interest                                               1,379
    Due from Advisor                                                        11
--------------------------------------------------------------------------------
        Total Assets                                                 1,590,892
--------------------------------------------------------------------------------
LIABILITIES:
  Accrued liabilities:
    Investment advisory fees                                               538
    Administration fees                                                     67
    Trustees' fees                                                         249
    Other                                                                   78
--------------------------------------------------------------------------------
        Total Liabilities                                                  932
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
BENEFICIAL INTERESTS                                                $1,589,960
--------------------------------------------------------------------------------
Cost of investments                                                 $1,523,500
================================================================================

                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
STATEMENT OF OPERATIONS
For the periods indicated

(Amounts in Thousands)

                                                                        11/01/01        YEAR
                                                                         THROUGH        ENDED
                                                                        12/31/01      10/31/01
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                             $  4,891     $  31,351
  Interest                                                                    --         4,174
  Dividend income from affiliated investments*                               213            53
  Foreign taxes withheld                                                     (23)         (260)
------------------------------------------------------------------------------------------------
    Total investment income                                                5,081        35,318
------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                                                 1,060         7,466
  Administration fees                                                        133           933
  Custodian fees                                                              13            93
  Accounting fees                                                              7            47
  Professional fees                                                            4            34
  Trustees' fees                                                               1           162
  Other                                                                       15            77
------------------------------------------------------------------------------------------------
    Total expenses                                                         1,233         8,812
------------------------------------------------------------------------------------------------
  Less expense reimbursements                                                 --           128
------------------------------------------------------------------------------------------------
    Net expenses                                                           1,233         8,684
------------------------------------------------------------------------------------------------
       Net investment income                                               3,848        26,634
================================================================================================
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions                     17,644       (10,366)
  Change in net unrealized appreciation/depreciation on investments       87,293      (441,285)
================================================================================================
  Net realized and unrealized gain (loss) on investment transactions     104,937      (451,651)
================================================================================================
  Net increase (decrease) in net assets from operations                 $108,785     $(425,017)
================================================================================================
*Includes reimbursements of investment advisory, administrative and
shareholder servicing fees:                                             $     16     $       3

                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
STATEMENT OF CHANGES
For the periods indicated

(Amounts in Thousands)

                                                            11/01/01        YEAR          YEAR
                                                             THROUGH        ENDED         ENDED
                                                            12/31/01      10/31/01      10/31/00
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
  Net investment income                                   $    3,848    $   26,634     $  25,025
  Net realized gain (loss) on investments transactions        17,644       (10,366)      322,821
  Change in net unrealized appreciation/depreciation
  of investments                                              87,293      (441,285)     (123,018)
-------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
   from operations                                           108,785      (425,017)      224,828
-------------------------------------------------------------------------------------------------
TRANSACTIONS IN INVESTORS'
BENEFICIAL INTEREST
  Contributions                                               26,774       206,437       147,832
  Withdrawls                                                 (64,930)     (469,439)     (789,064)
-------------------------------------------------------------------------------------------------
   Net decrease from transactions in
   investors' beneficial interest                            (38,156)     (263,002)     (641,232)
-------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                  70,629      (688,019)     (416,404)
  NET ASSETS:
  Beginning of period                                      1,519,331     2,207,350     2,623,754
-------------------------------------------------------------------------------------------------
  End of period                                           $1,589,960    $1,519,331    $2,207,350
=================================================================================================

                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Growth and Income Portfolio ("GIP") (the "Portfolio") is separately registered under the Investment Company Act of 1940, as amended, as a non-diversified, open end management investment company organized as a trust under the laws of the State of New York. The declaration of trust permits the Trustees to issue beneficial interests in the the Portfolio. The GIP commenced operations on November 19, 1993.

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
PORTFOLIO:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and ask quotations. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

B. REPURCHASE AGREEMENTS -- It is the Portfolio's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Portfolio's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited.

C. FUTURES CONTRACTS -- When the Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

Index futures contracts are used to control the asset mix of the Portfolio in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly. Use of long futures contracts subject the Portfolio to risk of loss up to the nominal value of the contract. Use of short futures contracts subject the Portfolio to unlimited losses.

The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade. As of December 31, 2001, the Portfolio had no outstanding futures contracts.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

E. FEDERAL INCOME TAXES -- The Portfolio intends to continue to qualify as a partnership and therefore net investment income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolio. The investors in the Portfolio must take into account their proportionate share of the Portfolio's income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio does not intend to distribute to investors its net investment income or its net realized gains, if any. It is intended that the Portfolio will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

F. EXPENSES -- Expenses directly attributable to the Portfolio are charged to that Portfolio; other expenses are allocated on another reasonable basis.

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to an Investment Advisory Agreement, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") (formerly Chase Fleming Asset Management (USA) Inc.,) acts as the investment adviser to the Portfolio. JPMFAM is a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. ("JPMC"). As investment adviser, JPMFAM supervises the investments of the Portfolio and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.40% of the Portfolio's average daily net assets.

The Portfolio may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to the Portfolio's investment in an affiliated money market fund.

B. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, JPMorgan Chase Bank ("JPMCB" or "Administrator"), also a direct wholly-owned subsidiary of JPMC, provides certain administration services to the Portfolio. In consideration of these services the Administrator receives from the Portfolio a fee computed at the annual rate equal to 0.05% of the Portfolio's average daily net assets.

C. CUSTODIAN FEES -- JPMCB, as Custodian, provides safekeeping services for the Portfolio's securities. Compensation for such services is presented in the Statement of Operations as custodian fees. In addition, custodian fees are subject to reduction by credits earned by the Portfolio, based on cash balances held by Chase as custodian. Such earnings credits are presented separately in the Statement of Operations.

3. INVESTMENT TRANSACTIONS

For the period from November 1, 2001 to December 31, 2001, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                                                                   GIP
   ---------------------------------------------------------------------
   Purchases (excluding U.S. Government)                        $    --
   Sales (excluding U.S. Government)                             67,881

4. FEDERAL INCOME TAX MATTERS

At December 31, 2001, the net unrealized appreciation from investments (based on cost for federal income tax purposes)was $64,009 (in thousands). The difference between book and tax unrealized appreciation and depreciation is primarily due to wash sale loss deferrals. The affect on each feeder fund will depend on the portions of the master held by each feeder at the time of their reversal.

                                                                 GIP
   ---------------------------------------------------------------------
   Aggregate cost                                            $1,525,491
   ---------------------------------------------------------------------
   Gross unrealized appreciation                             $  226,024
   Gross unrealized depreciation                               (162,015)
   ---------------------------------------------------------------------
   Net unrealized depreciation                               $   64,009

5. CONCENTRATIONS

As of December 31, 2001, GIP invested 18.8% of its portfolio in securities issued by financial companies. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial sector.

As of December 31, 2001, GIP invested 15.5% of its portfolio in securities issued by energy sector institutions including oil and gas companies.

6. BANK BORROWINGS

The Portfolio may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Portfolio's total assets must be repaid before the Portfolio may make additional investments. The Portfolio has entered into an agreement, enabling it to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Portfolio also pays commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated, on a pro-rata basis to the funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand. This agreement will expire on April 4, 2002.

The Portfolio had no borrowings outstanding at December 31, 2001, nor at any point during the year then ended.

7. CORPORATE EVENT

On November 10, 2001, The Chase Manhattan Bank and Morgan Guaranty Trust Company of New York merged to form JPMorgan Chase Bank.

GROWTH AND INCOME PORTFOLIO
SUPPLEMENTARY DATA

SUPPLEMENTARY DATA

                                                                           11/1/01                     YEAR ENDED
                                                                           THROUGH  ------------------------------------------------
                                                                          12/31/01  10/31/01  10/31/00  10/31/99  10/31/98  10/31/97
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets
 Expenses                                                                    0.46%     0.47%     0.47%     0.47%     0.47%     0.47%
 Net Investment Income                                                       1.45%     1.43%     1.05%     1.20%     1.21%     1.61%
 Expenses without Reimbursements                                             0.46%     0.48%     0.47%     0.47%     0.47%     0.47%
 Net Investment Income without Reimbursements                                1.45%     1.42%     1.05%     1.20%     1.21%     1.61%
Portfolio Turnover                                                              0%       12%       30%      125%      113%       62%
Total Return                                                                  7.1%   (18.7%)      9.1%     14.1%      8.7%     30.7%
------------------------------------------------------------------------------------------------------------------------------------
 The Portfolio changed its fiscal year end from October 31 to December 31.

                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Beneficial Unit Holders of
Growth and Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Growth and Income Portfolio (the "Portfolio") at December 31, 2001, the results of its operations, the changes in its net assets and the supplementary data for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
February 22, 2002

JPMorgan FUNDS

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the JPMorgan Funds complex.

NAME,                       POSITIONS      TERM OF OFFICE   PRINCIPAL                NUMBER OF PORT-       OTHER
CONTACT ADDRESS             HELD WITH      AND LENGTH OF    OCCUPATIONS              FOLIOS IN JP MORGAN   DIRECTORSHIPS
AND AGE                     EACH           TIME SERVED      DURING PAST              FUND COMPLEX          HELD OUTSIDE
                            JP MORGAN                       5 YEARS                  OVERSEEN BY           JP MORGAN FUND
                            TRUST                                                    TRUSTEE               COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustee(s)
-------------------------
William J. Armstrong;       Trustee        since 1988       Retired; formerly        79                    None
522 Fifth Avenue,                                           Vice President
New York, NY 10036;                                         and Treasurer,
Age 60                                                      Ingersoll-Rand
                                                            Company

Roland R. Eppley, Jr.;      Trustee        since 1989       Retired; formerly        79                    Director of Janel
522 Fifth Avenue,                                           President and                                  Hydraulics
New York, NY 10036;                                         Chief Executive
Age 69                                                      Officer, Eastern
                                                            States Bankcard
                                                            Association , Inc.

Ann Maynard Gray;           Trustee        since 2001       Former President,        79                    Director of Duke
522 Fifth Avenue,                                           Diversified Publishing                         Energy Corporation and
New York, NY 10036;                                         Group and Vice                                 Elan Corporation, plc
Age 56                                                      President Capital
                                                            Cities/ABC, Inc.

Matthew Healey;             Trustee and    since 2001                                79                    None
522 Fifth Avenue,           President of
New York, NY 10036;         the Board of
Age 64                      Trustees

Fergus Reid, III;           Trustee and    since 1985       Chairman and Chief       79                    Trustee of Morgan
522 Fifth Avenue,           Chairman of                     Executive Officer,                             Stanley Funds
New York, NY 10036;         the Board of                    Lumelite Corporation
Age 69                      Trustees

James J. Schonbachler;      Trustee        since 2001       Retired; formerly        79                    None
522 Fifth Avenue,                                           Managing Director,
New York, NY 10036;                                         Bankers Trust
Age 58                                                      Company

H. Richard Vartabedian;     Trustee        since 1992       Investment Manage-       79                    None
522 Fifth Avenue,                                           ment Consultant;
New York, NY 10036;                                         formerly Senior
Age 65                                                      Investment Officer,
                                                            Division Executive of
                                                            Investment Manage-
                                                            ment Division of The
                                                            Chase Manhattan
                                                            Bank

Interested Trustee(s)
---------------------
Leonard M. Spalding*        Trustee        since 1998       Retired; formerly        79                    None
522 Fifth Avenue,                                           President and Chief
New York, NY 10036;                                         Executive Officer of
Age 66                                                      Vista Capital Man-
                                                            agement and
                                                            formerly Chief
                                                            Investment Executive
                                                            of the Chase
                                                            Manhattan Private
                                                            Bank

* Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of JP Morgan Chase & Co.

NAME,                       POSITIONS            TERM OF OFFICE   PRINCIPAL
CONTACT ADDRESS             HELD WITH            AND LENGTH OF    OCCUPATIONS
AND AGE                     EACH                 TIME SERVED      DURING PAST
                            JP MORGAN TRUST                       5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
George Gatch;               President            since 2001       Managing Director, J.P. Morgan Investment Management, Inc.
522 Fifth Avenue,                                                 and head of JPMorgan Fleming's U.S. Mutual Funds and
New York, NY 10036;                                               Financial Intermediaries Business
Age 39

David Wezdenko;             Treasurer            since 2001       Vice President, J.P. Morgan Investment Management, Inc. and
522 Fifth Avenue,                                                 Chief Operating Officer for JPMorgan Fleming's U.S. Mutual
New York, NY 10036;                                               Funds and Financial Intermediaries Business
Age 38

Sharon Weinberg;            Secretary            since 2001       Vice President, J.P. Morgan Investment Management, Inc. and
522 Fifth Avenue,                                                 head of Business and Product Strategy for JPMorgan Fleming's
New York, NY 10036;                                               U.S. Mutual Funds and Financial Intermediaries Business
Age 42

Michael Moran;              Vice President and   since 2001       Vice President, J.P. Morgan Investment Management, Inc. and
522 Fifth Avenue,           Assistant Treasurer                   Chief Financial Officer for JPMorgan Fleming's U.S. Mutual
New York, NY 10036;                                               Funds and Financial Intermediaries Business
Age 32

Stephen Ungerman;           Vice President and   since 2001       Vice President, J.P. Morgan Investment Management, Inc., Head
522 Fifth Avenue,           Assistant Treasurer                   of the Fund Service Group within Fund Administration, formerly
New York, NY 10036;                                               Tax Director and Co-head of Fund Administration, Prudential
Age 48                                                            Insurance Co. and formerly Assistant Treasurer of mutual funds,
                                                                  Prudential Insurance Co.

Judy R. Bartlett;           Vice President and   since 2001       Vice President and Assistant General Counsel, J.P. Morgan
522 Fifth Avenue,           Assistant Secretary                   Investment Management, Inc., formerly attorney and Assistant
New York, NY 10036;                                               Secretary, Mainstay Funds and formerly associate at law firm of
Age 36                                                            Willkie, Farr & Gallagher

Joseph J. Bertini;          Vice President and   since 2001       Vice President and Assistant General Counsel, J.P. Morgan
522 Fifth Avenue,           Assistant Secretary                   Investment Management, Inc. and formerly attorney in the
New York, NY 10036;                                               Mutual Fund Group, SunAmerica Asset Management, Inc.
Age 36

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-348-4782.

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A Special Meeting of Shareholders was held on January 26, 2001 at One Chase Square, Rochester, New York 14643 for purposes of approving an Agreement and Plan of Reorganization (the "Reorganization Plan") between the following series of Mutual Fund Group and Mutual Fund Investment Trust:

   ACQUIRING FUND:                         TARGET FUND:
--------------------------------------------------------------------------------
   Chase Balanced Fund                     Chase Vista Balanced Fund
   Chase Equity Income Fund                Chase Vista Equity Income Fund
   Chase Core Equity Fund                  Chase Vista Core Equity Fund
   Chase Equity Growth Fund                Chase Vista Equity Growth Fund
   Chase Vista Small Cap Equity Fund       Chase Small Capitalization Fund

Under the Reorganization Plan, the Target Funds would transfer all of their assets and liabilities to the Acquiring Funds in a tax-free reorganization. In exchange, shareholders of the Target Funds would receive shares of the Acquiring Funds with a value equal to their respective holdings in the Target Funds. A majority of shareholders of Chase Vista Balanced Fund, Chase Vista Equity Income Fund, Chase Vista Core Equity Fund, Chase Vista Equity Growth Fund and Chase Small Capitalization Fund, respectively, approved the Reorganization Plan by the following votes:

                 CHASE VISTA BALANCED FUND     CHASE VISTA EQUITY INCOME FUND
--------------------------------------------------------------------------------
   For                   3,914,594                        1,740,480
   Against                113,082                          40,579
   Abstain                145,011                          114,337
               CHASE VISTA CORE EQUITY FUND    CHASE VISTA EQUITY GROWTH FUND
--------------------------------------------------------------------------------
   For                   3,032,351                        3,128,526
   Against                56,951                           63,908
   Abstain                188,725                          232,521
              CHASE SMALL CAPITALIZATION FUND
--------------------------------------------------------------------------------
   For                   2,072,567
   Against                54,341
   Abstain                47,126

A Special Meeting of Shareholders was held on July 3, 2001 and July 25, 2001 at 1211 Avenue of the Americas, New York, New York for purposes of approving an Agreement and Plan of Reorganization (the "Reorganization Plan") between the following series of Mutual Fund Group, J.P. Morgan Funds and J.P. Morgan Institutional Funds:

   ACQUIRING FUND:                                     TARGET FUND:
----------------------------------------------------------------------------------------------------
   J.P. Morgan Institutional Diversified Fund          J.P. Morgan Diversified Fund
   J.P. Morgan Institutional Disciplined Equity Fund   J.P. Morgan Disciplined Equity Fund
   J.P. Morgan Institutional U.S. Equity Fund          J.P. Morgan U.S. Equity Fund
                                                       J.P. Morgan U.S. Equity Fund-- Advisor Series
                                                       JPMorgan Large Cap Equity Fund
   J.P. Morgan Institutional U.S. Small Company Fund   J.P. Morgan U.S. Small Company Fund

Under the Reorganization Plan, the Target Funds would transfer all of their assets and liabilities to the Acquiring Funds in a tax-free reorganization. In exchange, shareholders of the Target Funds would receive shares of the Acquiring Funds with a value equal to their respective holdings in the Target Funds. A majority of shareholders of J.P. Morgan Diversified Fund, J.P. Morgan Disciplined Equity Fund, J.P. Morgan U.S. Equity Fund, J.P. Morgan U.S. Equity Fund -- Advisor Series, JPMorgan Large Equity Fund and J.P. Morgan U.S. Small Company Fund, respectively, approved the Reorganization Plan by the following votes:

             J.P. MORGAN DIVERSIFIED           J.P. MORGAN DISCIPLINED EQUITY
                       FUND                                 FUND
--------------------------------------------------------------------------------
   For              122,823,386                          48,919,931
   Against           3,842,209                             716,533
   Abstain           1,128,716                            1,086,056
             J.P. MORGAN U.S. EQUITY           J.P. MORGAN U.S. EQUITY FUND--
                       FUND                             ADVISOR SERIES
--------------------------------------------------------------------------------
   For              159,346,344                           2,401,668
   Against           2,124,486                               --
   Abstain           4,200,432                               --
            JPMORGAN LARGE CAP EQUITY          J.P. MORGAN U.S. SMALL COMPANY
                       FUND                                 FUND
--------------------------------------------------------------------------------
   For               4,984,611                           119,360,006
   Against            20,233                              1,712,963
   Abstain            54,250                              1,295,588

TAX LETTER (UNAUDITED)

JPMorgan Balanced Fund                   JPMorgan SmartIndex(TM) Fund
JPMorgan Diversified Fund                JPMorgan Mid Cap Growth Fund
JPMorgan Core Equity Fund                JPMorgan Mid Cap Value Fund
JPMorgan Equity Income Fund              JPMorgan Capital Growth Fund
JPMorgan Growth and Income Fund          JPMorgan Small Cap Equity Fund
JPMorgan Disciplined Equity Fund         JPMorgan Small Cap Growth Fund
JPMorgan Disciplined Equity Value Fund   JPMorgan Dynamic Small Cap Fund
JPMorgan Equity Growth Fund              JPMorgan U.S. Small Company Fund
JPMorgan U.S. Equity Fund                JPMorgan U.S. Small Company Opportunities Fund

Certain tax information for the JPMorgan Equity Funds that is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended December 31, 2001. The information and distributions reported in this letter may differ from the information and distributions taxable to shareholders for the calendar year ending December 31, 2001. The information necessary to complete your income tax returns for the calendar year ending December 31, 2001 will be received under a separate cover:

FOR THE FISCAL YEAR ENDED DECEMBER 31, 2001:

The following represents the percentage of distributions eligible for dividends received deduction and the long term capital gains distributed by the Funds:

                                         DIVIDEND RECEIVED     LONG-TERM CAPITAL
JPMorgan FUND                                DEDUCTION        GAINS DISTRIBUTION
--------------------------------------------------------------------------------
Balanced Fund                                  34.09%             $1,682,927
Diversified Fund                               28.29%                     --
Core Equity Fund                                   --                     --
Equity Income Fund                            100.00%                712,690
Growth and Income Fund                        100.00%                  1,802
Disciplined Equity Fund                        96.86%                     --
Disciplined Equity Value Fund                  65.61%                     --
Equity Growth Fund                                 --             11,638,614
U.S. Equity Fund                               96.97%              1,019,962
SmartIndex(TM) Fund                           100.00%                     --
Mid Cap Growth Fund                                --                     --
Mid Cap Value Fund                             17.02%                311,925
Capital Growth Fund                                --                     --
Small Cap Equity Fund                              --                     --
Small Cap Growth Fund                              --                     --
Dynamic Small Cap Fund                             --                     --
U.S. Small Company Fund                        86.23%                157,392
U.S. Small Company Opportunities Fund              --                     --

JPMorgan FUNDS

U.S. EQUITY FUNDS
Balanced Fund
Capital Growth Fund
Core Equity Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Large Cap Growth Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Growth Fund
SmartIndex(TM) Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund

SELECT FUNDS

Select Balanced Fund
Select Equity Income Fund
Select International Equity Fund
Select Large Cap Equity Fund
Select Large Cap Growth Fund
Select Mid Cap Equity Fund
Select Small Cap Equity Fund

TAX AWARE FUNDS

Fleming Tax Aware International
     Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Small Company
     Opportunities Fund
Tax Aware U.S. Equity Fund

INTERNATIONAL EQUITY FUNDS
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Equity Fund
Fleming International Opportunities Fund
Fleming Japan Fund

SPECIALTY FUNDS
Focus Fund
Global 50 Fund
Global Healthcare Fund
H&Q Technology Fund
Market Neutral Fund

FIXED INCOME FUNDS

Bond Fund
Bond Fund II
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Intermediate Bond Fund
Short-Term Bond Fund
Short-Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAXFREE FUNDS

California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free
     Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities
     Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

                     THIS PAGE IS INTENTIONALLY LEFT BLANK

INVESTMENT ADVISOR
JPMorgan Fleming Asset
Management
JPMorgan Investment
Management, Inc.
Robert Fleming, Inc.

ADMINISTRATOR,
SHAREHOLDER AND
FUND SERVICING AGENT
AND CUSTODIAN
JPMorgan Chase Bank

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Simpson Thacher & Bartlett

INDEPENDENT
ACCOUNTANTS
PricewaterhouseCoopers LLP

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

JPMorgan Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

PRSRT STD
U.S. POSTAGE
PAID
PERMIT 2891
KANSAS CITY, MO

(C)J.P. Morgan Chase & Co., 2001 All Rights Reserved. February 2002.

AN-EQ-202